UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-22027

FundVantage Trust
(Exact name of registrant as specified in charter)

301 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear Shareholder,

Risk and Return

The Broad Allocation Strategy Fund Class I shares (the “Fund”) returned 1.68%, net of fees, during the six months to October 31, 2012. The Fund’s blended benchmark consisting of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Index returned 2.49%, during the same period.

Review

Global economic activity continued to recede the period, albeit gradually, with further indications of deceleration in the U.S., Europe and China. Still, the monetary safety net remained firmly in place for risk assets (i.e. stocks), with European Central Bank President Mario Draghi vowing to “do whatever it takes” to preserve the European Monetary Union, including the purchase of sovereign bonds in the secondary market, and the U.S. Federal Reserve continuing the active purchasing of securities in the open market.

Investors were encouraged mid-summer by signs of a much stronger effort from global central banks to tackle the issues gumming up their financial systems and inflicting pain on the European economy. Expectations for German approval of the European Stability Mechanism, the permanent bailout fund for the Eurozone, and another round of quantitative easing by the U.S. Federal Reserve helped renew the rally in risk assets. Commodities, including gold, were the top performing major asset class for the quarter, while stocks easily outperformed bonds and the dollar dropped in value as investors favored riskier assets.

Outlook & Positioning

We ended the period on the cusp of the U.S. presidential election, with a number of topics being hotly debated by the candidates – perhaps none more so than the economy. The current economic recovery has been one of the weakest on record, especially with respect to employment and wages – both of which remain below the level of a decade ago. Despite massive fiscal and monetary stimuli, the official U.S. unemployment rate remains around 8% nearly four years after the recent recession. The U.S. stock market, on the other hand, has done just fine with the S&P 500 Index more than doubling from its March 2009 low. Globally, economic conditions are not much brighter, and in fact may be more worrisome. Europe continues to wade through significant fiscal stress in the Spanish, Italian, Irish and Greek economies, while China is experiencing a more significant slowdown than many anticipated. Central government intervention is once again the prescribed remedy – whether through bond buying in Europe or fiscal stimulus in China – with the central question revolving around how effective such measures can and will be in generating real economic growth.

In our view, the global markets remain in a stalemate situation: slowing earnings and economic activity countered by central bank support. Our expectation is that the recent experience of sentiment- and macro-driven markets will continue as investors focus on the big picture, primarily global economic growth, the threat of the “fiscal cliff” and Europe’s travails.

Since the end of May 2012, global investors have experienced double-digit returns in equity and agricultural commodity prices and near-double digit returns in energy and gold. Prudence suggests returns over the next several months will not be as rosy, prompting a modest tactical reduction of risk in the strategy. Our array of indicators – fundamental, price dynamics and sentiment – continue to guide us as we navigate the current investment landscape. As always, we are on the lookout for opportunities to find value with an eye toward protecting the portfolio’s downside, should our indicators provide a strong warning.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

Portfolio Review

Fixed income was the top performing asset class for the six month period ended October 31, 2012, rising 5.60% and contributing 139 basis points to total return. Global investors’ insatiable search for yield drove emerging market debt higher during the period, with the portfolio’s 4% allocation to the sector adding 56 basis points to total return. In late September, we cut our allocation to emerging debt in half, locking in gains.

Within commodities, agriculture was the top performing sub-asset class, gaining 7% for the period as the summer-long drought pushed crop prices higher. Precious metals were also positive, gaining 3.23%. In addition to our long-standing positions in silver and gold, returns were aided by the addition of platinum to the portfolio in August. Late in September, we closed out our silver position, locking in gains of more nearly 9% for the period. Allocations to energy held back overall returns, falling -10.26%. However, active trading in the segment limited contributions to total return to just -0.07%.

Global equities were essentially flat during the six-month period, rising just 0.18% as weakness in May offset much of the summertime rally. The US stock market led returns, with allocations within the fund rising 10.36%. Developed international equities also gained, rising 4.69%, while emerging equities fell -1.02%.

Global real estate had a strong run during the period, rising 5.18% and adding 0.23% to total returns. Gains were led by non-US real estate, as allocations to REITS and REOCS internationally rose 10.4% and accounted for the entirety of the gain in the sector.

Currencies also posted positive returns, rising 0.42% as allocations to the US dollar and a fund that replicates the “carry trade” rose 0.34% and 2.53%, respectively. Overall, the allocation to currencies added just 0.06% of total return to the portfolio.

In terms of overall asset allocation for the strategy, we were actively adjusting the portfolio throughout the period to take advantage of changing market conditions. Throughout the summer we added exposure to risk assets as the market continued to gain traction, especially within non-US equities. By the end of October, after a significant run-up in prices, we began to pare exposure to real estate, emerging market debt and other risky assets to ultimately end with a roughly neutral allocation to our long term targets.

Boston Advisors, LLC

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may changes and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future holdings of the Fund are subject to investment risk.

2

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
			Since
	Six Months†	1 Year	Inception

Class A Shares* (without sales charge)	1.48%	4.63%	0.54%
Class A Shares* (with sales charge)	-3.84%	-0.89%	-3.28%
60% S&P 500® Index/ 40% Barclays Capital U.S. Aggregate Bond Index	2.49%	11.29%	8.57%***
S&P 500® Index	2.16%	15.21%	9.66%***
Barclays Capital U.S. Aggregate Bond Index	2.75%	5.25%	6.12%***
			Since
	Six Months†	1 Year	Inception

Institutional Class Shares**	1.68%	4.97%	2.11%
60% S&P 500® Index/ 40% Barclays Capital U.S. Aggregate Bond Index	2.49%	11.29%	7.68%***
S&P 500® Index	2.16%	15.21%	7.78%***
Barclays Capital U.S. Aggregate Bond Index	2.75%	5.25%	6.83%***

†	Not Annualized.

*	Class A Shares commenced operations on June 8, 2011.

**	Institutional Class Shares commenced operations on January 31, 2011.

***	Benchmark performance is from inception date of the Fund’s class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 526-8968.

The return shown for Class A Shares reflects a deduction for the maximum front-end sales charge of 5.25%. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2012, are 4.95% and 1.67% for Class A Shares and 3.72% and 1.42% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Boston Advisors, LLC (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund in order to limit the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and

3

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

expenses” and brokerage commissions) to 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Board”) approves its earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns above.

The Fund intends to evaluate its performance as compared to that of the unmanaged blended index of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to directly invest in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund may invest in broad range of asset-classes, including some that entail special risks, such as: small-cap stocks; real estate securities; high-yield debt; commodity-related securities; foreign and emerging-market securities; and currencies. Each of these asset-classes may be adversely affected by particular factors, including — but not limited to — illiquidity, volatility, default, interest rate changes, currency exchange-rate fluctuations, and local economic conditions. The Adviser seeks to reduce risk through a flexible approach to asset allocation, but there can be no guarantee that the Adviser’s strategy will be achieved.

The Adviser may use short sales and derivatives (futures, options, swaps) to enhance return or hedge against market downturns, but these techniques involve their own special risks and could cause a loss to the Fund. A short sale is subject to potential unlimited loss since the price of a security theoretically could increase without limit. Derivatives are subject to potential illiquidity and counter-party default.

The Fund invests mainly in the shares of exchange-traded funds, hence Fund shareholders will bear the indirect expenses of these underlying funds. The Adviser may at times invest more than 25% of the Fund’s assets in one underlying fund or asset-class; consequently the Fund could suffer a loss by being overly-concentrated in an under performing underlying fund or asset-class. Fund performance also could be adversely affected by transaction costs from high portfolio turnover since the Adviser may engage in active trading.

4

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if any), and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period ended October 31, 2012 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Boston Advisors Broad Allocation Strategy Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,014.80	$6.30
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31

Institutional Class Shares
Actual	$1,000.00	$1,016.80	$5.03
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 for Class A Shares and Institutional Class Shares of 1.24% and 0.99%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual total returns for the six month period ended October 31, 2012 of 1.48% and 1.68% for Class A and Institutional Class Shares, respectively. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would be higher. The range of weighted expense ratios of the underlying funds held by the Fund, as stated in their current prospectus were 0.00% to 0.07%.

6

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE TRADED FUNDS:
Equity	39.7%	$12,805,201
Fixed Income	28.2	9,100,082
Commodity	16.5	5,311,044
Currency	8.7	2,809,948
Other Assets in Excess of Liabilities	6.9	2,240,932

NET ASSETS	100.0%	$32,267,207

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 93.1%
Commodity — 16.5%
ETRACS CMCI Long Platinum Total Return ETN*	27,045	$497,898
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	11,288	672,804
PowerShares DB Energy Fund*	47,332	1,295,004
PowerShares DB Gold Fund*	38,512	2,278,755
RICI - Agriculture ELEMENTS*	60,083	566,583

		5,311,044

Currency — 8.7%
PowerShares DB G10 Currency Harvest Fund*	34,165	868,816
PowerShares DB US Dollar Index Bullish Fund*	76,438	1,673,228
WisdomTree Dreyfus Emerging Currency Fund	13,024	267,904

		2,809,948

Equity — 39.7%
Guggenheim S&P 500 Equal Weight ETF	18,964	981,387
iPath S&P 500 Dynamic VIX ETN*	44,653	2,220,058
iShares MSCI Brazil Index Fund	5,740	306,057
iShares MSCI Poland Investable Market Index Fund	12,782	331,693
iShares MSCI Spain Index Fund	11,266	319,616

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
iShares S&P Latin America 40 Index Fund	13,756	$581,329
Market Vectors Gold Miners ETF	6,378	337,077
QuantShares U.S. Market Neutral High Beta Fund*	25,674	715,663
QuantShares U.S. Market Neutral Momentum Fund	25,582	632,003
QuantShares U.S. Market Neutral Size Fund	25,388	622,260
SPDR S&P 500 ETF Trust	11,007	1,553,968
Vanguard Global ex-U.S. Real Estate ETF	14,619	773,199
Vanguard MSCI EAFE ETF	47,397	1,575,002
Vanguard MSCI Emerging Markets ETF	44,731	1,855,889

		12,805,201

Fixed Income — 28.2%
Guggenheim BulletShares 2016 Corporate Bond ETF	44,731	999,291
iShares Barclays 1-3 Year Credit Bond Fund	8,930	944,794
iShares Barclays 7-10 Year Treasury Bond Fund	15,107	1,629,894
iShares Barclays Credit Bond Fund	8,107	930,603
iShares S&P National Municipal Bond Fund	2,749	308,575
PowerShares Build America Bond Portfolio	21,864	659,418
PowerShares Emerging Markets Sovereign Debt Portfolio	26,780	833,126

The accompany notes are an integral part of the financial statements.

8

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
PowerShares Fundamental High Yield Corporate Bond Portfolio	33,583	$643,786
PowerShares International Corporate Bond Portfolio	20,850	606,318
SPDR Barclays Capital High Yield Bond ETF	14,328	577,848
SPDR Barclays Capital Short Term High Yield Bond ETF	31,707	966,429

		9,100,082

TOTAL EXCHANGE TRADED FUNDS (Cost $28,918,987)		30,026,275

TOTAL INVESTMENTS - 93.1% (Cost $28,918,987)		30,026,275
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%		2,240,932

NET ASSETS - 100.0%		$32,267,207

*	Non-income producing.

CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
VIX	Volatility Index

The accompany notes are an integral part of the financial statements.

9

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $28,918,987)	$30,026,275
Cash	2,249,218
Dividends and interest receivable	515
Receivable from Investment Adviser	3,514
Receivable for capital shares sold	64,000
Prepaid expenses and other assets	25,494

Total assets	32,369,016

Liabilities
Payable for transfer agent fees	30,227
Payable for capital shares redeemed	18,029
Payable for printing fees	16,772
Payable for audit fees	12,098
Payable for administration and accounting fees	8,877
Payable to custodian	7,032
Payable for legal fees	6,929
Payable for distribution fees	23
Accrued expenses	1,822

Total liabilities	101,809

Net Assets	$32,267,207

Net Assets Consisted of:
Capital stock, $0.01 par value	$31,340
Paid-in capital	30,686,005
Accumulated net investment income	210,611
Accumulated net realized gain from investments	231,963
Net unrealized appreciation on investments	1,107,288

Net Assets	$32,267,207

Class A:
Net asset value, offering and redemption price per share ($69,083 / 6,725)	$10.27

Maximum offering price per share (100/94.75 of $10.27)	$10.84

Institutional Class:
Net asset value, offering and redemption price per share ($32,198,124 / 3,127,289)	$10.30

The accompanying notes are an integral part of the financial statements.

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BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$319,619
Interest	917

Total investment income	320,536

Expenses
Advisory fees (Note 2)	124,385
Transfer agent fees (Note 2)	46,229
Administration and accounting fees (Note 2)	38,439
Printing and shareholder reporting fees	16,906
Legal fees	16,573
Registration and filing fees	13,371
Custodian fees (Note 2)	12,803
Audit fees	12,098
Trustees’ and officers’ fees	8,995
Distribution fees (Class A) (Note 2)	145
Other expenses	4,649

Total expenses before waivers and reimbursements	294,593

Less: waivers and reimbursements (Note 2)	(140,522)

Net expenses after waivers and reimbursements	154,071

Net investment income	166,465

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	338,812
Net change in unrealized appreciation on investments	37,019

Net realized and unrealized gain on investments	375,831

Net increase in net assets resulting from operations	$542,296

The accompanying notes are an integral part of the financial statements.

11

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$166,465	$186,318
Net realized gain/(loss) from investments	338,812	(92,284)
Net change in unrealized appreciation from investments	37,019	1,052,061

Net increase in net assets resulting from operations	542,296	1,146,095

Less Dividends and Distributions to Shareholders from:
Class A	—	(782)
Institutional Class	—	(174,474)

Net decrease in net assets from dividends and distributions to shareholders	—	(175,256)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,054,638	28,121,712

Total increase in net assets	2,596,934	29,092,551

Net assets
Beginning of period	29,670,273	577,722

End of period	$32,267,207	$29,670,273

Accumulated net investment income, end of period	$210,611	$44,146

The accompanying notes are an integral part of the financial statements.

12

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Period June 8, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.25

Net investment income(1)	0.04		0.09
Net realized and unrealized gain/(loss) on investments	0.11		(0.17)

Net increase/(decrease) in net assets resulting from operations	0.15		(0.08)

Dividends and distributions to shareholders from:
Net Investment Income	—		(0.05)

Net asset value, end of period	$10.27		$10.12

Total investment return(2)	1.48%		(0.72)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$69		$122
Ratio of expenses to average net assets(3)	1.24	%(4)	1.24	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)(5)	2.14	%(4)	4.52	%(4)
Ratio of net investment income to average net assets(3)	0.84	%(4)	1.00	%(4)
Portfolio turnover rate	38.50	%(6)	56.15	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period January 31, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.13		$10.50	$10.00

Net investment income(1)	0.05		0.13	0.01
Net realized and unrealized gain/(loss) on investments	0.12		(0.43)	0.49

Net increase/(decrease) in net assets resulting from operations	0.17		(0.30)	0.50

Dividends and distributions to shareholders from:
Net Investment Income	—		(0.07)	—

Net asset value, end of period	$10.30		$10.13	$10.50

Total investment return(2)	1.68%		(2.86)%	5.00%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$32,198		$29,548	$578
Ratio of expenses to average net assets(3)	0.99	%(4)	0.99%	0.99	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)(5)	1.89	%(4)	3.29%	115.64	%(4)
Ratio of net investment income to average net assets(3)	1.07	%(4)	1.31%	0.26	%(4)
Portfolio turnover rate	38.50	%(6)	56.15%	22.69	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Boston Advisors Broad Allocation Strategy Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on January 31, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter paid a commission to the selling broker-dealer for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

15

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$30,026,275	$30,026,275	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

16

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Boston Advisors, LLC (“Boston Advisors” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses”

17

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. For the six months ended October 31, 2012, the amount of fees accrued and waived was $124,385, and the fees reimbursed by the Adviser were $16,137. At October 31, 2012, the amount of the potential recovery was as follows:

April 30, 2014	Expiration April 30, 2015	April 30, 2016
$37,733	$328,461	$140,522

BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, there were no underwriting commissions or sales commissions for the sale of the Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

18

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $2,453. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$15,137,220	$10,913,959

4. Capital Share Transactions

For the six months ended October 31, 2012 and the period from commencement of operations to April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2012 (Unaudited)		For the Year/Period Ended April 30, 2012*
	Shares	Amount	Shares	Amount
Class A Shares
Sales	—	$—	18,840	$193,369
Redemption Fees†	—	—	—	5
Redemptions	(5,344)	(54,481)	(6,771)	(66,958)

Net increase	(5,344)	$(54,481)	12,069	$126,416

19

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

	For the Six Months Ended
	October 31, 2012		For the Year/Period Ended
	(Unaudited)		April 30, 2012*
	Shares	Amount	Shares	Amount
Institutional Class
Sales	293,936	$2,953,192	2,993,350	$29,298,028
Reinvestments	—	—	18,080	174,474
Redemption Fees†	—	—	—	736
Redemptions	(83,349)	(844,073)	(149,749)	(1,477,942)

Net increase	210,587	$2,109,119	2,861,681	$27,995,296

*	Class A Shares commenced operations on June 8, 2011.

†

There is a 2.00% redemption fee that may be charged on shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund and are allocated to all classes in the Fund based on relative net assets.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the fiscal year ended April 30, 2012, the tax character of distributions paid by the Fund was $175,256 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal tax purposes. There were no distributions paid for the fiscal year ended April 30, 2011.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(118,069)	$36,632	$—	$1,197,660

20

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$28,918,987

Gross unrealized appreciation	$1,409,057
Gross unrealized depreciation	(301,769)

Net unrealized appreciation	$1,107,288

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal period ended April 30, 2012, the Fund had short-term capital loss deferrals of $13,028 and long-term loss deferrals of $95,629.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2012, the Fund had post-enactment capital loss carryforward of $118,069, all of which are short-term losses and have an unlimited period of capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 526-8968 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Boston Advisors, LLC

One Liberty Square, 10th Floor

Boston, MA 02109

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

BOSTON ADVISORS

BROAD ALLOCATION

STRATEGY FUND

of

FundVantage Trust

Class A Shares

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Boston Advisors Broad Allocation Strategy Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Boston Advisors Broad Allocation Strategy Fund.

COMPAK DYNAMIC ASSET ALLOCATION FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Class A Shares (without sales charge)	1.13%	7.92%	-1.10%
Class A Shares (with sales charge)	-3.63%	2.74%	-4.65%
70% S&P 500® Index/ 30% Barclays Capital U.S. Aggregate Bond Index	2.40%	12.24%	7.59%**

†	Not annualized.

*	The Compak Dynamic Asset Allocation Fund (“the Fund”) commenced operations on June 30, 2011.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 4.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 426-6725.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2012, are 4.09% and 2.84%, respectively, for Class A Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Compak Asset Management (the “Adviser”) has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust approves its earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns above.

The Fund intends to evaluate performance as compared to that of the unmanaged blended index of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to directly invest in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund may invest in broad range of asset-classes, including some that entail special risks, such as: small-cap stocks; real estate securities; high-yield debt; commodity-related securities; foreign and emerging-market securities; and currencies. Each of these asset-classes may be adversely affected by particular factors, including — but not limited to — illiquidity, volatility, default, interest rate changes, currency exchange-rate fluctuations, and local economic conditions. The Adviser seeks to reduce risk through a flexible approach to asset allocation, but there can be no guarantee that the Adviser’s strategy will be achieved.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

The Adviser may use short sales and derivatives (futures, options, swaps) to enhance return or hedge against market downturns, but these techniques involve their own special risks and could cause a loss to the Fund. A short sale is subject to potential unlimited loss since the price of a security theoretically could increase without limit. Derivatives are subject to potential illiquidity and counter-party default.

The Fund invests a substantial portion of its assets in the shares of exchange-traded funds, hence Fund shareholders will bear the indirect expenses of these underlying funds. The Adviser may at times invest more than 25% of the Fund’s assets in one underlying fund or asset-class; consequently the Fund could suffer a loss by being overly concentrated in an underperforming underlying fund or asset-class. Fund performance also could be adversely affected by transaction costs from high portfolio turnover since the Adviser may engage in active trading.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2012 through October 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Compak Dynamic Asset Allocation Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,011.30	$12.98
Hypothetical (5% return before expenses)	1,000.00	1,012.30	12.98

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 2.56% for Class A Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six month total return for the Fund of 1.13% for Class A Shares. The annualized expense ratio does not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would be higher. The range of weighted expense ratios of the underlying funds held by the Fund, as stated in their current prospectuses were 0.00% to 0.05%.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value

SECURITY TYPE/SECTOR CLASSIFICATION:
Common Stocks
Energy	3.7%	$621,770
Consumer, Non-cyclical	3.7	620,909
Communications	3.7	620,464
Industrial	3.6	612,289
Consumer, Cyclical	2.8	466,378
Basic Materials	1.9	317,514
Technology	1.8	299,232
Utilities	0.6	109,445
Exchange Traded Funds	60.9	10,254,272
Mutual Funds	11.4	1,928,307
Other Assets in Excess of Liabilities	5.9	1,000,904

NET ASSETS	100.0%	$16,851,484

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 21.8%
Basic Materials — 1.9%
Huntsman Corp.	10,550	$158,672
MeadWestvaco Corp.	5,350	158,842

		317,514

Communications — 3.7%
Cisco Systems, Inc.	8,430	144,490
Comcast Corp., Class A	4,300	161,293
DISH Network Corp., Class A	4,375	155,881
EchoStar Corp., Class A*	5,000	158,800

		620,464

Consumer, Cyclical — 2.8%
CVS Caremark Corp.	3,400	157,760
Dana Holding Corp.	12,050	158,578
Wal-Mart Stores, Inc.	2,000	150,040

		466,378

Consumer, Non-cyclical — 3.7%
Alliance Data Systems Corp.*	1,050	150,202
Pfizer, Inc.	6,300	156,681
UnitedHealth Group, Inc.	2,850	159,600
WellPoint, Inc.	2,520	154,426

		620,909

Energy — 3.7%
Chevron Corp.	1,350	148,784
ConocoPhillips	2,750	159,088
CVR Energy, Inc.*	4,200	154,350
Exxon Mobil Corp.	1,750	159,548

		621,770

Industrial — 3.6%
Cummins, Inc.	1,600	149,728
Eaton Corp.	3,450	162,909
KBR, Inc.	5,300	147,658

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
United Parcel Service, Inc., Class B	2,075	$151,994

		612,289

Technology — 1.8%
Microsoft Corp.	5,490	156,657
NCR Corp.*	6,700	142,575

		299,232

Utilities — 0.6%
PPL Corp.	3,700	109,445

TOTAL COMMON STOCKS (Cost $3,312,524)		3,668,001

EXCHANGE TRADED FUNDS — 60.9%
Commodity — 2.3%
SPDR Gold Shares*	2,350	392,121

Equity — 44.8%
Financial Select Sector SPDR Fund	19,200	304,896
iShares MSCI ACWI Index Fund	9,900	459,855
iShares MSCI EAFE Index Fund	5,800	310,706
iShares MSCI Emerging Market Index Fund	8,800	361,768
iShares MSCI EMU Index Fund	5,200	160,264
iShares Russell 2000 Index Fund	5,800	471,192
iShares S&P 500 Index Fund	4,900	693,252
iShares S&P Midcap 400 Index Fund	4,800	470,112
Market Vectors Russia ETF	11,600	322,944
SPDR S&P 500 ETF Trust	22,250	3,141,255

The accompanying notes are an integral part of the financial statements.

6

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Equity — (Continued)
Technology Select Sector SPDR Fund	15,700	$453,259
Utilities Select Sector SPDR Fund	10,600	390,822

		7,540,325

Fixed Income — 13.8%
iShares Barclays Aggregate Bond Fund	8,700	975,705
iShares JPMorgan USD Emerging Markets Bond Fund	900	109,449
PIMCO Total Return ETF	11,300	1,236,672

		2,321,826

TOTAL EXCHANGE TRADED FUNDS (Cost $9,695,248)		10,254,272

MUTUAL FUNDS — 11.4%
Fixed Income — 11.4%
DoubleLine Total Return Bond Fund, Class I	74,520	850,271
PIMCO Total Return Fund, Administrative Shares	93,175	1,078,036

		1,928,307

TOTAL MUTUAL FUNDS (Cost $1,861,238)		1,928,307

	Number of Shares	Value
TOTAL INVESTMENTS - 94.1% (Cost $14,869,010)		$15,850,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%		1,000,904

NET ASSETS - 100.0%		$16,851,484

*	Non-income producing.

ACWI	Adjusted Market Capitalization Weighted Index
EAFE	Europe, Australasia and Far East
EMU	European Monetary Union
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

7

COMPAK DYNAMIC ASSET ALLOCATION FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $14,869,010)	$15,850,580
Cash	1,059,707
Receivable for investments sold	3
Dividends and interest receivable	7,449
Prepaid expenses and other assets	25,479

Total assets	16,943,218

Liabilities
Payable for transfer agent fees	23,550
Payable for capital shares redeemed	20,101
Payable for audit fees	12,097
Payable for printing fees	10,985
Payable for administration and accounting fees	8,248
Payable for legal fees	7,046
Payable to custodian	4,721
Accrued expenses	4,986

Total liabilities	91,734

Net Assets	$16,851,484

Net Assets Consisted of:
Capital stock, $0.01 par value	$17,181
Paid-in capital	17,582,624
Accumulated net investment loss	(54,984)
Accumulated net realized loss from investments	(1,674,907)
Net unrealized appreciation on investments	981,570

Net Assets	$16,851,484

Class A:
Shares outstanding	1,718,119

Net asset value, offering and redemption price per share ($16,851,484 / 1,718,119)	$9.81

Maximum offering price per share (100/95.25 of $9.81)	$10.30

The accompanying notes are an integral part of the financial statements.

8

COMPAK DYNAMIC ASSET ALLOCATION FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$156,774
Interest	116

Total investment income	156,890

Expenses
Advisory fees (Note 2)	83,153
Administration and accounting fees (Note 2)	38,448
Transfer agent fees (Note 2)	37,020
Distribution fees (Class A) (Note 2)	16,630
Printing and shareholder reporting fees	14,632
Legal fees	14,391
Registration and filing fees	14,316
Audit fees	12,099
Custodian fees (Note 2)	9,540
Trustees and officers’ fees	8,123
Other expenses	5,024

Total expenses before waivers and reimbursements	253,376

Less: waivers and reimbursements (Note 2)	(83,153)

Net expenses after waivers and reimbursements	170,223

Net investment loss	(13,333)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	116,406
Net change in unrealized appreciation on investments	5,789

Net realized and unrealized gain on investments	122,195

Net increase in net assets resulting from operations	$108,862

The accompanying notes are an integral part of the financial statements.

9

COMPAK DYNAMIC ASSET ALLOCATION FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Period Ended April 30, 2012*
Increase/(decrease) in net assets from operations:
Net investment loss	$(13,333)	$(19,932)
Net realized gain/(loss) from investments	116,406	(1,789,496)
Net change in unrealized appreciation from investments	5,789	975,781

Net increase/(decrease) in net assets resulting from operations	108,862	(833,647)

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(70,130)

Total net investment income	—	(70,130)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,708,489	14,937,910

Total increase in net assets	2,817,351	14,034,133

Net assets
Beginning of period	14,034,133	—

End of period	$16,851,484	$14,034,133

Accumulated net investment loss, end of period	$(54,984)	$(41,651)

*	The Fund commenced operations on June 30, 2011.

The accompanying notes are an integral part of the financial statements.

10

COMPAK DYNAMIC ASSET ALLOCATION FUND

Financial Highlights

Contained below is per share operating performance data for each Class A share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Period June 30, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$9.70		$10.00

Net investment loss(1)	(0.01)		(0.01)
Net realized and unrealized gain/(loss) on investments(1)	0.12		(0.26)

Net increase/(decrease) in net assets resulting from operations	0.11		(0.27)

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)

Redemption fees	—	(2)	0.01

Net asset value, end of period	$9.81		$9.70

Total investment return(3)	1.13%		(2.58)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$16,851		$14,034
Ratio of expenses to average net assets(4)	2.56	%(5)	2.36	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)(6)	3.81	%(5)	3.85	%(5)
Ratio of net investment loss to average net assets(4)	(0.20	)%(5)	(0.12	)%(5)
Portfolio turnover rate	17.68	%(7)	194.35	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Compak Dynamic Asset Allocation Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on June 30, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class D and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. As of October 31, 2012, Class C, Class D and Class I Shares have not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

12

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$15,850,580	$15,850,580	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

13

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Compak Asset Management (“CAM” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination. For the six months ended October 31, 2012, the amount of fees accrued and waived was $83,153.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

14

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, the Underwriter received $84 in underwriting commissions and $1,592 in sales commission for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $1,424. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

15

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,135,420	$2,341,132

4. Capital Share Transactions

For the six months ended October 31, 2012 and for the period June 30, 2011 (commencement of operations) to April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 30, 2012 (Unaudited)		For the Period Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	505,281	$4,945,513	2,179,542	$21,679,660
Reinvestments	—	—	7,383	66,448
Redemption Fees*	—	318	—	9,256
Redemptions	(234,202)	(2,237,342)	(739,885)	(6,817,454)

Net increase	271,079	$2,708,489	1,447,040	$14,937,910

*	There is 2.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less.

The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

16

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For the period ended April 30, 2012, the tax character of distributions paid by the Fund was $70,130 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(1,028,466)	$—	$—	$454,890

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$14,869,010

Gross unrealized appreciation	$1,079,730
Gross unrealized depreciation	(98,160)

Net unrealized appreciation	$981,570

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Fund had late year ordinary loss deferrals of $13,877, short-term capital loss deferrals of $239,238 and long-term capital loss deferrals of $2,159.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

17

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

As of April 30, 2012, the Fund had post-enactment capital loss carryforwards of $1,028,466, all of which are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

COMPAK DYNAMIC ASSET ALLOCATION FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 426-6725 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

Investment Adviser Compak Asset Management 1801 Dove Street Newport Beach, CA 92660 Administrator BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	COMPAK DYNAMIC ASSET ALLOCATION FUND
Transfer Agent BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581	of FundVantage Trust
Underwriter Foreside Funds Distributors LLC 400 Berwyn Park 899 Cassatt Road Berwyn, PA 19312	Class A Shares SEMI-ANNUAL REPORT
Custodian The Bank of New York Mellon One Wall Street New York, NY 10286	October 31, 2012 (Unaudited)
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

This report is submitted for the general information of the shareholders of the Compak Dynamic Asset Allocation Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Compak Dynamic Asset Allocation Fund.

Legal Counsel Pepper Hamilton LLP 3000 Two Logan Square 18th and Arch Streets Philadelphia, PA 19103

CUTWATER INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Cutwater Investment Grade Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Cutwater Investment Grade Bond Fund.

CUTWATER INVESTMENT GRADE BOND FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Institutional Class	4.45%	8.88%	6.45%
Barclays Aggregate Bond Index	2.75%	5.25%	6.10%**

†	Not Annualized.

*	The Cutwater Investment Grade Bond Fund (the “Fund”) commenced operations on December 2, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 678-6242.

The Fund’s total annual gross and net operating expense ratio for Institutional Class shares of the Fund, as stated in the current prospectus dated September 1, 2012, is 1.05% and 0.85%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Cutwater Asset Management (the “Adviser”) has contractually agreed to reduce its investment advisory fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until: (i) August 31, 2013; (ii) upon the termination of the Adviser as investment adviser to the Fund; or (iii) unless the Board of Trustees of the Trust approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Aggregate Bond Index. Barclays Aggregate Bond Index is an unmanaged intermediate-term index and should not be considered indicative of any Cutwater Investment Grade Bond Fund investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with a limited operating history. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

1

CUTWATER INVESTMENT GRADE BOND FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Cutwater Investment Grade Bond Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,044.50	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 0.85% for the Institutional Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six month total returns for the Fund of 4.45%.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value

Corporate Bonds and Notes	49.3%	$37,365,650
Residential Mortgage-Backed Securities	17.5	13,238,678
U.S. Treasury Obligations	14.3	10,801,032
Registered Investment Company	11.7	8,866,236
Commercial Mortgage-Backed Securities	6.5	4,935,917
Asset Backed Securities	5.2	3,918,088
Municipal Bonds	1.3	1,009,569
Preferred Stock	1.1	846,000
Liabilities in Excess of Other Assets	(6.9)	(5,261,798)

NET ASSETS	100.0%	$75,719,372

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 49.3%
Agriculture — 0.4%
Reynolds American, Inc., Co. Gty., 3.25%, 11/01/22 (b)	Baa2/BBB-	$330	$333,770

Automotive — 1.7%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B2/B	500	534,375
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Baa3/BB+	500	562,582
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14 (b)	B3/NR	200	205,494

			1,302,451

Chemicals — 0.6%
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A(b)	Ba1/BBB-	400	423,000

Consumer, Non-cyclical — 0.5%
Moody’s Corp., Sr. Unsec. Notes, 4.50%, 09/01/22 (b)	NR/BBB+	335	360,178

Diversified Financial Services — 16.4%
Akbank TAS, Sr. Unsec. Notes, 5.00%, 10/24/22 144A	Baa2/NR	428	435,255
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	300	325,875
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	325	376,445
Bank of America Corp., Sr. Unsec. Notes, 5.65%, 05/01/18	Baa2/A-	410	477,341
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	490	574,449
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A2/A	410	494,037
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB-	347	405,837
Citigroup, Inc., Sr. Unsec. Notes, 5.85%, 08/02/16	Baa2/A-	825	946,481
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa3/BB+	550	576,434
Federal Realty Investment Trust, Sr. Unsec. Notes, REIT, 5.95%, 08/15/14 (b)	Baa1/BBB+	290	313,696
General Electric Capital Corp., Jr. Sub. Notes, 6.25%, 12/15/22 (c)(d)	Baa1/AA-	600	654,018
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+	200	237,567
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	400	465,432
Goldman Sachs Group, Inc. (The), 3.625%, 02/07/16	A3/A-	340	359,916
Goodman Funding Property, Ltd., Sr. Unsec. Notes, REIT, 6.375%, 04/15/21 144A(b)	Baa2/BBB	250	281,948
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 4.61%, 06/27/13 144A(c)(d)	Baa2/BBB+	250	249,312
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(c)(d)	Baa2/BBB+	500	685,000
ING Bank NV, Sub. Notes, 1.184%, 09/26/16 (b)(c)	Baa2/NR	600	564,000
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (c)(d)	Ba1/BBB	495	570,106
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.95%, 03/25/20	A2/A	525	603,026
Morgan Stanley, Sr. Unsec. Notes, 4.75%, 03/22/17.	Baa1/A-	665	719,660
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A(b)	Baa1/BBB	325	394,844
Turkiye Garanti Bankasi AS, Sr. Unsec. Notes, 5.25%, 09/13/22 144A	Baa2/NR	675	698,625
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 12/10/12 (c)(d)	Baa3/BBB+	1,000	992,500

			12,401,804

Energy — 6.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/20/21 (b)	Ba3/NR	120	127,200
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB+	500	544,700
Calfrac Holdings LP, Sr. Unsec. Notes, 7.50%, 12/01/20 144A(b)	B1/B+	100	98,999
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 (b)	Ba1/BB-	200	225,500

The accompanying notes are an integral part of the financial statements.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.95%, 02/01/15 (b)	Baa3/BBB-	$305	$336,760
Frac Tech Services LLC/Frac Tech Finance, Inc., Co. Gty., 8.125%, 11/15/18 144A(b)	Ba3/BB-	200	209,000
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15 (b)	Baa2/BBB	550	551,946
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19 (b)	Baa2/BBB	225	298,567
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A(b)	Baa3/BBB	200	264,000
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB	325	361,386
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20 144A(b)	B3/B-	330	348,150
Transocean, Inc., Co. Gty., 6.50%, 11/15/20 (b)	Baa3/BBB-	250	303,732
Weatherford International, Ltd./Bermuda, Co. Gty., 6.75%, 09/15/40 (b)	Baa2/BBB	575	682,935
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB+	400	431,500

			4,784,375

Gaming, Lodging & Leisure — 0.3%
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 11.875%, 07/15/15 (b)	Ba1/BB	200	245,000

Healthcare — 2.5%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A(b)	Ba2/BB+	500	528,750
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	330	365,062
HealthSouth Corp., Co. Gty., 5.75%, 11/01/24 (b)	B1/BB-	400	404,000
Mylan, Inc., Co. Gty., 7.875%, 07/15/20 144A(b)	Ba2/BB	500	564,375

			1,862,187

Industrial — 2.4%
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22 144A(b)	Baa2/BBB	850	847,136
ArcelorMittal, Sr. Unsec. Notes., 6.25%, 02/25/22 (b)	Ba1/BB+	500	491,199
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A(b)	Baa2/BBB	250	280,227
Valassis Communications, Inc., Co. Gty., 6.625%, 02/01/21 (b)	Ba3/BB-	175	180,250

			1,798,812

Insurance — 3.3%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(c)	Baa1/BBB	500	537,500
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19 (b)	Baa2/BBB+	200	261,858
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	500	623,750
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa3/BBB+	650	684,125
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	375	395,625

			2,502,858

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/19 (b)	B1/BB-	475	510,625
Dish DBS Corp., Co. Gty., 6.75%, 06/01/21 (b)	Ba2/BB-	500	556,875
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 6.25%, 11/15/14 (b)	Baa3/BB+	300	324,000
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	320,687

			1,712,187

Mining — 3.6%
FMG Resources August 2006 Property, Ltd., Sr. Unsec. Notes, 6.875%, 04/01/22 144A(b)	B1/B+	500	470,000
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A(b)	Baa2/BBB+	755	795,980

The accompanying notes are an integral part of the financial statements.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Mining — (Continued)
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	$455	$451,310
Vale Overseas, Ltd., Co. Gty., 4.375%, 01/11/22 (b)	Baa2/A-	425	452,391
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A(b)	Baa2/BBB+	555	597,406

			2,767,087

Paper — 0.5%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa2/BBB	350	372,316

Pipe Lines Ex Natural Gas — 1.2%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa3/BB+	325	371,312
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	275	301,590
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19 (b)	Baa2/BBB	200	270,707

			943,609

Telecommunications — 2.7%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20 (b)	Ba2/BB	500	577,500
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	B2/B-	500	395,000
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	300	310,062
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34 (b)	Baa2/BBB	330	310,200
UPCB Finance VI, Ltd. Sr. Sec. Notes, 6.875%, 01/15/22 144A(b)	Ba3/BB-	400	428,000

			2,020,762

Transportation — 1.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Notes, 8.00%, 02/01/18 (b)	Ba2/BB+	250	277,500
United Airlines 2009-2A Pass Through Trust, Pass Through Certs., Series 2009-02, 9.75%, 07/15/18 (b)	Baa3/BBB+	558	646,039

			923,539

Utilities — 3.4%
Dominion Resources, Inc., Sr. Unsec. Notes, 1.40%, 09/15/17 (b)	Baa2/A-	335	337,124
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A(b)	Ba1/BBB-	250	304,503
NextEra Energy Capital Holdings, Inc., Jr. Sub. Notes, 7.30%, 09/01/67 (b)(c)	Baa2/BBB	750	830,625
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20 (b)	B1/BB-	200	220,500
PPL Capital Funding, Inc., Co. Gty., 3.50%, 12/01/22 (b)	Baa3/BBB-	370	379,922
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20 (b)	Baa3/BBB-	500	539,041

			2,611,715

TOTAL CORPORATE BONDS AND NOTES (Cost $35,674,284)			37,365,650

ASSET BACKED SECURITIES — 5.2%
Americredit Automobile Receivables Trust, Series 2010-2, Class B, 2.73%, 03/09/15	Aaa/AA+	435	438,283
ARES Enhanced Loan Investment Strategy, Ltd., Series 2008-IRA, Class A2, 4.561%, 10/16/20 144A(c)	Aa3/AA+	500	501,664
Atrium CDO Corp., Series 7A, Class B, 3.461%, 11/16/22 144A(c)	NR/AA	675	695,884
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42 144A	Baa1/BBB+	396	440,852
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.566%, 10/18/21 144A(c)	Aa3/AA	1,000	943,480

The accompanying notes are an integral part of the financial statements.

6

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
Octagon Investment Partners VII, Ltd., Series 2004-7A, Class A1L, 0.844%, 12/02/16 144A(c)	Aaa/AAA	$180	$178,135
OHA Intrepid Leveraged Loan Fund, Ltd., Series 2011-1A, Class A, 2.06%, 04/20/21 144A(c)	Aaa/AAA	400	399,228
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	287	320,562

TOTAL ASSET BACKED SECURITIES (Cost $3,738,682)			3,918,088

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	850	954,236
CD Commerical Mortgage Trust, Series 2006-CD2, Class AM, 5.349%, 01/15/46(c)	Aa3/A-	700	756,923
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	850	913,539
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	A2/A-	248	248,314
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	A3/A	850	946,961
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	650	577,164
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NR/A+	500	538,780

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,787,506)			4,935,917

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 17.5%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AA+	543	599,413
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AA+	797	870,427
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AA+	435	468,543
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	309	343,242
FHLMC Gold Pool # G05832, 5.00%, 03/01/40	Aaa/AA+	577	625,426
FHLMC Gold Pool # J14072, 4.00%, 01/01/26	Aaa/AA+	346	367,216
FHLMC Gold Pool, TBA, 4.00%, 11/01/22	Aaa/AA+	525	560,048
FHLMC Non Gold Pool # IB8060, 2.876%, 03/01/41(c)	Aaa/AA+	364	384,134
FHLMC REMICS, CMO, 4.00%, 12/15/41	Aaa/AA+	602	651,877
FNMA Pool # AD7136, 5.00%, 07/01/40	Aaa/AA+	90	98,401
FNMA Pool # AE0411, 4.50%, 09/01/40	Aaa/AA+	401	435,568
FNMA Pool # AE0949, 4.00%, 02/01/41	Aaa/AA+	602	645,041
FNMA Pool # AH7068, 3.50%, 02/01/26	Aaa/AA+	367	389,318
FNMA, TBA, 3.50%, 11/01/22	Aaa/AA+	1,750	1,864,023
FNMA, TBA, 3.00%, 11/01/22	Aaa/AA+	1,075	1,127,238
FNMA, TBA, 2.50%, 11/01/22	Aaa/AA+	550	575,609
FREMF Mortgage Trust, CMO, 4.265%, 01/25/45 144A(c)	Aaa/AA+	600	620,594
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	847	941,160
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	366	414,369
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	531	582,544
GNMA Pool # 82717, 3.00%, 01/20/41(c)	Aaa/AA+	296	315,354
GNMA, TBA, 3.50%, 11/01/22	Aaa/AA+	330	359,133

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $12,876,384)			13,238,678

The accompanying notes are an integral part of the financial statements.

7

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
MUNICIPAL BONDS — 1.3%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	$350	$410,480
State of California, Build America Bonds, GO, 7.55%, 04/01/39(b)	A1/A-	255	355,669
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A	200	243,420

TOTAL MUNICIPAL BONDS (Cost $816,244)			1,009,569

U.S. TREASURY OBLIGATIONS — 14.3%
United States Treasury Note, 0.625%, 08/31/17	Aaa/AA+	3,015	3,006,757
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,545	1,523,756
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	5,645	5,614,128
United States Treasury Bond, 2.75%, 08/15/42	Aaa/AA+	670	656,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,843,805)			10,801,032

		Number of Shares
PREFERRED STOCK — 1.1%
Diversified Financial Services — 1.1%
CoBank ACB	NR/A-	8,000	846,000

TOTAL PREFERRED STOCK (Cost $834,000)			846,000

REGISTERED INVESTMENT COMPANY — 11.7%
BlackRock Liquidity Funds TempCash Portfolio		8,866,236	8,866,236

TOTAL REGISTERED INVESTMENT COMPANY (Cost $8,866,236)			8,866,236

TOTAL INVESTMENTS - 106.9%
(Cost $78,437,141)			80,981,170
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%			(5,261,798)

NET ASSETS - 100.0%			$75,719,372

(a)	Ratings for debt securities are unaudited. All ratings are as of October 31, 2012 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of October 31, 2012.
(d)	Security is perpetual. Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At October 31, 2012, these securities amounted to $14,829,738 or 19.6% of net assets.

The accompanying notes are an integral part of the financial statements.

8

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

Legend
CDO	Collateralized Debt Obligations
CMO	Collateralized Mortgage Obligations
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Freddie Multi-Family
GNMA	Government National Mortgage Association
GO	General Obligations
Gtd.	Guaranteed
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership

Ltd.	Limited
NR	Not Rated
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICs	Real Estate Mortgage Investment Conduit
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured

The accompanying notes are an integral part of the financial statements.

9

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $78,437,141)	$80,981,170
Receivable for investments sold	199,063
Dividends and interest receivable	587,615
Prepaid expenses and other assets	12,040

Total assets	81,779,888

Liabilities
Due to custodian	1,451,081
Payable for investments purchased	4,504,431
Payable to Investment Adviser	28,101
Payable for transfer agent fees	17,457
Payable for administration and accounting fees	12,040
Payable to custodian	4,402
Accrued expenses	43,004

Total liabilities	6,060,516

Net Assets	$75,719,372

Net Assets Consisted of:
Capital stock, $0.01 par value	$71,458
Paid-in capital	71,460,896
Accumulated net investment loss	(73,072)
Accumulated net realized gain from investments and foreign currency transactions	1,716,061
Net unrealized appreciation on investments	2,544,029

Net Assets	$75,719,372

Institutional Class:
Net asset value, offering and redemption price per share ($75,719,372 / 7,145,844)	$10.60

The accompanying notes are an integral part of the financial statements.

10

CUTWATER INVESTMENT GRADE BOND FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Interest	$1,390,272

Total investment income	1,390,272

Expenses
Advisory fees (Note 2)	185,842
Administration and accounting fees (Note 2)	48,613
Transfer agent fees (Note 2)	26,519
Legal fees	25,135
Printing and shareholder reporting fees	13,867
Audit fees	12,098
Trustees’ and officers’ fees	11,510
Custodian fees (Note 2)	10,213
Registration and filing fees	2,695
Other expenses	7,166

Total expenses before waivers and reimbursements	343,658

Less: waivers and reimbursements (Note 2)	(27,726)

Net expenses after waivers and reimbursements	315,932

Net investment income	1,074,340

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,279,035
Net change in unrealized appreciation on investments	855,364

Net realized and unrealized gain on investments	2,134,399

Net increase in net assets resulting from operations	$3,208,739

The accompanying notes are an integral part of the financial statements.

11

CUTWATER INVESTMENT GRADE BOND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase in net assets from operations:
Net investment income	$1,074,340	$2,224,078
Net realized gain from investments	1,279,035	1,506,385
Net change in unrealized appreciation on investments	855,364	768,062

Net increase in net assets resulting from operations	3,208,739	4,498,525

Less Dividends and Distributions to Shareholders:
Net investment income:
Institutional Class	(1,170,877)	(2,399,313)

Total net investment income	(1,170,877)	(2,399,313)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,170,877	2,449,313

Total increase in net assets	3,208,739	4,548,525

Net assets
Beginning of period	72,510,633	67,962,108

End of period	$75,719,372	$72,510,633

Accumulated net investment income/(loss), end of period	$(73,072)	$23,465

The accompanying notes are an integral part of the financial statements.

12

CUTWATER INVESTMENT GRADE BOND FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period December 2, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.31		$10.01	$10.00

Net investment income	0.16		0.32	0.11
Net realized and unrealized gain on investments	0.30		0.33	0.01

Net increase in net assets resulting from operations	0.46		0.65	0.12

Dividends to shareholders from:
Net investment income	(0.17)		(0.35)	(0.11)

Net asset value, end of period	$10.60		$10.31	$10.01

Total investment return(1)	4.45%		6.59%	1.22%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$75,719		$72,511	$67,962
Ratio of expenses to average net assets	0.85	%(2)	0.85%	0.83	%(2)
Ratio of expenses to average net assets without waivers and expense reimbursements(3)	0.92	%(2)	1.05%	0.90	%(2)
Ratio of net investment income to average net assets	2.89	%(2)	3.19%	2.61	%(2)
Portfolio turnover rate	78.97	%(4)	95.43%	106.84	%(4)

*	Commencement of operations.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(2)	Annualized.
(3)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Cutwater Investment Grade Bond Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 2, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class. As of October 31, 2012, Class A and Class C Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

14

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$37,365,650	$—	$37,365,650	$—
Asset Backed Securities	3,918,088	—	3,918,088	—
Commercial Mortgage-Backed Securities	4,935,917	—	4,935,917	—
Residential Mortgage-Backed Securities	13,238,678	—	13,238,678	—
Municipal Bonds	1,009,569	—	1,009,569	—
U.S. Treasury Obligations	10,801,032	—	10,801,032	—
Preferred Stock	846,000	846,000	—	—
Registered Investment Company	8,866,236	8,866,236	—	—

Total Investments	$80,981,170	$9,712,236	$71,268,934	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments

15

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Cutwater Investor Services Corp. d/b/a Cutwater Asset Management (“Cutwater” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until: (i) August 31, 2013; (ii) upon the termination of the Adviser as investment adviser to the Fund; or (iii) unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation

16

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2012, the amount of potential recovery was as follows:

Expiration
April 30, 2015	April 30, 2016
$138,467	$27,726

As of October 31, 2012, investment advisory fees payable to the Adviser were $28,101. For the six months ended October 31, 2012, the Adviser waived fees of $27,726.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $5,048. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities.	$21,554,007	$18,797,027
U.S. Government Securities	34,152,491	37,373,486

17

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Institutional Class:
Sales	—	$—	4,970	$50,000
Reinvestments	112,063	1,170,877	237,000	2,399,313

Net increase	112,063	$1,170,877	241,970	$2,449,313

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the fiscal year ended April 30, 2012 and the fiscal period ended April 30, 2011, the tax character of distributions by the Fund was $2,399,313 and $743,318, respectively, of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$ —	$42,032	$418,459	$1,688,665

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

18

CUTWATER INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$78,437,141

Gross unrealized appreciation	2,792,900
Gross unrealized depreciation	(248,871)

Net unrealized appreciation	$2,544,029

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of October 31, 2012, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

CUTWATER INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 27, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Cutwater Investor Services Corp. (the “Adviser” or “Cutwater”) and FundVantage Trust (the “Trust”) on behalf of the Cutwater Investment Grade Bond Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (x) compliance with federal securities laws and other regulatory requirements. The Adviser also provided its code of ethics, Form ADV and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

The Trustees considered the investment performance for the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, including a comparison to the Barclays Capital U.S. Aggregate Index, the Fund’s benchmark for the one year and since inception periods ended June 30, 2012. The Trustees also reviewed the performance information for the Adviser’s Core Plus Fixed Income Composite and another comparable investment grade corporate bond closed-end fund managed by the Adviser (“Comparable Fund”). The Trustees noted that the Fund underperformed its benchmark and the Comparable Fund for the one year and since inception periods ended June 30, 2012. The Trustees considered the short-term and long-term performance of the Fund. They concluded that the performance of the Fund was within an acceptable range of performance relative to the benchmark.

Representatives from Cutwater attended the meeting either in person or telephonically and discussed Cutwater’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

20

CUTWATER INVESTMENT GRADE BOND FUND

Other Information (Concluded)

(Unaudited)

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also considered the fees that the Adviser charges to its separately managed accounts and the Comparable Fund. The Trustees evaluated explanations provided by the Adviser as to differences in fees charged to the Fund and separately managed accounts and the Comparable Fund. The Trustees concluded that the advisory fee was reasonable in light of the services to be provided to the Fund .

The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services provided by the Adviser, the proposed compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent audited financial statements. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability of the Adviser is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy, on-going concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s fees derived from its relationship with the Trust in light of the Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitation agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that the advisory fee structure did not currently include breakpoint reductions of the advisory fee as asset levels increased.

In voting to approve the continuation of the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

21

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Cutwater Asset Management

113 King Street

Armonk, NY 10504

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19132

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear Fund Shareholder,

Thank you for your investment in the DuPont Capital Management Emerging Markets Fund (the “Fund”). This report covers performance for the six month period from the beginning of the Fund’s fiscal year, May 1, through October 31, 2012.

DuPont Capital Management Corporation (“DCM”) is a wholly owned subsidiary of the E. I. du Pont de Nemours and Company with over $29 billion in institutional assets under management across global equity, fixed income and private equity strategies. Within the Fund, DCM opportunistically seeks to identify profitable emerging market companies trading at a discount to their normalized earnings power. To accomplish this, DCM integrates proprietary analytics, in-depth fundamental research and a top-down country risk assessment in to the investment process. By applying a disciplined, process-driven approach, we seek to construct a well-diversified portfolio that we believe will achieve excess returns with below average risk relative to the MSCI Emerging Market index.

Performance Review for the six months ending October 31, 2012

The Fund fell –1.94% for the six months ending October 31st, 2012, while overall emerging market equities were down –1.25%. This period was driven by investor uncertainty which started in April with geopolitical events in Western Europe. A tight race in the Greek elections between pro and anti Euro-zone parties caused investors to recalibrate the risk of a Euro-zone break-up. In addition, indications of some slowdown in the U.S. and Chinese economies caused a sharp drop in stock prices globally. Emerging market stocks were not immune to this global sell-off, falling -11% in May. European policy makers then took steps to stabilize the situation by injecting liquidity into the banking system and sovereign debt markets. Within the U.S., the Federal Reserve Board announced an open-ended program to purchase $40 billion in mortgage backed securities each month. Central banks across emerging market countries cut interest rates and bank reserve ratios. These actions, along with investors’ belief that the Chinese economy had bottomed, caused stock prices to rebound 11% from June to October.

During this period of high volatility, characterized by risk-on/risk-off investor behavior, the Fund underperformed the benchmark by 69 basis points. On a relative basis, the Fund’s holdings in Eastern Europe, Turkey and Thailand benefited performance. Relative performance was hurt by positions in Genting Berhard, a Malaysian gaming company and Compal Electronics, a Taiwanese manufacturer of technology products. The Fund’s positions in Russia and South Africa have higher than average economic cyclicality and declined as investors sought stability. We have reevaluated these positions and remain comfortable with their normalized earnings power.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Investment Environment and Outlook

Through the past six months, the main investment theme for investors has been that of current income and visibility. Investors have sought stocks and sectors with these characteristics causing their valuation metrics, like price to earnings multiples, to expand to unusually stretched levels relative to broader markets. Conversely, this market dynamic has caused stocks in certain sectors and countries to become attractively valued. We are investing in these undervalued stocks based on their normalized earnings and cash flows. In doing so, we remain committed to investing in what we believe are well financed companies and managing a prudently diversified portfolio.

We have identified a number of stocks that we believe are attractively valued in the cyclical sectors of the global economy, such as in energy and mining, and have increased the Fund’s exposure to those sectors. In particular, cyclical stocks in Brazil and China are looking attractively valued. To accommodate these attractively valued positions, the Fund’s allocation to the financial sector has been reduced. The Fund is underweight the consumer staple and information technology sectors because valuation multiples in these two sectors have been pushed to very high levels relative to the market as investors have sought stability.

At the region and country level, the Fund has an under allocation to Asia, approximately neutral allocation to Latin America and is over allocated to Eastern Europe, Middle East and Africa relative to the benchmark. The under allocation to Asia is due to under allocations to India, Korea and Taiwan. Of note, the entire under allocation to Korea is driven by not holding Samsung Electronics, which is a large part of the Korean market, and overvalued in our opinion. The neutral allocation in Latin America is driven by under allocations to Brazil and Mexico, offset by an over allocation to Chile, Colombia and Panama. Within Eastern Europe, Middle East and Africa, we believe the Fund owns attractively valued positions across a number of industries such as banking, construction, health care, mining, property and telecommunications. The Fund has a greater allocation to Czech Republic, Hungary, Poland and Russia within this region.

With a dividend yield of approximately 3% and earnings expected to grow 7 to 8% annually over the long term, we believe emerging market equities appear to be reasonably valued both on a relative and absolute basis.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

2

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

The above commentary is for informational purposes only and does not represent an offer, recommendation, or solicitation to buy, hold, or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Class I Shares	-1.94%	4.45%	-4.57%
MSCI Emerging Markets
Net Dividend Index	-1.25%	2.63%	-3.80%**

† Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

The Fund’s total operating expense ratio, as stated in the current prospectus dated September 1, 2012, is 1.44% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 1.60%. This agreement will terminate on August 31, 2013, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. The MSCI Emerging Markets Net Dividend Index is a float-adjusted market capitalization index consisting of 21 emerging economies. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency evaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

4

DUPONT CAPITAL EMERGING MARKETS FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from May 1, 2012, through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

DUPONT CAPITAL EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	DuPont Capital Emerging Markets Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class I Shares
Actual	$1,000.00	$980.60	$6.64
Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.77

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 1.33% for Class I Shares of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual total return for the six month period ended October 31, 2012 for the Fund of -1.94%.

6

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECTOR CATEGORIES:
Oil, Gas & Consumable Fuels	17.7%	$52,631,845
Commercial Banks	17.4	51,627,521
Wireless Telecommunication Services	9.6	28,649,675
Metals & Mining	7.7	23,043,651
Exchange Traded Funds	7.6	22,480,642
Machinery	4.1	12,209,224
Beverages	3.2	9,577,040
Semiconductors & Semiconductor Equipment	3.2	9,492,994
Auto Components	2.7	8,077,112
Pharmaceuticals	2.1	6,358,541
Hotels, Restaurants & Leisure	2.0	5,824,726
Aerospace & Defense	1.9	5,522,552
Multiline Retail	1.7	5,193,121
Electric Utilities	1.7	5,164,644
Computers & Peripherals	1.7	4,954,268
Automobiles	1.6	4,750,289
Airlines	1.4	4,187,296
Real Estate Management & Development	1.2	3,618,719
Marine	1.1	3,377,044
Construction Materials	1.1	3,258,412
Chemicals	1.0	2,885,330
Insurance	0.9	2,808,385
Household Durables	0.9	2,629,693
Household Products	0.9	2,590,056
Diversified Telecommunication Services	0.8	2,505,114
Construction & Engineering	0.8	2,296,953
Road & Rail	0.7	2,171,415
Electrical Equipment	0.7	1,987,614
Industrials	0.2	548,213
Other Assets in Excess of Liabilities	2.4	7,199,476

NET ASSETS	100.0%	$297,621,565

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 85.5%
Brazil — 5.5%
All America Latina Logistica SA	477,300	$2,171,415
Autometal SA	396,078	3,315,195
Cyrela Brazil Realty SA Empreendimentos e Participacoes	188,900	1,601,565
Embraer SA	789,900	5,522,552
Even Construtora e Incorporadora SA	257,800	1,028,128
Porto Seguro SA	4,734	50,346
Sul America SA - Units	350,107	2,758,039

		16,447,240

Chile — 3.2%
Cia Cervecerias Unidas SA, ADR	135,021	9,577,040

China — 16.2%
China Mobile, Ltd.	985,668	10,932,780
China Overseas Land & Investment, Ltd.	848,694	2,209,870
China Petroleum & Chemical Corp., ADR	10,140	1,066,829
China Petroleum & Chemical Corp., Class H	7,629,414	8,040,464
Dongfeng Motor Group Co., Ltd., Class H	2,504,000	3,096,948
Pacific Basin Shipping, Ltd.	6,327,344	3,377,044
PetroChina Co., Ltd., Class H	7,329,181	9,945,099
Sinotruk Hong Kong, Ltd.	3,219,000	1,842,267
Weichai Power Co., Ltd., Class H	762,000	2,686,363
Yanzhou Coal Mining Co., Ltd., Class H	3,326,000	4,957,820

		48,155,484

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 2.2%
Bancolombia SA	423,232	$6,621,935

Czech Republic — 1.5%
Komercni Banka AS	21,913	4,484,076

Egypt — 0.6%
Ezz Steel Co. SAE	1,136,674	1,915,587

Hungary — 1.0%
EGIS Pharmaceuticals PLC	37,250	2,997,762

India — 2.7%
ICICI Bank, Ltd., SP ADR	59,357	2,329,762
Reliance Industries, Ltd., SP GDR(a)	193,463	5,793,636

		8,123,398

Indonesia — 3.1%
Bank Rakyat Indonesia Persero Tbk PT	6,668,000	5,109,745
Indo Tambangraya Megah Tbk PT	477,000	2,008,654
Vale Indonesia Tbk PT	7,723,500	2,155,523

		9,273,922

Jordan — 1.1%
Hikma Pharmaceuticals PLC	281,392	3,360,779

Lebanon — 0.5%
Solidere, GDR	114,536	1,408,849

Malaysia — 3.0%
Genting Bhd	2,010,096	5,824,726
Malayan Banking Bhd	1,023,281	3,027,114

		8,851,840

Mexico — 3.3%
America Movil SAB de CV, Series L	2,300,728	2,918,519

The accompanying notes are an integral part of the financial statements.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	1,068,500	$2,590,056
Ternium SA, SP ADR	207,482	4,259,605

		9,768,180

Panama — 1.4%
Copa Holdings SA, Class A	45,112	4,187,296

Philippines — 0.6%
Globe Telecom, Inc.	64,115	1,771,898

Poland — 4.2%
Bank Handlowy w Warszawie SA	148,640	4,337,602
Bank Pekao SA	84,079	4,038,815
Grupa Lotos SA*	376,139	3,974,376

		12,350,793

Russia — 6.3%
Gazprom OAO, SP ADR	1,281,723	11,714,948
Novolipetsk Steel OJSC, GDR	65,703	1,235,000
Sberbank of Russia, SP ADR	235,626	2,745,043
VimpelCom, Ltd., SP ADR	277,343	3,056,320

		18,751,311

South Africa — 8.0%
ABSA Group, Ltd.	397,839	6,378,521
Aveng, Ltd.	643,700	2,296,953
Impala Platinum Holdings, Ltd.	224,102	4,040,426
MTN Group, Ltd.	405,941	7,335,138
PPC Ltd.	974,562	3,258,412
Reunert, Ltd.	62,251	548,213

		23,857,663

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — 10.4%
Hyundai Heavy Industries Co., Ltd.	27,013	$5,660,875
Hyundai Mobis	18,737	4,761,917
LG Uplus Corp.	392,267	2,505,114
POSCO, ADR	36,196	2,837,042
Samsung Heavy Industries Co., Ltd.	66,180	2,019,719
Shinhan Financial Group Co., Ltd.	232,115	7,966,754
Shinsegae Co., Ltd.	29,062	5,193,121

		30,944,542

Taiwan — 6.5%
Compal Electronics, Inc.	7,876,208	4,954,268
Novatek Microelectronics Corp.	1,825,692	6,866,297
Taiwan Fertilizer Co., Ltd.	1,212,372	2,885,330
Taiwan Semiconductor Manufacturing Co., Ltd.	862,043	2,626,697
Walsin Lihwa Corp.*	7,270,000	1,987,614

		19,320,206

Thailand — 3.6%
Advanced Info Service PCL	410,160	2,635,020
Kasikornbank PCL NVDR	499,570	2,904,921
Thai Oil PCL	2,368,000	5,130,019

		10,669,960

Turkey — 0.6%
Ford Otomotiv Sanayi AS	161,182	1,653,341

TOTAL COMMON STOCKS (Cost $248,653,963)		254,493,102

PREFERRED STOCKS — 4.5%
Brazil — 4.5%
Banco Estado do Rio Grande do Sul, Class B	213,005	1,683,233

The accompanying notes are an integral part of the financial statements.

9

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Cia Paranaense de Energia, Class B	349,655	$5,164,644
Vale SA	368,800	6,600,468

		13,448,345

TOTAL PREFERRED STOCKS (Cost $14,961,666)		13,448,345

EXCHANGE TRADED FUNDS — 7.6%
iShares MSCI Emerging Market Index Fund	263,813	10,845,352
Vanguard MSCI Emerging Markets ETF	280,436	11,635,290

TOTAL EXCHANGE TRADED FUNDS (Cost $21,890,860)		22,480,642

TOTAL INVESTMENTS - 97.6% (Cost $285,506,489)		290,422,089
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		7,199,476

NET ASSETS - 100.0%		$297,621,565

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2012, this security amounted to $5,793,636 or 1.9% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

10

DUPONT CAPITAL EMERGING MARKETS FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $285,506,489)	$290,422,089
Cash	6,597,549
Receivable for investments sold	3,075,158
Receivable for capital shares sold	975,361
Dividends and interest receivable	391,466
Prepaid expenses and other assets	52,440

Total assets	301,514,063

Liabilities
Payable for investments purchased	3,196,393
Payable for foreign taxes	300,534
Payable to Investment Adviser	266,599
Payable to custodian	56,137
Payable for administration and accounting fees	23,809
Payable for transfer agent fees	10,058
Payable for capital shares redeemed	4,089
Accrued expenses	34,879

Total liabilities	3,892,498

Net Assets	$297,621,565

Net Assets Consisted of:
Capital stock, $0.01 par value	$327,836
Paid-in capital	306,817,555
Accumulated net investment income	2,707,884
Accumulated net realized loss from investments and foreign currency transactions	(17,141,423)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	4,909,713

Net Assets	$297,621,565

Class I:
Net asset value, offering and redemption price per share ($297,621,565 / 32,783,612)	$9.08

The accompanying notes are an integral part of the financial statements.

11

DUPONT CAPITAL EMERGING MARKETS FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$4,881,794
Less: foreign taxes withheld	(609,231)
Interest	1,362

Total investment income.	4,273,925

Expenses
Advisory fees (Note 2)	1,449,056
Custodian fees (Note 2)	160,884
Administration and accounting fees	108,194
Registration and filing fees	23,620
Trustees’ and officers’ fees	21,687
Legal fees	18,445
Audit fees	16,964
Transfer agent fees (Note 2)	15,931
Printing and shareholder reporting fees	12,531
Other expenses	11,522

Total expenses	1,838,834

Net investment income	2,435,091

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(5,494,028)
Net realized loss from foreign currency transactions	(155,181)
Net change in unrealized appreciation/(depreciation) on investments	(1,326,992)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(5,690)

Net realized and unrealized loss on investments	(6,981,891)

Net decrease in net assets resulting from operations	$(4,546,800)

The accompanying notes are an integral part of the financial statements.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$2,435,091	$2,123,820
Net realized loss from investments and foreign currency transactions	(5,649,209)	(11,391,620)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency translations	(1,332,682)	1,797,186

Net decrease in net assets resulting from operations	(4,546,800)	(7,470,614)

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	—	(1,224,538)

Total net investment income	—	(1,224,538)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	31,844,760	182,856,979

Total increase in net assets	27,297,960	174,161,827

Net assets
Beginning of period	270,323,605	96,161,778

End of period	$297,621,565	$270,323,605

Accumulated net investment income, end of period	$2,707,884	$272,793

The accompanying notes are an integral part of the financial statements.

13

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Period December 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.26		$10.39		$10.00

Net investment income	0.07		0.12	(1)	0.01
Net realized and unrealized gain (loss) on investments	(0.25)		(1.19	)(1)	0.38

Net increase (decrease) in net assets resulting from operations	(0.18)		(1.07)		0.39

Dividends to shareholders from:
Net investment income	—		(0.06)		—

Net asset value, end of period	$9.08		$9.26		$10.39

Total investment return(2)	(1.94)%		(10.19)%		3.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$297,622		$270,324		$96,162
Ratio of expenses to average net assets	1.33	%(3)	1.41%		1.56	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements	1.33	%(3)	1.41%		1.62	%(3)(4)
Ratio of net investment income to average net assets	1.76	%(3)	1.30%		0.29	%(3)
Portfolio turnover rate	62.0	%(5)	148.6	%(6)	60.0	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing two subscriptions-in-kind.

The accompanying notes are an integral part of the financial statements.

14

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 6, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class D and Class I Shares. As of October 31, 2012, Class A, Class C and Class D Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at the irrespective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;
• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$16,447,240	$16,447,240	$—	$—
Chile.	9,577,040	9,577,040	—	—
China	48,155,484	1,066,829	47,088,655	—
Columbia	6,621,935	6,621,935	—	—
Czech Republic	4,484,076	—	4,484,076	—
Egypt	1,915,587	—	1,915,587	—
Hungary	2,997,762	—	2,997,762	—
India	8,123,398	8,123,398	—	—

16

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks(Continued)
Indonesia	$9,273,922	$—	$9,273,922	$—
Jordan	3,360,779	—	3,360,779	—
Lebanon	1,408,849	1,408,849	—	—
Malaysia	8,851,840	—	8,851,840	—
Mexico	9,768,180	9,768,180	—	—
Panama	4,187,296	4,187,296	—	—
Philippines	1,771,898	—	1,771,898	—
Poland	12,350,793	—	12,350,793	—
Russia	18,751,311	18,751,311	—	—
South Africa	23,857,663	5,555,365	18,302,298	—
South Korea	30,944,542	4,856,761	26,087,781	—
Taiwan	19,320,206	11,820,565	7,499,641	—
Thailand	10,669,960	—	10,669,960	—
Turkey	1,653,341	—	1,653,341	—
Preferred Stocks	13,448,345	13,448,345	—	—
Exchange Traded Funds	22,480,642	22,480,642	—	—

Total Investments	$290,422,089	$134,113,756	$156,308,333	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier

17

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. At October 31, 2012, significant market movements were not deemed to have occurred on certain securities held by the Fund since the beginning of the six-month period and therefore, the Fund did not utilize the external pricing service model adjustments. As a result, securities valued at $2,334,192 were transferred from level 2 to level 1.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment

18

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the Fund’s average daily net assets. Each class of shares of the Fund pays its respective pro-rata portion of the advisory

19

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

fee payable by the Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2012, there were no amounts to be recouped.

For the six months ended October 31, 2012, investment advisory fees were $1,449,056. At October 31, 2012, investment advisory fees payable to the Adviser were $266,599.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annualized percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

At October 31, 2012, the Fund had not issued Class A, Class C or Class D Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during

20

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

the six months ended October 31, 2012 was $16,758. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$190,606,574	$163,130,252

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class I Shares
Sales	5,544,865	$48,910,188	26,396,801	$240,864,637
Reinvestments	—	—	113,686	909,484
Redemption Fees*	—	1,223	—	214
Redemptions	(1,945,881)	(17,066,651)	(6,580,300)	(58,917,356)

Net increase	3,598,984	$31,844,760	19,930,187	$182,856,979

*

There is a 2.00% redemption fee that may be charged on the shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial

21

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2012, the tax character of distributions paid by the Fund was $1,224,538 of ordinary income dividends. There were no distributions paid for the period ended April 30, 2011. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(1,411,119)	$272,793	$—	$(1,487,064)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$285,506,489

Gross unrealized appreciation	19,719,576
Gross unrealized depreciation	(14,803,976)

Net unrealized appreciation	$4,915,600

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Fund had short-term capital loss deferrals of $876,865 and long-term capital loss deferrals of $1,474,771.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment

22

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2012, the Fund had post-enactment capital loss carryforwards of $1,411,119, of which $1,404,363 are short-term losses and $6,756 are long-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

DUPONT CAPITAL EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 14-15, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between DuPont Capital Management Corporation (the “Adviser” or “DuPont”) and FundVantage Trust (the “Trust”), on behalf of the DuPont Capital Emerging Markets Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (x) compliance with federal securities laws and other regulatory requirements. The Adviser also provided its Form ADV, code of ethics and proxy voting policies and procedures for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

24

DUPONT CAPITAL EMERGING MARKETS FUND

Other Information

(Unaudited)

The Trustees considered the investment performance for the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, including a comparison to the MSCI Emerging Markets Index (net of dividends), the Fund’s benchmark, for the one year and since inception periods ended April 30, 2012. The Trustees also reviewed the performance of the Adviser’s Emerging Markets Composite for the period ended April 30, 2012 on a one-year and since inception basis. The Trustees considered that the Fund outperformed its benchmark for the one year period ended April 30, 2012 and slightly underperformed its benchmark for the period since inception to April 30, 2012. They concluded that the performance of the Fund was within an acceptable range of performance relative to the benchmark.

Representatives from DuPont attended the meeting in person and discussed DuPont’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also considered the fees that the Adviser charges to its separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the Strategic Insight Fee and Expense Benchmarks 2011 showed that the Fund’s fee of 1.05% was in line with the range of median gross management fees for emerging markets funds with assets between $50 million and $1 billion (1.062% to 1.142%). The Trustees also evaluated explanations provided by the Adviser as to differences in fees charged to the Fund and the Adviser’s separately managed accounts. The Trustees concluded that the advisory fee and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by DuPont.

The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s profitability. The Trustees were provided with the most recent audited consolidated financial statements for the Adviser’s

25

DUPONT CAPITAL EMERGING MARKETS FUND

Other Information

(Unaudited) (Concluded)

parent company, E. I. Du Pont De Nemours and Co., for the year ended December 31, 2011. The Trustees noted that the level of profitability of the Adviser is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy, on-going concern generally and as investment adviser of the Fund specifically. The Trustees concluded that the Adviser’s fees derived from its relationship with the Trust in light of the Fund’s total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitation agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders but that the fee structure did not currently include breakpoint reductions as asset levels increased.

In voting to approve the continuation of the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

26

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Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19132

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUPONT CAPITAL

EMERGING MARKETS

FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the DuPont Capital Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the DuPont Capital Emerging Markets Fund.

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear Fellow Shareholder,

Thank you for reviewing our semi-annual report. In it, we discuss EIC Value Fund’s (the “Fund”) performance, our perspective on the market, and our portfolio strategy. A listing of the Fund’s investments and other financial information follow.

Fund Performance

The Fund’s Institutional Class shares gained 2.72%, net of expenses, for the six months ending October 31, 2012. The Russell 3000® Value Index, the Fund’s primary benchmark, rose 2.16%, while the Standard & Poor’s 500® Composite Price Index (“S&P 500® Index”) increased 4.56% during the same period.

Relative to the Russell 3000® Value Index, we added value through our stock selection decisions, though that was more than offset by our sector over/under weights. For example, our holdings in the consumer staples sector rose 11.2% versus 7.6% for the index’s consumer staples stocks, and our energy holdings gained 7.2% compared to a 2.0% increase for the index’s energy holdings. Likewise, our positions in information technology and materials also outperformed their counterparts in the benchmark.

While our tech holdings performed relatively well during the six month period, they still fell 8.0%. Information technology was the only sector with a negative return over the six months ending October 31, 2012, dropping 12.9%. Thus, our decision to overweight the sector hurt Fund performance. Similarly, our high-quality financial holdings increased only 1.0%, while the index’s financials gained 4.3%. Lastly, our consumer discretionary holdings fell 0.2%, while the Russell 3000® Value Index’s consumer discretionary names posted a 9.8% rise. In particular, Staples, the office-products company, was one of our worst performing stocks. Its earnings growth has been much more severely impacted by Europe and the economic slowdown than we expected. Meanwhile, management’s response to the situation did not display the balance sheet sensitivity we believe is important in today’s world, so we sold the stock. On the purchase side, we added to our position in Barrick Gold Corporation in August as it was hitting 12-month lows and gold prices were under pressure.

Performance since the inception of the Fund’s Institutional Class Shares on May 1, 2011 is shown below:

Quarter Ended	EIC Value Fund (Institutional Class)	Russell 3000 Value® Index	S&P 500® Index
07/31/2011	-2.40%	-6.39%	-4.76%
10/31/2011	1.13%	-3.70%	-2.47%
01/31/2012	4.07%	5.54%	5.32%
04/30/2012	4.40%	5.75%	7.08%
07/31/2012	-0.28%	-0.35%	-0.78%
10/31/2012	3.01%	4.94%	2.96%

	6.63%	3.42%	4.60%

Quarterly performance not annualized.

Past performance does not guarantee future results. See p. 5 for more complete performance information.

Though the Fund has been in operation only since May of 2011, we’ve been managing client assets using the same strategy since 1986. The Fund’s 18-month experience is really a microcosm of our 27-year pattern of less-volatile returns. Historically, our accounts have declined less in down markets, recovered losses relatively quickly, then lagged late-cycle (when low-quality or momentum stocks led).)1 Thus, over full market cycles our approach has paired lower volatility with above-market results.

1

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

In keeping with our historical return pattern, the Fund declined less than the indices in all of the down quarters. The Fund’s return since inception shows the value of losing less during market declines; namely, the path to recovery is faster.

Perspective on the market

While much of the world focuses on diversification as the most important tool in risk management, we believe the concept has been over-applied within the U.S. domestic equity space. This has led investors to rely too heavily on presumed low correlations between defined style boxes, while ignoring the risk of the underlying assets held in a portfolio.

Our belief is that reducing risk of loss goes hand-in-hand with increasing long-term returns. This is the opposite of conventional portfolio theory, where lower risk is associated with lower returns, but is consistent with Warren Buffet’s maxim - Rule #1: Don’t lose money. Rule #2: Don’t forget rule #1. Risk management for us consists principally of trying to reduce our odds of being wrong about an investment’s: 1) price versus value, 2) ability to sustain long-tailed growth, and 3) underlying earnings quality (in terms of accounting quality, earnings repeatability, and balance sheet risk).

These risk-management steps can be seen affecting our past and current investment decisions. For example, in the late 1990s, maintaining discipline on price versus value (Step 1) was the key to reducing losses from the large-cap/technology bubble. In the mid-2000s, being attentive to earnings quality (Step 3) was critical to reducing exposure to the collapse of many financials. Today, we believe being right about the ability of our companies to sustain long-tailed growth (Step 2) will be fundamental to reducing the risk of earnings disappointments in a world dominated by a long and necessary deleveraging process.

The excess leverage has been long in the making and reflects a persistent economic imbalance. From 1977 to 1997, private U.S. debt rose from about 100% of GDP to almost 200%. In response, we wrote “...when the history of the current moment is written, we will find it was not just stock investors who let down their guard. Banks and finance companies loaned money too aggressively as they relaxed lending standards. Consumers wished to enjoy today without sacrifice, and borrowed from tomorrow.” (EIC Commentary, Q1 1997). Nonetheless, debt increased even more dramatically in the following decade, peaking in 2008 at about 300% of GDP. Since then, we have lived on the downward side of that 30-year debt build-up. Private debt has fallen some, but that decline has largely been offset by increased government debt. We believe deleveraging will take many years, with risks for consumers, banks, governments, and investors. However, that does not mean the investor is without productive investment options.

Predicting the path of the deleveraging process is the pursuit of the speculator. Our task as an investor is to do the best we can at protecting your (and our) assets against it. Our goal is to make fewer mistakes than naïve investors, and thereby achieve higher returns with lower risk. Our focus, first and foremost, is to own businesses that will last and increase in value through productive reinvestment of earnings.

The need for deleveraging is broadly recognized. The fear resulting from that knowledge, and the market volatility experienced in recent years, are creating many possibilities for new investment mistakes. For example, investors seeking to avoid stock price volatility have pushed rates on “safe-harbor” government bonds so low that they are exposed to significant risk if rates return to more normal levels. Furthermore, investors seeking higher yield than that available from government bonds (whether via low quality bonds or high-dividend stock strategies) may be

2

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

overpaying for credit risk in today’s over-leveraged world. “Risk-on” emerging market investors may simply be investing in the other side of the global imbalance that facilitated the leveraging process. And finally, investors may be too sanguine about the difficulty of sustaining long-tailed growth among economically sensitive companies in this environment. There are many possibilities for making long-term investment mistakes.

As a value manager seeking to determine the value of long-tailed earnings growth, the risk is that the past levering-up environment was benign for growth, while a de-levering one will be harsh. If so, our error rate in valuing growth may increase. We have already seen a broad breakdown in persistency of earnings growth, particularly in economically sensitive and more fragile smaller-capitalization companies. Navigating the higher frequency of value traps in a deleveraging environment will be a critical factor in investment success going forward, and sustainability of earnings and growth will be a priority in making valuation decisions.

It is possible that the process will ultimately lead toward a more conservative, shorter time-horizon type investment world where balance sheet assets play a greater role versus earnings. While today’s prices do not allow full protection against such a possibility, we believe our focus on balance sheet quality and strength will offer some protection.

But we believe the fear is also providing an unusually good investment opportunity set among large, high quality companies. We believe our portfolio today is among the highest quality ones we have ever been able to purchase. While price volatility is certain, we believe our companies will survive the deleveraging process, and sustain growth, though growth rates will likely be lower than in the past. That is why we believe the ownership of these high quality businesses may be one of the best paths available today for protecting capital long-term.

Portfolio Strategy

We have a bias toward large-cap companies because that’s where we believe we’re currently finding the best opportunities. We also have a bias toward high quality firms with less economic sensitivity, which can be seen in our consumer staples and health care overweights relative to the Russell 3000 Value® Index, as well as in our underweight to industrials. We have no exposure to the telecommunications sector and little exposure to utilities, both of which have benefitted as investors have searched for yield:

We believe the dividend-yield trade has become crowded and, as a result, more risky. Investors are chasing yield and may continue to do so for some time, especially given historically low interest rates in the fixed income markets. Trends can persist longer than we think rational, and popular strategies can work well... until they don’t. Nonetheless, we do believe there’s considerably more risk in high dividend-yield strategies than many investors appreciate.

We’ve been selling into the increased demand. Our dividend yield has been on a flat-to-downward trend over the past year or so, as investors pile into dividend strategies. Such stocks have benefitted from the demand for yield, and prices have become high (especially versus other opportunities), so many of our high-yielding stocks have been bid away from us.

In terms of the current market environment, we believe that long-term investment opportunities are good, especially among high quality, large-cap stocks. We think there’s a lot of value in our current portfolio. Value, however, is not a timing device. We don’t know when that value will be recognized. Stock prices could head lower, and there could be considerable volatility. Concerns about Europe, a slowdown in China, and the fiscal situation here in the United States are legitimate. Deleveraging will take many years, with risks for consumers, banks, governments and investors. We don’t know and can’t predict the path of the deleveraging process. In fact, we don’t attempt to forecast macroeconomic factors like GDP, interest rates, inflation, employment levels, etc. We don’t believe predictions like these can be made with low enough error rates to justify investment decisions, so our focus is on protecting against what may

3

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

happen rather than predicting what will happen. In our opinion, the ownership of high quality businesses that will last and increase in value through productive reinvestment of earnings is one of the best paths currently available for protecting and growing capital long-term.

[1]	See pp. 9-14 of the Fund’s prospectus dated September 1, 2012 for detailed historical performance information about EIC’s accounts.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

4

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Class A Shares (without sales charge)	2.54%	11.24%	6.57%
Class A Shares (with sales charge)	-3.11%	5.16%	2.51%
Russell 3000® Value Index	2.16%	16.70%	4.60%**
S&P 500® Index	4.56%	15.21%	5.74%**

Class C Shares (without CDSC charge)	2.17%	10.42%	7.75%
Class C Shares (with CDSC charge)	1.17%	9.42%	7.75%
Russell 3000® Value Index	2.16%	16.70%	8.59%**
S&P 500® Index	4.56%	15.21%	8.58%**

Institutional Class Shares	2.72%	11.61%	6.63%
Russell 3000® Value Index	2.16%	16.70%	3.42%**
S&P 500® Index	4.56%	15.21%	4.60%**

† Not	annualized.

*	Class A Shares, Class C Shares and Institutional Class Shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from inception date of the class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C Shares reflect a 1.00% contingent deferred sales charge (“CDSC”). All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2012, are 2.07% and 1.25% for Class A Shares, 2.69% and 2.00% for Class C Shares and 2.40% and 1.00% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of Fundvantage Trust approves its earlier termination.

5

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with limited operating history. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

6

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	EIC Value Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,025.40	$ 6.38
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class C Shares
Actual	$1,000.00	$1,021.70	$10.19
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Institutional Class Shares
Actual	$1,000.00	$1,027.20	$ 5.11
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to the Fund’s annualized expense ratio for the six month period ended October 31, 2012 of 1.25%, 2.00%, and 1.00% for Class A, Class C, and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total returns for the Fund of 2.54%, 2.17%, and 2.72% for Class A, Class C, and Institutional Class Shares, respectively.

8

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	31.1%	$36,238,461
Financial	20.3	23,604,009
Consumer, Cyclical	8.6	9,968,594
Energy	7.7	8,964,145
Basic Materials	6.9	7,986,633
Communications	6.5	7,621,234
Technology	6.3	7,402,632
Uitilities	2.9	3,339,168
Industrial	2.6	3,031,290
Registered Investment Company	6.7	7,767,481
Other Assets In Excess of Liabilities	0.4	435,050

NET ASSETS	100%	$116,358,697

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

EIC VALUE FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.9%
Basic Materials — 6.9%
Barrick Gold Corp.	85,415	$3,459,308
Newmont Mining Corp.	52,045	2,839,055
Sigma-Aldrich Corp.	24,070	1,688,270

		7,986,633

Communications — 6.5%
Cisco Systems, Inc.	198,390	3,400,405
eBay, Inc.*	33,745	1,629,546
Google, Inc., Class A*	3,812	2,591,283

		7,621,234

Consumer, Cyclical — 8.6%
CVS Caremark Corp.	28,100	1,303,839
Target Corp.	63,875	4,072,031
Wal-Mart Stores, Inc.	61,220	4,592,724

		9,968,594

Consumer, Non-cyclical — 31.1%
Baxter International, Inc.	44,715	2,800,500
Becton Dickinson & Co.	28,675	2,170,124
CR Bard, Inc.	28,855	2,775,562
Dr Pepper Snapple Group, Inc.	77,260	3,310,591
GlaxoSmithKline PLC, SP ADR	49,795	2,235,796
Johnson & Johnson	49,485	3,504,528
Medtronic, Inc.	94,325	3,922,034
Molson Coors Brewing Co., Class B	117,630	5,074,558
PepsiCo, Inc.	66,095	4,576,418
Procter & Gamble Co. (The)	49,105	3,400,030
Unilever NV, NY Shares	67,275	2,468,320

		36,238,461

Energy — 7.7%
Chevron Corp.	19,890	2,192,077
ConocoPhillips	49,540	2,865,889

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	42,845	$3,906,179

		8,964,145

Financial — 20.3%
American Express Co.	50,540	2,828,724
Charles Schwab Corp. (The)	249,060	3,382,235
Chubb Corp. (The)	34,895	2,686,217
PNC Financial Services Group, Inc.	58,220	3,387,822
SunTrust Banks, Inc.	62,455	1,698,776
Torchmark Corp.	32,885	1,663,652
Travelers Cos., Inc. (The)	32,455	2,302,358
US Bancorp	85,210	2,829,824
Wells Fargo & Co.	83,835	2,824,401

		23,604,009

Industrial — 2.6%
Northrop Grumman Corp.	44,130	3,031,290

Technology — 6.3%
Dell, Inc.	297,045	2,741,725
Microsoft Corp.	163,340	4,660,907

		7,402,632

Utilities — 2.9%
Exelon Corp.	93,325	3,339,168

TOTAL COMMON STOCKS (Cost $102,385,514)		108,156,166

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 6.7%
Dreyfus Institutional Reserves Treasury Prime Fund	7,767,481	$7,767,481

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $7,767,481)		7,767,481

TOTAL INVESTMENTS - 99.6% (Cost $110,152,995)		115,923,647
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		435,050

NET ASSETS - 100.0%		$116,358,697

*	Non-income producing.

SP ADR Sponsored Depositary Receipt

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $110,152,995)	$115,923,647
Receivable for capital shares sold	536,735
Dividends and interest receivable	98,354
Prepaid expenses and other assets	46,663

Total assets	116,605,399

Liabilities
Payable for capital shares redeemed	80,801
Payable to Adviser	59,270
Payable for transfer agent fees	28,785
Payable for distribution fees	26,795
Payable for administration and accounting fees	8,962
Payable to custodian	6,034
Payable for shareholder servicing fees	4,859
Accrued expenses	31,196

Total liabilities	246,702

Net Assets	$116,358,697

Net Assets Consisted of:
Capital stock, $0.01 par value	$106,581
Paid-in capital	110,154,751
Accumulated net investment income	567,679
Accumulated net realized loss from investments	(240,966)
Net unrealized appreciation on investments	5,770,652

Net Assets	$116,358,697

Class A:
Net asset value, offering and redemption price per share ($59,039,826 / 5,404,246)	$10.92

Maximum offering price per share (100/94.5 of $10.92)	$11.56

Class C:
Net asset value, offering and redemption price per share ($23,373,757 / 2,155,528)	$10.84

Institutional Class:
Net asset value, offering and redemption price per share ($33,945,114 / 3,098,341)	$10.96

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$1,051,266
Less: foreign taxes withheld	(8,630)

Total investment income	1,042,636

Expenses
Advisory fees (Note 2)	341,463
Distribution fees (Class C) (Note 2)	69,141
Distribution fees (Class A) (Note 2)	59,122
Transfer agent fees (Note 2)	50,839
Administration and accounting fees (Note 2)	36,159
Registration and filing fees	29,294
Shareholder servicing fees (Class C) (Note 2)	23,047
Printing and shareholder reporting fees	15,519
Legal fees	14,177
Audit fees	12,211
Custodian fees (Note 2)	11,185
Trustees’ and officers’ fees	11,124
Other expenses	5,818

Total expenses before waivers and reimbursements	679,099

Less: waivers and reimbursements (Note 2)	(72,506)

Net expenses after waivers and reimbursements	606,593

Net investment income	436,043

Net realized and unrealized gain (loss) from investments:
Net realized loss from investments	(287,351)
Net change in unrealized appreciation on investments	2,518,242

Net realized and unrealized gain on investments	2,230,891

Net increase in net assets resulting from operations	$2,666,934

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase in net assets from operations:
Net investment income	$436,043	$198,282
Net realized gain (loss) from investments	(287,351)	46,385
Net change in unrealized appreciation from investments	2,518,242	3,252,410

Net increase in net assets resulting from operations	2,666,934	3,497,077

Less Dividends and Distributions to Shareholders:
Class A	—	(46,657)
Class C	—	(9,446)
Institutional Class	—	(46,869)

Total net investment income	—	(102,972)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	47,212,487	63,085,171

Total increase in net assets	49,879,421	66,479,276

Net assets
Beginning of period	66,479,276	—

End of period	$116,358,697	$66,479,276

Accumulated net investment income, end of period	$567,679	$131,636

The accompanying notes are an integral part of the financial statements.

14

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Period May 19, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.65		$10.00
Net investment income(1)	0.06		0.08
Net realized and unrealized gain on investments	0.21		0.61

Net increase in net assets resulting from operations	0.27		0.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)

Net asset value, end of period	$10.92		$10.65

Total investment return(2)	2.54%		6.97%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$59,040		$33,969
Ratio of expenses to average net assets	1.25	%(3)	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.41	%(3)	2.07	%(3)
Ratio of net investment income to average net assets	1.04	%(3)	0.81	%(3)
Portfolio turnover rate	2.88	%(5)	12.68	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.

(3)	Annualized.
(4)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

15

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Period July 18, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$9.88
Net investment income(loss)(1)	0.02		(0.01)
Net realized and unrealized gain on investments	0.21		0.77

Net increase in net assets resulting from operations	0.23		0.76

Dividends and distributions to shareholders from:
Net investment income	—		(0.03)

Net asset value, end of period	$10.84		$10.61

Total investment return(2)	2.17%		7.75%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$23,374		$13,756
Ratio of expenses to average net assets	2.00	%(3)	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.16	%(3)	2.69	%(3)
Ratio of net investment income(loss) to average net assets	0.29	%(3)	(0.01	)%(3)
Portfolio turnover rate	2.88	%(5)	12.68	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

16

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012*
Per Share Operating Performance
Net asset value, beginning of period	$10.67		$10.00

Net investment income(1)	0.07		0.11
Net realized and unrealized gain on investments	0.22		0.61

Net increase in net assets resulting from operations	0.29		0.72

Dividends and distributions to shareholders from:
Net investment income	—		(0.05)

Net asset value, end of period	$10.96		$10.67

Total investment return(2)	2.72%		7.24%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$33,945		$18,754
Ratio of expenses to average net assets	1.00	%(3)	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.16	%(3)	2.40%
Ratio of net investment income to average net assets	1.28	%(3)	1.13%
Portfolio turnover rate	2.88	%(5)	12.68%

*	The Institutional Class commenced operations on May 1, 2011.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

EIC VALUE FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Institutional Class and Retail Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class C Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months (through August 31, 2012) and within eighteen months (effective September 1, 2012) of purchase where $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within twelve months (through December 31, 2011) and within eighteen months (effective January 1, 2012) after a purchase. As of October 31, 2012, the Retail Class Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

18

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$108,156,166	$108,156,166	$—	$—
Registered Investment Company	7,767,481	7,767,481	—	—

Total Investments	$115,923,647	$115,923,647	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

20

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

2. Transactions with Affiliates and Related Parties

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2012, the amount of potential recovery was as follows:

Expiration

April 30, 2015	April 30, 2016
$225,018	$72,506

As of October 31, 2012, investment advisory fees payable to the Adviser were $ 59,270. For the six months ended October 31, 2012, the Adviser waived fees of $72,506.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

21

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, the Underwriter received $83,128 in underwriting commissions and $8,060 in sales commissions for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares, respectively.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $5,490. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$46,667,605	$2,441,769

22

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year or period ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year or Period Ended April 30, 2012*
	Shares	Amount	Shares	Values
Class A Shares
Sales	2,421,025	$25,834,268	3,264,483	$33,044,596
Reinvestments	—	—	4,271	41,859
Redemption Fees**	—	1,029	—	3,427
Redemptions	(205,990)	(2,215,103)	(79,543)	(826,214)

Net increase	2,215,035	$23,620,194	3,189,211	$32,263,668

Class C Shares
Sales	889,591	$9,473,969	1,301,201	$13,225,698
Reinvestments	—	—	923	9,040
Redemption Fees**	—	401	—	1,171
Redemptions	(30,316)	(325,798)	(5,871)	(61,233)

Net increase	859,275	$9,148,572	1,296,253	$13,174,676

Institutional Class Shares
Sales	1,491,034	$16,032,743	1,843,056	$18,486,716
Reinvestments	—	—	4,771	46,802
Redemption Fees**	—	561	—	3,069
Redemptions	(150,699)	(1,589,583)	(89,821)	(889,760)

Net increase	1,340,335	$14,443,721	1,758,006	$17,646,827

*	Class A, Class C, and Institutional Class Shares of the Fund commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.
**

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to

23

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the fiscal year ended April 30, 2012, the tax character of distributions paid by the Fund was $102,972 of ordinary income dividends. Distributions from net investment income are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$177,977	$44	$3,252,410

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$110,152,995

Gross unrealized appreciation	$7,351,972
Gross unrealized depreciation	(1,581,320)

Net unrealized appreciation	$5,770,652

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2012, the Fund did not have any capital loss carryforwards.

24

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Equity Investment Corporation

3007 Piedmont Road, NE

Suite 200

Atlanta, GA 30305

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of

FundVantage Trust

Class A Shares

Class C Shares

Institutional Class Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the EIC Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the EIC Value Fund.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Class I Shares	6.13%	11.04%	5.26%
Barclays Intermediate Government/Credit Index	2.11%	4.24%	4.41%	**

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 23, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 2.49% and 0.70%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2012, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) for Class I Shares to 0.70%. This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Intermediate Government/Credit Index (“Barclays Int. Gov./Cr. Index”). The Barclays Int. Gov./Cr. Index is an unmanaged market index that tracks performance of intermediate term U.S. government and corporate bonds. It is impossible to invest directly in an index. The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. The Fund may invest in high yield debt (also known as junk bonds) which may cause greater volatility and less liquidity. You may lose money by investing in the Fund.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Estabrook Investment Grade Fixed Income Fund – Class I
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2012	October 31, 2012	During Period*
Actual	$1,000.00	$1,061.30	$3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.57

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2012 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 6.13%.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
Corporate Bonds and Notes	89.4%	$23,388,787
U.S. Treasury Obligations	6.4	1,676,305
Other Assets in Excess of Liabilities	4.2	1,099,084

NET ASSETS	100.0%	$26,164,176

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 89.4%
Airlines — 0.8%
Delta Air Lines Series 2010-2, Class B 6.75%, 11/23/2015 (a)	$200,000	$208,000

Banks — 19.5%
Ally Financial, Inc. 5.50%, 02/15/2017	400,000	423,270
Ally Financial, Inc. Callable 06/15/2012 at 100 7.38%, 11/15/2016	125,000	124,138
Citigroup, Inc. 1.29%, 04/01/2014 (b)	262,000	262,654
Fifth Third Capital Trust IV Callable 04/15/2017 at 100 6.50%, 04/15/2037 (c)	700,000	701,750
Goldman Sachs Group, Inc. 3.63%, 02/07/2016	250,000	264,644
JPMorgan Chase & Co. 3.15%, 07/05/2016	300,000	317,647
JPMorgan Chase & Co. Callable 04/30/2018 at 100 7.90%, 04/30/2018 (c)	350,000	403,106
Morgan Stanley 1.92%, 01/24/2014 (b)	300,000	301,976
Morgan Stanley 5.50%, 07/28/2021	497,000	552,378
Morgan Stanley, Sr. Unsec. Notes 4.75%, 03/22/2017	250,000	270,549
UBS AG 7.63%, 08/17/2022	500,000	539,204

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Wachovia Capital Trust III Callable 11/30/2012 at 100 5.57%, 12/10/2012 (b)	$635,000	$630,238
Wells Fargo & Co. 2.10%, 05/08/2017	300,000	308,944

		5,100,498

Beverage — 2.1%
Pepsico, Inc. 0.52%, 05/10/2013 (b)	250,000	250,172
Pepsico, Inc. 1.25%, 08/13/2017	300,000	304,118

		554,290

Biotechnology — 1.1%
Amgen, Inc. Callable 03/15/2021 at 100
4.10%, 06/15/2021	250,000	280,071

Chemicals — 2.6%
Cabot Corp. 2.55%, 01/15/2018	150,000	154,311
Dow Chemical Co. (The) 2.50%, 02/15/2016	150,000	156,815
E.I. Du Pont de Nemours & Co. 1.95%, 01/15/2016	200,000	206,822
Ecolab, Inc. 4.35%, 12/08/2021	150,000	170,402

		688,350

Cosmetics / Personal Care — 1.1%
Colgate-Palmolive Co. 1.95%, 02/01/2023	300,000	294,889

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 15.6%
American Express Co., Sub Notes Callable 09/01/2016 at 100
6.80%, 09/01/2066 (c)	$300,000	$325,875
American Express Credit Corp. 1.75%, 06/12/2015	300,000	307,639
American Express Credit Corp. 2.38%, 03/24/2017	200,000	210,317
Caterpillar Financial Services Corp. 0.65%, 04/01/2014 (b)	145,000	145,629
Ford Motor Credit Co., LLC 3.00%, 06/12/2017	250,000	255,673
Ford Motor Credit Co., LLC 5.75%, 02/01/2021	400,000	457,008
Ford Motor Credit Co., LLC 4.25%, 09/20/2022	500,000	518,118
General Electric Capital Corp. Callable 06/15/2022 at 100
7.13%, 12/15/2049 (c)	400,000	457,636
General Electric Capital Corp. Callable 12/15/2022 at 100
6.25%, 12/15/2049 (c)	250,000	272,508
General Electric Capital Corp. Callable 11/15/2017 at 100
6.38%, 11/15/2067 (c)	200,000	214,000

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
General Motors Financial Co., Inc. 4.75%, 08/15/2017 (a)	$250,000	$255,950
Goldman Sachs Capital I 6.35%, 02/15/2034	350,000	360,779
Merrill Lynch & Co., Inc. 6.88%, 11/15/2018	250,000	302,210

		4,083,342

Electronics — 1.0%
Jabil Circuit, Inc. 5.63%, 12/15/2020	250,000	265,625

Food — 1.0%
Kraft Foods Group, Inc. 2.25%, 06/05/2017 (a)	250,000	259,683

Healthcare-Products — 0.8%
Boston Scientific Corp. 4.50%, 01/15/2015	200,000	214,339

Healthcare-Services — 1.0%
UnitedHealth Group, Inc. Callable 11/15/2022 at 100 2.75%, 02/15/2023	250,000	256,954

Home Builders — 1.3%
DR Horton, Inc. Callable 06/15/2022 at 100 4.38%, 09/15/2022	350,000	350,875

Insurance — 4.5%
American International Group, Inc. Callable 05/15/2038 at 100 8.18%, 05/15/2068 (c)	500,000	623,750

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Lincoln National Corp. Callable 05/17/2016 at 100 7.00%, 05/17/2066 (c)	$250,000	$256,250
Lincoln National Corp. Callable 04/20/2017 at 100 6.05%, 04/20/2067 (c)	300,000	300,000

		1,180,000

Leisure Time — 1.2%
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/2016 (a)	300,000	324,137

Lodging — 1.0%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.95%, 03/01/2017	250,000	251,038

Media — 3.7%
NBC Universal Media, LLC 2.88%, 04/01/2016	200,000	212,075
Time Warner, Inc. 3.15%, 07/15/2015	200,000	212,889
Time Warner, Inc. 3.40%, 06/15/2022	250,000	267,215
Viacom, Inc. 3.88%, 12/15/2021	250,000	274,300

		966,479

Miscellaneous Manufacturing — 1.9%
General Electric Co. 2.70%, 10/09/2022	500,000	502,774

Oil & Gas — 3.8%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	200,000	232,322

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Oil & Gas — (Continued)
BP Capital Markets PLC 3.20%, 03/11/2016	$100,000	$107,521
Rowan Cos., Inc. Callable 03/01/2022 at 100
4.88%, 06/01/2022	350,000	386,946
Total Capital International SA 1.55%, 06/28/2017	250,000	255,305

		982,094

Packaging & Containers — 1.0%
Rock-Tenn Co. 4.00%, 03/01/2023 (a)	250,000	257,406

Pipelines — 3.0%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.03%, 01/15/2068 (c)	235,000	268,488
Kinder Morgan Energy Partners LP Callable 11/15/2022 at 100 3.45%, 02/15/2023	500,000	524,398

		792,886

REIT — 11.7%
BioMed Realty LP Callable 03/15/2016 at 100 3.85%, 04/15/2016	200,000	210,576
BioMed Realty LP Callable 04/15/2022 at 100 4.25%, 07/15/2022	200,000	208,761

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
REIT — (Continued)
CubeSmart LP Callable 04/15/2022 at 100 4.80%, 07/15/2022	$200,000	$220,142
DDR Corp. 5.50%, 05/01/2015	165,000	180,333
DDR Corp. 7.50%, 04/01/2017	200,000	241,325
DDR Corp. Callable 04/15/2022 at 100 4.63%, 07/15/2022	400,000	443,174
Digital Realty Trust LP 5.25%, 03/15/2021	250,000	282,704
Essex Portfolio LP Callable 05/15/2022 at 100 3.63%, 08/15/2022 (a)	400,000	400,933
HCP, Inc. Callable 05/01/2022 at 100 3.15%, 08/01/2022	200,000	197,741
Hospitality Properties Trust Callable 02/15/2022 at 100 5.00%, 08/15/2022	300,000	320,501
Realty Income Corp. Callable 07/15/2022 at 100 3.25%, 10/15/2022	350,000	350,407

		3,056,597

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Retail — 2.8%
Darden Restaurants, Inc. Callable 08/01/2022 at 100 3.35%, 11/01/2022	$250,000	$250,284
Macy’s Retail Holdings, Inc. 5.75%, 07/15/2014	200,000	215,795
Walgreen Co. 1.80%, 09/15/2017	250,000	253,325

		719,404

Semiconductors — 0.6%
Texas Instruments, Inc. 0.45%, 08/03/2015	150,000	149,877

Software — 1.9%
Fiserv, Inc. Callable 07/01/2022 at 100 3.50%, 10/01/2022	250,000	254,395
Oracle Corp. 2.50%, 10/15/2022	250,000	254,511

		508,906

Telecommunications — 2.5%
AT&T, Inc. 3.00%, 02/15/2022	250,000	265,702
Cisco Systems, Inc. 3.15%, 03/14/2017	150,000	164,493
Vodafone Group PLC 2.88%, 03/16/2016	200,000	212,270

		642,465

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Trucking/Leasing — 1.9%
Penske Truck Leasing Co. LP 3.38%, 03/15/2018 (a)	$500,000	$497,808

TOTAL CORPORATE BONDS AND NOTES (Cost $22,211,138)		23,388,787

U.S. TREASURY OBLIGATIONS — 6.4%
United States Treasury Note — 6.4%
1.75%, 05/15/2022	700,000	706,891
2.00%, 02/15/2022	600,000	621,328
1.63%, 08/15/2022	350,000	348,086

		1,676,305

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,649,707)		1,676,305

TOTAL INVESTMENTS - 95.8% (Cost $23,860,845)		25,065,092
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%		1,099,084

NET ASSETS - 100.0%		$26,164,176

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2012, these securities amounted to $2,203,917 or 8.4% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Variable or Floating Rate Security. Rate shown is as of October 31, 2012.
(c)	Fix-to Float Bond. Rate shown is as of October 31, 2012.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $23,860,845)	$25,065,092
Cash	909,928
Dividends and interest receivable	231,352
Receivable from Investment Adviser	780
Prepaid expenses and other assets	24,774

Total assets	26,231,926

Liabilities
Payable for printing fees	14,908
Payable for transfer agent fees	13,714
Payable for audit fees	12,098
Payable for legal fees	9,922
Payable for administration and accounting fees	6,434
Payable for distributions to shareholders	3,413
Payable to custodian	2,862
Payable for capital shares redeemed	1,620
Accrued expenses	2,779

Total liabilities	67,750

Net Assets	$26,164,176

Net Assets Consisted of:
Capital stock, $0.01 par value	$24,828
Paid-in capital	24,987,665
Accumulated net investment income	12,152
Accumulated net realized loss from investments	(64,716)
Net unrealized appreciation on investments	1,204,247

Net Assets	$26,164,176

Class I:
Shares outstanding	2,482,774

Net asset value, offering and redemption price per share ($26,164,176 / 2,482,774)	$10.54

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Interest	$420,783

Total investment income	420,783

Expenses
Advisory fees (Note 2)	70,905
Administration and accounting fees (Note 2)	26,055
Transfer agent fees (Note 2)	20,457
Legal fees	16,954
Printing and shareholder reporting fees	16,725
Registration and filing fees	16,031
Audit fees	12,098
Trustees’ and officers’ fees	8,357
Custodian fees (Note 2)	6,795
Other expenses	5,170

Total expenses before waivers and reimbursements	199,547

Less: waivers and reimbursements (Note 2)	(123,187)

Net expenses after waivers and reimbursements	76,360

Net investment income	344,423

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	207,124
Net change in unrealized appreciation on investments	792,668

Net realized and unrealized gain on investments	999,792

Net increase in net assets resulting from operations	$1,344,215

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$ 344,423	$ 481,085
Net realized gain/(loss) from investments	207,124	(180,525)
Net change in unrealized appreciation from investments	792,668	276,651

Net increase in net assets resulting from operations	1,344,215	577,211

Less Dividends and Distributions to Shareholders:
Net investment income:
Institutional Class	(344,423)	(481,085)

Total net investment income	(344,423)	(481,085)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	7,700,228	4,333,832

Total increase in net assets	8,700,020	4,429,958

Net assets
Beginning of period	17,464,156	13,034,198

End of period	$26,164,176	$17,464,156

Accumulated net investment income, end of period	$ 12,152	$ 12,152

The accompanying notes are an integral part of the financial statements.

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period July 23, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.09		$10.06	$10.00

Net investment income(1)	0.16		0.32	0.17
Net realized and unrealized gain on investments(1)	0.45		0.03	0.06

Net increase in net assets resulting from operations	0.61		0.35	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.32)	(0.17)

Net asset value, end of period	$10.54		$10.09	$10.06

Total investment return(2)	6.13%		3.52%	2.29%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$26,164		$17,464	$13,034
Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.70	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.83	%(3)	2.49%	2.65	%(3)
Ratio of net investment income to average net assets	3.16	%(3)	3.18%	2.24	%(3)
Portfolio turnover rate.	56.31	%(5)	50.01%	98.85	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 23, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. As of October 31, 2012, Class A, Class C and Class R Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$23,388,787	$—	$23,388,787	$—
U.S. Treasury Obligations	1,676,305	—	1,676,305	—

Total Investments	$25,065,092	$—	$25,065,092	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

2. Transactions with Affiliates and Related Parties

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.70% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2012, the amount of potential recovery by the Adviser was as follows:

Expiration April 30, 2014	Expiration April 30, 2015	Expiration April 30, 2016
$140,612	$270,765	$123,187

For the six months ended October 31, 2012, investment advisory fees accrued and waived were $70,905 and fees reimbursed by the Adviser were $52,282.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. The Trust and the Underwriter are parties to an underwriting agreement. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $1,818. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$17,996,996	$11,709,327
U.S. Government Securities	1,357,922	—

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class I Shares
Sales	748,566	$7,655,032	401,233	$4,003,121
Reinvestments	32,847	338,867	48,316	479,170
Redemptions*	(29,049)	(293,671)	(14,782)	(148,459)

Net increase	752,364	$7,700,228	434,767	$4,333,832

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 90 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. For the six months ended October 31, 2012 and the year ended April 30, 2012, there were no redemption fees.

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2012, the tax character of distributions paid by the Fund was $481,085 of ordinary income dividends. For the period ended April 30, 2011, the tax character of distributions paid by the Fund was $185,815 of ordinary income dividends. Distributions from net investment income and short-term capital gains were treated as ordinary income for federal income tax purposes.

As of April 30, 2012, components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(271,841)	$14,010	—	$409,735

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$23,860,845

Gross unrealized appreciation	1,212,021
Gross unrealized depreciation	(7,774)

Net unrealized appreciation	$ 1,204,247

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2012, the Fund had capital loss carryforwards of $271,841, of which $4,446 is pre-enactment capital losses and if not utilized against future capital gains, this capital loss carryforward will expire in 2019. Post-enactment capital losses total $267,395, all of which are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on June 14-15, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Estabrook Capital Management LLC (the “Adviser” or “Estabrook”) and FundVantage Trust (the “Trust”) on behalf of the Estabrook Investment Grade Fixed Income Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) how the Adviser manages the Fund including a general description of its investment decision-making process, sources of information and investment strategies, (v) the capitalization and financial condition of the Adviser, (vi) investment performance information, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (xi) compliance with federal securities laws and other regulatory requirements. The Adviser also provided its code of ethics and Form ADV for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics;

21

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

The Trustees reviewed the historical performance charts for the Fund and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the Fund’s benchmark, for the one year and since inception periods ended April 30, 2012. The Trustees also reviewed the Fund’s performance compared to the Morningstar Intermediate Term Bond Funds category, the Fund’s applicable Morningstar peer group, for the one year period ended April 30, 2012. The Trustees noted that the Fund underperformed both its benchmark for the one year and since inception periods ended April 30, 2012 and the Morningstar Intermediate Term Bond Funds category for the year ended April 30, 2012. They concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information provided by Estabrook.

Representatives from Estabrook attended the meeting in-person and discussed Estabrook’s history, performance and investment strategy in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees reviewed the advisory fees for the Fund versus other similarly managed funds. The Trustees reviewed fee data for taxable intermediate term bond funds with assets in the range of $25 to $50 million in the Strategic Insight study and noted that these funds had an average gross management fee of 0.529% compared to 0.65% for the Fund. The Trustees concluded that the advisory fee and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund.

The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the Adviser’s most recent balance sheet. In addition, the Trustees considered any direct or indirect revenues received by the Adviser. The Trustees noted that the level of profitability of the Adviser is an important factor in providing service to the Fund, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as healthy, on-going concerns generally and as investment

22

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited) (Concluded)

adviser of the Fund specifically. Based on the information provided, the Trustees concluded that the Adviser’s fees derived from its relationship with the Trust in light of the Fund’s total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base; however, the Trustees considered that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels.

In voting to approve the continuation of the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

23

Investment Adviser

Estabrook Capital Management LLC

875 Third Avenue, 15th Floor

New York, NY 10022

Administrator and Fund Accounting Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19132

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ESTABROOK INVESTMENT

GRADE FIXED INCOME

FUND

of

FundVantage Trust

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund.

FORMULA INVESTING FUNDS

of

FundVantage Trust

Formula Investing U.S. Value 1000 Fund

Class A Shares

Formula Investing U.S. Value Select Fund

Class A Shares

Class I Shares

Formula Investing International Value 400 Fund

Class A Shares

Formula Investing International Value Select Fund

Class A Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Formula Investing Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Formula Investing Funds.

FORMULA INVESTING FUNDS

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Formula Investing Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2012 through October 31, 2012.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FORMULA INVESTING FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Formula Investing Funds
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio	Expenses Paid During Period
Formula Investing U.S. Value 1000 Fund
Class A Shares
Actual	$1,000.00	$985.30	1.25%	$6.26*
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.25%	6.36*

Formula Investing U.S. Value Select Fund
Class A Shares
Actual	$1,000.00	$985.50	1.35%	$6.76*
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87*

Class I Shares
Actual	$1,000.00	$987.10	1.10%	$5.51*
Hypothetical (5% return before expenses)	1,000.00	1,019.66	1.10%	5.60*

Formula Investing International Value 400 Fund
Class A Shares
Actual	$1,000.00	$1,006.40	1.35%	$6.83*
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.35%	6.87*

Formula Investing International Value Select Fund
Class A Shares
Actual	$1,000.00	$1,002.30	1.45%	$7.32*
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.45%	7.37*

Class I Shares
Actual	$1,000.00	$1,003.50	1.20%	$6.06*
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11*

*

Expenses are equal to the Funds’ annualized expense ratios for the six month period ended October 31, 2012, in the table above, which include waived fees and/or reimbursed expenses and recoupment, if any, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year then divided by 365 to reflect the one-half year period. The Funds’ ending account value on the first line in each table are based on the actual six month returns of -1.47% for Class A Shares of Formula Investing U.S. Value 1000 Fund; -1.45% and -1.29% for Class A Shares and Class I Shares of Formula Investing U.S. Value Select Fund, respectively; 0.64% for Class A Shares of Formula Investing International Value 400 Fund; and 0.23% and 0.35% for Class A Shares and Class I Shares of Formula Investing International Value Select Fund, respectively.

FORMULA INVESTING FUNDS

Formula Investing Funds

Portfolio Holdings Summary Tables

October 31, 2012

(Unaudited)

The following tables presents a summary by sector of the portfolio holdings of the Funds:

Formula Investing U.S. Value 1000 Fund

	% of Net Assets	Value
Common Stocks:
Consumer, Non-Cyclical	24.8%	$9,859,418
Financial	15.8	6,270,418
Consumer, Cyclical	15.6	6,196,190
Industrial	15.2	6,058,439
Technology	13.6	5,405,998
Communications	8.7	3,440,554
Basic Materials	2.4	959,684
Energy	1.5	606,730
Utilities	0.0	2,132
Exchange Traded Funds	2.3	906,376
Other Assets in Excess of Liabilities	0.1	42,942

NET ASSETS	100.0%	$39,748,881

Formula Investing U.S. Value Select Fund

	% of Net Assets	Value
Common Stocks:
Consumer, Non-Cyclical	38.4%	$71,621,638
Technology	19.9	37,013,705
Consumer, Cyclical	15.7	29,215,522
Industrial	13.1	24,456,649
Communications	11.2	20,794,897
Exchange Traded Funds	1.5	2,755,128
Other Assets in Excess of Liabilities	0.2	412,108

NET ASSETS	100.0%	$186,269,647

Formula Investing International Value 400 Fund

	% of Net Assets	Value
Common Stocks:
Consumer, Non-cyclical	21.7%	$2,499,844
Industrial	19.5	2,238,052
Communications	18.1	2,080,972
Consumer, Cyclical	16.2	1,862,734
Basic Materials	11.6	1,337,060
Technology	8.1	935,605
Energy	1.8	209,818
Financial	0.8	86,057
Diversified	0.3	34,636
Utilities	0.2	27,888
Oil & Gas	0.2	21,584
Other Assets in Excess of Liabilities	1.5	173,879

NET ASSETS	100.0%	$11,508,129

Formula Investing International Value Select Fund

	% of Net Assets	Value
Common Stocks:
Consumer, Cyclical	18.0%	$4,278,291
Industrial	17.8	4,233,431
Communications	16.1	3,810,086
Consumer, Non-cyclical	15.1	3,586,392
Basic Materials	12.8	3,040,045
Technology	10.4	2,472,697
Energy	5.0	1,180,197
Financial	1.1	259,052
Exchange Traded Funds	2.7	644,447
Other Assets in Excess of Liabilities	1.0	237,415

NET ASSETS	100.0%	$23,742,053

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Basic Materials — 2.4%
Air Products & Chemicals, Inc.	5	$388
Albemarle Corp.	33	1,819
Balchem Corp.	31	1,080
Buckeye Technologies, Inc.	62	1,624
CF Industries Holdings, Inc.	776	159,227
Coeur d’Alene Mines Corp.*	51	1,576
Eastman Chemical Co.	110	6,516
El du Pont de Nemours & Co.	30	1,336
Freeport-McMoRan Copper & Gold, Inc.	26	1,011
Georgia Gulf Corp.	14	495
Gold Resource Corp.	4,159	69,538
Huntsman Corp.	48	722
Innophos Holdings, Inc.	14	667
International Flavors & Fragrances, Inc.	422	27,270
Kaiser Aluminum Corp.	18	1,090
Kronos Worldwide, Inc.	6,648	88,751
Minerals Technologies, Inc.	991	71,015
Monsanto Co.	11	947
Mosaic Co. (The)	33	1,727
NewMarket Corp.	293	79,494
Newmont Mining Corp.	26	1,418
Olin Corp.	49	1,016
PPG Industries, Inc.	402	47,066
Reliance Steel & Aluminum Co.	12	652
RPM International, Inc.	48	1,280
Schweitzer-Mauduit International, Inc.	2,888	101,167
Sensient Technologies Corp.	20	728
Sherwin-Williams Co. (The)	5	713
Sigma-Aldrich Corp.	11	772
Southern Copper Corp.	2,945	112,204
Valspar Corp.	31	1,737
Westlake Chemical Corp.	749	56,969
WR Grace & Co.*	1,834	117,669

		959,684

Communications — 8.7%
ADTRAN, Inc.	7,870	132,924
AMC Networks, Inc., Class A*	720	33,638
Amdocs Ltd. (Channel Islands)	4,071	134,628
Ancestry.com, Inc.*	3,198	101,057
Anixter International, Inc.	484	28,372
AOL, Inc.	25	858
Arris Group, Inc.*	91	1,250

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
AT&T, Inc.	20	$692
BroadSoft, Inc.*	18	688
Cablevision Systems Corp., Class A	55	958
CBS Corp., Class B, non-voting shares	2,716	87,998
Cisco Systems, Inc.	9,274	158,956
Comcast Corp., Class A	566	21,231
DIRECTV	1,660	84,843
Discovery Communications, Inc., Class A*	299	17,647
DISH Network Corp., Class A	1,634	58,219
Expedia, Inc.	2,300	136,045
F5 Networks, Inc.*	265	21,857
Factset Research Systems, Inc.	51	4,618
Gannett Co., Inc.	7,540	127,426
Harris Corp.	2,987	136,745
IAC/InterActiveCorp	11	532
InterDigital, Inc.	2,491	94,882
Interpublic Group of Cos., Inc. (The)	13,070	132,007
IPG Photonics Corp.*	14	743
John Wiley & Sons, Inc.	1,987	86,196
Liberty Media Corp. - Liberty Capital*.	—	35
Liquidity Services, Inc.*	22	907
McGraw-Hill Cos., Inc. (The)	3,055	168,880
Meredith Corp.	3,735	125,010
MetroPCS Communications, Inc.*	47	480
Motorola Solutions, Inc.	2,023	104,549
Netgear, Inc.*	3,384	120,166
NeuStar, Inc., Class A*	2,507	91,731
New York Times Co. (The), Class A*	3,883	31,763
News Corp., Class A	3,699	88,480
Nielsen Holdings NV (Netherlands)*	23	665
Omnicom Group, Inc.	2,417	115,798
OpenTable, Inc.*	16	752
Plantronics, Inc.	3,749	121,618
priceline.com, Inc.*	2	1,148
Sapient Corp.*	91	935
Scholastic Corp.	4,343	143,276
Scripps Networks Interactive, Inc., Class A	728	44,204
Symantec Corp.*	2,060	37,471
TIBCO Software, Inc.*	17	429
Time Warner, Inc.	2,395	104,063
TripAdvisor, Inc.*	68	2,060

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
Ubiquiti Networks, Inc.*	11,037	$130,237
ValueClick, Inc.*	8,790	146,529
VeriSign, Inc.*	15	556
Viacom, Inc., Class B	2,802	143,659
Walt Disney Co. (The)	14	687
Washington Post Co. (The), Class B	71	23,679
WebMD Health Corp.*	5,640	84,092
Yahoo!, Inc.*	58	975
Zillow, Inc., Class A*	19	710

		3,440,554

Consumer, Cyclical — 15.6%
Advance Auto Parts, Inc.	1,875	133,012
Aeropostale, Inc.	5,385	64,351
Alaska Air Group, Inc.*	14	535
Allegiant Travel Co.*	18	1,309
Allison Transmission Holdings, Inc.	1,087	21,947
American Eagle Outfitters, Inc.	1,275	26,609
ANN, Inc.*	2,336	82,134
Arrow Electronics, Inc.*	2,318	81,663
AutoZone, Inc.*	187	70,125
Bally Technologies, Inc.	456	22,764
Beacon Roofing Supply, Inc.*	53	1,714
Bed Bath & Beyond, Inc.*	1,915	110,457
Big Lots, Inc.*	1,424	41,481
BorgWarner, Inc.	785	51,669
Brinker International, Inc.	18	554
Brunswick Corp.	30	708
Buckle, Inc. (The)	3,645	164,645
Carter’s, Inc.	390	21,083
Cash America International, Inc.	3,082	120,475
Chico’s FAS, Inc.	3,462	64,393
Choice Hotels International, Inc.	547	17,116
Cinemark Holdings, Inc.	1,364	33,677
Cintas Corp.	733	30,647
Coach, Inc.	2,331	130,653
Coinstar, Inc.*	2,476	116,223
Cooper Tire & Rubber Co.	81	1,631
Copart, Inc.*	845	24,328
Cracker Barrel Old Country Store, Inc.	9	573
Crocs, Inc.*	7,105	89,523
CVS Caremark Corp.	1,901	88,206
Dana Holding Corp.	50	657
Deckers Outdoor Corp.*	56	1,603

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Delta Air Lines, Inc.*	131	$1,262
Dick’s Sporting Goods, Inc.	16	799
Dillard’s, Inc., Class A	23	1,771
DineEquity, Inc.	974	61,070
Dolby Laboratories, Inc., Class A	4,808	151,885
Dollar General Corp.*	564	27,422
Dollar Tree, Inc.	1,846	73,600
Domino’s Pizza, Inc.	1,432	58,168
Dorman Products, Inc.*	437	13,350
DR Horton, Inc.	5	105
DSW, Inc., Class A	1,035	64,781
Dunkin’ Brands Group, Inc.	13	403
Express, Inc.	11,073	123,242
EZCORP, Inc., Class A*	6,966	136,952
Finish Line, Inc. (The), Class A	1,180	24,550
First Cash Financial Services, Inc.*	10	447
Foot Locker, Inc.	3,071	102,878
Ford Motor Co.	33	368
Fossil, Inc.*	679	59,141
GameStop Corp., Class A	7,988	182,366
Gap, Inc. (The)	2,538	90,657
General Motors Co.	1,487	37,918
Genesco, Inc.	19	1,089
Genuine Parts Co.	901	56,385
GNC Holdings, Inc., Class A	533	20,611
Goodyear Tire & Rubber Co. (The)	40	456
Guess?, Inc.	4,201	104,101
Harman International Industries, Inc.	18	755
Hasbro, Inc.	2,539	91,379
Herman Miller, Inc.	6,937	134,508
Hibbett Sports, Inc.*	391	21,110
Home Depot, Inc.	15	921
HSN, Inc.	2,434	126,617
Iconix Brand Group, Inc.*	2,002	37,057
Ingram Micro, Inc., Class A*	87	1,322
International Game Technology	6,670	85,643
Interval Leisure Group, Inc.	3,014	57,447
Jos. A. Bank Clothiers, Inc.*	585	27,372
KB Home	18	288
Kohl’s Corp.	160	8,525
Lear Corp.	425	18,105
Lennar Corp., Class A	13	487
Limited Brands, Inc.	1,877	89,890
Macy’s, Inc.	1,545	58,818

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Mattel, Inc.	1,746	$64,218
McDonald’s Corp.	299	25,953
MDC Holdings, Inc.	8	306
Men’s Wearhouse, Inc. (The)	29	951
MRC Global, Inc.*	100	2,445
MSC Industrial Direct Co., Class A	740	55,204
Newell Rubbermaid, Inc.	2,943	60,744
NIKE, Inc., Class B	7	640
Nordstrom, Inc.	759	43,088
Nu Skin Enterprises, Inc., Class A	3,798	179,759
O’Reilly Automotive, Inc.	694	59,462
Oshkosh Corp.*	2,813	84,334
Owens & Minor, Inc.	310	8,826
PACCAR, Inc.	8	347
Papa John’s International, Inc.*	15	800
PetSmart, Inc.	24	1,593
Pier 1 Imports, Inc.	1,173	23,929
Polaris Industries, Inc.	565	47,742
Pool Corp.	34	1,432
Pulte Group, Inc.*	25	434
PVH Corp.	650	71,494
Ralph Lauren Corp.	241	37,039
Regis Corp.	1,633	27,206
Ross Stores, Inc.	1,326	80,820
Ryland Group, Inc. (The)	15	508
Sally Beauty Holdings, Inc.*	2,518	60,633
Select Comfort Corp.*	4,112	114,437
Sonic Automotive, Inc., Class A	32	621
Spirit Airlines, Inc.*	7,327	128,589
Standard Pacific Corp.*	69	476
Staples, Inc.	10,542	121,391
Starwood Hotels & Resorts Worldwide, Inc.	14	726
Steelcase, Inc., Class A	1,189	11,902
Steven Madden, Ltd.*	2,729	117,129
Tempur-Pedic International, Inc.	5,330	140,925
Tenneco, Inc.*	52	1,589
Thor Industries, Inc.	3,622	137,745
TJX Cos., Inc.	2,319	96,540
Toll Brothers, Inc.*	7	231
Toro Co. (The)	23	971
TRW Automotive Holdings Corp.	3,015	140,228
Unifirst Corp.	10	696
United Stationers, Inc.	1,867	54,180

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
US Airways Group, Inc.*	150	$1,827
Vera Bradley, Inc.*	2,664	79,414
WABCO Holdings, Inc.	1,577	92,365
Walgreen Co.	673	23,710
Wal-Mart Stores, Inc.	10	750
Warnaco Group, Inc.	840	59,287
Wesco Aircraft Holdings, Inc.*	99	1,322
WESCO International, Inc.	1,001	64,945
Whirlpool Corp.	278	27,155
Williams-Sonoma, Inc.	1,347	62,272
WMS Industries, Inc.*	28	460
WW Grainger, Inc.	3	604
Wyndham Worldwide Corp.	26	1,310

		6,196,190

Consumer, Non-cyclical — 24.8%
Aaron’s, Inc.*	15	462
Abbott Laboratories	1,247	81,703
ABM Industries, Inc.	1,873	35,587
Acacia Research - Acacia Technologies*	2,468	64,094
Accretive Health, Inc.*	32	377
Acorda Therapeutics, Inc.*	67	1,605
Aetna, Inc.	4,123	180,175
Align Technology, Inc.*	23	611
Allergan, Inc.	7	629
Altria Group, Inc.	4,370	138,966
AMERIGROUP Corp.*	20	1,827
AmerisourceBergen Corp.	3,836	151,292
Amgen, Inc.	991	85,766
Apollo Group, Inc., Class A	6,012	120,721
Arbitron, Inc.	3,417	124,242
Automatic Data Processing, Inc.	536	30,975
Avon Products, Inc.	61	945
B&G Foods, Inc.	59	1,786
Baxter International, Inc.	1,068	66,889
Becton Dickinson & Co.	632	47,830
Biogen Idec, Inc.*	4	553
Bio-Rad Laboratories, Inc., Class A*	503	50,979
Booz Allen Hamilton Holding Corp.	10,622	142,122
Brink’s Co. (The)	30	789
Bristol-Myers Squibb Co.	1,057	35,145
Bruker Corp.	528	6,384
Campbell Soup Co.	2,340	82,532
Cardinal Health, Inc.	2,651	109,036

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
CareFusion Corp.	3,048	$80,955
Catamaran Corp. (Canada)*	—	27
Celgene Corp.	11	807
Centene Corp.*	1,457	55,337
Chemed Corp.	2,330	156,692
Church & Dwight Co., Inc.	22	1,117
CIGNA Corp.	8	407
Clorox Co. (The)	402	29,065
Coca-Cola Co. (The)	20	744
Coca-Cola Enterprises, Inc.	1,754	55,146
Colgate-Palmolive Co.	370	38,835
ConAgra Foods, Inc.	2,156	60,023
Convergys Corp.	5,386	90,539
CoreLogic, Inc.	40	951
The Corporate Executive Board Co.	445	20,007
Coventry Health Care, Inc.	3,328	145,234
Covidien PLC (Ireland)	1,159	63,687
CR Bard, Inc.	977	93,978
Cubist Pharmaceuticals, Inc.*	1,704	73,102
Cyberonics, Inc.	26	1,202
DaVita, Inc.*	529	59,523
Dean Foods Co.*	47	791
Deluxe Corp.	5,681	179,008
DeVry, Inc.	99	2,600
Dr Pepper Snapple Group, Inc.	2,243	96,113
Eli Lilly & Co.	2,965	144,188
Endo Pharmaceuticals Holdings, Inc.	4,359	124,929
Equifax, Inc.	559	27,972
Estee Lauder Cos., Inc. (The), Class A	10	616
Euronet Worldwide, Inc.*	32	649
FleetCor Technologies, Inc.*	399	18,917
Forest Laboratories, Inc.*	1,261	42,508
FTI Consulting, Inc.*	3,751	97,376
Gartner, Inc.*	31	1,439
General Mills, Inc.	1,346	53,948
Gilead Sciences, Inc.*	76	5,104
Global Payments, Inc.	3,198	136,714
Green Mountain Coffee Roasters, Inc.*	29	701
Harris Teeter Supermarkets, Inc.	23	861
HCA Holdings, Inc.	47	1,335
Health Management Associates, Inc., Class A*	118	861

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Health Net, Inc.*	7,141	$153,674
HealthSouth Corp.	2,921	64,642
Heartland Payment Systems, Inc.	2,282	59,515
Helen of Troy Ltd. (Bermuda)*	44	1,330
Henry Schein, Inc.	11	812
Herbalife, Ltd. (Cayman Islands)	3,118	160,109
Hershey Co. (The)	7	482
Hertz Global Holdings, Inc.*	33	438
Hill-Rom Holdings, Inc.	2,577	72,388
Hillshire Brands Co.	994	25,854
HJ Heinz Co.	14	805
Hologic, Inc.*	44	907
Hormel Foods Corp.	2,011	59,385
Humana, Inc.	2,349	174,460
Impax Laboratories, Inc.*	2,003	42,564
Ingredion, Inc.	17	1,045
Intuitive Surgical, Inc.*	1	542
J&J Snack Foods Corp.	311	17,811
Jarden Corp.	1,225	61,005
Jazz Pharmaceuticals PLC (Ireland)*	1,137	61,091
JM Smucker Co. (The)	9	771
Johnson & Johnson	660	46,741
Kimberly-Clark Corp.	9	751
Kraft Foods Group, Inc.*	15	682
Kroger Co. (The)	45	1,135
Laboratory Corp. of America Holdings	1,453	123,113
Lancaster Colony Corp.	450	32,751
Lender Processing Services, Inc.	3,766	90,798
Life Technologies Corp.	38	1,859
Lorillard, Inc.	1,311	152,089
Magellan Health Services, Inc.*	3,247	162,837
Manpower, Inc.	1,351	51,257
Masimo Corp.*	2,101	46,159
MasterCard, Inc., Class A	148	68,218
MAXIMUS, Inc.	31	1,711
McCormick & Co., Inc., non-voting shares	11	678
McKesson Corp.	1,295	120,836
Mead Johnson Nutrition Co.	9	555
Medicines Co. (The)*	41	899
Medicis Pharmaceutical Corp., Class A	1,896	82,305
MEDNAX, Inc.	2,077	143,271

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Medtronic, Inc.	3,127	$130,021
Merck & Co., Inc.	1,217	55,532
Molina Healthcare, Inc.*	1,132	28,379
Mondelez International, Inc., Class A	47	1,247
MoneyGram International, Inc.*	15	233
Monster Beverage Corp.*	14	625
Morningstar, Inc.	15	945
Mylan, Inc.	202	5,119
Myriad Genetics, Inc.*	5,861	153,382
Omnicare, Inc.	1,361	46,995
Patterson Cos., Inc.	54	1,804
Paychex, Inc.	1,995	64,698
PDL BioPharma, Inc.	19,189	142,958
PepsiCo, Inc.	18	1,246
Pfizer, Inc.	2,908	72,322
Pharmacyclics, Inc.*	41	2,504
Philip Morris International, Inc.	885	78,376
Post Holdings, Inc.*	34	1,073
Procter & Gamble Co. (The)	14	969
PSS World Medical, Inc.*	48	1,374
Quest Diagnostics, Inc.	2,065	119,192
Questcor Pharmaceuticals, Inc.	3,838	97,792
Reynolds American, Inc.	3,160	131,582
Robert Half International, Inc.	3,240	87,124
Rollins, Inc.	49	1,111
RR Donnelley & Sons Co.	5,379	53,898
Safeway, Inc.	41	669
SAIC, Inc.	13,119	144,178
Salix Pharmaceuticals, Ltd.*	15	586
Scotts Miracle-Gro Co. (The), Class A	505	21,619
Select Medical Holdings Corp.	9,632	102,003
Service Corp. International	46	646
Sirona Dental Systems, Inc.*	14	802
Smithfield Foods, Inc.*	183	3,746
Sotheby’s	1,787	55,629
Spectrum Brands Holdings, Inc.	2,264	102,989
St Jude Medical, Inc.	2,081	79,619
STERIS Corp.	2,107	75,030
Strayer Education, Inc.	2,269	130,377
Stryker Corp.	2,321	122,085
Sysco Corp.	48	1,491
Team Health Holdings, Inc.*	28	745
Techne Corp.	732	49,308
Teleflex, Inc.	196	13,318

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
TeleTech Holdings, Inc.*	1,236	$20,814
Thoratec Corp.*	747	26,668
Total System Services, Inc.	3,283	73,835
Towers Watson & Co., Class A	1,114	59,833
Tupperware Brands Corp.	2,197	129,843
Tyson Foods, Inc., Class A	120	2,017
United Therapeutics Corp.	2,628	120,021
UnitedHealth Group, Inc.	2,958	165,648
Universal American Corp.*	22	199
Universal Corp.	125	6,195
Universal Health Services, Inc., Class B	45	1,863
Valassis Communications, Inc.	6,633	172,591
Varian Medical Systems, Inc.*	1,902	126,978
VCA Antech, Inc.	2,845	55,705
Vector Group, Ltd.	5,989	98,579
Verisk Analytics, Inc., Class A*	35	1,785
Vertex Pharmaceuticals, Inc.*	51	2,460
Viropharma, Inc.*	7,138	180,234
Warner Chilcott PLC, Class A (Ireland)	11,232	130,067
Weight Watchers International, Inc.	2,901	145,775
Weis Markets, Inc.	15	617
WellCare Health Plans, Inc.*	2,962	140,991
WellPoint, Inc.	2,810	172,197
Western Union Co. (The)	8,705	110,554
Zimmer Holdings, Inc.	1,749	112,303

		9,859,418

Energy — 1.5%
Apache Corp.	5	414
C&J Energy Services, Inc.*	4,246	82,287
CARBO Ceramics, Inc.	7	518
Chevron Corp.	227	25,018
ConocoPhillips	170	9,834
Core Laboratories NV (Netherlands)	4	415
CVR Energy, Inc.*	32	1,175
Delek US Holdings, Inc.	480	12,360
Devon Energy Corp.	10	582
Diamond Offshore Drilling, Inc.	18	1,246
Exxon Mobil Corp.	20	1,823
Halliburton Co.	110	3,552
Helix Energy Solutions Group, Inc.*	131	2,265
Helmerich & Payne, Inc.	9	430
HollyFrontier Corp.	672	25,959

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Key Energy Services, Inc.*	32	$209
Marathon Oil Corp.	37	1,112
Marathon Petroleum Corp.	1,377	75,639
Murphy Oil Corp.	20	1,200
Nabors Industries, Ltd. (Bermuda)*	40	540
Occidental Petroleum Corp.	6	474
Oil States International, Inc.*	17	1,243
Patterson-UTI Energy, Inc.	33	534
Permian Basin Royalty Trust	8,570	120,580
Phillips 66	58	2,735
Pioneer Natural Resources Co.	3	317
RPC, Inc.	6,257	71,705
Stone Energy Corp.*	23	543
Tesoro Corp.	581	21,910
Unit Corp.*	18	726
Valero Energy Corp.	48	1,397
W&T Offshore, Inc.	24	407
Western Refining, Inc.	5,532	137,581

		606,730

Financial — 15.8%
ACE, Ltd. (Switzerland)	6	472
Affiliated Managers Group, Inc.*	64	8,096
Aflac, Inc.	2,628	130,822
Alexander’s, Inc. REIT	1	444
Alleghany Corp.*	322	111,927
Allied World Assurance Co. Holdings, AG (Switzerland)	13	1,044
Allstate Corp. (The)	3,937	157,401
Alterra Capital Holdings, Ltd. (Bermuda)	19	464
American Capital, Ltd.*	4,500	53,055
American Express Co.	930	52,052
American Financial Group, Inc.	2,286	88,697
American International Group, Inc.*	15	524
American National Insurance Co.	426	31,124
Amtrust Financial Services, Inc.	22	532
Aspen Insurance Holdings, Ltd. (Bermuda)	758	24,521
Associated Banc-Corp.	43	554
Assurant, Inc.	3,902	147,535
Assured Guaranty, Ltd. (Bermuda)	10,827	150,387
Axis Capital Holdings, Ltd. (Bermuda)	2,398	86,856
BancorpSouth, Inc.	3,044	43,073
Bank of America Corp.	1,539	14,343

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Bank of Hawaii Corp.	420	$18,547
BankUnited, Inc.	4,297	101,882
BB&T Corp.	3,784	109,547
BlackRock, Inc.	3	569
BOK Financial Corp.	1,405	82,403
Brandywine Realty Trust REIT	25	289
BRE Properties, Inc. REIT	8	387
Brookfield Properties Corp. (Canada)	225	3,472
Calamos Asset Management, Inc., Class A	49	529
Capital One Financial Corp.	1,330	80,026
CapitalSource, Inc.	205	1,622
Capitol Federal Financial, Inc.	66	786
Capstead Mortgage Corp. REIT	29	357
Carlyle Group LP (The)	18	468
Cathay General Bancorp	95	1,681
CBOE Holdings, Inc.	499	14,716
CBRE Group, Inc., Class A*	810	14,596
Charles Schwab Corp. (The)	55	747
Chubb Corp. (The)	7	539
Citigroup, Inc.	804	30,062
City National Corp.	1,931	98,674
CME Group, Inc.	805	45,024
CNA Financial Corp.	18	529
CNO Financial Group, Inc.	13,590	130,192
Cohen & Steers, Inc.	360	10,076
Colonial Properties Trust REIT	8	173
Comerica, Inc.	3,930	117,153
Commerce Bancshares, Inc.	1,733	65,993
CommonWealth REIT	12	165
Community Bank System, Inc.	302	8,332
Corporate Office Properties Trust REIT	8	200
Credit Acceptance Corp.*	788	64,340
Cullen/Frost Bankers, Inc.	8	442
CVB Financial Corp.	47	509
DDR Corp. REIT	17	261
Discover Financial Services	37	1,517
Duke Realty Corp. REIT	22	319
East West Bancorp, Inc.	6,205	132,104
EastGroup Properties, Inc. REIT	9	469
Eaton Vance Corp.	2,180	61,345
Enstar Group, Ltd. (Bermuda)*	6	599
Equity Lifestyle Properties, Inc. REIT	3	202

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Erie Indemnity Co., Class A	1,584	$98,556
EverBank Financial Corp.	43	655
Everest Re Group, Ltd. (Bermuda)	1,030	114,382
Federal Realty Investment Trust REIT	3	323
Federated Investors, Inc., Class B	21	488
Fidelity National Financial, Inc., Class A	25	535
Fifth Third Bancorp.	10,310	149,804
First American Financial Corp.	4,622	105,150
First Citizens BancShares, Inc., Class A	537	90,619
First Financial Bankshares, Inc.	40	1,449
First Niagara Financial Group, Inc.	1,106	9,158
First Republic Bank	31	1,065
FirstMerit Corp.	5,304	73,513
FNB Corp.	2,979	31,965
Franklin Resources, Inc.	631	80,642
Fulton Financial Corp.	7,462	72,531
General Growth Properties, Inc. REIT	14	275
Genworth Financial, Inc., Class A*	25,921	154,489
Goldman Sachs Group, Inc. (The)	4	490
Greenhill & Co., Inc.	15	716
Hancock Holding Co.	19	600
HCC Insurance Holdings, Inc.	19	677
HCP, Inc. REIT	7	310
Health Care, Inc. REIT	7	416
Healthcare Realty Trust, Inc. REIT	11	258
Host Hotels & Resorts, Inc. REIT	29	419
Huntington Bancshares, Inc.	314	2,006
IntercontinentalExchange, Inc.*	4	523
International Bancshares Corp.	24	436
Invesco, Ltd. ADR (Bermuda)	571	13,887
Investors Bancorp, Inc.	1,675	30,133
Janus Capital Group, Inc.	16,754	142,409
Jefferies Group, Inc.	8,574	122,094
Jones Lang LaSalle, Inc.	26	2,021
JPMorgan Chase & Co.	2,723	113,495
KeyCorp	3,654	30,767
Kimco Realty Corp. REIT	12	234
Legg Mason, Inc.	92	2,344
Lexington Realty Trust REIT	21	199
LPL Financial Holdings, Inc.	1,849	53,991
M&T Bank Corp.	75	7,808
Markel Corp.*	3	1,416

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
MarketAxess Holdings, Inc.	16	$500
Marsh & McLennan Cos., Inc.	677	23,038
MB Financial, Inc.	6,312	127,881
MBIA, Inc.*	3,022	29,918
Mercury General Corp.	304	12,321
MetLife, Inc.	4,902	173,972
MFA Financial, Inc. REIT	32	261
Morgan Stanley	1,296	22,524
NASDAQ OMX Group, Inc. (The)	2,917	69,454
National Health Investors, Inc. REIT	5	267
National Penn Bancshares, Inc.	54	482
National Retail Properties, Inc. REIT	10	317
Nationstar Mortgage Holdings, Inc.*	36	1,301
Nelnet, Inc., Class A	372	9,081
New York Community Bancorp, Inc.	1,102	15,274
Northwest Bancshares, Inc.	31	369
NYSE Euronext	4,495	111,296
Old National Bancorp	7,955	97,608
Omega Healthcare Investors, Inc. REIT	11	252
Park National Corp.	8	532
People’s United Financial, Inc.	2,376	28,583
Platinum Underwriters Holdings, Ltd. (Bermuda)	2,892	128,405
PNC Financial Services Group, Inc.	8	466
Popular, Inc.*	—	4
Post Properties, Inc. REIT	4	195
Primerica, Inc.	15	424
Principal Financial Group, Inc.	18	496
PrivateBancorp, Inc.	29	469
ProAssurance Corp.	11	983
Prospect Capital Corp.	5,841	69,157
Prosperity Bancshares, Inc.	13	544
Protective Life Corp.	3,685	100,600
Prudential Financial, Inc.	2,477	141,313
PS Business Parks, Inc. REIT	5	321
Public Storage REIT	3	416
Regions Financial Corp.	104	678
Reinsurance Group of America, Inc.	24	1,270
RenaissanceRe Holdings, Ltd. (Bermuda)	7	570
Rouse Properties, Inc. REIT	1	8
Signature Bank*	231	16,456
SLM Corp.	8,407	147,795

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
StanCorp Financial Group, Inc.	12	$412
State Street Corp.	1,059	47,200
Stifel Financial Corp.*	3,368	106,766
SunTrust Banks, Inc.	352	9,574
Susquehanna Bancshares, Inc.	119	1,234
SVB Financial Group*	1,319	74,642
Symetra Financial Corp.	5,643	67,434
Synovus Financial Corp.	286	701
T. Rowe Price Group, Inc.	17	1,104
Tanger Factory Outlet Centers REIT	6	189
Taubman Centers, Inc. REIT	3	236
TD Ameritrade Holding Corp.	2,025	31,772
Texas Capital Bancshares, Inc.*	1,745	82,835
Torchmark Corp.	10	506
Travelers Cos., Inc. (The)	14	993
Trustmark Corp.	19	446
UDR, Inc. REIT	11	267
UMB Financial Corp.	8	356
Umpqua Holdings Corp.	64	774
United Bankshares, Inc.	704	16,776
US Bancorp	2,570	85,350
Validus Holdings, Ltd. (Bermuda)	1,631	58,390
Valley National Bancorp	169	1,646
Visa, Inc., Class A	129	17,900
Vornado Realty Trust REIT	3	241
Waddell & Reed Financial, Inc., Class A	1,386	46,195
Washington Federal, Inc.	6,800	114,104
Washington REIT	9	231
Webster Financial Corp.	5,027	110,594
Weingarten Realty Investors REIT	12	323
Wells Fargo & Co.	3,157	106,359
Westamerica Bancorporation	10	441
Weyerhaeuser Co. REIT	18	498
Wintrust Financial Corp.	243	8,979
World Acceptance Corp.*	1,432	95,600
WR Berkley Corp.	12	467
Zions Bancorporation	1,121	24,068

		6,270,418

Industrial — 15.2%
3M Co.	835	73,146
Actuant Corp., Class A	3,568	100,760
Acuity Brands, Inc.	420	27,174
AECOM Technology Corp.	4,170	89,530

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
AGCO Corp.*	17	$774
Agilent Technologies, Inc.	2,245	80,798
Alliant Techsystems, Inc.	2,134	122,257
Amerco, Inc.	5	578
AMETEK, Inc.	49	1,742
Amphenol Corp., Class A	24	1,443
Applied Industrial Technologies, Inc.	927	37,627
Aptargroup, Inc.	13	667
Avnet, Inc.*	1,070	30,656
AVX Corp.	6,901	67,906
Babcock & Wilcox Co. (The)*	30	773
Ball Corp.	11	471
BE Aerospace, Inc.*	14	631
Belden, Inc.	2,043	73,139
Boeing Co. (The)	8	564
Brady Corp., Class A	4,065	125,039
C.H. Robinson Worldwide, Inc.	351	21,176
Carlisle Cos., Inc.	572	31,775
Caterpillar, Inc.	8	678
Chicago Bridge & Iron Co. NV (Netherlands)	3,436	129,022
CLARCOR Inc.	785	35,513
Cognex Corp.	887	32,340
Coherent, Inc.*	11	502
Con-way, Inc.	27	786
Cooper Industries PLC (Ireland)	19	1,424
Crane Co.	2,787	116,998
CSX Corp.	39	798
Cummins, Inc.	456	42,672
Curtiss-Wright Corp.	19	587
Danaher Corp.	378	19,554
Darling International, Inc.	6,481	107,131
Deere & Co.	5	427
Donaldson Co., Inc.	50	1,614
Dover Corp.	1,584	92,220
Eaton Corp.	473	22,335
EMCOR Group, Inc.	3,012	96,866
Emerson Electric Co.	1,790	86,690
Energizer Holdings, Inc.	1,165	85,010
EnerSys	2,300	79,304
Esterline Technologies Corp.	532	30,744
Expeditors International of Washington, Inc.	2,874	105,217
FedEx Corp.	9	828

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
FEI Co.	1,312	$72,226
FLIR Systems, Inc.	4,602	89,417
Flowserve Corp.	339	45,931
Fluor Corp.	2,552	142,529
Foster Wheeler AG (Switzerland)*	5,984	133,264
Gardner Denver, Inc.	1,849	128,191
Garmin, Ltd. (Switzerland)	3,340	126,887
GATX Corp.	10	415
Generac Holdings, Inc.	73	2,482
General Cable Corp.	47	1,341
General Dynamics Corp.	2,075	141,266
General Electric Co.	22	463
Gentex Corp.	93	1,601
Graco, Inc.	124	5,959
Greif, Inc., Class A	609	25,554
Heartland Express, Inc.	1,382	19,279
Hillenbrand, Inc.	5,952	121,837
Honeywell International, Inc.	1,430	87,573
Hub Group, Inc., Class A*	58	1,799
Hubbell, Inc., Class B	1,115	93,348
Huntington Ingalls Industries, Inc.	23	975
IDEX Corp.	1,619	68,856
Illinois Tool Works, Inc.	1,367	83,838
Ingersoll-Rand PLC (Ireland)	1,698	79,857
Itron, Inc.	1,030	42,292
ITT Corp.	5,144	106,995
Jabil Circuit, Inc.	42	728
Jacobs Engineering Group, Inc.	2,630	101,492
Joy Global, Inc.	1,780	111,161
KBR, Inc.	1,830	50,984
Kennametal, Inc.	41	1,452
L-3 Communications Holdings, Inc.	1,633	120,515
Landstar System, Inc.	964	48,827
Lincoln Electric Holdings, Inc.	2,236	96,975
Littelfuse, Inc.	1,389	74,450
Lockheed Martin Corp.	1,565	146,594
McDermott International, Inc. (Panama)*	67	718
Middleby Corp.*	10	1,250
Mine Safety Appliances Co.	1,414	54,580
Molex, Inc.	46	1,195
Moog, Inc., Class A	30	1,110
Mueller Industries, Inc.	26	1,139
Nordson Corp.	17	1,004

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Norfolk Southern Corp.	12	$736
Northrop Grumman Corp.	2,348	161,284
Owens-Illinois, Inc.*	58	1,130
Parker Hannifin Corp.	1,290	101,471
Pentair, Ltd. (Switzerland)	7	296
Plexus Corp.	30	807
Precision Castparts Corp.	8	1,385
Raven Industries, Inc.	475	12,963
Raytheon Co.	2,867	162,158
RBC Bearings, Inc.*	15	745
Regal-Beloit Corp.	27	1,760
Republic Services, Inc.	24	680
Robbins & Myers, Inc.	2,588	153,417
Rockwell Automation, Inc.	1,597	113,483
Rockwell Collins, Inc.	1,303	69,815
Roper Industries, Inc.	17	1,856
Sauer-Danfoss, Inc.	3,895	156,034
Snap-on, Inc.	1,055	81,583
Spirit Aerosystems Holdings, Inc., Class A*	23	359
Stericycle, Inc.*	7	663
Swift Transportation Co.*	68	663
Tech Data Corp.	2,485	110,110
Teledyne Technologies, Inc.*	967	61,917
Terex Corp.	1,696	38,245
Tetra Tech, Inc.	2,102	54,526
Timken Co.	2,310	91,222
TransDigm Group, Inc.	7	932
Trinity Industries, Inc.	12	375
Triumph Group, Inc.	197	12,888
Union Pacific Corp.	6	738
United Parcel Service, Inc., Class B	234	17,140
Valmont Industries, Inc.	7	946
Vishay Intertechnology, Inc.	3,873	32,068
Wabtec Corp.	628	51,433
Waters Corp.*	134	10,963
Watts Water Technologies, Inc., Class A	938	37,736
Xylem, Inc.	23	558
Zebra Technologies Corp., Class A*	2,703	97,119

		6,058,439

Technology — 13.6%
Accenture PLC, Class A (Ireland)	2,185	147,291
ACI Worldwide, Inc.*	21	821

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Activision Blizzard, Inc.	11,710	$127,522
Acxiom Corp.*	3,204	58,473
Adobe Systems, Inc.*	2,785	94,690
Advent Software, Inc.*	34	738
Akamai Technologies, Inc.*	18	684
Allscripts Healthcare Solutions, Inc.*	47	607
Altera Corp.	3,496	106,558
Analog Devices, Inc.	3,439	134,499
ANSYS, Inc.*	22	1,559
Apple, Inc.	235	139,848
Applied Materials, Inc.	100	1,059
Atmel Corp.*	153	714
Autodesk, Inc.*	30	955
BMC Software, Inc.*	1,658	67,481
Broadcom Corp., Class A	48	1,514
Broadridge Financial Solutions, Inc.	5,328	122,278
Brocade Communications Systems, Inc.	11,109	58,878
CA, Inc.	5,786	130,301
Cabot Microelectronics Corp.	811	24,168
CACI International, Inc., Class A	2,956	149,071
Cadence Design Systems, Inc.	75	950
Citrix Systems, Inc.*	8	494
Cognizant Technology Solutions Corp.*	24	1,600
CommVault Systems, Inc.*	16	1,000
Dell, Inc.	14,208	131,140
Diebold, Inc.	2,641	78,570
DST Systems, Inc.	8	456
Dun & Bradstreet Corp.	1,660	134,526
EMC Corp.*	2,085	50,916
Entegris, Inc.	12,015	98,643
Fair Isaac Corp.	3,107	144,786
Fidelity National Information Services, Inc.	1,973	64,853
First Solar, Inc.*	97	2,358
Fiserv, Inc.*	1,013	75,914
Fortinet, Inc.*	44	852
Hewlett-Packard Co.	1,266	17,534
Hittite Microwave Corp.*	1,093	61,908
Intel Corp.	5,145	111,261
International Business Machines Corp.	509	99,016
Intuit, Inc.	24	1,426

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
j2 Global, Inc.	5,638	$169,366
Jack Henry & Associates, Inc.	43	1,634
JDA Software Group, Inc.*	3,802	145,008
KLA-Tencor Corp.	3,305	153,749
Lexmark International, Inc., Class A	2,243	47,686
Linear Technology Corp.	2,948	92,154
Manhattan Associates, Inc.*	60	3,600
Mantech International Corp., Class A	6,625	152,176
Marvell Technology Group, Ltd. (Bermuda)	16,681	131,613
Maxim Integrated Products, Inc.	22	606
Microchip Technology, Inc.	1,164	36,491
MICROS Systems, Inc.*	467	21,197
Microsoft Corp.	5,288	150,893
MKS Instruments, Inc.	5,734	135,494
MSCI, Inc., Class A*	490	13,201
NCR Corp.*	3,181	67,692
NetApp, Inc.*	563	15,145
NVIDIA Corp.	10,612	127,026
Oracle Corp.	4,873	151,307
Parametric Technology Corp.*	40	807
Pitney Bowes, Inc.	10,462	150,234
QLogic Corp.	13,953	130,879
QUALCOMM, Inc.	318	18,627
Quality Systems, Inc.	7,638	133,283
Riverbed Technology, Inc.*	19	351
Rovi Corp.*	77	1,042
SanDisk Corp.*	415	17,330
Seagate Technology PLC (Ireland)	4,903	133,950
Silicon Laboratories, Inc.*	18	728
Skyworks Solutions, Inc.*	41	959
SolarWinds, Inc.*	19	961
Solera Holdings, Inc.	14	655
SS&C Technologies Holdings, Inc.*	33	793
Synaptics, Inc.	5,843	135,324
SYNNEX Corp.	2,154	69,768
Synopsys, Inc.*	37	1,191
Syntel, Inc.	1,787	106,523
Teradata Corp.*	15	1,025
Teradyne, Inc.	7,962	116,404
Tyler Technologies, Inc.*	14	669
Veeco Instruments, Inc.	4,575	140,452
Verint Systems, Inc.*	37	1,009
Western Digital Corp.	19	650

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Xerox Corp.	8,570	$55,191
Xilinx, Inc.	3,762	123,243

		5,405,998

Utilities — 0.0%
AES Corp. (The)	59	617
Hawaiian Electric Industries, Inc.	14	362
Public Service Enterprise Group, Inc.	36	1,153

		2,132

TOTAL COMMON STOCKS (Cost $36,423,274)		38,799,563

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 2.3%
SPDR S&P 500 ETF Trust	6,420	$906,376

TOTAL EXCHANGE TRADED FUNDS (Cost $924,383)		906,376

TOTAL INVESTMENTS - 99.9% (Cost $37,347,657)		39,705,939

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		42,942

NET ASSETS - 100.0%		$39,748,881

*	Non-income producing.

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Communications — 11.2%
ADTRAN, Inc.	22,657	$382,677
Amdocs Ltd. (Channel Islands)	25,332	837,729
Cisco Systems, Inc.	145,554	2,494,796
DISH Network Corp., Class A	23,591	840,547
Gannett Co., Inc.	17,684	298,860
Harris Corp.	19,600	897,288
InterDigital, Inc.	16,160	615,534
Interpublic Group of Cos., Inc. (The)	233,897	2,362,360
McGraw-Hill Cos., Inc. (The)	66,870	3,696,574
Meredith Corp.	31,287	1,047,176
NETGEAR, Inc.*	1,037	36,824
Omnicom Group, Inc.	29,475	1,412,147
Plantronics, Inc.	11,093	359,857
Ubiquiti Networks, Inc.*	113,449	1,338,698
ValueClick, Inc.*	101,057	1,684,620
Viacom, Inc., Class B	48,551	2,489,210

		20,794,897

Consumer, Cyclical — 15.7%
Advance Auto Parts, Inc.	8,658	614,199
Bed Bath & Beyond, Inc.*	8,382	483,474
Buckle, Inc. (The)	69,667	3,146,858
Coach, Inc.	42,390	2,375,960
Coinstar, Inc.	2,552	119,791
Crocs, Inc.	1,374	17,312
Dolby Laboratories, Inc., Class A	82,966	2,620,897
DSW, Inc., Class A	2	125
Express, Inc.	206,176	2,294,739
GameStop Corp., Class A	191,381	4,369,228
Herman Miller, Inc.	83,787	1,624,630
Iconix Brand Group, Inc.*	19,297	357,187
Nu Skin Enterprises, Inc., Class A	84,636	4,005,822
Select Comfort Corp.*	29,980	834,343
Spirit Airlines, Inc.*	74,580	1,308,879
Staples, Inc.	20,045	230,818
Steven Madden, Ltd.*	18,200	781,144
Tempur-Pedic International, Inc.	108,682	2,873,552
TRW Automotive Holdings Corp.	24,867	1,156,564

		29,215,522

Consumer, Non-cyclical — 38.4%
Acacia Research - Acacia Technologies*	11,462	297,668
Altria Group, Inc.	96,325	3,063,135
AmerisourceBergen Corp.	72,208	2,847,884
Apollo Group, Inc., Class A	56,732	1,139,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Booz Allen Hamilton Holding Corp.	55,951	$748,624
Chemed Corp.	51,885	3,489,266
CR Bard, Inc.	5,751	553,189
Deluxe Corp.	140,653	4,431,976
Dr Pepper Snapple Group, Inc.	254	10,884
Eli Lilly & Co.	27,178	1,321,666
Endo Health Solutions, Inc.	84,795	2,430,225
Forest Laboratories, Inc.*	25,889	872,718
Gilead Sciences, Inc.*	33,639	2,259,195
Global Payments, Inc.	11,658	498,380
Herbalife, Ltd. (Cayman Islands)	63,728	3,272,433
Laboratory Corp. of America Holdings	17,227	1,459,644
Lorillard, Inc.	30,400	3,526,704
McKesson Corp.	18,388	1,715,784
Medicis Pharmaceutical Corp., Class A	4,800	208,368
MEDNAX, Inc.	40,102	2,766,237
Medtronic, Inc.	31,543	1,311,559
Myriad Genetics, Inc.*	119,906	3,137,940
PDL BioPharma, Inc.	410,850	3,060,832
Quest Diagnostics, Inc.	22,959	1,325,193
Questcor Pharmaceuticals, Inc.	75,226	1,916,758
Reynolds American, Inc.	60,128	2,503,730
SAIC, Inc.	171,864	1,888,785
Sotheby’s.	639	19,892
Strayer Education, Inc.	12,079	694,059
Stryker Corp.	22,577	1,187,550
Tupperware Brands Corp.	17,774	1,050,443
United Therapeutics Corp.	58,490	2,671,238
Valassis Communications, Inc.	138,868	3,613,345
Varian Medical Systems, Inc.*	13,148	877,760
Vector Group, Ltd.	271	4,461
Viropharma, Inc.*	142,600	3,600,650
Warner Chilcott PLC, Class A (Ireland)	232,220	2,689,108
Weight Watchers International, Inc.	48,512	2,437,728
Western Union Co. (The)	56,492	717,448

		71,621,638

Industrial — 13.1%
Brady Corp., Class A	2,104	64,719
Chicago Bridge & Iron Co. NV (Netherlands)	51,435	1,931,384
Darling International, Inc.	13,457	222,444

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
EMCOR Group, Inc.	36,175	$1,163,388
Engility Holdings, Inc.*	1	10
Fluor Corp.	39,259	2,192,615
Foster Wheeler AG (Switzerland)*	70,899	1,578,921
Gardner Denver, Inc.	2,024	140,324
Garmin, Ltd. (Switzerland)	36,967	1,404,376
General Dynamics Corp.	30,309	2,063,437
Hillenbrand, Inc.	1,824	37,337
Jacobs Engineering Group, Inc.	2,804	108,206
L-3 Communications Holdings, Inc.	12,229	902,500
Lockheed Martin Corp.	22,632	2,119,939
Northrop Grumman Corp.	47,905	3,290,594
Raytheon Co.	67,805	3,835,051
Robbins & Myers, Inc.	20,866	1,236,936
Rockwell Automation, Inc.	6,519	463,240
Sauer-Danfoss, Inc.	42,467	1,701,228

		24,456,649

Technology — 19.9%
Accenture PLC, Class A (Ireland)	26,301	1,772,950
Activision Blizzard, Inc.	129,446	1,409,668
Altera Corp.	391	11,918
Analog Devices, Inc.	12,312	481,522
Apple, Inc.	3,758	2,236,386
BMC Software, Inc.*	4,298	174,929
Broadridge Financial Solutions, Inc.	9,884	226,838
CA, Inc.	79,534	1,791,106
CACI International, Inc., Class A	43,911	2,214,432
Dell, Inc.	213,396	1,969,645
Dun & Bradstreet Corp.	21,462	1,739,280
Fair Isaac Corp.	16,314	760,232
j2 Global, Inc.	97,481	2,928,329
JDA Software Group, Inc.*	1,859	70,902

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
KLA-Tencor Corp.	46,871	$2,180,439
Mantech International Corp., Class A	70,601	1,621,706
Marvell Technology Group, Ltd. (Bermuda)	153,597	1,211,880
Microsoft Corp.	94,451	2,695,159
MKS Instruments, Inc.	11,263	266,145
NVIDIA Corp.	63,641	761,783
Oracle Corp.	60,642	1,882,934
Pitney Bowes, Inc.	188,609	2,708,425
QLogic Corp.	123,203	1,155,644
Quality Systems, Inc.	103,853	1,812,235
Seagate Technology PLC (Ireland)	51,474	1,406,270
Teradyne, Inc.	10,675	156,068
Veeco Instruments, Inc.	43,589	1,338,182
Xilinx, Inc.	876	28,698

		37,013,705

TOTAL COMMON STOCKS (Cost $175,823,213)		183,102,411

EXCHANGE TRADED FUNDS — 1.5%
SPDR S&P 500 ETF Trust	19,515	2,755,128

TOTAL EXCHANGE TRADED FUNDS (Cost $2,807,558)		2,755,128

TOTAL INVESTMENTS - 99.8% (Cost $178,630,771)		185,857,539

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		412,108

NET ASSETS - 100.0%		$186,269,647

*	Non-income producing.

SPDR  Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Australia — 8.4%
APN News & Media, Ltd.	6,556	$2,517
David Jones, Ltd.	17,187	47,636
Fairfax Media, Ltd.	61,673	25,288
Flight Centre, Ltd.	2,117	58,455
Goodman Fielder, Ltd.*	85,663	52,020
GrainCorp, Ltd.	395	5,031
GrainCorp, Ltd., Class A	4,445	56,616
Iluka Resources, Ltd.	3,988	41,066
JB Hi-Fi, Ltd.	3,664	38,985
Metcash, Ltd.	12,071	45,861
Monadelphous Group, Ltd.	1,550	33,950
Myer Holdings, Ltd.	19,298	39,163
Nufarm, Ltd.	9,886	59,008
OZ Minerals, Ltd.	5,805	49,352
Primary Health Care, Ltd.	15,228	61,491
Resolute Mining, Ltd.	29,763	59,011
Rio Tinto, Ltd.	910	53,787
Seven West Media, Ltd.	35,355	44,591
Sonic Healthcare, Ltd.	1,034	13,954
Tatts Group, Ltd.	18,699	54,350
Telstra Corp., Ltd.	14,243	61,210
Ten Network Holdings, Ltd.	62,113	18,053
UGL, Ltd.	4,316	47,849

		969,244

Belgium — 0.7%
Belgacom SA	1,413	41,299
Mobistar SA	1,459	38,597
UCB SA	41	2,391

		82,287

Brazil — 3.7%
Alpargatas SA, Pref. shares	1	6
CCR SA	5,358	47,115
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	476	21,842
Cia de Bebidas das Americas, Pref. shares	184	7,519
Cia Hering	664	15,254
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,196	35,575
Diagnosticos da America SA	47	312
EcoRodovias Infraestrutura e Logistica SA	3,860	33,715
Fibria Celulose SA*	5,022	42,628
Hypermarcas SA*	6,264	49,809

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
Klabin SA, Pref. shares	280	$1,645
Localiza Rent a Car SA	2,341	41,033
Marcopolo SA, Pref. shares	7	41
Natura Cosmeticos SA	694	18,503
Santos Brasil Participacoes SA (Units)	1,665	23,937
Souza Cruz SA	251	3,275
Telefonica Brasil SA, Pref. shares	1,000	22,156
Tim Participacoes SA	88	312
Totvs SA	375	7,625
Vale SA, Pref. shares, Class A	2,884	51,615

		423,917

Canada — 9.3%
Agnico-Eagle Mines, Ltd.	93	5,254
Agrium, Inc.	359	37,807
Aimia, Inc.	2,293	34,346
Astral Media, Inc., Class A	765	31,312
Aurizon Mines, Ltd.*	679	3,178
BCE, Inc.	409	17,857
Bell Aliant, Inc. (Units)	945	25,660
CAE, Inc.	149	1,640
Canadian National Railway Co.	146	12,611
Canadian Oil Sands, Ltd.	1,152	24,453
Canadian Tire Corp., Ltd., Class A	493	35,274
Celestica, Inc.*	4,915	35,683
CGI Group, Inc., Class A*	1,051	27,431
Cineplex, Inc.	314	9,746
Corus Entertainment, Inc., Class B	1,416	32,056
Dollarama, Inc.	178	11,244
Domtar Corp.	492	39,237
Empire Co., Ltd., Class A	278	16,197
Endeavour Silver Corp.*	9	82
George Weston, Ltd.	111	7,206
Gildan Activewear, Inc.	6	204
Goldcorp, Inc.	108	4,885
Gran Tierra Energy, Inc.*	1,271	6,457
Inmet Mining Corp.	530	27,329
Jean Coutu Group PJC, Inc. (The), Class A	2,069	31,095
Just Energy Group, Inc. (Units)	47	481
Loblaw Cos., Ltd.	444	15,391
Lundin Mining Corp.*	3,558	18,525
MacDonald Dettwiler & Associates, Ltd.	588	32,969

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Magna International, Inc.	192	$8,527
Manitoba Telecom Services, Inc.	671	22,527
Methanex Corp.	981	29,408
Metro, Inc., Class A	469	27,668
Nexen, Inc.	7	167
North West Co., Inc. (The)	295	6,912
Open Text Corp.*	81	4,365
Pacific Rubiales Energy Corp.	1,276	30,011
Pan American Silver Corp.	1	13
Potash Corp. of Saskatchewan, Inc.	100	4,020
Progressive Waste Solutions, Ltd.	792	15,329
Quebecor, Inc., Class B	34	1,186
Research In Motion, Ltd.*	4,368	34,638
Rogers Communications, Inc., Class B	521	22,882
Russel Metals, Inc.	2	56
Saputo, Inc.	524	22,996
SEMAFO, Inc.	395	1,582
Shaw Communications, Inc., Class B	1,418	30,894
Shawcor Ltd.	144	6,416
Shoppers Drug Mart Corp.	572	23,842
Silver Standard Resources, Inc.*	18	274
Silver Wheaton Corp.	498	20,169
Stantec, Inc.	564	19,426
Suncor Energy, Inc.	642	21,584
Teck Resources, Ltd., Class B	1,263	40,264
TELUS Corp.	307	19,931
Thomson Reuters Corp.	713	20,149
Tim Hortons, Inc.	253	12,569
Transcontinental, Inc., Class A	433	4,465
Viterra, Inc.	1,434	22,599
Westjet Airlines, Ltd.	2,511	45,380
Yamana Gold, Inc.	142	2,870
Yellow Media, Inc.*	13,360	1,070

		1,069,799

China — 1.5%
China BlueChemical Ltd., Class H	8,000	5,068
Dongfang Electric Corp., Ltd., Class H	19,000	31,822
Dongfeng Motor Group Co., Ltd., Class H	32,000	39,638
Jiangsu Expressway Co., Ltd., Class H	54,000	46,544

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Zhejiang Expressway Co., Ltd., Class H	72,000	$52,490

		175,562

Denmark — 1.4%
Carlsberg A/S, Class B	302	26,053
Coloplast A/S, Class B	114	24,997
DSV A/S	1,065	23,945
FLSmidth & Co. A/S	41	2,422
H Lundbeck A/S	2,398	41,749
TDC A/S	5,421	37,347

		156,513

Finland — 1.7%
Elisa OYJ	732	15,693
Metso OYJ	976	34,244
Nokian Renkaat OYJ	1	41
Orion OYJ, Class B	2,098	51,884
Outotec OYJ	417	20,306
Sanoma OYJ	1,442	14,018
Stora Enso OYJ, Class R	4,300	27,131
Tieto OYJ	1,755	33,666

		196,983

France — 6.0%
Air Liquide SA	18	2,123
Alstom SA	870	29,713
Arkema SA	5	456
BioMerieux	75	7,262
Bouygues SA	826	19,865
Cap Gemini SA	1,156	48,591
CFAO SA	376	18,137
Compagnie de St-Gobain	706	24,881
Eiffage SA	460	15,803
France Telecom SA, SP ADR	3,408	38,238
GDF Suez	1,148	26,345
Imerys SA	551	30,956
Ipsen SA	1,112	28,682
JCDecaux SA	629	13,313
Lagardere SCA	63	1,722
Legrand SA	894	34,438
Metropole Television SA	3,154	43,967
Neopost SA	608	33,283
PagesJaunes Groupe*	11,868	21,582
PPR	22	3,868
Publicis Groupe SA	617	33,240

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Rexel SA	1,798	$32,545
Sanofi, ADR	229	10,042
Schneider Electric SA	257	16,068
SEB SA	217	14,119
Societe BIC SA	18	2,195
Societe Television Francaise 1	297	2,552
Sodexo	240	18,468
Suez Environnement Co	100	1,062
Teleperformance SA	1,357	41,034
Thales SA	212	7,456
Vinci SA	468	20,712
Vivendi SA	2,054	42,018
Zodiac Aerospace	1	102

		684,838

Germany — 5.9%
Axel Springer AG	788	33,797
BASF SE	25	2,072
Beiersdorf AG	310	22,545
Bilfinger Berger SE	182	17,808
Celesio AG	2,862	55,402
Continental AG	217	21,750
Deutsche Telekom AG, Reg. shares	1,919	21,911
Draegerwerk AG & Co. KGaA, Pref. shares	417	40,802
Fielmann AG	53	5,159
Freenet AG	2,303	38,074
Fresenius Medical Care AG & Co. KGaA	4	281
Gildemeister AG	1,713	31,717
Henkel AG & Co. KGaA, Pref. shares	221	17,648
K+S AG, Reg. shares	225	10,645
Leoni AG	956	31,851
Merck KGaA	254	32,461
MTU Aero Engines Holding AG	311	26,113
Pfeiffer Vacuum Technology AG	270	27,542
ProSiebenSat.1 Media AG, Pref.shares	1,490	41,522
Rheinmetall AG	26	1,241
SAP AG, SP ADR	217	15,819
Siemens AG, SP ADR	204	20,586
SMA Solar Technology AG	1,219	26,133
Software AG	1,290	51,682
Stada Arzneimittel AG	774	23,425
United Internet AG, Reg. shares	113	2,261

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
Vossloh AG	99	$9,979
Wincor Nixdorf AG	1,019	45,316

		675,542

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA	879	18,799
OPAP SA	5,427	34,678

		53,477

Hong Kong — 1.4%
China Mobile, Ltd., SP ADR	995	55,113
CNOOC, Ltd.	14,000	29,084
Foxconn International Holdings Ltd.*	63,000	21,948
Haier Electronics Group Co., Ltd.*	44,000	56,263

		162,408

Ireland — 1.3%
C&C Group PLC*	6,295	30,140
DCC PLC*	617	17,630
Shire PLC	288	8,101
Smurfit Kappa Group PLC*	5,588	61,564
UBM PLC	1,032	11,649
WPP PLC	1,372	17,702

		146,786

Italy — 2.7%
Amplifon SpA	1,454	6,732
Ansaldo STS SpA	4,445	36,124
Danieli & C. Officine Meccaniche SpA	2,031	58,046
DiaSorin SpA	1,500	50,336
Gruppo Editoriale L’espresso SpA	8,277	8,223
Indesit Co. SpA	303	1,874
Lottomatica SpA	1,016	21,794
Luxottica Group SpA	87	3,310
Parmalat SpA	18,983	43,009
Recordati SpA	4,742	37,953
Telecom Italia SpA, SP ADR	4,727	43,441

		310,842

Japan — 19.5%
Asahi Kasei Corp.	8,000	43,993
Brother Industries, Ltd.	4,100	38,622
Canon, Inc., SP ADR	64	2,058
Daito Trust Construction Co., Ltd.	500	50,482
Dena Co., Ltd.	1,700	53,046
DIC Corp.	4,000	7,366
FCC Co., Ltd.	1,900	34,154
Gree, Inc.	600	10,462

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Hakuhodo DY Holdings, Inc.	870	$52,093
Hitachi Zosen Corp.	1,000	1,253
Horiba, Ltd.	1,600	43,593
House Foods Corp.	3,000	48,440
Hoya Corp.	700	14,170
Japan Tobacco, Inc.	800	22,107
JGC Corp.	1,000	34,386
KDDI Corp.	700	54,366
Kobayashi Pharmaceutical Co., Ltd.	300	15,840
Koito Manufacturing Co., Ltd.	3,000	37,242
Konami Corp.	2,200	50,405
Kuraray Co., Ltd.	3,600	41,804
Kurita Water Industries, Ltd.	2,000	45,396
KYORIN Holdings, Inc.	2,000	42,290
Lintec Corp.	2,700	46,640
Mitsubishi Tanabe Pharma Corp.	3,700	53,347
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	10,823
NGK Spark Plug Co., Ltd.	3,000	33,521
NHK Spring Co., Ltd.	4,100	34,154
Nippon Electric Glass Co., Ltd.	5,000	25,429
Nippon Kayaku Co., Ltd.	5,000	55,618
Nippon Shokubai Co. Ltd.	3,000	29,425
Nitto Denko Corp.	1,200	54,416
NTT DoCoMo, Inc., SP ADR	3,057	44,021
Obic Co., Ltd.	280	57,627
Ono Pharmaceutical Co., Ltd.	200	12,076
Oracle Corp. Japan	400	17,788
Otsuka Corp.	600	48,929
Point, Inc.	420	15,994
Ryohin Keikaku Co., Ltd.	900	59,639
Sankyo Co., Ltd.	900	40,755
Santen Pharmaceutical Co., Ltd.	400	17,512
Sega Sammy Holdings, Inc.	2,400	45,246
Shimamura Co., Ltd.	400	41,689
Shionogi & Co., Ltd.	3,700	61,365
SKY Perfect JSAT Holdings, Inc.	111	50,752
Softbank Corp.	1,400	44,317
Sugi Holdings Co., Ltd.	1,600	57,823
Sundrug Co., Ltd.	1,600	58,905
Taisei Corp.	16,000	44,094
Toagosei Co., Ltd.	12,000	48,854
Toho Holdings Co., Ltd.	2,700	55,096
Tokai Rika Co., Ltd.	3,700	46,534

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Toshiba TEC Corp.	10,000	$46,724
Toyo Suisan Kaisha, Ltd.	1,000	24,915
Trend Micro, Inc.	700	19,607
Tsuruha Holdings, Inc.	700	53,050
USS Co., Ltd.	230	24,173
Xebio Co., Ltd.	2,100	41,090
Yahoo Japan Corp.	50	17,205
Yamatake Corp.	900	18,410
Yamato Holdings Co., Ltd.	3,200	48,703

		2,249,834

Luxemburg — 0.9%
ArcelorMittal	2,228	33,008
Millicom International Cellular SA	236	20,178
Oriflame Cosmetics SA, SDR	983	27,121
Tenaris SA, ADR	574	21,594

		101,901

Mexico — 1.6%
Alfa SAB de CV, Class A	9,607	17,653
America Movil SAB de CV, ADR, Class L	848	21,446
Coca-Cola Femsa SAB de CV, SP ADR	10	1,279
Fomento Economico Mexicano SAB de CV, SP ADR	5	453
Fresnillo PLC	216	6,689
Grupo Aeroportuario del Pacifico SAB de CV, ADR	198	9,429
Grupo Aeroportuario del Sureste Sab de CV	78	7,532
Grupo Mexico SAB de CV, Class B	11,226	36,008
Grupo Modelo SAB de CV, Class C	1,884	16,604
Grupo Televisa SA, SP ADR	755	17,063
Industrias Penoles SAB de CV	55	2,751
Kimberly-Clark de Mexico SAB de CV, Class A	7,103	17,218
Telefonos de Mexico SAB de CV, Class L	36,540	28,324

		182,449

Netherlands — 2.2%
ASML Holding NV	482	26,520
CSM	1,727	35,244
Heineken NV	68	4,192
Koninklijke Boskalis Westminster NV	555	21,142
Koninklijke KPN NV	4,055	25,601

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
Koninklijke Philips Electronics NV	1,550	$38,754
Royal Imtech NV	1,185	29,720
STMicroelectronics NV	4,803	28,245
TNT Express NV	604	6,362
TomTom NV*	3,099	15,464
Wolters Kluwer NV	1,394	26,976

		258,220

New Zealand — 0.4%
Telecom Corp. of New Zealand, Ltd.	24,403	48,266

Norway — 1.4%
Fred Olsen Energy ASA	841	39,459
Kvaerner ASA	1,888	4,785
Norsk Hydro ASA	11,164	50,266
Orkla ASA	100	791
Renewable Energy Corp. ASA*	62,853	11,008
Schibsted ASA	360	13,481
Telenor ASA	1,264	24,853
Yara International ASA	325	15,311

		159,954

Singapore — 1.3%
Singapore Post, Ltd.	58,000	54,206
Singapore Technologies Engineering, Ltd.	18,000	51,943
StarHub, Ltd.	14,000	42,236

		148,385

South Korea — 0.5%
Kangwon Land, Inc.	2,350	54,731
Samsung Heavy Industries Co., Ltd.	260	7,951

		62,682

Spain — 2.1%
Amadeus IT Holding SA, Class A	1,536	38,026
Antena 3 de Television SA	387	1,550
Construcciones y Auxiliar de Ferrocarriles SA	91	43,287
Distribuidora Internacional de Alimentacion SA	2,655	16,071
Indra Sistemas SA	3,546	40,446
Prosegur Cia de Seguridad SA, Reg. shares	3,410	18,563
Repsol SA	423	8,454
Tecnicas Reunidas SA	642	31,529
Telefonica SA	1,987	26,166

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — (Continued)
Zardoya Otis SA	1,454	$17,979

		242,071

Sweden — 1.8%
Alfa Laval AB	518	8,997
Atlas Copco AB, Class A	7	172
Autoliv, Inc.	649	37,382
Axfood AB	345	12,774
Boliden AB	527	9,209
Getinge AB, Class B	271	8,335
Modern Times Group AB, Class B	1,293	39,377
Securitas AB, Class B	4,405	32,037
SKF AB, Class B	1,728	38,948
Tele2 AB, Class B	1,431	23,883
TeliaSonera AB	253	1,666

		212,780

Switzerland — 3.9%
ABB, Ltd., SP ADR	698	12,606
Actelion, Ltd., Reg. shares	728	35,114
Adecco SA, Reg. Shares	592	28,631
EMS-Chemie Holding AG, Reg.shares	3	724
Forbo Holding AG, Reg. shares	67	42,302
Galenica AG, Reg. shares	11	6,455
Geberit AG, Reg. shares	65	13,401
Kaba Holding AG, Reg. shares, Class B	46	17,399
Kuehne + Nagel International AG, Reg. shares	15	1,751
Nobel Biocare Holding AG	3,587	32,122
Novartis AG, ADR	602	36,397
OC Oerlikon Corp. AG, Reg. shares*	4,448	44,752
Panalpina Welttransport Holding AG, Reg. shares	367	34,659
Roche Holding AG, SP ADR	658	31,597
Straumann Holding AG, Reg. shares	245	30,227
Swisscom AG, Reg. shares	59	24,511
Syngenta AG, ADR	313	24,401
TE Connectivity, Ltd.	997	32,083

		449,132

Taiwan — 2.4%
Acer, Inc.*	55,000	42,550
China Airlines, Ltd.*	3,000	1,171
Chunghwa Telecom Co., Ltd., ADR	9	280

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Compal Electronics, Inc.	46,000	$28,974
Foxconn Technology Co., Ltd.	5,250	18,241
HTC Corp.	2,000	14,446
LITE-ON IT Corp.	11,109	9,317
Lite-On Technology Corp.	41,205	52,472
Novatek Microelectronics Corp.	15,000	56,483
Phison Electronics Corp.	3,000	23,055
Realtek Semiconductor Corp.	12,120	22,819
Taiwan Mobile Co., Ltd.	1,000	3,492
Yageo Corp.*	1,000	290

		273,590

United Kingdom — 15.7%
Aegis Group PLC	2	7
African Barrick Gold, Ltd.	12	82
AMEC PLC	1,259	21,536
Antofagasta PLC	1,919	38,927
Ashtead Group PLC	253	1,523
AstraZeneca PLC, SP ADR	1,102	51,133
Bodycote PLC	6,544	39,845
Booker Group PLC	1,688	2,792
BP PLC	252	1,803
British American Tobacco PLC, SP ADR	144	14,308
British Sky Broadcasting Group PLC	2,121	24,268
Britvic PLC	4,956	28,728
Bunzl PLC	1,194	19,750
Burberry Group PLC	226	4,253
Cobham PLC	9,015	31,278
Compass Group PLC	1,330	14,595
Cookson Group PLC	4,299	40,411
Croda International PLC	188	6,678
Daily Mail & General Trust PLC, Class A	2,715	20,910
Debenhams PLC	31,459	60,768
DS Smith PLC	7,650	26,345
Electrocomponents PLC	9,212	31,665
Elementis PLC	5,144	17,374
Fenner PLC	3,979	23,174
Firstgroup PLC	10,698	32,888
GlaxoSmithKline PLC, SP ADR	769	34,528
Halfords Group PLC	7,310	40,769
Halma PLC	2,260	15,041
Hays PLC.	25,905	34,071
Homeserve PLC	9,174	32,674

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
IMI PLC	2,105	$32,424
Imperial Tobacco Group PLC	581	21,940
Inchcape PLC	8,203	53,216
Intercontinental Hotels Group PLC, ADR	671	16,520
ITV PLC	36,939	51,593
Johnson Matthey PLC	367	13,303
Kesa Electricals PLC	16,436	14,257
Kingfisher PLC	6,484	30,292
Ladbrokes PLC	16,645	48,135
Marks & Spencer Group PLC	5,591	35,531
Melrose PLC	3,281	12,760
Michael Page International PLC	4,249	24,712
Micro Focus International PLC	4,796	44,429
Mitie Group PLC	3,609	16,983
Mondi PLC	4,573	50,330
Morgan Crucible Co. PLC	8,214	33,404
Next PLC	639	36,772
Pearson PLC	1,002	20,132
Premier Farnell PLC	12,789	34,157
QinetiQ Group PLC	11,665	37,084
Reckitt Benckiser Group PLC	479	28,987
Reed Elsevier PLC	1,293	12,645
Rexam PLC	5,971	43,043
Rolls-Royce Holdings C Entitlement Shares*	13,148	21
Rolls-Royce Holdings PLC	173	2,386
Royal Dutch Shell PLC, ADR	613	41,978
Sage Group PLC (The)	6,124	30,705
Senior PLC	4,954	15,557
Serco Group PLC	782	7,149
Smith & Nephew PLC, SP ADR	779	41,264
Smiths Group PLC	1,487	25,340
Spirax-Sarco Engineering PLC	323	10,086
Spirent Communications PLC	12,850	29,799
TalkTalk Telecom Group PLC	7,290	22,352
Tate & Lyle PLC	1,356	15,887
Tesco PLC	4,454	22,990
Travis Perkins PLC	1,589	27,694
Ultra Electronics Holdings PLC	547	14,945
Vodafone Group PLC, SP ADR	40	1,089
Whitbread PLC	65	2,465
William Hill PLC	8,242	44,956

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
WS Atkins PLC	1,831	$21,097

		1,802,533

United States — 0.3%
NII Holdings, Inc.*	4,298	34,255

TOTAL COMMON STOCKS (Cost $11,455,845)		11,334,250

TOTAL INVESTMENTS - 98.5% (Cost $11,455,845)		11,334,250

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		173,879

NET ASSETS - 100.0%		$11,508,129

*	Non-income producing.

ADR	American Depositary Receipt
BRL	Brazilian Real
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt
SDR	Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.3%
Australia — 8.7%
David Jones, Ltd.	80,383	$222,790
Flight Centre, Ltd.	6,935	191,491
JB Hi-Fi, Ltd.	11,701	124,499
Metcash, Ltd.	94,598	359,404
Myer Holdings, Ltd.	2,535	5,144
OZ Minerals, Ltd.	36,564	310,855
Resolute Mining, Ltd.	41,548	82,377
Rio Tinto, Ltd.	3,359	198,540
Tatts Group, Ltd.	15,363	44,653
Telstra Corp., Ltd.	107,181	460,615
UGL, Ltd.	5,526	61,264

		2,061,632

Belgium — 2.0%
Belgacom SA	4,229	123,605
Mobistar SA	13,344	353,006

		476,611

Brazil — 3.9%
CCR SA	7,711	67,807
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref. Shares	1,000	45,888
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,165	26,834
Santos Brasil Participacoes SA (Units)	4,955	71,237
Telefonica Brasil SA, Pref. shares	2,200	48,743
Tim Participacoes SA	54,295	192,474
Vale SA, Pref. shares, Class A	26,875	480,986

		933,969

Canada — 8.7%
Agrium, Inc	835	87,935
Astral Media, Inc., Class A	5,504	225,285
Celestica, Inc.*	37,650	273,339
Domtar Corp.	5,413	431,687
Inmet Mining Corp.	2,025	104,418
MacDonald Dettwiler & Associates, Ltd	1,787	100,197
Metro, Inc., Class A	4,585	270,486
Pacific Rubiales Energy Corp.	9,624	226,351
Teck Resources, Ltd., Class B	8,855	282,297
Westjet Airlines, Ltd.	4,124	74,531

		2,076,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — 1.7%
Dongfang Electric Corp., Ltd., Class H	73,800	$123,602
Dongfeng Motor Group Co., Ltd., Class H	118,000	146,167
Shenzhou International Group Holdings, Ltd.	9,000	17,535
Zhejiang Expressway Co., Ltd., Class H	168,000	122,477

		409,781

Denmark — 1.5%
H Lundbeck A/S	20,582	358,330

Finland — 3.2%
Metso OYJ	11,020	386,654
Orion OYJ, Class B	15,551	384,582

		771,236

France — 5.4%
Cap Gemini SA	9,854	414,202
Legrand SA	1,283	49,423
Metropole Television SA	23,368	325,750
Neopost SA	703	38,484
Publicis Groupe SA	1,886	101,607
Rexel SA	4,931	89,254
Teleperformance SA	8,729	263,956

		1,282,676

Germany — 4.1%
Draegerwerk AG & Co. KGaA, Pref. shares	651	63,698
Leoni AG	1,505	50,143
ProSiebenSat.1 Media AG, Pref.shares	5,159	143,766
SMA Solar Technology AG	4,453	95,464
Software AG	10,332	413,939
Wincor Nixdorf AG	4,475	199,006

		966,016

Greece — 1.1%
OPAP SA	41,022	262,130

Hong Kong — 1.4%
CNOOC, Ltd.	88,000	182,812
Shougang Fushan Resources Group, Ltd.	404,000	141,269

		324,081

Ireland — 0.2%
C&C Group PLC*	7,595	36,364

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Italy — 6.9%
Ansaldo STS SpA	30,109	$244,690
Danieli & C. Officine Meccaniche SpA	15,704	448,819
DiaSorin SpA	12,901	432,921
Gruppo Editoriale L’espresso SpA	15,858	15,755
Parmalat SpA	127,457	288,774
Recordati SpA	24,419	195,442

		1,626,401

Japan — 20.5%
Aisin Seiki Co., Ltd.	800	23,269
Brother Industries, Ltd.	14,600	137,532
Canon Marketing Japan, Inc.	400	5,827
CyberAgent, Inc.	27	53,980
Daihatsu Motor Co., Ltd.	1,000	17,512
Daito Trust Construction Co., Ltd.	2,300	232,218
Dena Co., Ltd.	11,000	343,242
Gree, Inc.	8,000	139,496
Hakuhodo DY Holdings, Inc.	500	29,939
Horiba, Ltd.	1,300	35,419
JGC Corp.	8,000	275,085
Kobayashi Pharmaceutical Co., Ltd.	2,300	121,439
Koito Manufacturing Co., Ltd.	18,000	223,450
Konami Corp.	14,300	327,630
Konica Minolta Holdings, Inc.	5,500	36,515
Kurita Water Industries, Ltd.	11,000	249,681
Lintec Corp.	13,300	229,747
Nippon Electric Glass Co., Ltd.	32,000	162,746
Nippon Shokubai Co., Ltd.	12,000	117,700
NTT DoCoMo, Inc., SP ADR	10,595	152,568
Obic Co., Ltd.	1,230	253,149
Point, Inc.	4,820	183,550
Sankyo Co., Ltd.	3,300	149,436
Sega Sammy Holdings, Inc.	9,700	182,870
Shimamura Co., Ltd.	500	52,111
SKY Perfect JSAT Holdings, Inc.	147	67,212
Suzuki Motor Corp.	4,700	106,446
Toagosei Co., Ltd.	12,000	48,854
Toho Holdings Co., Ltd.	6,200	126,516
Tokai Rika Co., Ltd.	11,000	138,345
Toshiba TEC Corp.	24,000	112,138
Tsuruha Holdings, Inc.	6,200	469,873
Xebio Co., Ltd.	3,700	72,396

		4,877,891

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — 1.4%
Grupo Mexico SAB de CV, Class B	105,138	$337,238

Netherlands — 0.1%
Royal Imtech NV	589	14,772

Norway — 1.0%
Fred Olsen Energy ASA	5,049	236,895

South Korea — 1.1%
Kangwon Land, Inc	8,960	208,678
Samsung Heavy Industries Co., Ltd.	1,720	52,597

		261,275

Spain — 1.4%
Construcciones y Auxiliar de
Ferrocarriles SA	416	197,885
Indra Sistemas SA	11,914	135,892

		333,777

Sweden — 0.6%
Autoliv, Inc	955	55,008
Modern Times Group AB, Class B	1,632	49,701
SKF AB, Class B	2,029	45,732

		150,441

Switzerland — 2.7%
Forbo Holding AG, Reg. shares	487	307,480
OC Oerlikon Corp. AG, Reg. shares*	32,648	328,478

		635,958

Taiwan — 2.3%
Compal Electronics, Inc.	246,000	154,947
HTC Corp.	38,000	274,472
LITE-ON IT Corp.	56,560	47,436
Lite-On Technology Corp.	45,000	57,304

		534,159

United Kingdom — 16.4%
Antofagasta PLC	333	6,755
AstraZeneca PLC, SP ADR	8,846	410,454
Bodycote PLC	25,901	157,704
Cookson Group PLC	27,627	259,698
Debenhams PLC	138,396	267,336
Halfords Group PLC	58,680	327,268
Hays PLC	7,416	9,754
Homeserve PLC	6,151	21,907
Inchcape PLC	58,845	381,747
ITV PLC	318,544	444,914
Ladbrokes PLC	39,227	113,439
Micro Focus International PLC	39,513	366,006

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Mondi PLC	29,135	$320,656
Morgan Crucible Co. PLC	18,875	76,759
Premier Farnell PLC	9,458	25,260
QinetiQ Group PLC	27,227	86,558
Royal Dutch Shell PLC, ADR	5,737	392,870
William Hill PLC	38,645	210,790
WS Atkins PLC	1,055	12,157

		3,892,032

TOTAL COMMON STOCKS (Cost $22,967,747)		22,860,191

EXCHANGE TRADED FUNDS — 2.7%
iShares MSCI EAFE Index Fund	12,030	644,447

TOTAL EXCHANGE TRADED FUNDS (Cost $652,748)		644,447

Value
TOTAL INVESTMENTS - 99.0% (Cost $23,620,495)	$23,504,638

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	237,415

NET ASSETS - 100.0%	$23,742,053

*	Non-income producing.

ADR	American Depositary Receipt
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Assets
Investments, at value†	$39,705,939	$185,857,539	$11,334,250	$23,504,638
Cash	152,030	1,510,096	54,718	124,530
Foreign currency, at value††	—	—	177,976	140,572
Receivable for investments sold	839,543	417,859	41,498	—
Receivable for capital shares sold	151,294	105,431	420	26,455
Dividends and interest receivable	18,040	94,736	41,441	102,347
Receivable from Investment Adviser	—	—	8,044	—
Prepaid expenses and other assets	20,265	54,720	7,601	10,537

Total assets	40,887,111	188,040,381	11,665,948	23,909,079

Liabilities
Payable for investments purchased	973,261	1,269,303	—	—
Payable for capital shares redeemed	79,643	255,294	86,257	110,429
Payable to Adviser	14,484	134,298	—	1,927
Payable for distribution fees	8,458	31,457	2,456	4,305
Payable for audit fees	12,449	12,205	19,480	14,589
Payable for legal fees	3,314	14,374	1,016	1,921
Payable for transfer agent fees	11,405	24,348	11,003	23,906
Payable for administration and accounting	13,593	11,739	21,684	4,962
Payable for custodian fees	18,288	11,250	13,151	1,820
Accrued expenses	3,335	6,466	2,772	3,167

Total liabilities	1,138,230	1,770,734	157,819	167,026

Net Assets	$39,748,881	$186,269,647	$11,508,129	$23,742,053

Net Assets Consisted of:
Capital stock, $0.01 par value	$32,947	$152,129	$12,215	$27,402
Paid-in capital	37,468,139	176,199,690	12,694,431	26,149,826
Accumulated net investment income	251,331	1,530,704	366,372	754,342
Accumulated net realized gain (loss) from investments and foreign currency transactions	(361,818)	1,160,356	(1,444,118)	(3,075,864)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	2,358,282	7,226,768	(120,771)	(113,653)

Net Assets	$39,748,881	$186,269,647	$11,508,129	$23,742,053

† Investments, at cost	$37,347,657	$178,630,771	$11,455,845	$23,620,495

†† Foreign currency, at cost	$—	$—	$176,606	$137,546

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Assets and Liabilities (Concluded)

October 31, 2012

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Class A:
Net assets	$39,748,881	$145,082,328	$11,508,129	$20,172,392

Shares outstanding	3,294,687	11,853,004	1,221,529	2,328,679

Net asset value, offering and redemption price per share	$12.06	$12.24	$9.42	$8.66

Class I
Net assets	$—	$41,187,319	$—	$3,569,661

Shares outstanding	—	3,359,893	—	411,497

Net asset value, offering and redemption price per share	$—	$12.26	$—	$8.67

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Formula Investing International Value 400 Fund	Formula Investing International Value Select Fund
Investment Income
Dividends	$432,027	$2,614,474	$250,288	$589,117
Less: foreign taxes withheld	(226)	(515)	(26,634)	(61,476)
Interest	37	177	—	48

Total investment income	431,838	2,614,136	223,654	527,689

Expenses
Advisory fees (Note 2)	147,139	771,352	48,593	110,555
Distribution fees (Class A) (Note 2)	49,046	179,938	14,292	25,659
Administration and accounting fees	41,352	49,576	49,069	37,048
Transfer agent fees (Note 2)	17,772	41,230	16,907	36,802
Registration and filing fees	16,273	29,693	15,377	16,994
Custodian fees (Note 2)	15,973	19,497	15,937	15,887
Audit fees	12,450	12,205	19,480	14,589
Legal fees	5,447	25,016	1,658	3,270
Trustees’ and officers’ fees	4,202	18,568	1,287	2,510
Printing and shareholder reporting fees	3,969	18,428	1,219	2,371
Other expenses	4,500	12,047	2,284	2,999

Total expenses before waivers and reimbursements	318,123	1,177,550	186,103	268,684

Less: waivers and reimbursements (Note 2)	(72,891)	—	(108,927)	(103,376)
Plus: Net expenses recouped (Note 2)	—	609	—	—

Net expenses after waivers and reimbursements	245,232	1,178,159	77,176	165,308

Net investment income	186,606	1,435,977	146,478	362,381

Net realized and unrealized gain (loss) from investments:
Net realized loss on investments	(297,684)	(2,898,038)	(193,740)	(1,743,928)
Net realized loss on foreign currency transactions	—	—	(2,209)	(2,946)
Net change in unrealized appreciation (depreciation) on investments	(368,314)	(873,277)	93,871	1,608,761
Net change in unrealized loss on foreign currency translations	—	—	(1,547)	(4,796)

Net realized and unrealized loss on investments	(665,998)	(3,771,315)	(103,625)	(142,909)

Net increase (decrease) in net assets resulting from operations	$(479,392)	$(2,335,338)	$42,853	$219,472

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Changes in Net Assets

	Formula Investing U.S. Value 1000 Fund		Formula Investing U.S. Value Select Fund
	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase (Decrease) in net assets from operations:
Net investment income	$186,606	$123,152	$1,435,977	$397,491
Net realized gain (loss) from investments and foreign currency transactions	(297,684)	(66,275)	(2,898,038)	5,842,865
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	(368,314)	1,896,194	(873,277)	6,932,501

Net increase (decrease) in net assets resulting from operations	(479,392)	1,953,071	(2,335,338)	13,172,857

Less Dividends and Distributions to Shareholders from:
Net investment income
Class A	—	(71,187)	—	(302,797)
Class I	—	—	—	(4,624)
Net realized capital gains
Class A	—	(44,294)	—	(1,777,474)
Class I	—	—	—	(19,106)

Net decrease in net assets from dividends and distributions to shareholders.	—	(115,481)	—	(2,104,001)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	1,139,458	22,966,420	14,303,791	142,467,736

Total increase (decrease) in net assets	660,066	24,804,010	11,968,453	153,536,592

Net assets
Beginning of period	39,088,815	14,284,805	174,301,194	20,764,602

End of period	$39,748,881	$39,088,815	$186,269,647	$174,301,194

Accumulated net investment income, end of period	$251,331	$64,725	$1,530,704	$94,727

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Statement of Changes in Net Assets

Formula Investing International Value 400 Fund		Formula Investing International Value Select Fund
For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012

$146,478	$216,715	$362,381	$411,202
(195,949)	(1,243,988)	(1,746,874)	(1,327,620)
92,324	(557,518)	1,603,965	(1,942,130)

42,853	(1,584,791)	219,472	(2,858,548)

—	(34,341)	—	(29,769)
—	—	—	(6,661)

—	(174,923)	—	(205,654)
—	—	—	(23,765)

—	(209,264)	—	(265,849)

(633,033)	5,769,084	(391,596)	15,696,155

(590,180)	3,975,029	(172,124)	12,571,758

12,098,309	8,123,280	23,914,177	11,342,419

$11,508,129	$12,098,309	$23,742,053	$23,914,177

$366,372	$219,894	$754,342	$391,961

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights

Contained below is per share operating performance data for each Class A and Class I Share outstanding (as applicable to each Fund), total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Formula Investing U.S. Value 1000 Fund
Class A Shares
5/1/2012-10/31/2012(4)	$12.24	$ 0.06	$(0.24)	$(0.18)	$ —	$ —	$ —
5/1/2011-4/30/2012	$11.85	$ 0.04	$ 0.37	$ 0.41	$(0.02)	$(0.01)	$(0.03)
11/3/2010*-4/30/2011	$10.00	$ 0.02	$ 1.83	$ 1.85	$ —	$ —	$ —

Formula Investing U.S. Value Select Fund
Class A Shares
5/1/2012-10/31/2012(4)	$12.42	$ 0.09	$(0.27)	$(0.18)	$ —	$ —	$ —
5/1/2011-4/30/2012	$11.78	$ 0.04	$ 0.81	$ 0.85	$(0.03)	$(0.19)	$(0.22)
11/3/2010*-4/30/2011	$10.00	$(0.00)(5)	$ 1.78	$ 1.78	$ —	$ —	$ —

Class I Shares
5/1/2012-10/31/2012(4)	$12.42	$ 0.11	$(0.27)	$(0.16)	$ —	$ —	$ —
12/13/2011*-4/30/2012	$10.99	$ 0.02	$ 1.64	$ 1.66	$(0.05)	$(0.19)	$(0.24)

Formula Investing International Value 400 Fund
Class A Shares
5/1/2012-10/31/2012(4)	$ 9.36	$ 0.12	$(0.06)	$ 0.06	$ —	$ —	$ —
5/1/2011-4/30/2012	$11.03	$ 0.19	$(1.70)	$(1.51)	$(0.03)	$(0.14)	$(0.17)
12/17/2010*-4/30/2011	$10.00	$ 0.08	$ 0.95	$ 1.03	$ —	$ —	$ —

Formula Investing International Value Select Fund
Class A Shares
5/1/2012-10/31/2012(4)	$ 8.64	$ 0.13	$(0.11)	$ 0.02	$ —	$ —	$ —
5/1/2011-4/30/2012	$10.83	$ 0.21	$(2.28)	$(2.07)	$(0.02)	$(0.11)	$(0.13)
12/17/2010*-4/30/2011	$10.00	$ 0.07	$ 0.76	$ 0.83	$ —	$ —	$ —

Class I Shares
5/1/2012-10/31/2012(4)	$ 8.64	$ 0.14	$(0.11)	$ 0.03	$ —	$ —	$ —
6/30/2011*-4/30/2012	$10.24	$ 0.16	$(1.62)	$(1.46)	$(0.03)	$(0.11)	$(0.14)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Unaudited.
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Financial Highlights (Concluded)

Redemption Fees	Net Asset Value, End of Period	Total Return(2)	Net Assets’ End of Period	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Fee Waivers, Reductions of Expenses and/or Recoupment(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00(5)	$12.06	(1.47)%	$39,749	1.25%(6)	1.62%(6)	0.95%(6)	63%(7)
$0.01	$12.24	3.67%	$39,089	1.25%	2.14%	0.40%	183%
$0.00(5)	$11.85	18.50%	$14,285	1.25%(6)	6.53%(6)	0.31%(6)	171%(7)

$0.00(5)	$12.24	(1.45)%	$145,082	1.35%(6)	1.35%(6)	1.53%(6)	61%(7)
$0.01	$12.42	7.63%	$142,250	1.35%	1.52%	0.39%	187%
$0.00(5)	$11.78	17.80%	$20,765	1.35%(6)	4.38%(6)	(0.06)%(6)	174%(7)

$0.00(5)	$12.26	(1.29)%	$41,187	1.10%(6)	1.10%(6)	1.79%(6)	61%(7)
$0.01	$12.42	15.51%	$32,051	1.10%(6)	1.20%(6)	0.53%(6)	187%(7)

$0.00(5)	$9.42	0.64%	$11,508	1.35%(6)	3.26%(6)	2.56%(6)	39%(7)
$0.01	$9.36	(13.36)%	$12,098	1.35%	5.28%	2.00%	174%
$0.00(5)	$11.03	10.30%	$8,123	1.35%(6)	7.00%(6)	2.04%(6)	147%(7)

$0.00(5)	$8.66	0.23%	$20,172	1.45%(6)	2.34%(6)	3.08%(6)	80%(7)
$0.01	$8.64	(18.95)%	$21,409	1.45%	2.90%	2.36%	171%
$0.00(5)	$10.83	8.30%	$11,342	1.45%(6)	5.55%(6)	1.96%(6)	220%(7)

$0.00(5)	$8.67	0.35%	$3,570	1.20%(6)	2.09%(6)	3.33%(6)	80%(7)
$0.00(5)	$8.64	(14.12)%	$2,505	1.20%(6)	2.72%(6)	2.18%(6)	171%(7)

The accompanying notes are an integral part of the financial statements.

FORMULA INVESTING FUNDS

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Formula Investing Funds (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund commenced investment operations on November 3, 2010. The Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund commenced investment operations on December 17, 2010. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers separate classes of shares, Class A and Class I Shares. As of October 31, 2012, Class I Shares had not been issued for the Formula Investing U.S. Value 1000 Fund and the Formula Investing International Value 400 Fund. The Formula Investing U.S. Value Select Fund and Formula Investing International Value Select Fund currently offer Class A and Class I Shares.

Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of net assets).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$39,705,939	$39,705,939	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$185,857,539	$185,857,539	$—	$—

Formula Investing International Value 400 Fund:
Common Stocks
United Kingdom	$1,802,533	$1,802,512	$—	$21

All other Countries*	9,531,717	9,531,717	—	—
Total Investments in Securities	$11,334,250	$11,334,229	$—	$21

Formula Investing International Value Fund: Investments in Securities*	$23,504,638	$23,504,638	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against a Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Both the Formula Investing International Value 400 Fund and the Formula Investing International Value Select Fund invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which these two Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect both Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for both Funds is determined on the basis of U.S. dollars, both Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of both Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of both Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC. (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as investment adviser, Gotham is entitled to the following advisory fees, as a percentage of each Fund’s average daily net assets:

Annual Advisory Fee
Formula Investing U.S. Value 1000 Fund	0.75%
Formula Investing U.S. Value Select Fund	0.85%
Formula Investing International Value 400 Fund	0.85%
Formula Investing International Value Select Fund	0.95%

The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed the amounts listed below (on an annual basis) of a Fund’s average daily net assets (each an “Expense Limitation”):

Formula Investing U.S. Value 1000 Fund	1.00%
Formula Investing U.S. Value Select Fund	1.10%
Formula Investing International Value 400 Fund	1.10%
Formula Investing International Value Select Fund	1.20%

Each Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation. Each class of shares of the Funds pays its respective pro-rated portion of the advisory fee payable by the Funds.

At October 31, 2012, the amount of potential recoupment by the Adviser was as follows:

	Expiration April 30, 2014	Expiration April 30, 2015	Expiration April 30, 2016
Formula Investing U.S. Value 1000 Fund	$97,215	$277,886	$72,891
Formula Investing U.S. Value Select Fund	69,585	159,572	—
Formula Investing International Value 400 Fund	69,133	425,540	108,927
Formula Investing International Value Select Fund	50,226	254,352	103,376

For the six months ended October 31, 2012, the Advisor recouped $609 of advisory fees for the Formula Investing U.S. Value Select Fund.

For the six months ended October 31, 2012, the advisory fee and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Formula Investing U.S. Value 1000 Fund	$147,139	$(72,891)	$74,248
Formula Investing U.S. Value Select Fund	771,961	—	771,961
Formula Investing International Value 400 Fund	48,593	(108,927)	(60,334)
Formula Investing International Value Select Fund	110,555	(103,376)	7,179

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Funds terminate its agreement with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”), provides principal underwriting services to the Funds. For the six months ended October 31, 2012, there were no underwriting commissions or sales commissions for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, each Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of each Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2012 was $18,136. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Funds during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Funds or the Trust

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of a Fund were as follows:

	Purchases	Sales
Formula Investing U.S. Value 1000 Fund	$25,945,212	$24,582,707
Formula Investing U.S. Value Select Fund	124,266,086	108,534,024
Formula Investing International Value 400 Fund	4,376,395	4,815,502
Formula Investing International Value Select Fund	18,435,801	18,351,315

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2012 and the fiscal year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Formula Investing U.S. Value 1000 Fund
Class A Shares
Sales	478,140	$5,618,315	3,159,230	$36,027,890
Reinvestments	—	—	10,758	112,199
Redemption Fees*	—	2,527	—	23,723
Redemptions	(377,143)	(4,481,384)	(1,182,246)	(13,197,392)

Net increase	100,997	$1,139,458	1,987,742	$22,966,420

Formula Investing U.S. Value Select Fund
Class A Shares
Sales	2,157,894	$26,074,222	13,952,881	$161,455,592
Reinvestments	—	—	176,711	1,897,812
Redemption Fees*	—	12,120	—	42,396
Redemptions	(1,759,598)	(21,213,267)	(4,438,170)	(52,160,945)

Net increase	398,296	$4,873,075	9,691,422	$111,234,855

Class I Shares**
Sales	1,145,337	$14,012,916	3,109,080	$37,744,268
Reinvestments	—	—	2,212	23,730
Redemption Fees*	—	3,055	—	9,945
Redemptions	(365,672)	(4,585,255)	(531,064)	(6,545,062)

Net increase	779,665	$9,430,716	2,580,228	$31,232,881

Formula Investing International Value 400 Fund
Class A Shares
Sales	81,287	$721,925	1,102,912	$10,672,158
Reinvestments	—	—	24,911	202,273
Redemption Fees*	—	324	—	10,147
Redemptions	(152,157)	(1,355,282)	(571,932)	(5,115,494)

Net increase	(70,870)	$(633,033)	555,891	$5,769,084

Formula Investing International Value Select Fund
Class A Shares
Sales	452,091	$3,641,815	2,305,016	$20,751,604
Reinvestments	—	—	30,326	229,523
Redemption Fees*	—	697	—	11,028
Redemptions	(600,605)	(5,034,197)	(905,414)	(8,094,029)

Net increase	(148,514)	$(1,391,685)	1,429,928	$12,898,126

FORMULA INVESTING FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class I Shares**
Sales	121,655	$1,000,000	285,823	$2,766,528
Reinvestments	—	—	4,019	30,426
Redemption Fees*	—	89	—	1,075
Redemptions	—	—	—	—

Net increase	121,655	$1,000,089	289,842	$2,798,029

*

There is 1.00% redemption fee that may be charged on shares redeemed which have been held 90 days or less. The redemption fees are retained by the Funds and are allocated to all classes in that Fund based on relative net assets.

**

Formula Investing U.S. Value Select Fund’s Class I Shares commenced operations on December 13, 2011; Formula Investing International Value Select Fund’s Class I Shares commenced operations on June 30, 2011.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the fiscal year ended April 30, 2012 was as follows:

	Ordinary Income Dividend	Long-Term Capital Gains Dividend
Formula Investing U.S. Value 1000 Fund	$115,457	$24
Formula Investing U.S. Value Select Fund	2,104,001	—
Formula Investing International Value 400 Fund	209,264	—
Formula Investing International Value Select Fund	265,849	—

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
Formula Investing U.S. Value 1000 Fund	$—	$163,677	$39,747	$2,523,763
Formula Investing U.S. Value Select Fund	—	4,756,122	—	7,529,154
Formula Investing International Value 400 Fund	(208,964)	222,120	—	(305,430)
Formula Investing International Value Select Fund	(283,897)	391,961	—	(1,946,459)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

FORMULA INVESTING FUNDS

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Formula Investing U.S. Value 1000 Fund	$37,347,657	$3,961,615	$(1,603,333)	$2,358,282
Formula Investing U.S. Value Select Fund	178,630,771	16,356,519	(9,129,751)	7,226,768
Formula Investing International Value 400 Fund	11,455,845	1,067,023	(1,188,618)	(121,595)
Formula Investing International Value Select Fund	23,620,495	2,003,692	(2,119,549)	(115,857)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

The following table shows amounts of post-enactment capital loss carryforwards, if any, by each of the applicable Funds, which have an unlimited period of capital loss carryforward, as of April 30, 2012:

	Post-Enactment Unlimited Period of Net Capital Loss Carryforward
	Short-Term	Long-Term
Formula Investing U.S. Value 1000 Fund	$—	$—
Formula Investing U.S. Value Select Fund	—	—
Formula Investing International Value 400 Fund	208,964	—
Formula Investing International Value Select Fund	283,897	—

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and determined that there were no subsequent events requiring recognition or disclosure in the Financial Statements.

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on August 24, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and FundVantage Trust (the “Trust”) on behalf of each Fund (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of the adviser, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund and (x) compliance with the Funds investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its Form ADV for the Trustees’ review and consideration. The Trustees noted the reports and discussions with portfolio managers at Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the meeting either in person or via teleconference and discussed the firm’s history, performance and investment strategies in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Trustees considered the investment performance for the Funds and the Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts, which showed the performance for the Funds as compared to their respective benchmark indices, Morningstar categories and separately managed accounts for various periods ending June 30, 2012. The Trustees considered the short-term and long-term performance of the Funds. The Trustees also noted that they considered performance reports provided at Board meetings throughout the year. They concluded that the performance of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Morningstar categories.

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the services to be provided to the Funds and any other ancillary benefit resulting from the Adviser’s relationship with the Funds. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Formula Investing U.S. Value 1000 Fund. The Fund’s advisory fee was higher than the average advisory fee of the Funds in the Morningstar Mid Cap Blend Category but was still within the range of fees of the category, and the Fund’s expense ratio was in line with the average expense ratio of the Morningstar Mid Cap Blend Category. The Fund outperformed the Morningstar Mid Cap Blend Category for the year ended June 30, 2012. With respect to the Fund’s benchmark, the Russell 1000 Index, the Fund underperformed the benchmark for the year ended June 30, 2012 and was in line with the performance of the benchmark for the since inception period ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Formula Investing U.S. Value Select Fund. The Fund’s advisory fee was higher than the average advisory fee of the Funds in the Morningstar Mid Cap Blend Category but was still within the range of fees of the category, and the Fund’s expense ratio was in line with the average expense ratio of the Morningstar Mid Cap Blend Category. The Fund outperformed the Morningstar Mid Cap Blend Category for the year ended June 30, 2012. With respect to the Fund’s benchmark, the Russell 1000 Index, the Fund underperformed the benchmark for the year ended June 30, 2012 and outperformed the benchmark for the since inception period ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Formula Investing International Value 400 Fund. The Fund’s advisory fee and expense ratio were in line with the average advisory fee and expense ratio of the Funds in the Morningstar Foreign Small/Mid Blend Category. The Fund underperformed the Morningstar Foreign Small/Mid Blend Category for the year ended June 30, 2012. With respect to the Fund’s benchmark, the MSCI World (Ex US) Index, the Fund underperformed the benchmark for the one year and since inception periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Formula Investing International Value Select Fund. The Fund’s advisory fee and expense ratio were in line with the average advisory fee and expense ratio of the Funds in the Morningstar Foreign Small/Mid Value Category. The Fund underperformed the Morningstar Foreign Small/Mid Value Category for the year ended June 30, 2012. With respect to the Fund’s benchmark, the MSCI World (Ex US) Index, the Fund underperformed the benchmark for the one year and since inception periods ended June 30, 2012. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Adviser.

The Trustees reviewed the services provided to each Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and the Funds are likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively.

FORMULA INVESTING FUNDS

Other Information

(Unaudited)

The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Funds, as well as the Adviser’s profitability. The Trustees were provided with the Adviser’s most recent financial statements. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an important factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds specifically. Based on the information provided, the Trustees concluded that the Adviser’s fees derived from its relationship with the Trust in light of each Fund’s total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the projected growth and size of each Fund and the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for each Fund for the benefit of fund shareholders, but that the advisory fee structure for each Fund did not currently include breakpoint reductions in the advisory fee as asset levels increased.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interest of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30Th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTHAM ABSOLUTE RETURN FUND

of

FundVantage Trust

Institutional Class Shares

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Gotham Absolute Return Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Absolute Return Fund.

GOTHAM ABSOLUTE RETURN FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period from August 31, 2012, commencement of operations, through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Absolute Return Fund
	Beginning Account Value August 31, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio*	Expenses Paid During Period**
Institutional Class
Actual	$1,000.00	$1,005.00	2.25%	$3.77
Hypothetical (5% return before expenses)	1,000.00	1,013.86	2.25%	11.42

*

These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.81% of average net assets for the period from August 31, 2012 to October 31, 2012.

**

Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period from August 31, 2012, commencement of operations, to October 31, 2012, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (61), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on returns since inception for the Fund of 0.50%. Hypothetical expenses are as if the Institutional Class Shares had been in existence from May 1, 2012, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

1

GOTHAM ABSOLUTE FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by security type and sector classifications of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Consumer, Non-Cyclical	35.3%	$1,932,067
Industrial	31.2	1,707,363
Consumer, Cyclical	26.7	1,462,545
Technology	18.3	1,002,437
Communications	7.0	384,420
Securities Sold Short	(58.0)	(3,178,405)
Other Assets in Excess of Liabilities	39.5	2,164,278

NET ASSETS	100.0%	$5,474,705

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

2

GOTHAM ABSOLUTE FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 118.5%
COMMON STOCKS — 118.5%
Communications — 7.0%
ADTRAN, Inc.†	924	$15,606
AT&T, Inc.	152	5,258
Atlantic Tele-Network, Inc.†	404	16,742
Belo Corp., Class A†	4,974	37,205
CBS Corp., Class B, non-voting shares	258	8,359
Cisco Systems, Inc.†	2,147	36,800
Comtech Telecommunications Corp.†	478	12,031
DIRECTV*†	91	4,651
F5 Networks, Inc.*	96	7,918
Factset Research Systems, Inc.†	87	7,878
Frontier Communications Corp.	1,858	8,770
Gannett Co., Inc.†	1,271	21,480
Harris Corp.†	578	26,461
Meredith Corp.†	784	26,240
MetroPCS Communications, Inc.*	2,056	20,992
Omnicom Group, Inc.†	73	3,497
Plantronics, Inc.†	914	29,650
Scholastic Corp.†	540	17,815
Viacom, Inc., Class B	28	1,436
Vonage Holdings Corp.*†	8,706	19,763
Washington Post Co. (The), Class B	95	31,683
Websense, Inc.*	783	10,351
World Wrestling Entertainment, Inc., Class A†	1,710	13,834

		384,420

Consumer, Cyclical — 26.7%
Advance Auto Parts, Inc.†	244	17,309
Aeropostale, Inc.*†	1,604	19,168
American Eagle Outfitters, Inc.†	1,524	31,806
Ameristar Casinos, Inc.†	534	9,745
ANN, Inc.*†	1,025	36,039
Arrow Electronics, Inc.*†	591	20,821
Bally Technologies, Inc.*	138	6,889
Biglari Holdings, Inc.*	46	16,266
Bob Evans Farms, Inc.†	216	8,223
BorgWarner, Inc.*†	596	39,229
Brown Shoe Co., Inc.†	318	5,018
Buckle, Inc. (The)†	546	24,663
Carter’s, Inc.*†	725	39,194
Cato Corp. (The), Class A	421	11,948
Choice Hotels International, Inc.†	405	12,672
Churchill Downs, Inc.†	153	9,995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Coinstar, Inc.*†	768	$36,050
Cooper Tire & Rubber Co.†	1,943	39,113
Core-Mark Holding Co., Inc.†	346	16,563
Cracker Barrel Old Country Store, Inc.†	418	26,606
Crocs, Inc.*†	2,393	30,152
CVS Caremark Corp.	486	22,550
Dana Holding Corp.†	2,929	38,546
Denny’s Corp.*†	3,374	15,520
Dillard’s, Inc., Class A†	185	14,245
DineEquity, Inc.*	218	13,669
Dolby Laboratories, Inc., Class A*†	1,080	34,117
Dollar Tree, Inc.*	275	10,964
Express, Inc.*†	2,589	28,816
Foot Locker, Inc.†	558	18,693
G & K Services, Inc., Class A	554	17,867
GameStop Corp., Class A†	250	5,708
General Motors Co.†	278	7,089
Genesco, Inc.*	49	2,808
Genuine Parts Co.†	167	10,451
G-III Apparel Group Ltd.*†	1,034	38,217
Goodyear Tire & Rubber Co. (The)*†	1,287	14,685
Guess?, Inc.†	886	21,955
Hanesbrands, Inc.*†	1,231	41,202
Harman International Industries, Inc.†	338	14,172
Hasbro, Inc.†	597	21,486
Interface, Inc.†	1,058	15,140
Kimball International, Inc., Class B†	2,754	32,883
LeapFrog Enterprises, Inc.*†	3,681	32,540
Macy’s, Inc.†	256	9,746
Meritor, Inc.*†	3,952	17,468
MSC Industrial Direct Co., Class A	46	3,432
Nu Skin Enterprises, Inc., Class A†	1,041	49,271
OfficeMax, Inc.†	758	5,571
O’Reilly Automotive, Inc.*†	447	38,299
Orient-Express Hotels Ltd., Class A (Bermuda)*†	2,551	29,923
PetSmart, Inc.	12	797
Pool Corp.	626	26,367
Rite Aid Corp.*†	1,743	2,022
Ross Stores, Inc.†	277	16,883
ScanSource, Inc.*†	1,128	32,994
SHFL Entertainment Inc.*	841	11,883
Sonic Corp.*†	2,717	27,088

The accompanying notes are an integral part of the financial statements.

3

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Speedway Motorsports, Inc.†	274	$4,466
Staples, Inc.†	2,351	27,072
Starwood Hotels & Resorts Worldwide, Inc.	673	34,895
Steelcase, Inc., Class A†	415	4,154
Superior Industries International, Inc.†	887	15,159
Tempur-Pedic International, Inc.*†	571	15,097
TJX Cos., Inc.†	918	38,216
TRW Automotive Holdings Corp.*†	536	24,929
UniFirst Corp.†	390	27,132
United Stationers, Inc.	1,091	31,661
WABCO Holdings, Inc.*	146	8,551
Walgreen Co.†	346	12,190
Warnaco Group, Inc. (The)*	44	3,106
WESCO International, Inc.*†	140	9,083
Whirlpool Corp.	44	4,298

		1,462,545

Consumer, Non-cyclical — 35.3%
Altria Group, Inc.†	830	26,394
Amgen, Inc.†	20	1,731
Amsurg Corp.*	515	14,688
Apollo Group, Inc., Class A*†	1,157	23,232
Arbitron, Inc.†	958	34,833
Avery Dennison Corp.†	198	6,411
Avon Products, Inc.	426	6,599
Becton Dickinson & Co.†	457	34,586
Bio-Rad Laboratories, Inc., Class A*†	283	28,682
Bio-Reference Labs, Inc.*	987	27,399
Booz Allen Hamilton Holding Corp.†	2,966	39,685
Bridgepoint Education, Inc.*†	2,917	29,170
Bruker Corp.*†	3,250	39,292
CareFusion Corp.*†	966	25,657
Celgene Corp.*	152	11,145
Central Garden and Pet Co., Class A*†	2,547	28,705
Chemed Corp.†	318	21,386
Coca-Cola Bottling Co. Consolidated†	133	9,142
CONMED Corp.†	954	26,388
Convergys Corp.†	408	6,858
CoreLogic, Inc.*	812	19,326
Cott Corp. (Canada)*†	4,237	32,413
Covidien PLC (Ireland)†	552	30,332

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
CR Bard, Inc.	179	$17,218
Cyberonics, Inc.*	165	7,631
Deluxe Corp.†	676	21,301
Dr Pepper Snapple Group, Inc.†	619	26,524
Endo Pharmaceuticals Holdings, Inc.*†	1,477	42,331
General Mills, Inc.†	773	30,982
Harris Teeter Supermarkets, Inc.†	410	15,355
HealthSouth Corp.*	1,501	33,217
Heartland Payment Systems, Inc.†	1,203	31,374
Henry Schein, Inc.*†	176	12,985
Herbalife, Ltd. (Cayman Islands)†	583	29,937
Hillshire Brands Co.†	1,129	29,365
ICU Medical, Inc.*†	568	33,699
Ingredion, Inc.†	363	22,310
ITT Educational Services, Inc.*†	803	17,256
Jarden Corp.†	36	1,793
JM Smucker Co. (The)†	328	28,090
Kelly Services, Inc., Class A†	1,019	13,543
Korn/Ferry International*†	1,641	21,973
Laboratory Corp. of America Holdings*	100	8,473
Lender Processing Services, Inc.	650	15,672
Life Technologies Corp.*†	14	685
Lorillard, Inc.†	95	11,021
MEDNAX, Inc.*	262	18,073
Medtronic, Inc.†	479	19,917
Momenta Pharmaceuticals, Inc.*†	2,963	37,571
Mylan, Inc.*	574	14,545
National Healthcare Corp.†	185	8,810
Navigant Consulting, Inc.*†	284	2,951
NuVasive, Inc.*	861	12,416
Orthofix International NV (Netherlands)*†	976	38,708
PAREXEL International Corp.*†	1,243	38,148
PDL BioPharma, Inc.†	945	7,040
PepsiCo, Inc.†	339	23,472
Pfizer, Inc.†	769	19,125
Quad/Graphics, Inc.	137	2,511
Quest Diagnostics, Inc.	163	9,408
Questcor Pharmaceuticals, Inc.†	904	23,034
Resources Connection, Inc.†	2,207	27,234
Revlon, Inc., Class A*†	470	7,238
Reynolds American, Inc.	628	26,150

The accompanying notes are an integral part of the financial statements.

4

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Robert Half International, Inc.†	1,204	$32,376
RR Donnelley & Sons Co.†	3,754	37,615
Safeway, Inc.	227	3,702
SAIC, Inc.†	3,510	38,575
Sanderson Farms, Inc.†	732	33,152
Select Medical Holdings Corp.*†	4,049	42,879
Spectrum Pharmaceuticals, Inc.*†	1,336	14,910
St Jude Medical, Inc.	81	3,099
STERIS Corp.†	1,092	38,886
Stewart Enterprises, Inc., Class A†	2,889	22,448
Strayer Education, Inc.†	334	19,192
Stryker Corp.†	678	35,663
Tootsie Roll Industries, Inc.	796	21,213
Total System Services, Inc.	343	7,714
United Therapeutics Corp.*†	899	41,057
Universal Corp.†	639	31,669
Universal Health Services, Inc., Class B†	122	5,050
USANA Health Sciences Inc†	904	38,999
Valassis Communications, Inc.*†	1,587	41,294
VCA Antech, Inc.*	78	1,527
Village Super Market, Inc., Class A†	160	5,867
Warner Chilcott PLC, Class A (Ireland)†	3,321	38,457
Western Union Co. (The)	1,729	22,008
Zimmer Holdings, Inc.†	336	21,575

		1,932,067

Industrial — 31.2%
Aar Corp.†	714	10,774
Actuant Corp., Class A†	747	21,095
Advanced Energy Industries, Inc.*†	3,001	35,442
AECOM Technology Corp.*†	1,846	39,634
Albany International Corp., Class A†	1,463	32,142
Altra Holdings, Inc.†	1,307	23,552
American Science & Engineering, Inc.†	352	22,380
Avnet, Inc.*†.	857	24,553
AVX Corp.†	503	4,949
Belden, Inc.	562	20,120
Benchmark Electronics, Inc.*	2,181	32,322
Carlisle Cos., Inc.	455	25,275
Chicago Bridge & Iron Co. NV (Netherlands)†	822	30,866
Circor International, Inc.	174	6,001

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
CLARCOR Inc.†	370	$16,739
Crane Co.†	559	23,467
Danaher Corp.†	474	24,520
Darling International, Inc.*†	1,784	29,490
Donaldson Co., Inc.†	897	28,946
Dover Corp.†	287	16,709
Emerson Electric Co.†	484	23,440
Encore Wire Corp.†	607	18,732
Energizer Holdings, Inc.†	360	26,269
EnerSys*†	1,358	46,824
Esterline Technologies Corp.*†	744	42,996
Expeditors International of Washington, Inc.	4	146
FLIR Systems, Inc.†	18	350
Forward Air Corp.†	821	27,397
Garmin, Ltd. (Switzerland)†	965	36,660
General Cable Corp.*†	1,177	33,580
General Dynamics Corp.†	352	23,964
Heartland Express, Inc.†	1,783	24,873
Huntington Ingalls Industries, Inc.*†	1,003	42,507
Illinois Tool Works, Inc.†	115	7,053
iRobot Corp.*†	1,830	32,885
Itron, Inc.*†	755	31,000
ITT Corp.†	2,053	42,702
Jabil Circuit, Inc.†	457	7,924
Jacobs Engineering Group, Inc.*†	688	26,550
John Bean Technologies Corp.†	1,176	18,134
Kaydon Corp.	84	1,878
Lincoln Electric Holdings, Inc.†	702	30,446
Lindsay Corp.	116	8,859
Littelfuse, Inc.	99	5,306
Lockheed Martin Corp.†	171	16,018
Mine Safety Appliances Co.†	18	695
Moog, Inc., Class A*†	513	18,986
Movado Group, Inc.†	1,284	40,690
Mueller Industries, Inc.†	265	11,607
National Presto Industries, Inc.†	298	22,156
Nortek, Inc.*†	247	14,699
Northrop Grumman Corp.†	401	27,545
Park Electrochemical Corp.†	508	12,609
Pentair, Ltd., Registered Shares (Switzerland)	687	29,019
Plexus Corp.*†	1,283	34,526
Power-One, Inc.*†	8,035	32,381

The accompanying notes are an integral part of the financial statements.

5

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Raytheon Co.†	681	$38,517
Regal-Beloit Corp.	487	31,743
Robbins & Myers, Inc.	71	4,209
Rockwell Automation, Inc.†	244	17,339
Sanmina-SCI Corp*†	3,051	27,123
Sauer-Danfoss, Inc.†	776	31,087
Shaw Group, Inc. (The)*	303	13,268
Smith & Wesson Holding Corp.*†	4,075	39,120
Standex International Corp.†	421	19,467
Stanley Black & Decker, Inc.	186	12,890
Sun Hydraulics Corp.†	528	14,066
Tech Data Corp.*†	443	19,629
Tennant Co.†	735	27,504
Terex Corp.*	1,613	36,373
Tetra Tech, Inc.*†	527	13,670
Timken Co†	99	3,910
Trex Co., Inc.*†	355	12,404
Triumph Group, Inc.	475	31,075
Valmont Industries, Inc.	21	2,837
Vishay Intertechnology, Inc.*†	2,506	20,750

		1,707,363

Technology — 18.3%
Accenture PLC, Class A (Ireland)	16	1,078
Acxiom Corp.*†	1,360	24,820
Apple, Inc.	14	8,331
Broadridge Financial Solutions, Inc.† .	1,469	33,713
Brocade Communications Systems, Inc.*†	6,770	35,881
CA Inc†	1,153	25,966
CACI International, Inc., Class A*†	661	33,334
Cadence Design Systems, Inc.*†	1,938	24,535
CSG Systems International, Inc.*	1,600	32,976
Dell, Inc.†	1,323	12,211
Digital River, Inc.*†	1,456	20,879
Dun & Bradstreet Corp.	136	11,021
Ebix, Inc.†	1,130	24,623
Entegris, Inc.*†	3,045	24,999
GT Advanced Technologies, Inc.*†	3,587	15,568
Insight Enterprises, Inc.*†	1,984	32,081
j2 Global, Inc.†	628	18,865
KLA-Tencor Corp.†	467	21,725
Kulicke & Soffa Industries, Inc.*†	4,109	42,158
Linear Technology Corp.†	375	11,723

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Marvell Technology Group, Ltd.
(Bermuda)†	3,470	$27,378
Microsoft Corp.†	465	13,269
MKS Instruments, Inc.†	627	14,816
Monotype Imaging Holdings, Inc.†	1,146	17,545
MTS Systems Corp.†	624	31,456
NCR Corp.*	1,900	40,432
Netscout Systems, Inc.*†	747	18,473
NVIDIA Corp.*†	2,844	34,043
Oracle Corp.†	802	24,902
Pitney Bowes, Inc.†	2,351	33,760
QLogic Corp.*†	3,668	34,406
Quality Systems, Inc.†	681	11,883
Seagate Technology PLC (Ireland)†	1,503	41,062
Sykes Enterprises, Inc.*†	2,281	31,067
Synaptics, Inc.*†	950	22,002
SYNNEX Corp*†	1,112	36,018
Syntel, Inc.†	336	20,029
Teradyne, Inc.*	2,200	32,164
Ultratech, Inc.*†	831	25,686
Veeco Instruments, Inc.*†	493	15,135
Xerox Corp.†	689	4,437
Xilinx, Inc.	488	15,987

		1,002,437

TOTAL COMMON STOCKS (Cost $6,596,397)		6,488,832

TOTAL LONG POSITIONS - 118.5% (Cost $6,596,397)		6,488,832

SHORT POSITIONS - (58.0)%
COMMON STOCKS — (58.0)%
COMMUNICATIONS — (4.2)%
Amazon.Com, Inc.†	(84)	(19,557)
AMC Networks, Inc., Class A*	(151)	(7,055)
Blue Nile, Inc.*	(369)	(13,937)
Charter Communications, Inc., Class A*	(35)	(2,709)
Clear Channel Outdoor Holdings, Inc., Class A	(1,398)	(9,311)
Cumulus Media, Inc., Class A*	(2,519)	(6,197)
Discovery Communications, Inc., Class A*	(250)	(14,755)
Dish Network Corp., Class A	(454)	(16,176)
Expedia, Inc.	(147)	(8,695)

The accompanying notes are an integral part of the financial statements.

6

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
COMMUNICATIONS — (Continued)
Groupon, Inc.*	(377)	$(1,553)
HealthStream, Inc.	(356)	(9,092)
HomeAway, Inc.*	(487)	(12,521)
Lamar Advertising Co., Class A*	(221)	(8,674)
Liberty Global, Inc., Class A*	(145)	(8,704)
Liberty Media Corp. - Liberty Capital, Class A*	(150)	(16,751)
McGraw-Hill Cos, Inc. (The)	(47)	(2,598)
Netflix, Inc.*	(277)	(21,908)
Sapient Corp.*	(861)	(8,851)
Shutterfly, Inc.*	(554)	(16,764)
Sourcefire, Inc.*	(274)	(11,724)
Time Warner Cable, Inc.	(41)	(4,064)
TripAdvisor, Inc.*	(111)	(3,362)
Virgin Media, Inc.	(138)	(4,518)

		(229,476)

CONSUMER, CYCLICAL — (17.1)%
Abercrombie & Fitch Co., Class A	(475)	(14,525)
AFC Enterprises, Inc.*	(394)	(9,976)
American Axle & Manufacturing Holdings, Inc.*	(1,779)	(19,338)
Arctic Cat, Inc.*	(202)	(7,326)
Ascena Retail Group, Inc.*	(1,018)	(20,156)
AutoNation, Inc.*	(196)	(8,702)
Beacon Roofing Supply, Inc.†	(286)	(9,249)
BJ’s Restaurants, Inc.*	(290)	(9,584)
Boyd Gaming Corp.*	(2,726)	(16,819)
Brunswick Corp.	(65)	(1,533)
Buffalo Wild Wings, Inc.*	(229)	(17,393)
Caesars Entertainment Corp.*	(490)	(2,837)
Casey’s General Stores, Inc.	(187)	(9,640)
CEC Entertainment, Inc.	(90)	(2,790)
Columbia Sportswear Co.	(346)	(19,514)
Copart, Inc.*	(63)	(1,814)
Darden Restaurants, Inc.	(162)	(8,524)
Dick’s Sporting Goods, Inc.	(170)	(8,500)
Dollar General Corp.*	(42)	(2,042)
Domino’s Pizza, Inc.	(30)	(1,219)
Dunkin’ Brands Group, Inc.	(17)	(527)
Ethan Allen Interiors, Inc.	(662)	(19,469)
Family Dollar Stores, Inc.	(202)	(13,324)
Fastenal Co.	(93)	(4,157)
Federal-Mogul Corp.*	(1,901)	(14,334)
Fossil, Inc.*	(31)	(2,700)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, CYCLICAL — (Continued)
Francesca’s Holdings Corp.*	(40)	$(1,181)
GNC Holdings, Inc., Class A	(115)	(4,447)
Group 1 Automotive, Inc.	(340)	(21,083)
HNI Corp.	(335)	(9,219)
HSN, Inc.	(165)	(8,583)
Hyatt Hotels Corp., Class A*	(401)	(14,637)
Iconix Brand Group, Inc.*	(87)	(1,610)
Ingram Micro, Inc., Class A	(432)	(6,566)
International Speedway Corp., Class A	(108)	(2,754)
JC Penney Co., Inc.	(238)	(5,714)
Johnson Controls, Inc.	(732)	(18,849)
Jos A Bank Clothiers, Inc.*	(39)	(1,825)
Kohl’s Corp.	(4)	(213)
Las Vegas Sands Corp.	(384)	(17,833)
La-Z-Boy, Inc.*	(812)	(13,171)
Lear Corp.	(226)	(9,628)
Life Time Fitness, Inc.*	(391)	(17,552)
Lithia Motors, Inc., Class A	(577)	(19,733)
LKQ Corp.*	(850)	(17,757)
Lowe’s Cos, Inc.	(204)	(6,606)
Lumber Liquidators Holdings, Inc.*	(17)	(949)
Mattel, Inc.	(133)	(4,892)
Mattress Firm Holding Corp.*	(471)	(15,077)
Men’s Wearhouse, Inc. (The)	(445)	(14,592)
MGM Resorts International*	(677)	(6,980)
Mohawk Industries, Inc.*	(136)	(11,352)
MWI Veterinary Supply, Inc.*	(180)	(18,904)
Newell Rubbermaid, Inc.	(194)	(4,004)
Office Depot, Inc.*	(1,171)	(2,904)
Oxford Industries, Inc.	(159)	(8,821)
Panera Bread Co., Class A*	(61)	(10,287)
Papa John’s International, Inc.*	(75)	(3,999)
Penn National Gaming, Inc.*	(379)	(15,323)
Penske Automotive Group, Inc.	(521)	(15,943)
Pier 1 Imports, Inc.	(975)	(19,890)
Pinnacle Entertainment, Inc.*	(1,448)	(18,476)
Pricesmart, Inc.	(132)	(10,955)
PVH Corp.	(54)	(5,939)
Quiksilver, Inc.*	(4,822)	(15,430)
Ralph Lauren Corp.	(11)	(1,691)
Red Robin Gourmet Burgers*	(26)	(868)
rue21, Inc.*	(162)	(4,878)
Rush Enterprises, Inc., Class A*	(982)	(18,658)

The accompanying notes are an integral part of the financial statements.

7

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, CYCLICAL — (Continued)
Ryman Hospitality Properties, REIT	(12)	$(468)
Scientific Games Corp., Class A*	(1,219)	(10,032)
Shoe Carnival, Inc.	(828)	(19,359)
Signet Jewelers Ltd., (Bermuda)	(393)	(20,342)
Six Flags Entertainment Corp.	(90)	(5,140)
Sonic Automotive, Inc., Class A	(783)	(15,190)
Stage Stores, Inc.	(305)	(7,473)
Starbucks Corp.	(217)	(9,960)
Susser Holdings Corp.*	(143)	(5,139)
Teavana Holdings, Inc.*	(952)	(10,044)
Texas Roadhouse, Inc.	(340)	(5,535)
Tiffany & Co.	(279)	(17,638)
Titan International, Inc.	(113)	(2,371)
Titan Machinery, Inc.*	(922)	(21,805)
Toro Co. (The)	(136)	(5,742)
Tractor Supply Co.	(98)	(9,432)
Ulta Salon Cosmetics & Fragrance, Inc.	(162)	(14,940)
Under Armour, Inc., Class A*	(77)	(4,024)
UniFirst Corp.	(39)	(2,713)
Urban Outfitters, Inc.*	(190)	(6,794)
Vail Resorts, Inc.	(337)	(19,135)
Wabash National Corp.*	(1,605)	(10,128)
Watsco, Inc.	(114)	(7,792)
Williams-Sonoma, Inc.	(34)	(1,572)
WMS Industries, Inc.*	(310)	(5,093)
WW Grainger, Inc.	(34)	(6,848)
Wyndham Worldwide Corp.	(187)	(9,425)
Wynn Resorts Ltd.	(59)	(7,143)
Yum! Brands, Inc.	(17)	(1,192)

		(938,234)

CONSUMER, NON-CYCLICAL — (17.6)%
Acadia Healthcare Co., Inc.*	(587)	(12,075)
Acco Brands Corp.*	(3,211)	(23,248)
Accretive Health, Inc.*	(1,018)	(12,002)
Advisory Board Co. (The)*	(443)	(21,042)
Air Methods Corp*†	(134)	(14,690)
Alere, Inc.*	(120)	(2,304)
Align Technology, Inc.*	(277)	(7,363)
American Greetings Corp., Class A	(221)	(3,794)
American Public Education, Inc.*	(64)	(2,331)
Annie’s, Inc.*	(180)	(7,110)
Archer-Daniels-Midland Co.	(464)	(12,454)
Ascent Capital Group, Inc., Class A*	(253)	(15,041)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, NON-CYCLICAL — (Continued)
BioScrip, Inc.*	(1,273)	$(11,724)
Boston Beer Co., Inc. (The), Class A*	(160)	(17,213)
Brink’s Co. (The)	(587)	(15,444)
Brookdale Senior Living, Inc.*	(738)	(17,313)
Brown-Forman Corp., Class B	(175)	(11,211)
Bunge Ltd.	(210)	(14,916)
Capital Senior Living Corp.*	(1,237)	(19,891)
Cardtronics, Inc.*	(616)	(17,501)
Clorox Co. (The)	(58)	(4,193)
Coca-Cola Co. (The)	(60)	(2,231)
Coca-Cola Enterprises, Inc.	(53)	(1,666)
Colgate-Palmolive Co.	(56)	(5,878)
Community Health Systems, Inc.*	(582)	(15,958)
Constellation Brands, Inc., Class A*	(437)	(15,444)
Cooper Cos, Inc. (The)	(188)	(18,044)
Corrections Corp. of America	(108)	(3,634)
Corvel Corp.*	(14)	(595)
Covance, Inc.*	(110)	(5,358)
Davita Health Care Partners, Inc.*	(60)	(6,751)
Dole Food Co., Inc.*	(1,021)	(12,854)
Elizabeth Arden, Inc.*	(357)	(16,843)
Ensign Group, Inc. (The)	(490)	(14,288)
Euronet Worldwide, Inc.*	(566)	(11,484)
ExamWorks Group, Inc.*	(867)	(12,155)
ExlService Holdings, Inc.*	(237)	(7,025)
Express Scripts Holding Co.*	(317)	(19,508)
FleetCor Technologies, Inc.*	(200)	(9,482)
Fresh del Monte Produce, Inc.	(374)	(9,414)
Fresh Market, Inc. (The)*	(187)	(10,605)
Geo Group, Inc. (The)	(205)	(5,683)
Grand Canyon Education, Inc.*	(315)	(6,854)
Green Mountain Coffee Roasters, Inc.*	(528)	(12,756)
Haemonetics Corp.*	(277)	(22,631)
Hanger, Inc.*	(6)	(152)
Healthcare Services Group, Inc.	(295)	(7,051)
Helen of Troy Ltd., (Bermuda)*	(516)	(15,594)
HMS Holdings Corp.*	(764)	(17,641)
Hormel Foods Corp.	(93)	(2,746)
Illumina, Inc.*	(21)	(998)
Iron Mountain, Inc.	(227)	(7,854)
K12, Inc.*	(1,124)	(23,008)
Kellogg Co.	(275)	(14,388)
Kimberly-Clark Corp.	(22)	(1,836)

The accompanying notes are an integral part of the financial statements.

8

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
CONSUMER, NON-CYCLICAL — (Continued)
Kindred Healthcare, Inc.*	(1,003)	$(9,829)
LifePoint Hospitals, Inc.*	(528)	(18,660)
Luminex Corp.*	(399)	(6,416)
Mastercard, Inc., Class A	(26)	(11,984)
Matthews International Corp., Class A	(330)	(9,494)
MAXIMUS, Inc.	(6)	(331)
McKesson Corp.	(31)	(2,893)
Merit Medical Systems, Inc.*	(1,366)	(19,725)
Metropolitan Health Networks, Inc.*	(649)	(7,094)
Monro Muffler Brake, Inc.	(175)	(5,936)
Morningstar, Inc.	(145)	(9,132)
Neogen Corp.*	(140)	(5,991)
On Assignment, Inc.*	(868)	(16,561)
Procter & Gamble Co. (The)	(46)	(3,185)
PSS World Medical, Inc.*	(375)	(10,733)
Ralcorp Holdings, Inc.*	(246)	(17,759)
RPX Corp.*	(1,602)	(16,869)
Schiff Nutrition International, Inc.*	(296)	(10,017)
Smart Balance, Inc.*	(1,430)	(17,017)
Snyders-Lance, Inc.	(229)	(5,803)
Sotheby’s	(334)	(10,397)
Spectranetics Corp.*	(1,277)	(18,593)
Spectrum Brands Holdings, Inc.	(29)	(1,319)
Sunrise Senior Living, Inc.*	(1,144)	(16,462)
Team Health Holdings, Inc.*	(151)	(4,018)
Team, Inc.*	(497)	(16,292)
Towers Watson & Co., Class A	(234)	(12,568)
Treehouse Foods, Inc.*	(174)	(9,318)
Tumi Holdings, Inc.*	(223)	(4,995)
Tyson Foods, Inc., Class A	(373)	(6,270)
United Rentals, Inc.*	(396)	(16,101)
Vanguard Health Systems, Inc.*	(1,469)	(14,220)
Vantiv, Inc., Class A*	(206)	(4,157)
Verisk Analytics, Inc., Class A*	(128)	(6,528)
WD-40 Co.	(170)	(8,136)
Whole Foods Market, Inc.	(68)	(6,442)

		(962,514)

ENERGY — (0.2)%
Thermon Group Holdings, Inc.*	(509)	(12,644)

		(12,644)

FINANCIAL — (0.5)%
Higher One Holdings, Inc.*	(1,180)	(14,903)

	Number of Shares	Value
COMMON STOCKS — (Continued)
FINANCIAL — (Continued)
Visa, Inc., Class A	(84)	$(11,656)

		(26,559)

INDUSTRIAL — (15.1)%
AAON, Inc.	(290)	(6,084)
AGCO Corp*.	(332)	(15,109)
American Railcar Industries, Inc.*	(460)	(13,515)
Amphenol Corp., Class A	(124)	(7,456)
Applied Industrial Technologies, Inc.	(219)	(8,889)
Armstrong World Industries, Inc.	(270)	(13,986)
Astec Industries, Inc.*	(671)	(19,325)
Atlas Air Worldwide Holdings, Inc.*	(222)	(12,208)
AZZ, Inc.	(116)	(4,575)
Badger Meter, Inc.	(154)	(6,597)
Barnes Group, Inc.	(735)	(16,817)
Blount International, Inc.*	(1,520)	(20,110)
Briggs & Stratton Corp.	(116)	(2,291)
Caterpillar, Inc.	(102)	(8,651)
CH Robinson Worldwide, Inc.	(91)	(5,490)
Chart Industries, Inc.*	(237)	(16,777)
Clean Harbors, Inc.*	(174)	(10,153)
Colfax Corp.*	(583)	(20,049)
Covanta Holding Corp.	(164)	(2,982)
Cummins, Inc.†	(155)	(14,505)
DXP Enterprises, Inc.*	(369)	(18,166)
Eaton Corp.	(216)	(10,200)
EnPro Industries, Inc.*	(432)	(15,794)
ESCO Technologies, Inc.	(268)	(10,034)
Exponent, Inc.*	(43)	(2,364)
FARO Technologies, Inc.*	(351)	(14,110)
FedEx Corp.	(195)	(17,938)
FEI Co.†	(35)	(1,927)
Franklin Electric Co., Inc.	(233)	(13,500)
Generac Holdings, Inc.	(409)	(13,906)
Genesee & Wyoming, Inc., Class A*	(234)	(16,958)
Gorman-Rupp Co. (The)	(399)	(10,773)
GrafTech International Ltd.*	(1,500)	(15,765)
II-VI, Inc.*	(204)	(3,368)
InvenSense, Inc.*	(933)	(10,450)
JB Hunt Transport Services, Inc.	(200)	(11,740)
Joy Global, Inc.	(51)	(3,185)
Kaman Corp.	(537)	(19,976)
Kansas City Southern.	(38)	(3,057)
Kennametal, Inc.	(431)	(15,266)
Kirby Corp.*	(303)	(17,416)

The accompanying notes are an integral part of the financial statements.

9

GOTHAM ABSOLUTE FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
INDUSTRIAL — (Continued)
Knight Transportation, Inc.	(686)	$(10,372)
Landstar System, Inc.	(126)	(6,376)
Leggett & Platt, Inc.	(24)	(637)
Lennox International, Inc.	(46)	(2,302)
Masco Corp.	(841)	(12,691)
Measurement Specialties, Inc.*	(369)	(12,033)
Mueller Water Products, Inc., Class A	(804)	(4,189)
National Instruments Corp.	(623)	(14,678)
Newport Corp.*	(886)	(9,587)
Nordson Corp.	(98)	(5,785)
Old Dominion Freight Line, Inc.*	(428)	(14,372)
OSI Systems, Inc.*	(192)	(15,216)
Owens Corning*	(626)	(21,027)
Parker Hannifin Corp.	(42)	(3,304)
Pentair, Ltd., Registered Shares (Switzerland)	(11)	(465)
PerkinElmer, Inc.	(358)	(11,073)
Powell Industries, Inc.*	(154)	(6,126)
Quanex Building Products Corp.	(385)	(7,611)
Regal Beloit Corp.	(68)	(4,432)
Roper Industries, Inc.	(113)	(12,336)
Ryder System, Inc.	(400)	(18,048)
Simpson Manufacturing Co., Inc.	(522)	(15,900)
SPX Corp.	(290)	(19,891)
Stericycle, Inc.*	(5)	(474)
Student Transportation, Inc. ( Canada)	(1,904)	(12,281)
Textainer Group Holdings Ltd., (Bermuda)	(531)	(16,036)
Trimas Corp.*	(526)	(13,192)
Trimble Navigation Ltd.*	(26)	(1,227)
TTM Technologies, Inc.*	(2,065)	(18,585)
Tyco International Ltd., (Switzerland)	(47)	(1,263)
Universal Forest Products, Inc.	(438)	(16,863)
UTi Worldwide, Inc.	(698)	(9,695)
Waste Connections, Inc.	(291)	(9,554)
Waste Management, Inc.	(117)	(3,831)
Werner Enterprises, Inc.	(816)	(18,899)
Woodward, Inc.	(198)	(6,633)

		(828,446)

TECHNOLOGY — (3.1)%
Allscripts Healthcare Solutions, Inc.*	(168)	(2,170)
athenahealth, Inc.*	(163)	(10,479)

	Number of Shares	Value
COMMON STOCKS — (Continued)
TECHNOLOGY — (Continued)
Cognizant Technology Solutions
Corp., Class A*	(7)	$(467)
CommVault Systems, Inc.*	(155)	(9,683)
Computer Programs & Systems, Inc.	(89)	(4,344)
DST Systems, Inc.	(16)	(913)
EPAM Systems, Inc.*	(540)	(9,709)
Fidelity National Information Services, Inc.	(140)	(4,602)
Fortinet, Inc.*	(299)	(5,792)
Greenway Medical Technologies*	(1,110)	(18,415)
iGate Corp.*	(120)	(1,926)
IHS, Inc., Class A*	(136)	(11,477)
InnerWorkings, Inc.*	(1,357)	(19,568)
International Business Machines Corp.	(4)	(778)
Medidata Solutions, Inc.*	(357)	(15,001)
Opnet Technologies, Inc.	(414)	(17,566)
Progress Software Corp.*	(166)	(3,274)
RealD, Inc.*	(456)	(4,264)
Red Hat, Inc.*	(193)	(9,490)
Rovi Corp.*	(101)	(1,367)
VeriFone Systems, Inc.*	(586)	(17,369)
VMware, Inc., Class A*	(12)	(1,017)

		(169,671)

UTILITIES — (0.2)%
Ameresco, Inc., Class A*	(982)	(10,861)

		(10,861)

TOTAL COMMON STOCK (Proceeds $3,190,136)		(3,178,405)

TOTAL SECURITES SOLD SHORT - (58.0)% (Proceeds $3,190,136)		(3,178,405)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		2,164,278

NET ASSETS - 100.0%		$5,474,705

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

10

GOTHAM ABSOLUTE FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $6,596,397)	$6,488,832
Cash	80,169
Deposits with brokers for securities sold short	2,097,670
Receivable for investments sold	473,730
Dividends and interest receivable	1,669
Receivable from Investment Adviser	1,287
Prepaid expenses and other assets	292

Total assets	9,143,649

Liabilities
Securities sold short, at value (proceeds $3,190,136)	3,178,405
Payable for investments purchased	474,099
Payable for administration and accounting fees	2,011
Payable for transfer agent fees	1,301
Payable for dividends on short sales	544
Payable for interest expense	395
Payable to custodian	333
Accrued expenses	11,856

Total liabilities	3,668,944

Net Assets	$5,474,705

Net Assets Consisted of:
Capital stock, $0.01 par value	$5,445
Paid-in capital	5,494,556
Accumulated net investment loss	(10,045)
Accumulated net realized gain from investments and securities sold short	80,583
Net unrealized appreciation (depreciation) on investments and securities sold short	(95,834)

Net Assets	$5,474,705

Institutional Class:
Net asset value, offering and redemption price per share ($5,474,705 / 544,549)	$10.05

The accompanying notes are an integral part of the financial statements.

11

GOTHAM ABSOLUTE FUND

Statement of Operations

For the Period Ended October 31, 2012*

(Unaudited)

Investment Income
Dividends	$5,042
Interest	24

Total investment income	5,066

Expenses
Advisory fees (Note 2)	9,893
Administration and accounting fees (Note 2)	9,512
Transfer agent fees (Note 2)	5,801
Registration and filing fees	5,678
Audit fees	4,358
Custodian fees (Note 2)	3,334
Prime broker interest expense	1,996
Dividend expense on shorts	1,991
Legal fees	589
Printing and shareholder reporting fees	589
Trustees’ and officers’ fees	53
Other expenses	372

Total expenses before waivers and reimbursements	44,166

Less: waivers and reimbursements (Note 2)	(29,055)

Net expenses after waivers and reimbursements	15,111

Net investment loss	(10,045)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments and securities sold short	80,583
Net change in unrealized depreciation on investments	(107,565)
Net change in unrealized appreciation on securities sold short	11,731

Net realized and unrealized loss on investments	(15,251)

Net decrease in net assets resulting from operations	$(25,296)

*The Fund commenced operations on August 31, 2012

The accompanying notes are an integral part of the financial statements.

12

GOTHAM ABSOLUTE FUND

Statements of Changes in Net Assets

For the Period Ended October 31, 2012 (Unaudited)*
Net decrease in net assets from operations:
Net investment loss	$(10,045)
Net realized gain from investments	80,583
Net change in unrealized appreciation (depreciation) on investments and securities sold short	(95,834)

Net decrease in net assets resulting from operations	(25,296)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	5,500,001

Total increase in net assets	5,474,705

Net assets
Beginning of period	—

End of period	$5,474,705

Accumulated net investment loss, end of period	$(10,045)

*	The Fund commenced operations on August 31, 2012.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM ABSOLUTE RETURN FUND

Statement of Cash Flows

October 31, 2012

(Unaudited)

Cash flows provided from (used in) operating activities:
Net decrease in net assets resulting from operations	$(25,296)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(12,341,013)
Proceeds from disposition of long-term portfolio investments	5,791,344
Purchases to cover short sales	(932,826)
Proceeds from short sales	4,156,817
Net realized gain on investments and investments sold short	(80,583)
Net change in unrealized appreciation (depreciation) on investments and investments sold short	95,834
Increase in deposits with brokers for securities sold short	(2,097,670)
Increase in receivable for securities sold	(473,730)
Increase in dividend and interest receivable	(1,669)
Increase in receivable from Investment Advisor	(1,287)
Increase in prepaid expenses and other assets	(292)
Increase in payable for investments purchased	474,099
Increase in dividend payable for short sales	544
Increase in interest expense payable	395
Increase in accrued expenses	15,501

Net cash used in operating activities	(5,419,832)

Cash flows from financing activities:

Net payment for fund share activity	5,500,001

Net cash provided by financing activities	5,500,001

Net increase in cash	80,169
Cash at beginning of period	—

Cash at end of period	$80,169

Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	$1,601

The accompanying notes are an integral part of the financial statements.

14

GOTHAM ABSOLUTE FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period Ended October 31, 2012 (unaudited)*
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.03)
Net realized and unrealized gain on investments and securities sold short	0.08	(2)

Net increase in net assets resulting from operations	0.05

Net asset value, end of period	$10.05

Total investment return(3)	0.50	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5,475
Ratio of expenses to average net assets with waivers and reimbursements	3.06	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.25	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	8.93	%(5)
Ratio of net investment income to average net assets with waivers and reimbursements	(2.03	)%(5)
Portfolio turnover rate	149.93	%(4)

*	The Fund commenced operations on August 31, 2012.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses presented on the Statement of Operations due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced investment operations on August 31, 2012. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares, Institutional Class.

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. Equity securities include common and preferred stocks. Equity-related securities include convertible bonds, convertible preferred stock, warrants and rights. There are no limits on the market capitalizations of the companies in which the Fund may invest. The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Using a proprietary methodology, securities are analyzed and ranked by the Adviser’s research team. Such analysis forms the basis of the Adviser’s proprietary database that is used to generate the portfolio. By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain the Fund’s net equity market exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 0%-70%. In addition, the Adviser expects that the Fund’s gross equity market exposure, which is the value of the Fund’s long positions plus its short positions, will not exceed 190%. It is anticipated that the Fund will frequently adjust the size of its long and short positions.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

16

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

Fund	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Gotham Absolute Return:
Investments in Securities*	$6,488,832	$6,488,832	$—	$—

Total Assets	$6,488,832	$6,488,832	$—	$—

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short*	$(3,178,405)	$(3,178,405)	$—	$—

Total Liabilities	$(3,178,405)	$(3,178,405)	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

17

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

18

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — The Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period from August 31, 2012 to October 31, 2012, Gotham Absolute Return Fund had net charges of $1,996 on borrowed securities. This amount is included in prime broker interest expense on the statement of operations. As of October 31, 2012, the Fund had securities sold short valued at $3,178,405, for which securities of $3,801,687 and cash deposits of $2,097,670 were pledged as collateral.

2. Transactions with Affiliates and Related Parties

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, Gotham is entitled to receive a monthly fee at the annual rate of 2.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 2.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

19

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of October 31, 2012, the amount of potential recovery was as follows:

Expiration April 30, 2016
$14,126

The period ended October 31, 2012, investment advisory fees accrued and waived to the Adviser were $9,893 and fees reimbursed by the Adviser were $4,233. At October 31, 2012, $1,287 was due from Adviser for reimbursement of other expenses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2012, BNY Mellon accrued administration and accounting fees totaling $9,512 and waived fees totaling $7,428.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2012, BNY Mellon accrued transfer agent fees totaling $5,801 and waived fees totaling $4,500.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For the period ended October 31, 2012, BNY Mellon accrued custodian fees totaling $3,334 and waived fees totaling $3,001.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter. For the period ended October 31, 2012, there were no underwriting commissions or sales commissions paid for the sale of Fund shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the period ended October 31, 2012 was $80. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

From August 31, 2012, commencement of operations, to October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$12,341,013	$5,791,344

20

GOTHAM ABSOLUTE RETURN FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the period from August 31, 2012, commencement of operations, through October 31, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended October 31, 2012 (Unaudited)
	Shares	Amount

Institutional Class:
Sales	544,549	$5,500,001

Net increase	544,549	$5,500,001

There is a 2.00% redemption fee that may be charged on shares redeemed within 365 days of purchase. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. For the period ended October 31, 2012, there were no redemption fees.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$6,596,397

Gross unrealized appreciation	85,964
Gross unrealized depreciation	(193,529)

Net unrealized appreciation	$(107,565)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

GOTHAM ABSOLUTE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisory Agreement

At an in-person meeting held on August 24, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and FundVantage Trust (the “Trust”) on behalf of the Gotham Absolute Return Fund (the “Fund”) (“Agreement”). In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) how the Adviser will manage the Fund, including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) the capitalization and financial condition of the adviser, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (xi) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its Form ADV for the Trustees’ review and consideration. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

Representatives from Gotham attended the meeting either in person or via teleconference and discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

The Trustees reviewed performance information for an account managed by the Adviser in a substantially similar manner as the Fund versus the proposed benchmark for the Fund, the Hedge Fund Research Inc. (HFRI) Equity Hedge Index, and the Morningstar Long/Short Equity Category.

The Adviser provided information regarding its proposed advisory fee and an analysis of its fee in relation to the delivery of services to be provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in the fees. The Trustees also reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees noted that the Fund’s proposed advisory fee and expense ratio were higher than the average advisory fee and expense ratio of the Funds in the Morningstar

22

GOTHAM ABSOLUTE FUND

Other Information (Concluded)

(Unaudited)

Long/Short Equity Category. The Trustees concluded that the advisory fee and services to be provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Gotham.

The Trustees reviewed the services to be provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and the Fund is likely to benefit from the provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs and services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s anticipated profitability. The Trustees were provided with the most recent financials for the Adviser. The Trustees considered any direct or indirect revenues which would be received by the Adviser. The Trustees noted that the level of profitability is an important factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of the Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that the fee structure for the Fund did not currently include breakpoint reductions as asset levels increased.

In voting to approve the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interest of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

23

GOTHAM ABSOLUTE FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

24

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19132

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear Lateef Fund Shareholder:

Equity markets continued their ascent in the third quarter 2012 as the S&P 500 moved toward record earnings despite headlines involving Europe’s economy, potential changes in world leadership, and the possibility of a domestic fiscal cliff. Strong third quarter performance brought the S&P 500 Total Return index up 6.35% for the third quarter and up 16.44% year to date through September 30, 2012.

Leaders and Laggards

During the quarter, we saw strong contributions from Accenture (ACN) and Suncor (SU)1. Accenture reported steady consulting and out-sourcing bookings for their August quarter, which drove their stock price performance. Suncor’s oil-sands production growth continued to meet our expectations. Additionally, the company benefited from rising oil prices.

Our laggards were Robert Half (RHI), Expeditors International (EXPD), and Hospira (HSP)2. Uneven employment growth hurt Robert Half, but we believe their focus on temporary job placement positions them well as the U.S. economy continues to improve. Slowing exports from Asia is hurting Expeditors. As with all of our companies, we will continue to monitor Expeditors’ trends and competitive position. We began buying Hospira during the second quarter and believe our thesis will start to play out in the upcoming quarters.

Fund Activity

We remain resolute that macroeconomic conditions drive short term changes in equity prices and remain interesting conversation points for market participants. However, the assessment of business valuations through a quantitative valuation methodology determined by understanding the drivers of the economics of the business, and a thorough inspection of the capital budgeting and allocation by the management team, leaves us confident in our investment analysis.

A constant questioning of our investment thesis has led to several changes in the Fund this quarter. All portfolio management decisions are made with the goal of seeking out market inefficiencies in equities that we do not own, while exploring potential changes in the future economics of businesses currently held in the Fund.

With these criteria in mind, Wynn Resorts (WYNN), Stanley Black and Decker (SWK), T. Rowe Price (TROW) and Waters Corporation (WAT) were added to the Fund during the third quarter while Rockwell Collins (COL) was sold.

[1]	As of 9/30/12 Accenture (ACN) was a 7.1% weight and Suncor (SU) was a 7.1% weight.
[2]	As of 9/30/12 Robert Half (RHI) was a 5.6% weight, Expeditors (EXPD) was a 3.8% weight and Hospira was a 4.6% weight.

1

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Wynn Resorts is an operator of luxury gaming resorts located in Las Vegas and Macau China. The company generates 75% of its cash flow from the fast-growing Macau market, where it has a majority interest in Wynn Macau and Encore Macau and is building another large property on the Cotai peninsula. The company benefits from experienced management, a well-deserved brand premium and ample cash flow to invest in its growth while returning a special dividend to shareholders on an annual basis.

Stanley Black and Decker is a domestic leader in the power-and hand-tool market. Stanley’s acquisition of Black and Decker in 2010 has been followed by an aggressive cost-cutting program that has allowed the company to grow earnings over 40% from 2007, despite weakness in home remodeling and home construction that amount to about half of their revenues. Approximately 30% of the company’s revenues are from security operations, while the remainder is in industrial manufacturing and product distribution. Management has done a masterful job of preparing this company for growth outside of the home industry as the company prepares for a reversion to the mean in the home construction cycle.

Waters Corporation is a brand and innovation leader in two market segments of health care research instrumentation. The company’s main products are high performance liquid chromatographs and mass spectrometers, which help determine the molecular make-up of liquids and masses in the food and healthcare industries. As a leader in these two product segments, the company can generate 30% of its sales in recurring revenues associated with replaceable components and service. The company’s balance sheet is buttressed by having a net cash position while the operating margins are over 28%, providing ample cash flow to grow the business.

T. Rowe Price is a financial services holding company with assets under management of ~$550 billion. They provide global investment management services through its subsidiaries to individual and institutional investors through their mutual funds and other investment portfolios including separately managed accounts, sub-advised funds and other sponsored investment funds offered to investors outside the U.S. through variable annuity life insurance plans in the U.S. The company has a strong investment track record - 75% of funds exceeded Lipper averages for 3 years, 88% outperformed for 5 years and 6% outperformed for 10 years and 83% of the funds are rated 4 and 5 stars by Morningstar. They’ve seen consistent positive net flows in 21 out of the last 23 quarters.

Rockwell Collins was sold in the Fund due to our reevaluation of its prospects for growth and profitability. New competitors in the commercial market will make the downturn in the military segment more challenging to overcome.

2

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Capital Allocation is Critical

As we assess the new purchases in the quarter, there are some common bonds in how the management of these businesses creates value through proper capital allocation.

Each of these companies has its own thesis on why and where an opportunity to buy appeared recently. All of the investments are the result of a process that is designed to exploit market inefficiencies due to investor biases, preconceived notions or lack of independent judgment. Markets are normally very efficient and an opportunity will only arise when conventional wisdom is wrong.

Our analysis of Wynn exemplifies strong capital allocation and return on incremental investment. As mentioned before, the company competes in two markets: Las Vegas and Macau. With 75% of its cash flow coming from Macau it is beholden to headlines emanating from China regarding GDP growth, government regulations and China’s turnover in governance in the near future. While domestic investors tend to have efficient market knowledge of the Las Vegas operations and use data related distinctly to that market, the brush of macroeconomic events in China paints the company’s Macau operations.

An essential aspect of the capital allocation at Wynn Resorts is the new Cotai project. Assuming a cost of capital consistent with Wynn’s Las Vegas operations, values the project as high as $62 per share on a present value basis. This is material for a stock recently trading at $100. However, the project is in Macau, a market where the recent equity premium is calculated to be 140 basis points over the United States. This is despite the fact that Macau has a surplus of government income and occasionally distributes money to its citizens rather than taxing them. In addition, their currency is tied to the U.S. dollar, so there is no currency risk on this project. Without cash flows beginning for four years, and the implications of an elevated risk premium, the net present value becomes heavily discounted. We believe four years is longer than most investors’ time horizon and thus they are not giving Wynn credit for Cotai.

Our analysis indicates that a successful management team led by Steve Wynn is calculating the risk of the Cotai project correctly. This generates a large margin of safety in our appraisal of the assets and cash flows of the company. The risk of trapped funds is not an issue because Wynn’s tax credits allow them to transfer cash from Macau to the parent company without paying tax. In addition, capital not required for the project is returned to shareholders correctly through special dividends. The opportunity to purchase an investment where the growth is defined, the capital allocation is set and the management team is legendary is reflective of our preference to determine risk through our analysis rather than through the markets. We are highly confident that the Cotai project is worth a substantial valuation in today’s net present value.

Another new holding, Stanley Black and Decker, plans on participating in a large share repurchase that we believe will be accretive economically to shareholder value. Rather than utilizing funds generated from the business; the company is in talks to sell its lowest margin and growth businesses and use the proceeds from that sale to repurchase stock in the remaining higher performance business. This behavior unites capital budgeting and capital allocation in an economical manner.

3

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Stanley’s typical capital allocation of using cash for acquisitions guided by a rigorous investment methodology and paying a dividend is consistent with a rational investment approach. Our analysis of the growth prospects in a cyclical upturn combined with its ability to extract working capital out of the business demonstrates a value far in excess of the below market multiple recently bestowed upon Stanley.

T. Rowe’s strong investment performance track record and steady 401k contributions has led to their ability to generate long-term positive net flows. They have established themselves in the important 401k niche for their plan administration and investment capabilities. While 70% of their assets under management come from retirement accounts, this is only 2% share of the U.S. retirement industry assets, which leads us to believe there is opportunity for growth. Their target date funds in the 401k space continue to be a source of asset growth as well. From a financial perspective, the company is also very well positioned with leading operating margins of 44% and incremental operating margins over 50%, $1 billion in cash and no debt on the balance sheet, a free cash flow yield of nearly 6% and return on invested capital in the low 20% range.

Waters Corporation has suffered a continuous revaluation from its perch as a defensive growth company with competitive advantages in brand recognition and innovation in its market niche. As the company’s operations have become more global, especially in emerging markets, the equity risk premium has expanded. An analysis of the risks of selling into the emerging markets begins with a customer analysis. The marketplace for Waters is made up of international food and pharmaceutical companies doing business in the emerging markets themselves. Products necessary for increasing the quality of life of the population in these countries will be less volatile than the risk profile that the market is placing on this growth.

The ability to invest in a growing industry leader because of its strength in emerging markets rather than its weakness in global markets, presented an opportunity for us to strengthen the growth prospects of the Fund while increasing our exposure to emerging markets when headlines are casting dispersions on their short term growth.

Rockwell Collins was sold during the quarter. Long term investor biases regarding the predictability of government business and durability of the commercial business have been under pressure for some time, but an anchoring of the past information was prevalent in the market’s analysis of the company’s valuation. An assessment of the risks associated with an underfunded pension, lack of government spending and new commercial competitors emboldened us to view the risk premium that the market was giving Rockwell as one that was too low. This is the case where corporate projects will earn a lower net present value in the future due to increased research and development costs spread over temporarily lower and more volatile earnings streams.

4

LATEEF FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

The Fund was up 6.95% for the quarter ended 9/30/12 versus the 6.35% for the S&P 500. In October 2012, the Fund fell 1.98% for the month and rose 16.54% year to date versus -1.85% and 14.29% for the S&P 500 respectively. The annualized, since inception (September 2007) return through 10/31/12 for the Fund was 3.47% versus the S&P 500’s 1.30%3.

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.

Sincerely,

Lateef Investment Management

[3]

For purposes of this letter, we utilize the investment returns for the Lateef Fund Institutional Class I shares (ticker: LIMIX). Discussion of particular Fund holdings is not intended as a recommendation to buy, hold or sell those securities. The Fund’s portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks. Visit www.lateef.com to see the Fund’s most recently published holdings list.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

5

LATEEF FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A Shares (without sales charge)	0.17%	14.63%	13.86%	2.11%	3.19%
Class A Shares (with sales charge)	-4.86%	8.90%	11.93%	1.06%	2.16%
Class C Shares	-0.18%	13.71%	12.99%	1.31%	2.37%
Class I Shares	0.34%	14.96%	14.14%	2.39%	3.47%
Russell 3000® Index	1.78%	14.75%	13.58%	0.59%	1.55%**
S&P 500® Index	2.16%	15.21%	13.21%	0.36%	1.30%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2012, are 1.50% and 1.24% for Class A Shares, 2.25% and 1.99% for Class C Shares and 1.25% and 0.99% for Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period September 1, 2010 through August 31, 2013, Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500® “) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

6

LATEEF FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

LATEEF FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Lateef Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,001.70	$ 6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C Shares
Actual	$1,000.00	$ 998.20	$10.02
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Class I Shares
Actual	$1,000.00	$1,003.40	$ 5.00
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of 0.17%, -0.18%, and 0.34% for Class A, Class C, and Class I Shares, respectively.

8

LATEEF FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Lodging	12.4%	$53,731,024
Commercial Services	10.8	47,017,393
Diversified Financial Services	10.1	43,835,374
Consumer, Non-cyclical	9.2	39,834,746
Media	7.3	31,682,998
Telecommunications	6.8	29,479,802
Oil & Gas	6.5	28,450,622
Software	5.1	22,255,115
Electronics	4.9	21,125,469
Banks	4.8	20,887,800
Hand/Machine Tools	4.6	19,983,417
Technology	4.6	20,141,501
Computers	4.4	18,940,617
Transportation	4.0	17,397,511
Other Assets In Excess of Liabilities	4.5	19,521,959

NET ASSETS	100.0%	$434,285,348

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

LATEEF FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%
Banks — 4.8%
Wells Fargo & Co.	620,000	$20,887,800

Commercial Services — 10.8%
MasterCard, Inc., Class A	46,700	21,525,431
Robert Half International, Inc.	948,009	25,491,962

		47,017,393

Computers — 4.4%
EMC Corp.*	775,619	18,940,617

Consumer, Non-cyclical — 9.2%
Express Scripts Holding Co.*	334,045	20,557,129
Hospira, Inc.*	628,140	19,277,617

		39,834,746

Diversified Financial Services — 10.1%
Affiliated Managers Group, Inc.*	177,116	22,405,174
T. Rowe Price Group, Inc.	330,000	21,430,200

		43,835,374

Electronics — 4.9%
Waters Corp.*	258,226	21,125,469

Hand/Machine Tools — 4.6%
Stanley Black & Decker, Inc.	288,361	19,983,417

Lodging — 12.4%
Starwood Hotels & Resorts Worldwide, Inc.	399,108	20,693,750
Wynn Resorts, Ltd.	272,900	33,037,274

		53,731,024

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 7.3%
Discovery Communications, Inc., Class A*	190,000	$11,213,800
Scripps Networks Interactive, Inc., Class A	337,108	20,469,198

		31,682,998

Oil & Gas — 6.5%
Suncor Energy, Inc.	846,241	28,450,622

Software — 5.1%
ANSYS, Inc.*	313,983	22,255,115

Technology — 4.6%
Accenture PLC, Class A (Ireland)	298,791	20,141,501

Telecommunications — 6.8%
QUALCOMM, Inc.	503,283	29,479,802

Transportation — 4.0%
Expeditors International of Washington, Inc.	475,212	17,397,511

TOTAL COMMON STOCKS (Cost $363,444,763)		414,763,389

TOTAL INVESTMENTS - 95.5% (Cost $363,444,763)		414,763,389

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		19,521,959

NET ASSETS - 100.0%		$434,285,348

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

10

LATEEF FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $363,444,763)	$414,763,389
Cash	25,716,563
Receivable for capital shares sold	420,677
Dividends and interest receivable	383,639
Prepaid expenses and other assets	72,608

Total assets	441,356,876

Liabilities
Payable for investments purchased	6,372,975
Payable for capital shares redeemed	227,276
Payable to Investment Adviser	294,489
Payable for transfer agent fees	57,063
Payable for distribution fees	38,129
Payable for administration and accounting fees	29,617
Payable to custodian	8,683
Payable for shareholder service fees	6,596
Accrued expenses	36,700

Total liabilities	7,071,528

Net Assets	$434,285,348

Net Assets Consisted of:
Capital stock, $0.01 par value	$367,101
Paid-in capital	365,094,043
Accumulated net investment loss	(876,824)
Accumulated net realized gain from investments and written options	18,382,402
Net unrealized appreciation on investments	51,318,626

Net Assets	$434,285,348

Class A:
Net asset value, offering and redemption price per share ($85,806,699 / 7,302,260)	$11.75

Maximum offering price per share (100/95 of $11.75)	$12.37

Class C:
Net asset value, offering and redemption price per share ($30,795,225 / 2,729,856)	$11.28

Class I:
Net asset value, offering and redemption price per share ($317,683,424 / 26,678,016)	$11.91

The accompanying notes are an integral part of the financial statements.

11

LATEEF FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$2,001,550
Less: foreign taxes withheld	(37,667)
Interest	8,296

Total investment income	1,972,179

Expenses
Advisory fees (Note 2)	2,058,028
Administration and accounting fees (Note 2)	156,043
Transfer agent fees (Note 2)	114,087
Distribution fees (Class C) (Note 2)	112,263
Distribution fees (Class A) (Note 2)	104,774
Shareholder services fees	37,421
Registration and filing fees	32,624
Trustees’ and officers’ fees	29,542
Printing and shareholder reporting fees	23,936
Custodian fees (Note 2)	21,885
Legal fees	15,426
Audit fees	12,923
Other expenses	20,862

Total expenses before waivers and reimbursements	2,739,814

Less: waivers and reimbursements (Note 2)	(447,909)

Net expenses after waivers and reimbursements	2,291,905

Net investment loss	(319,726)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	12,775,061
Net realized gain from written options*	447,381
Net change in unrealized depreciation on investments	(10,242,610)
Net change in unrealized depreciation on written options*	(20,557)

Net realized and unrealized gain on investments	2,959,275

Net increase in net assets resulting from operations	$2,639,549

*	The primary risk exposure is equity price risk (See Note 1).

The accompanying notes are an integral part of the financial statements.

12

LATEEF FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase in net assets from operations:
Net investment loss	$(319,726)	$(1,060,922)
Net realized gain from investments and written options	13,222,442	31,131,891
Net change in unrealized appreciation/(depreciation) from investments and written options	(10,263,167)	8,605,374

Net increase in net assets resulting from operations:	2,639,549	38,676,343

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	36,030,915	103,005,662

Total increase in net assets	38,670,464	141,682,005

Net assets
Beginning of period	395,614,884	253,932,879

End of period	$434,285,348	$395,614,884

Accumulated net investment loss, end of period	$(876,824)	$(557,098)

The accompanying notes are an integral part of the financial statements.

13

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009		For the Period September 6, 2007* to April 30, 2008
Per Share Operating Performance
Net asset value, beginning of period	$11.73		$10.76		$9.07		$6.91		$9.36		$10.00
Net investment loss	(0.02	)(1)	(0.05	)(1)	(0.04	)(1)	(0.05	)(1)	(0.08	)(1)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.04	(1)	1.02	(1)	1.73	(1)	2.21	(1)	(2.37	)(1)	(0.63)

Net increase/(decrease) in net assets resulting from operations	0.02		0.97		1.69		2.16		(2.45)		(0.64)

Dividends and distributions to shareholders from:
Tax return of capital	—		—		—		—		—		—	(2)

Net asset value, end of period	$11.75		$11.73		$10.76		$9.07		$6.91		$9.36

Total investment return(3)	0.17%		9.02%		18.63%		31.26%		(26.18)%		(6.37)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$85,807		$82,128		$68,230		$46,570		$34,955		$46,944
Ratio of expenses to average net assets	1.24	%(4)	1.24%		1.30%		1.76%		2.06%		2.05	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.46	%(4)	1.50%		1.59%		1.93%		—%		—%
Ratio of net investment loss to average net assets	(0.28	)%(4)	(0.44)%		(0.38)%		(0.60)%		(1.02)%		(0.23	)%(4)
Portfolio turnover rate	24.43	%(6)	35.98%		31.77%		17.64%		51.89%		16.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009		For the Period September 6, 2007* to April 30, 2008
Per Share Operating Performance
Net asset value, beginning of period	$11.30		$10.45		$8.87		$6.81		$9.31		$10.00
Net investment loss.	(0.06	)(1)	(0.12	)(1)	(0.10	)(1)	(0.11	)(1)	(0.13	)(1)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.04	(1)	0.97	(1)	1.68	(1)	2.17	(1)	(2.37	)(1)	(0.63)

Net increase/(decrease) in net assets resulting from operations	(0.02)		0.85		1.58		2.06		(2.50)		(0.69)

Dividends and distributions to shareholders from:
Tax return of capital	—		—		—		—		—		—	(2

Net asset value, end of period	$11.28		$11.30		$10.45		$8.87		$6.81		$9.31

Total investment return(3)	(0.18%)		8.13%		17.81%		30.25%		(26.85)%		(6.90)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$30,795		$30,363		$28,086		$26,081		$18,042		$27,167
Ratio of expenses to average net assets	1.99	%(4)	1.99%		2.05%		2.51%		2.81%		2.80	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.21	%(4)	2.25%		2.34%		2.68%		—%		—%
Ratio of net investment loss to average net assets	(1.03	)%(4)	(1.19)%		(1.13)%		(1.35)%		(1.77)%		(0.98	)%(4)
Portfolio turnover rate	24.43	%(6)	35.98%		31.77%		17.64%		51.89%		16.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011		For the Year Ended April 30, 2010		For the Year Ended April 30, 2009		For the Period September 6, 2007* to April 30, 2008
Per Share Operating Performance
Net asset value, beginning of period	$11.87		$10.87		$9.13		$6.94		$9.37		$10.00
Net investment loss	—	(1)(2)	(0.02	)(2)	(0.01	)(2)	(0.03	)(2)	(0.06	)(2)	—	(1)
Net realized and unrealized gain/(loss) on investments	0.04	(2)	1.02	(2)	1.75	(2)	2.22	(2)	(2.37	)(2)	(0.62)

Net increase/(decrease) in net assets resulting from operations	0.04		1.00		1.74		2.19		(2.43)		(0.62)

Dividends and distributions to shareholders from:
Tax return of capital	—		—		—		—		—		(0.01)

Net asset value, end of period	$11.91		$11.87		$10.87		$9.13		$6.94		$9.37

Total investment return(3)	0.34%		9.20%		19.06%		31.56%		(25.93)%		(6.23)%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$317,683		$283,124		$157,616		$74,896		$21,508		$26,556
Ratio of expenses to average net assets	0.99	%(4)	0.99%		1.05%		1.48%		1.81%		1.80	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.21	%(4)	1.25%		1.34%		1.68%		—%		—%
Ratio of net investment income/(loss) to average net assets	(0.03	)%(4)	(0.19)%		(0.13)%		(0.35)%		(0.77)%		—	%(4)
Portfolio turnover rate	24.43	%(6)	35.98%		31.77%		17.64%		51.89%		16.00	%(6)

*	Commencement of operations.
(1)	Amount is less than $0.01 per share.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

LATEEF FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

17

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$414,763,389	$414,763,389	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

18

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Options — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity

19

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

The Fund had transactions in written options for the six months ended October 31, 2012 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2012	1,908	$449,857
Call Options Written	1,900	373,634
Call Options Expired	(1,897)	(447,381)
Call Options Exercised	(1,911)	(376,110)

Outstanding, October 31, 2012	—	$—

2. Transactions with Affiliates and Related Parties

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. For the period September 1, 2010 through August 31, 2013, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

20

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of October 31, 2012, investment advisory fees payable to the Adviser were $294,489. For the six months ended October 31, 2012, the Adviser waived fees of $447,909.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, the Underwriter received $4,256 in underwriter commissions and $60,428 in sales commissions for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $24,699. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

21

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$127,709,784	$92,563,567

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	1,283,408	$14,619,041	3,394,022	$35,613,511
Redemption Fees*	—	491	—	17,699
Redemptions	(983,221)	(11,280,679)	(2,731,147)	(27,648,148)

Net Increase	300,187	$3,338,853	662,875	$7,983,062

Class C Shares
Sales	255,087	$2,806,787	567,624	$5,693,966
Redemption Fees*	—	176	—	7,373
Redemptions	(211,426)	(2,314,514)	(569,390)	(5,682,152)

Net Increase/(Decrease)	43,661	$492,449	(1,766)	$19,187

Class I Shares
Sales	6,542,542	$75,863,434	16,190,394	$168,629,849
Redemption Fees*	—	1,735	—	63,619
Redemptions	(3,714,117)	(43,665,556)	(6,847,158)	(73,690,055)

Net Increase	2,828,425	$32,199,613	9,343,236	$95,003,413

* There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

22

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$—	$5,159,959	$61,581,793

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$363,444,763

Gross unrealized appreciation	60,217,183
Gross unrealized depreciation	(8,898,557)

Net unrealized appreciation	$51,318,626

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Fund had late year ordinary loss deferrals of $557,098.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment

23

LATEEF FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2012 the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

LATEEF FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

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Investment Adviser

Lateef Investment Management, L.P.

300 Drakes Landing Road

Suite 100

Greenbrae, CA 94904

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LATEEF FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund.

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data

October 31, 2012 (Unaudited)

Credit Quality as of October 31, 2012 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•    Top-down macroeconomic analysis of interest rate trends

•    Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•     As of October 31, 2012, AMG manages $1.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.7 billion in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Securities Fund

Performance Data (Concluded)

October 31, 2012 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	2.84%	7.78%	5.66%	4.95%	4.17%
Barclays Capital Hawaii Municipal Bond Index	2.98%	8.13%	6.10%	6.01%	5.02%

*Not	Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2012, are 0.35% and 0.15%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2013. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the six months ended October 31, 2012 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

2

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data

October 31, 2012 (Unaudited)

Credit Quality as of October 31, 2012 (as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the fund, and not the fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Fund seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•    Top-down macroeconomic analysis of interest rate trends

•    Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (AMG)

•     As of October 31, 2012, AMG manages $1.2 billion in mutual fund assets. In addition, AMG personnel also manage approximately $1.7 billion in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Semi-Annual Report

Pacific Capital Tax-Free Short Intermediate Securities Fund

Performance Data (Concluded)

October 31, 2012 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y Shares	0.71%	2.31%	1.82%	2.53%	2.37%
Barclays Capital Hawaii 3-Year Municipal Bond Index	0.58%	2.01%	2.29%	3.74%	3.17%

*Not	Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

The Fund’s total annual gross and net operating expense ratio for Class Y Shares, as disclosed in the Fund’s prospectus dated September 1, 2012, are 0.51% and 0.31%, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has contractually agreed to waive its Advisory fees until August 31, 2013. The waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust. Additional information pertaining to the Fund’s expense ratio for the six months ended October 31, 2012 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of Advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2012 and held for the entire period through October 31, 2012.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

		Beginning Account Value 05/01/12	Ending Account Value 10/31/12	Expenses Paid During Period* 05/01/12-10/31/12	Expense Ratio During Period** 05/01/12-10/31/12
Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,028.40	$0.56	0.11%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.65	0.56	0.11%
Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,007.10	$1.47	0.29%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,023.74	1.48	0.29%

*

Expenses are equal to the average account value times a Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (184) divided by the number of days in the fiscal year (365). The Funds’ ending account values on the first line in each table are based on the actual six month total returns of 2.84% for the Pacific Capital Tax-Free Securities Fund and 0.71% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 97.5%
Arizona — 2.2%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,192,800

California — 1.5%
Foothill-Eastern Transportation Corridor Agency, CAB, Senior Lein, Series A, ETM, 0.00%, 01/01/25	2,000,000	1,507,360
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,503,100

		4,010,460

District of Columbia — 1.6%
District of Columbia, Income Tax Revenue, Series A, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,590,000	4,317,621

Florida — 1.2%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	2,800,000	3,267,012

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 2.7%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	385,000	399,926
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	6,315,000	6,987,800

		7,387,726

Hawaii — 72.0%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	397,284
County of Kauai GO, Series A, Callable 8/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,077,260
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,325,071
Hawaii County GO, Series A, 5.60%, 05/01/13, (NATL-RE, FGIC Insured)	605,000	620,954
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,975,077
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	638,732

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	2,000,647
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,714,704
Hawaii Housing Finance & Development Corp, Multi-Family Housing, HSG-Kuhio Park Terrace, Series B, Callable 04/01/2013 at 100, 1.25%, 10/01/13, (FHLMC Insured)	1,000,000	1,003,200
Hawaii Housing Finance & Development Corp. Multi-Family Housing, HSG-Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,507,817
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,970,000	4,208,082
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,200,000	1,429,920

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,009,880
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,347,500
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 11/30/12 at 101, 5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	3,033,840
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 11/30/12 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,520
Hawaii State Department of Budget & Finance, Special Purpose Revenue, HSG-Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,240,000	1,346,925
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	505,870

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	552,265
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	883,740
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,435,000	1,498,886
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,334,400
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	916,309
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/23, (NATL-RE Insured)	425,000	442,514
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,069,610
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,668,592
Hawaii State GO, Series DG, Callable 07/01/15 @ 100, 5.00%, 07/01/16, (AMBAC Insured)	1,000,000	1,117,990

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,123,730
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	1,000,000	1,181,920
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	875,000	1,026,296
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,741,240
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,535,680
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	5,000,000	6,003,400
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,660,000	1,862,935
Hawaii State GO, Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/23	2,000,000	2,481,760
Hawaii State GO, Series DQ, ETM, 5.00%, 06/01/14	465,000	499,024
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,699,050
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,223,285
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,748,350

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	4,000,000	4,832,400
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,613,470
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	5,000,000	6,095,050
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,000,000	1,199,090
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,521,520
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,230,130
Hawaii State Harbor System Revenue, Series B, AMT, Callable 11/30/12 at 100, 5.50%, 07/01/19, (AMBAC Insured)	1,500,000	1,503,375
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,237,420
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,631,755
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,346,811

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/31	3,025,000	3,588,618
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,072,910
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,641,510
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,175,200
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,000,000	3,671,490

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 4.50%, 07/01/28	1,500,000	1,747,500
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,479,218
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,492,184
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	6,041,000
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,934,812
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,666,400

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,312,919
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,000,000	5,503,350
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,399,134
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,191,400
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, (FGIC-TCRS Insured)	850,000	869,074
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	5,000,000	5,348,500
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	5,000,000	5,326,450
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, (FGIC-TCRS Insured)	2,345,000	2,398,020

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,214,120
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,115,000	4,541,808
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,932,950
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	1,000,000	1,121,490
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,496,239
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100, 5.00%, 07/01/32	1,000,000	1,194,310

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution-A, Callable 07/01/22 at 100, 5.00%, 07/01/37	1,000,000	1,163,810
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,177,066
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,233,460
Maui County GO, Series A, Callable 07/01/17 at 100, 4.25%, 07/01/25, (AGM Insured)	500,000	538,900
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,109,850
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,351,221
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,582,166
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured) .	470,000	534,343
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,153,520

		199,174,222

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Illinois — 2.4%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,177,500
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,506,081

		6,683,581

Massachusetts — 2.0%
Commonwealth of Massachusetts Refunding, GO, Series B, 5.25%, 09/01/21, (AGM Insured)	2,000,000	2,579,340
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,986,625

		5,565,965

Michigan — 0.7%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,897,545

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	368,034

North Carolina — 0.3%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	945,578

Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,257,660

Puerto Rico — 0.6%
Puerto Rico Electric Power Authority Revenue, Series NN, Prerefunded 07/01/13 at 100, 5.13%, 07/01/29	1,530,000	1,579,235

Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue, ETM, 0.00%, 06/01/21	2,955,000	2,512,784

Texas — 4.7%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100, 4.00%, 09/01/30	2,860,000	3,075,558

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100, 4.50%, 02/15/27	2,765,000	3,136,284
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,879,898
Harris County GO, Series C, Prerefunded 10/01/18 at 100, 5.75%, 10/01/23	1,000,000	1,282,970
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,196,100
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,415,260

		12,986,070

Washington — 4.1%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee) .	3,000,000	3,387,870
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,225,820

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100, 4.50%, 08/01/31	5,000,000	5,679,600

		11,293,290

TOTAL MUNICIPAL BONDS (Cost $250,021,327) .		269,439,583

MUNICIPAL COMMERCIAL PAPER — 0.4%
Honolulu City & County GO, 0.19% 11/06/12	1,000,000	1,000,002

TOTAL MUNICIPAL COMMERCIAL PAPER (Cost $1,000,000)		1,000,002

	Shares
REGISTERED INVESTMENT COMPANY — 4.5%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	12,552,255	12,552,255

TOTAL REGISTERED INVESTMENT COMPANY (Cost $12,552,255)		12,552,255

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

Value ($ )
TOTAL INVESTMENTS - 102.4% (Cost $263,573,582)	$282,991,840
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(6,537,899)

NET ASSETS - 100.0%	$276,453,941

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2012.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax

BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
HSG	Housing
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
TCRS	Transferable Custodial Receipts

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 97.6%
Arizona — 1.0%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	509,995

Colorado — 1.9%
Colorado Health Facilities Authority Revenue, Catholic Health, Series A, 4.00%, 02/01/16	850,000	935,348

Georgia — 2.4%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,211,550

Guam — 3.0%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,510,150

Hawaii — 65.3%
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	323,591
County of Maui GO, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	500,000	549,800
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	439,352
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	441,600
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	518,470

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	554,959
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,077,590
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,044,520
Hawaii State GO, Series CY, 5.75%, 02/01/13, (AGM Insured)	1,500,000	1,519,905
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,051,622
Hawaii State GO, Series DG, 5.00%, 07/01/13, (AMBAC Insured)	2,100,000	2,165,856
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	1,250,000	1,397,488
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,021,660
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,236,702
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,187,720
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	543,920

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	615,010
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	365,011
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,162,040
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, (AGM Insured)	1,055,000	1,071,669
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	565,000	577,283
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	575,000	588,662
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	399,139

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	500,000	632,105
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	561,375
Honolulu City & County GO, Series A, Unrefunded Balance, 5.75%, 04/01/13, (FGIC-TCRS Insured)	1,000,000	1,022,610
Honolulu City & County GO, Series B, 5.50%, 07/01/13, (FSA Insured)	1,000,000	1,034,770
Honolulu City & County GO, Series B, Unrefunded Balance, 5.00%, 10/01/13	585,000	610,336
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	724,756
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	628,720
Honolulu City & County GO, Series B, 5.00%, 11/01/21	500,000	632,240
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,235,977
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	806,746

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	599,382
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	279,050
Honolulu City & County Waste Water System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,237,310
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	255,000	285,981
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	512,340
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	624,880
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	586,915

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	594,468

		32,463,530

Indiana — 2.1%
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100, 5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	538,520
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 07/15/13 at 100, 5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	517,190

		1,055,710

Iowa — 1.0%
University of Iowa Facilities Corp. GO, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	497,897

Michigan — 1.5%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	750,000

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
North Carolina — 2.2%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,073,990

Ohio — 5.2%
Ohio State GO, Prerefunded 06/15/13 at 100, 5.00%, 06/15/16	1,000,000	1,029,110
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,557,345

		2,586,455

Oklahoma — 1.1%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	518,122

Puerto Rico — 2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, (NATL-RE, IBC, Commonwealth Guaranteed Insured)	1,200,000	1,247,040

Texas — 3.4%
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,259,140

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	447,746

		1,706,886

Washington — 2.6%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,270,340

Wisconsin — 2.4%
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	755,000	822,678
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	369,998

		1,192,676

TOTAL MUNICIPAL BONDS (Cost $47,322,164)		48,529,689

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 3.6%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	1,788,065	1,788,065

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,788,065)		1,788,065

TOTAL INVESTMENTS - 101.2% (Cost $49,110,229)		50,317,754
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)% .		(586,855)

NET ASSETS - 100.0%		$49,730,899

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2012.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Service Authority
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value (Cost $263,573,582 and $49,110,229, respectively)	$282,991,840	$50,317,754
Receivable for capital shares sold	1,039,948	132,862
Dividends and interest receivable	3,328,455	588,445
Prepaid expenses and other assets.	26,021	4,938

Total assets	287,386,264	51,043,999

Liabilities
Payable for investments purchased	10,663,650	1,262,445
Payable for distributions to shareholders	126,066	11,880
Payable for capital shares redeemed	82,524	255
Payable for administration and accounting fees	16,815	9,384
Payable for transfer agent fees	7,975	7,927
Payable to custodian	4,668	3,485
Accrued expenses	30,625	17,724

Total liabilities	10,932,323	1,313,100

Net Assets	$276,453,941	$49,730,899

Net Assets Consist of:
Capital stock, $0.01 par value	$262,766	$48,218
Paid-in capital	257,081,188	49,202,216
Undistributed net investment income.	59,572	7,179
Accumulated net realized loss from investments	(367,843)	(734,239)
Net unrealized appreciation on investments.	19,418,258	1,207,525

Net Assets	$276,453,941	$49,730,899

Class Y:
Outstanding shares.	26,276,583	4,821,846

Net asset value, offering and redemption price per share	$10.52	$10.31

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment Income
Interest	$4,582,171	$502,066
Dividends	7	2

Total investment income.	4,582,178	502,068

Expenses
Advisory fees (Note 2)	261,168	49,898
Administration and accounting fees (Note 2)	44,677	24,606
Trustees’ and officers’ fees (Note 2)	22,407	4,699
Legal fees	14,947	3,054
Printing and shareholder reporting fees	13,403	2,776
Audit fees	12,098	12,098
Transfer agent fees (Note 2)	11,579	11,536
Custodian fees (Note 2)	11,067	8,542
Registration and filing fees	1,877	190
Other expenses	14,846	4,121

Total expenses before waivers and reimbursements	408,069	121,520

Less: waivers and reimbursements (Note 2)	(261,168)	(49,898)

Net expenses after waivers and reimbursements	146,901	71,622

Net investment income.	4,435,277	430,446

Net realized and unrealized gain from investments:
Net realized gain from investments	13,276	4,805
Net change in unrealized appreciation (depreciation) on investments	2,846,254	(57,948)

Net realized and unrealized gain (loss) on investments	2,859,530	(53,143)

Net increase in net assets resulting from operations	$7,294,807	$377,303

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Increase (Decrease) in net assets from operations:
Net investment income	$4,435,277	$8,607,695
Net realized gain from investments	13,276	1,998,565
Net change in unrealized appreciation from investments	2,846,254	9,514,637

Net increase in net assets resulting from operations	7,294,807	20,120,897

Less Dividends and Distributions to Shareholders:
Distributions to Class Y Shareholders:
From net investment income	(4,552,436)	(8,607,695)

Net decrease in net assets from dividends and distributions to shareholders	(4,552,436)	(8,607,695)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	22,421,245	30,294,932

Total increase in net assets	25,163,616	41,808,134

Net assets
Beginning of period	251,290,325	209,482,191

End of period	$276,453,941	$251,290,325

Undistributed net investment income, end of period	$59,572	$176,731

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2012 (Unaudited)	Year Ended April 30, 2012
Increase (Decrease) in net assets from operations:
Net investment income	$430,446	$1,048,096
Net realized gain from investments	4,805	124,627
Net change in unrealized appreciation (depreciation) from investments	(57,948)	167,852

Net increase in net assets resulting from operations	377,303	1,340,575

Less Dividends and Distributions to Shareholders:
Distributions to Class Y Shareholders:
From net investment income	(444,564)	(1,048,096)

Net decrease in net assets from dividends and distributions to shareholders	(444,564)	(1,048,096)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(2,643,465)	(5,681,927)

Total decrease in net assets	(2,710,726)	(5,389,448)

Net assets
Beginning of period	52,441,625	57,831,073

End of period	$49,730,899	$52,441,625

Undistributed net investment income, end of period	$7,179	$21,297

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010	For the Year Ended July 31, 2009	For the Year Ended July 31, 2008	For the Year Ended July 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$10.41		$9.92	$10.16		$9.97	$9.94	$10.09	$10.15

Net investment income	0.17		0.38	0.34		0.37	0.41	0.44	0.43
Net realized and unrealized gain (loss) from investments	0.12		0.49	(0.25)		0.20	0.04	(0.14)	(0.05)

Net increase in net assets resulting from operations	0.29		0.87	0.09		0.57	0.45	0.30	0.38

Dividends to shareholders from:
Net investment income	(0.18)		(0.38)	(0.33)		(0.38)	(0.41)	(0.44)	(0.43)
Net realized gains	—		—	—		—	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$10.52		$10.41	$9.92		$10.16	$9.97	$9.94	$10.09

Total investment return(a)	2.84%		8.92%	0.89	%(b)	5.77%	4.75%	3.02%	3.81%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$276,454		$251,290	$209,482		$270,644	$233,348	$254,182	$282,671
Ratio of expenses to average net assets	0.11	%*	0.15%	0.13	%*	0.71%	0.76%	0.70%	0.68%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.31	%*	0.35%	0.33	%*	0.87%	0.91%	0.85%	0.83%
Ratio of net investment income to average net assets	3.40	%*	3.71%	4.49	%(b)*	3.80%	4.21%	4.36%	4.25%
Portfolio turnover rate	5.14	%**	29.36%	12.26	%**	12.10%	23.69%	30.61%	19.29%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total return for the Fund would have been 4.08% and 0.59%, respectively.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for each Class Y Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Class Y	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Nine Months Ended April 30, 2011†		For the Year Ended July 31, 2010	For the Year Ended July 31, 2009	For the Year Ended July 31, 2008	For the Year Ended July 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$10.33		$10.28	$10.39		$10.32	$10.20	$10.08	$10.11

Net investment income	0.09		0.19	0.16		0.15	0.26	0.33	0.34
Net realized and unrealized gain (loss) from investments	(0.02)		0.05	(0.11)		0.06	0.12	0.12	(0.03)

Net increase in net assets resulting from operations	0.07		0.24	0.05		0.21	0.38	0.45	0.31

Dividends to shareholders from:
Net investment income	(0.09)		(0.19)	(0.16)		(0.14)	(0.26)	(0.33)	(0.34)

Net asset value, end of period	$10.31		$10.33	$10.28		$10.39	$10.32	$10.20	$10.08

Total investment return(a)	0.71%		2.37%	0.45	%(b)	2.10%	3.80%	4.55%	3.08%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$49,731		$52,442	$57,831		$68,291	$61,113	$47,552	$50,835
Ratio of expenses to average net assets	0.29	%*	0.30%	0.30	%*	0.77%	0.81%	0.77%	0.74%
Ratio of expenses to average net assets without waivers and expense reimbursements(c)	0.49	%*	0.50%	0.50	%*	0.88%	0.91%	0.87%	0.83%
Ratio of net investment income to average net assets	1.73	%*	1.86%	2.06	%(b)*	1.46%	2.47%	3.27%	3.33%
Portfolio turnover rate	14.22	%**	40.55%	13.20	%**	22.81%	40.33%	39.29%	68.09%

†	The Fund changed its fiscal year end to April 30.
(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(b)

During the period, the Fund received a distribution from a ‘fair fund’ established by the Securities and Exchange Commission in connection with a consent order against BISYS Fund Services, Inc. Had this settlement not occurred, the ratio of net investment income to average net assets and total return for the Fund would have been 1.86% and 0.35%, respectively.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

27

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$269,439,583	$—	$269,439,583	$—
Municipal Commercial Paper	1,000,002	—	1,000,002	—
Registered Investment Company	12,552,255	12,552,255	—	—

Total	$282,991,840	$12,552,255	$270,439,585	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$48,529,689	$—	$48,529,689	$—
Registered Investment Company	1,788,065	1,788,065	—	—

Total	$50,317,754	$1,788,065	$48,529,689	$—

28

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

29

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its entire advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Fee rates for the period May 1, 2012 through October 31, 2012, were as follows:

	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a minimum monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2012, was $16,495 for the Pacific Capital Tax-Free Securities Fund and $3,259 for the Pacific Capital Tax-Free Short Intermediate Securities Fund. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Funds during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Funds or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$35,126,083	$13,055,000
Pacific Capital Tax-Free Short Intermediate Securities Fund	6,839,006	8,498,595

4. Capital Share Transactions

For the six months ended October 31, 2012, and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For The Six Months Ended October 31, 2012 (Unaudited)		For The Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	3,981,302	$41,775,884	13,409,241	$136,479,895
Reinvestments	6,970	73,109	14,048	143,451
Redemptions	(1,855,982)	(19,427,748)	(10,385,569)	(106,328,414)

Net Increase	2,132,290	$22,421,245	3,037,720	$30,294,932

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

	For The Six Months Ended October 31, 2012 (Unaudited)		For The Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	810,293	$8,363,487	4,046,402	$41,674,832
Reinvestments	1,022	10,547	2,257	23,271
Redemptions	(1,067,907)	(11,017,499)	(4,594,056)	(47,380,030)

Net Decrease	(256,592)	$(2,643,465)	(545,397)	$(5,681,927)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the fiscal year ended April 30, 2012, were as follows:

	Net Investment Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$218,787	$—	$218,787	$8,359,174	$8,577,961
Pacific Capital Tax-Free Short Intermediate Securities Fund	3,913	—	3,913	1,042,573	1,046,486

*	Distributions will not tie to Statement of Changes because distributions are recognized when actually paid for tax purposes.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of April 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Distributions Payable	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ Deficit
Pacific Capital Tax-Free Securities Fund	$298,931	$(122,200)	$(381,119)	$16,572,004	$16,367,616
Pacific Capital Tax-Free Short Intermediate Securities Fund	34,402	(13,105)	(739,044)	1,265,473	547,726

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of October 31, 2012 is as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$263,573,582	$19,423,550	$(5,292)	$19,418,258
Pacific Capital Tax-Free Short Intermediate Securities Fund	49,110,229	1,213,915	(6,390)	1,207,525
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

As of April 30, 2012, the Funds had pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires April 30,
	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)
Pacific Capital Tax-Free Securities Fund	—	—	—	381,119	—
Pacific Capital Tax-Free Short Intermediate Securities Fund	581,806	49,093	15,122	75,378	17,645

6. Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued, and has determined that there were no following subsequent events requiring recognition or disclosure in the financial statements.

34

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

35

Investment Adviser

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

of FundVantage Trust Pacific Capital Tax-Free Securities Fund Pacific Capital Tax-Free Short Intermediate Securities Fund SEMI-ANNUAL REPORT October 31, 2012 (Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds.

PEMBERWICK FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Pemberwick Fund	1.54%	3.47%	1.72%
Barclays 1-3 Year Government/Credit Index	0.21%	1.15%	1.69%

†	Not Annualized

*

The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010. Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual operating expense ratio, as stated in the current prospectus dated September 1, 2012, is 0.80% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period February 1, 2010 (commencement of operations) through June 14, 2010, Pemberwick waived 30 basis points. Since June 15, 2010, Pemberwick has voluntarily agreed to waive 35 basis points. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver can be discontinued at any time at the discretion of Pemberwick.

The Fund intends to evaluate performance as compared to that of the Barclays 1-3 Year Government/Credit Index. The Barclays 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few issuers or sectors. The Fund could fluctuate in value more than a diversified fund.

1

PEMBERWICK FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2012, through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

PEMBERWICK FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Pemberwick Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,015.40	$2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.89	2.35

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 0.46% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year since inception (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six-months total return for the Fund of 1.54%.

3

PEMBERWICK FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	53.5%	$67,155,372
U.S. Treasury Obligations	22.5	28,220,973
U.S. Government Agency Obligations	14.1	17,785,777
Collateralized Mortgage Obligations	3.6	4,476,289
Government Bonds	0.0	42,234
Other Assets In Excess of Liabilities	6.3	7,919,887

NET ASSETS	100.0%	$125,600,532

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PEMBERWICK FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 53.5%
Basic Materials — 0.1%
Nucor Corp. 5.00%, 12/01/2012	$15,000	$15,046
Praxair, Inc. 1.75%, 11/15/2012	40,000	40,016

		55,062

Communications — 0.2%
BellSouth Corp. 5.20%, 09/15/2014	90,000	97,580
Cellco Partnership/Verizon Wireless Capital, LLC 5.55%, 02/01/2014	75,000	79,517
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	31,530
eBay, Inc. 1.63%, 10/15/2015	35,000	36,051
Verizon Communications, Inc. 4.35%, 02/15/2013	55,000	55,614

		300,292

Consumer, Cyclical — 0.1%
Target Corp. 4.00%, 06/15/2013	45,000	45,929
Wal-Mart Stores, Inc. 4.55%, 05/01/2013	40,000	40,826
Wal-Mart Stores, Inc. 7.25%, 06/01/2013	15,000	15,574
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	26,056

		128,385

Consumer, Non-cyclical — 0.2%
Abbott Laboratories 2.70%, 05/27/2015	15,000	15,856
Baxter International, Inc. 1.80%, 03/15/2013	10,000	10,054

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Bottling Group, LLC 4.63%, 11/15/2012	$10,000	$10,012
Bottling Group, LLC 6.95%, 03/15/2014	45,000	48,932
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,992
Pepsico, Inc. 3.75%, 03/01/2014	65,000	67,904
Procter & Gamble Co. (The) 4.95%, 08/15/2014	55,000	59,469

		248,219

Energy — 0.1%
BP Capital Markets PLC 5.25%, 11/07/2013	45,000	47,188
ConocoPhillips Australia Funding Co. 5.50%, 04/15/2013	50,000	51,106
Shell International Finance BV 1.88%, 03/25/2013	5,000	5,032
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,501
Shell International Finance BV 3.10%, 06/28/2015	50,000	53,407

		167,234

Financial — 52.0%
Allstate Life Global Funding Trusts 5.38%, 04/30/2013	50,000	51,234
American Express Credit Corp. 2.80%, 09/19/2016	100,000	106,584

The accompanying notes are an integral part of the financial statements.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 0.72%, 09/15/2014 (a)	$2,000,000	$1,980,302
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,641
Bank of America Corp. 6.50%, 08/01/2016	230,000	267,731
Bank of America Corp. 0.76%, 08/15/2016 (a)	1,000,000	940,662
Bank of America NA 0.67%, 06/15/2016 (a)	2,000,000	1,906,746
Bank of New York Mellon Corp. (The) 4.95%, 11/01/2012	25,000	25,000
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	79,332
Bank of New York Mellon Corp. (The) 0.70%, 10/23/2015	29,000	29,029
Barclays Bank PLC 5.20%, 07/10/2014	100,000	106,963
BB&T Corp. 3.20%, 03/15/2016	15,000	16,067
Berkshire Hathaway Finance Corp. 4.60%, 05/15/2013	85,000	86,958
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	96,833
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,911
Blackrock, Inc. 3.50%, 12/10/2014	40,000	42,474

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Branch Banking & Trust Co. 4.88%, 01/15/2013	$100,000	$100,836
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	16,080
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	21,206
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	61,563
Charles Schwab Corp. (The) 4.95%, 06/01/2014	20,000	21,343
Citigroup, Inc. 6.50%, 08/19/2013	200,000	209,184
Citigroup, Inc. 6.00%, 12/13/2013	100,000	105,654
Citigroup, Inc. 0.53%, 03/07/2014 (a)	2,000,000	1,986,986
Citigroup, Inc. 0.72%, 11/05/2014 (a)	2,525,000	2,500,305
Citigroup, Inc. 6.01%, 01/15/2015	50,000	55,073
CME Group, Inc. 5.40%, 08/01/2013	20,000	20,749
CME Group, Inc. 5.75%, 02/15/2014	40,000	42,612
Credit Suisse 5.50%, 05/01/2014	125,000	133,331
Credit Suisse USA, Inc. 5.13%, 08/15/2015	100,000	110,995
Deutsche Bank AG London 4.88%, 05/20/2013	140,000	143,387

The accompanying notes are an integral part of the financial statements.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 5.45%, 01/15/2013	$375,000	$378,736
General Electric Capital Corp. 0.50%, 03/20/2013 (a)	4,000,000	3,998,232
General Electric Capital Corp. 0.51%, 06/20/2013 (a)	2,000,000	2,000,420
General Electric Capital Corp. 1.37%, 09/23/2013 (a)	406,000	409,475
General Electric Capital Corp. 0.50%, 12/17/2013 (a)	1,400,000	1,381,671
General Electric Capital Corp. 0.50%, 12/20/2013 (a)	1,575,000	1,574,690
General Electric Capital Corp. 0.51%, 03/20/2014 (a)	4,500,000	4,491,558
General Electric Capital Corp. 5.65%, 06/09/2014	35,000	37,713
General Electric Capital Corp. 0.54%, 09/15/2014 (a)	1,400,000	1,392,607
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	21,237
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	120,521

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 2.25%, 11/09/2015	$127,000	$131,563
General Electric Capital Corp. 7.13%, 12/15/2049 (a)	1,000,000	1,148,671
Goldman Sachs Group, Inc. (The) 4.75%, 07/15/2013	45,000	46,244
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/2013	30,000	31,282
Goldman Sachs Group, Inc. (The) 1.44%, 02/07/2014 (a)	1,000,000	1,004,062
Goldman Sachs Group, Inc. (The) 0.84%, 01/12/2015 (a)	3,400,000	3,358,962
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/2015	100,000	107,918
Goldman Sachs Group, Inc. (The) 0.72%, 07/22/2015 (a)	400,000	392,262
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	94,832
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	74,157
Hartford Life Global Funding Trusts 0.57%, 06/16/2014 (a)	700,000	689,784
HSBC Finance Corp. 0.59%, 01/15/2014 (a)	5,000,000	4,978,615

The accompanying notes are an integral part of the financial statements.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
HSBC Finance Corp. 0.85%, 06/01/2016 (a)	$2,000,000	$1,926,020
HSBC Holdings PLC 5.25%, 12/12/2012	225,000	226,106
John Deere Capital Corp. 4.95%, 12/17/2012	15,000	15,083
John Deere Capital Corp. 4.90%, 09/09/2013	50,000	51,944
Morgan Stanley 0.65%, 01/09/2014 (a)	1,000,000	991,492
Morgan Stanley 4.20%, 11/20/2014	250,000	260,947
Morgan Stanley 0.82%, 10/15/2015 (a)	2,000,000	1,929,620
Morgan Stanley 0.77%, 10/18/2016 (a)	2,500,000	2,370,755
National City Bank 0.74%, 12/15/2016 (a)	4,000,000	3,915,784
Northern Trust Corp. 5.50%, 08/15/2013	75,000	78,025
PACCAR Financial Corp. 1.55%, 09/29/2014	30,000	30,572
PNC Funding Corp. 0.51%, 01/31/2014 (a)	2,000,000	2,000,578
Royal Bank of Scotland PLC (The) 2.85%, 08/23/2013 (a)	640,000	646,897
State Street Corp. 4.30%, 05/30/2014	35,000	37,071
State Street Corp. 2.88%, 03/07/2016	10,000	10,674
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	58,596
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	15,000	17,726

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
US Bancorp 2.88%, 11/20/2014	$75,000	$78,520
US Bancorp 3.15%, 03/04/2015	45,000	47,614
US Bancorp 2.45%, 07/27/2015	15,000	15,739
US Bank NA 0.62%, 10/14/2014 (a)	2,000,000	1,997,162
Wachovia Bank NA 4.80%, 11/01/2014	1,000,000	1,074,440
Wachovia Bank NA 0.82%, 11/03/2014 (a)	7,000,000	6,959,267
Wachovia Corp. 2.08%, 05/01/2013 (a)	1,000,000	1,008,766
Wachovia Corp. 5.50%, 05/01/2013	55,000	56,363
Wachovia Corp. 4.88%, 02/15/2014	100,000	104,998
Wells Fargo & Co. 1.50%, 07/01/2015	20,000	20,343
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	217,117

		65,307,202

Industrial — 0.2%
Boeing Co. (The) 5.00%, 03/15/2014	65,000	68,907
Caterpillar, Inc. 7.00%, 12/15/2013	20,000	21,441
Danaher Corp. 1.30%, 06/23/2014	24,000	24,347
Emerson Electric Co. 5.00%, 12/15/2014	40,000	43,633
Honeywell International, Inc. 4.25%, 03/01/2013	20,000	20,253

The accompanying notes are an integral part of the financial statements.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Illinois Tool Works, Inc. 5.15%, 04/01/2014	$50,000	$53,281

		231,862

Technology — 0.5%
Dell, Inc. 3.10%, 04/01/2016	25,000	26,460
HP Enterprise Services, LLC 6.00%, 08/01/2013	200,000	207,173
Intel Corp. 1.95%, 10/01/2016	47,000	49,148
International Business Machines Corp. 4.75%, 11/29/2012	70,000	70,225
International Business Machines Corp. 6.50%, 10/15/2013	100,000	105,907
Microsoft Corp. 2.95%, 06/01/2014	25,000	25,994
Oracle Corp. 4.95%, 04/15/2013	49,000	49,996
Texas Instruments, Inc. 1.38%, 05/15/2014	55,000	55,807

		590,710

Utilities — 0.1%
Alabama Power Co. 5.80%, 11/15/2013	35,000	36,918
Detroit Edison Co. (The) 6.40%, 10/01/2013	30,000	31,529
Duke Energy Carolinas, LLC 5.75%, 11/15/2013	55,000	57,959

		126,406

TOTAL CORPORATE BONDS AND NOTES (Cost $65,870,813)		67,155,372

	Par Value	Value
GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	$40,000	$42,234

TOTAL GOVERNMENT BONDS (Cost $39,990)		42,234

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corporation REMICS — 2.0%
Series 2777, Class VX 5.00%, 04/15/2015	55,217	56,848
Series 2542, Class ES 5.00%, 12/15/2017	60,972	65,189
Series 2564, Class HJ 5.00%, 02/15/2018	40,108	42,960
Series 2627, Class MC 4.50%, 05/15/2018	147,392	155,890
Series 2617, Class GR 4.50%, 05/15/2018	75,548	80,548
Series 2611, Class UH 4.50%, 05/15/2018	70,147	73,568
Series 2617, Class TK 4.50%, 06/15/2018	107,170	114,416
Series 2649, Class KA 4.50%, 07/15/2018	91,757	96,907
Series 2677, Class JA 5.00%, 09/15/2018	11,460	11,742
Series 2693, Class PE 4.50%, 10/15/2018	100,000	106,838
Series 2746, Class EG 4.50%, 02/15/2019	126,219	133,826
Series 2780, Class JG 4.50%, 04/15/2019	10,358	10,607
Series 3461, Class BV 5.00%, 06/15/2019	100,410	102,699

The accompanying notes are an integral part of the financial statements.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2814, Class GB 5.00%, 06/15/2019	$34,094	$35,646
Series 3558, Class AW 4.75%, 08/15/2019	41,998	43,397
Series 2639, Class UG 4.00%, 03/15/2022	48,430	49,586
Series 2639, Class UH 4.25%, 03/15/2022	41,650	42,739
Series 2542, Class OB 5.00%, 05/15/2022	3,310	3,314
Series 2503, Class JV 5.50%, 05/15/2022	79,534	80,559
Series 2924, Class EH 5.25%, 03/15/2024	45,225	47,199
Series 3087, Class JB 5.50%, 03/15/2024	10,668	10,805
Series 2989, Class TG 5.00%, 06/15/2025	119,993	131,347
Series 3002, Class YD 4.50%, 07/15/2025	51,504	55,166
Series 2691, Class ME 4.50%, 04/15/2032	78,299	80,272
Series 2741, Class GF 5.50%, 05/15/2032	10,412	10,506
Series 2735, Class OG 5.00%, 08/15/2032	49,732	51,070
Series 2764, Class TE 5.00%, 10/15/2032	101,161	104,649
Series 2802, Class OA 4.50%, 12/15/2032	22,928	23,217
Series 2760, Class PD 5.00%, 12/15/2032	137,187	142,221

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2655, Class QA 5.00%, 02/15/2033	$16,758	$17,640
Series 2827, Class TE 5.00%, 04/15/2033	242,238	252,350
Series 3067, Class PK 5.50%, 05/15/2034	129,838	134,654
Series 2881, Class AE 5.00%, 08/15/2034	56,771	61,873
Series 2933, Class HD 5.50%, 02/15/2035	77,984	87,805

		2,518,053

Federal National Mortgage Association REMICS — 1.3%
Series 2008-26, Class VJ 5.00%, 03/25/2018	131,520	134,704
Series 2004-81, Class KD 4.50%, 07/25/2018	41,522	42,153
Series 2003-92, Class PE 4.50%, 09/25/2018	100,000	106,437
Series 2008-54, Class EA 5.00%, 07/25/2019	53,405	55,217
Series 2005-91, Class DA 4.50%, 10/25/2020	17,463	17,834
Series 2002-91, Class LC 5.00%, 06/25/2022	5,438	5,480
Series 2004-65, Class EJ 5.00%, 05/25/2023	32,265	32,787
Series 2003-80, Class YE 4.00%, 06/25/2023	42,257	44,575
Series 2005-40, Class YG 5.00%, 05/25/2025	111,292	123,764
Series 2007-27, Class MQ 5.50%, 04/25/2027	38,027	42,374

The accompanying notes are an integral part of the financial statements.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2003-21, Class PJ 4.50%, 12/25/2031	$21,061	$21,374
Series 2003-47, Class PD 5.50%, 09/25/2032	13,870	14,033
Series 2005-12, Class JE 5.00%, 09/25/2033	250,000	260,968
Series 2005-16, Class PE 5.00%, 03/25/2034	60,434	63,390
Series 2005-48, Class AR 5.50%, 02/25/2035	100,377	110,542
Series 2005-62, Class CQ 4.75%, 07/25/2035	66,258	70,662
Series 2005-68, Class PG 5.50%, 08/25/2035	95,192	108,200
Series 2005-84, Class TG 5.00%, 09/25/2035	35,926	36,833
Series 2010-64, Class EH 5.00%, 10/25/2035	116,613	121,443
Series 2005-83, Class LA 5.50%, 10/25/2035	59,799	68,374
Series 2007-39, Class NA 4.25%, 01/25/2037	43,867	46,322
Series 2009-47, Class PA 4.50%, 07/25/2039	98,183	105,183

		1,632,649

Government National Mortgage Association — 0.3%
Series 2002-22, Class GF 6.50%, 03/20/2032	91,864	109,200
Series 2002-51, Class D 6.00%, 07/20/2032	126,193	145,782

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2008-50, Class NA 5.50%, 03/16/2037	$64,396	$70,605

		325,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,460,491)		4,476,289

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Federal Home Loan Bank — 2.6%
5.31%, 12/28/2012	300,000	302,456
1.88%, 06/21/2013	1,300,000	1,314,104
2.63%, 09/13/2013	60,000	61,267
4.88%, 12/13/2013	500,000	525,980
1.38%, 05/28/2014	250,000	254,614
2.50%, 06/13/2014	255,000	264,107
5.38%, 06/13/2014	315,000	340,739
3.13%, 03/11/2016	165,000	179,279

		3,242,546

Federal Home Loan Mortgage Corporation — 4.7%
0.50%, 10/15/2013	1,125,000	1,128,167
5.00%, 01/30/2014	450,000	476,659
1.00%, 08/20/2014	450,000	455,503
0.63%, 12/29/2014	700,000	704,428
0.50%, 04/17/2015	200,000	200,779
5.25%, 04/18/2016	200,000	232,520
2.50%, 05/27/2016	580,000	620,796
2.00%, 08/25/2016	1,330,000	1,399,910
1.00%, 03/08/2017	150,000	151,676

The accompanying notes are an integral part of the financial statements.

11

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.50%, 04/01/2021 Gold Pool #G11941	$117,748	$128,371
5.50%, 11/01/2021 Gold Pool #G12454	57,052	61,843
5.50%, 04/01/2023 Gold Pool #G13145	97,869	106,086
4.50%, 06/01/2029 Gold Pool #C91251	75,385	81,826
4.50%, 12/01/2029 Gold Pool #C91281	119,922	130,169
4.50%, 04/01/2030 Gold Pool #C91295	70,713	76,511

		5,955,244

Federal National Mortgage Association — 6.8%
4.00%, 04/15/2013	1,000,000	1,017,532
0.50%, 08/09/2013	750,000	751,764
1.13%, 10/08/2013	275,000	277,391
0.75%, 12/18/2013	150,000	150,955
4.13%, 04/15/2014	900,000	950,399
2.50%, 05/15/2014	1,400,000	1,447,739
1.13%, 06/27/2014	150,000	152,124
5.00%, 12/01/2014 Pool #255598	27,628	30,018
2.38%, 07/28/2015	350,000	368,892
1.63%, 10/26/2015	500,000	517,813
1.50%, 10/28/2015	150,000	154,432
2.25%, 03/15/2016	500,000	528,766
5.00%, 03/15/2016	35,000	40,252
1.38%, 11/15/2016	310,000	319,412
4.88%, 12/15/2016	170,000	199,103

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
1.25%, 01/30/2017	$200,000	$205,083
1.13%, 04/27/2017	300,000	305,390
5.38%, 06/12/2017	250,000	302,191
6.00%, 09/01/2019 Pool #735439	25,154	27,230
5.50%, 06/01/2020 Pool #888601	35,010	37,917
5.00%, 05/01/2023 Pool #254762	54,804	60,753
5.50%, 01/01/2024 Pool #AD0471	54,820	59,679
5.00%, 07/01/2024 Pool #255320	28,250	31,318
5.00%, 12/01/2025 Pool #256045	123,485	135,328
5.50%, 02/01/2028 Pool #257075	93,085	102,229
5.50%, 05/01/2028 Pool #257204	103,161	113,294
4.00%, 08/01/2029 Pool #MA0142	106,920	115,879
5.50%, 04/01/2037 Pool #AD0249	125,440	139,231
7.00%, 04/01/2037 Pool #888366	38,582	45,873

		8,587,987

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,554,876)		17,785,777

The accompanying notes are an integral part of the financial statements.

12

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Notes — 22.5%
0.63%, 08/31/2017	$160,000	$159,588
0.25%, 02/28/2014	300,000	300,082
0.25%, 02/15/2015	500,000	499,258
0.50%, 11/30/2012	750,000	750,322
0.50%, 10/15/2013	400,000	401,156
0.50%, 08/15/2014	350,000	351,408
0.50%, 07/31/2017	190,000	188,412
0.63%, 12/31/2012	500,000	500,450
0.63%, 01/31/2013	150,000	150,199
0.63%, 05/31/2017	30,000	29,979
0.63%, 09/30/2017	300,000	298,992
0.75%, 08/15/2013	655,000	657,917
0.75%, 09/15/2013	2,700,000	2,713,289
0.75%, 12/15/2013	950,000	955,678
0.88%, 11/30/2016	300,000	303,820
0.88%, 12/31/2016	200,000	202,453
0.88%, 01/31/2017	550,000	556,531
0.88%, 04/30/2017	175,000	176,859
1.00%, 05/15/2014	420,000	424,824
1.00%, 08/31/2016	520,000	529,466
1.00%, 09/30/2016	370,000	376,764
1.00%, 10/31/2016	650,000	661,680
1.00%, 03/31/2017	320,000	325,275
1.13%, 06/15/2013	1,610,000	1,619,497
1.25%, 03/15/2014	250,000	253,457
1.25%, 04/15/2014	1,250,000	1,268,164
1.25%, 08/31/2015	150,000	153,715
1.25%, 09/30/2015	300,000	307,570
1.25%, 10/31/2015	100,000	102,586
1.38%, 11/15/2012	500,000	500,293
1.38%, 02/15/2013	500,000	501,816

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.38%, 03/15/2013	$50,000	$50,233
1.38%, 05/15/2013	100,000	100,656
1.50%, 06/30/2016	590,000	611,526
1.50%, 07/31/2016	495,000	513,292
1.75%, 07/31/2015	150,000	155,660
1.75%, 05/31/2016	1,015,000	1,060,517
2.00%, 11/30/2013	1,350,000	1,375,946
2.00%, 04/30/2016	835,000	879,490
2.13%, 12/31/2015	400,000	421,344
2.13%, 02/29/2016	515,000	543,727
2.25%, 05/31/2014	300,000	309,434
2.25%, 01/31/2015	1,095,000	1,142,307
2.38%, 02/28/2015	560,000	586,644
2.38%, 03/31/2016	270,000	287,571
2.50%, 04/30/2015	265,000	279,265
2.63%, 07/31/2014	225,000	234,229
2.63%, 04/30/2016	250,000	268,730
3.13%, 04/30/2013	400,000	405,922
3.13%, 04/30/2017	200,000	222,094
3.38%, 11/30/2012	600,000	601,594
4.00%, 02/15/2015	300,000	325,102
4.13%, 05/15/2015	775,000	849,049
4.25%, 08/15/2015	700,000	775,141

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,952,228)		28,220,973

The accompanying notes are an integral part of the financial statements.

13

PEMBERWICK FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

TOTAL INVESTMENTS - 93.7% (Cost $115,878,398)	$117,680,645
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%	7,919,887

NET ASSETS - 100.0%	$125,600,532

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2012.
(b)	Multi-Step Coupon. Rate disclosed is as of October 31, 2012.

REMICs Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

14

PEMBERWICK FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $115,878,398)	$117,680,645
Cash	7,591,678
Dividends and interest receivable	413,224
Prepaid expenses and other assets	15,600

Total assets	125,701,147

Liabilities
Payable to Investment Adviser	16,028
Payable for administration and accounting fees	28,555
Payable for transfer agent fees	17,676
Payable for audit fees	12,522
Payable for printing fees	8,163
Payable to custodian	7,388
Payable for legal fees	5,734
Accrued expenses	4,549

Total liabilities	100,615

Net Assets	$125,600,532

Net Assets Consisted of:
Capital stock, $0.01 par value	$124,067
Paid-in capital	124,536,545
Accumulated net investment loss	(10,194)
Accumulated net realized loss from investments	(852,133)
Net unrealized appreciation on investments	1,802,247

Net Assets	$125,600,532

Shares Outstanding	12,406,674

Net asset value, offering and redemption price per share ($125,600,532 / 12,406,674)	$10.12

The accompanying notes are an integral part of the financial statements.

15

PEMBERWICK FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Interest	$995,002

Total investment income	995,002

Expenses
Advisory fees (Note 2)	310,838
Administration and accounting fees	85,365
Transfer agent fees (Note 2)	26,652
Trustees’ and officers’ fees	17,076
Custodian fees (Note 2)	15,076
Legal fees	15,030
Audit fees	12,521
Printing and shareholder reporting fees	8,800
Registration and filing fees	2,076
Other expenses	10,119

Total expenses before waivers and reimbursements	503,553

Less: waivers and reimbursements (Note 2)	(217,587)

Net expenses after waivers and reimbursements	285,966

Net investment income	709,036

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(187,881)
Net change in unrealized appreciation on investments	1,402,347

Net realized and unrealized gain on investments	1,214,466

Net increase in net assets resulting from operations	$1,923,502

The accompanying notes are an integral part of the financial statements.

16

PEMBERWICK FUND

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$709,036	$1,913,672
Net realized loss from investments and payment by affiliate (See Note 2)	(187,881)	(28,682)
Net change in unrealized appreciation/(depreciation) from investments	1,402,347	(2,234,669)

Net increase/(decrease) in net assets resulting from operations	1,923,502	(349,679)

Less Dividends and Distributions to Shareholders:
Net investment income	(779,537)	(2,040,214)

Net decrease in net assets from dividends and distributions to shareholders	(779,537)	(2,040,214)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	4,935,593	(40,803,439)

Total increase/(decrease) in net assets	6,079,558	(43,193,332)

Net assets
Beginning of period	119,520,974	162,714,306

End of period	$125,600,532	$119,520,974

Accumulated net investment income/(loss), end of period	$(10,194)	$60,307

The accompanying notes are an integral part of the financial statements.

17

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Month Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Year Ended April 30, 2011	For the Period February 1, 2010* to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.03		$10.16		$10.00	$10.00

Net investment income(1)	0.06		0.13		0.13	0.01
Net realized and unrealized gain/(loss) on investments(1)	0.09		(0.12	)(2)	0.17	—	(3)

Net increase in net assets resulting from operations	0.15		0.01		0.30	0.01

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.14)		(0.14)	(0.01)
Tax return of capital	—		—		— (3)	—

Net asset value, end of period	$10.12		$10.03		$10.16	$10.00

Total investment return(4)	1.54%		0.12%		3.01%	0.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,601		$119,521		$162,714	$140,411
Ratio of expenses to average net assets	0.46	%(5)	0.45%		0.42%	0.61	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.81	%(5)	0.80%		0.77%	0.92	%(5)
Ratio of net investment income to average net assets	1.14	%(5)	1.07%		1.31%	0.42	%(5)
Portfolio turnover rate	17.36	%(7)	23.14%		22.46%	9.89	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Includes payments by affiliate which equaled $0.03 per share. (See Note 2)
(3)	Amount is less than $0.01 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

PEMBERWICK FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares and is not subject to a front-end sales charge.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

19

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$67,155,372	$—	$67,155,372	$—
Government Bonds	42,234		42,234
Collateralized Mortgage Obligations	4,476,289	—	4,476,289	—
U.S. Government Agency Obligations	17,785,777	—	17,785,777	—
U.S. Treasury Obligations	28,220,973	—	28,220,973	—

Total Investments	$117,680,645	$—	$117,680,645	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

21

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

2. Transactions with Affiliates and Related Parties

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Advisor earns a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. As of October 31, 2012, investment advisory fees payable to the Advisor were $16,028, net of fee waivers. For the six months ended October 31, 2012, the Advisor waived fees of 0.35% of the Fund’s average daily net assets totaling $217,587.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $8,053. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

22

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

During the year ended April 30, 2012, the Adviser reimbursed the Fund $369,932 for losses incurred on transactions as a result of changes made to the Fund’s investment guidelines.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
U.S. Government Securities	$11,214,614	$10,680,384
Other Securities	$8,979,871	$10,894,575

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Value	Shares	Value
Sales	1,292,369	$13,025,026	1,642,315	$16,548,950
Reinvestments	77,413	779,567	204,172	2,040,152
Redemptions	(879,260)	(8,869,000)	(5,946,778)	(59,392,541)

Net Increase/(Decrease)	490,522	$4,935,593	(4,100,291)	$(40,803,439)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2012, the tax characters of distributions paid by the Fund was $2,040,214 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

23

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$(243,589)	$60,307	$—	$399,406

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$115,878,398

Gross unrealized appreciation	1,849,642
Gross unrealized depreciation	(47,395)

Net unrealized appreciation	$1,802,247

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Fund had short-term capital loss deferrals of $136,065 and long-term capital loss deferrals of $284,104.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012.

As of April 30, 2012, the Fund had pre-enactment capital loss carryforwards of $20,817. If not utilized against future capital gains, $10,862 and $9,955 of this capital loss carryforward will expire in 2018 and 2019, respectively. As of April 30, 2012, the Fund had post-enactment capital loss carryforwards of $222,772, of which $5,190 are short-term losses and $217,582 are long-term losses and have an unlimited period of capital loss carryforward.

24

PEMBERWICK FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

6. Significant Risks

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

25

PEMBERWICK FUND

Other Information (Unaudited)

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

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Investment Adviser

Pemberwick Investment Advisors LLC

340 Pemberwick Road

Greenwich, CT 06831

Sub-Advisor

J.P. Morgan Investment Management Inc.

245 Park Ave.

New York, NY 10167

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PEMBERWICKFUND

of

FundVantage Trust

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Institutional Shares	-3.84%	9.41%	14.20%
S&P 500® Index	2.16%	15.21%	13.63%	***
Russell 1000® Growth Index	-0.98%	13.02%	14.66%	***

	Six Months†	1 Year	Since Inception**
Retail Shares	-3.93%	9.10%	8.11%
S&P 500® Index	2.16%	15.21%	8.77%	***
Russell 1000® Growth Index	-0.98%	13.02%	8.52%	***

†	Not Annualized.

*	The Polen Growth Fund (the “Fund”) Institutional Shares commenced operations on September 15, 2010.

**	The Retail Shares commenced operations on December 30, 2010.

***	Benchmark performance is from the inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2012, are 1.44% and 1.00%, respectively, for the Institutional Shares and 1.74% and 1.25%, respectively, for the Retail Shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser, Polen Capital Management, LLC (“PCM”), has contractually agreed to reduce its fees or reimburse the Fund’s operating expenses in order to limit the total annual operating expenses for the Institutional Shares and the Retail Shares to 1.00% and 1.25%, respectively. Total returns would be lower had such fees and expenses not been waived and/or reimbursed. This agreement will terminate on August 31, 2013, unless the Trust’s Board of Trustees approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

1

POLEN GROWTH FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

POLEN GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Polen Growth Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Institutional Shares
Actual	$1,000.00	$961.60	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09
Retail Shares
Actual	$1,000.00	$960.70	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 1.00% for Institutional Shares and 1.25% for Retail Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual total returns for the Fund of -3.84% and -3.93% for Institutional Shares and Retail Shares, respectively.

3

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	18.6%	$66,362,211
Business Services	12.6	44,899,779
Medical Equipment	10.5	37,431,081
Pharmaceuticals	9.5	34,010,417
Computer Equipment	9.2	32,798,341
Consumer Discretionary	7.6	27,093,989
Internet Software & Services	6.7	23,768,838
Communications Equipment	6.4	22,787,608
Financials	6.2	22,070,833
Transportation	2.7	9,480,196
Trading Companies & Distributors	2.0	7,016,117
Other Assets In Excess of Liabilities	8.0	28,354,649

NET ASSETS	100.0%	$356,074,059

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.0%
Business Services — 12.6%
Accenture PLC, Class A	318,263	$21,454,109
Cognizant Technology Solutions Corp.*	351,773	23,445,670

		44,899,779

Communications Equipment — 6.4%
QUALCOMM, Inc.	389,033	22,787,608

Computer Equipment — 9.2%
Apple, Inc.	55,114	32,798,341

Consumer Discretionary — 7.6%
NIKE, Inc., Class B	110,271	10,076,564
Starbucks Corp.	370,750	17,017,425

		27,093,989

Financials — 6.2%
T. Rowe Price Group, Inc.	339,865	22,070,833

Internet Software & Services — 6.7%
Google, Inc., Class A*	34,966	23,768,838

Medical Equipment — 10.5%
Intuitive Surgical, Inc.*	38,385	20,813,115
Varian Medical Systems, Inc.*	248,921	16,617,966

		37,431,081

Pharmaceuticals — 9.5%
Abbott Laboratories	259,505	17,002,768

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — (Continued)
Allergan, Inc.	189,142	$17,007,649

		34,010,417

Software — 18.6%
Factset Research Systems, Inc.	171,340	15,514,837
Intuit, Inc.	286,130	17,001,845
Microsoft Corp.	592,479	16,906,388
Oracle Corp.	545,544	16,939,141

		66,362,211

Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	34,835	7,016,117

Transportation — 2.7%
C.H. Robinson Worldwide, Inc.	157,139	9,480,196

TOTAL COMMON STOCKS (Cost $301,905,339)		327,719,410

TOTAL INVESTMENTS - 92.0% (Cost $301,905,339)		327,719,410
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%		28,354,649

NET ASSETS - 100.0%		$356,074,059

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

5

POLEN GROWTH FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $301,905,339)	$327,719,410
Cash	15,072,959
Receivable for investments sold	13,197,665
Receivable for capital shares sold	491,774
Dividends and interest receivable	449,124
Prepaid expenses and other assets	85,234

Total assets	357,016,166

Liabilities
Payable for investments purchased	391,039
Payable for capital shares redeemed	222,724
Payable to Adviser	220,755
Payable for transfer agent fees	27,128
Payable for administration and accounting fees	26,045
Payable for custodian fees	10,547
Accrued expenses	43,869

Total liabilities	942,107

Net Assets	$356,074,059

Net Assets Consisted of:
Capital stock, $0.01 par value	$268,942
Paid-in capital	337,390,980
Accumulated net investment income	103,096
Accumulated net realized loss from investments	(7,503,030)
Net unrealized appreciation on investments	25,814,071

Net Assets	$356,074,059

Institutional Shares:
Shares outstanding	18,951,648

Net asset value, offering and redemption price per share ($251,239,708 / 18,951,648)	$13.26

Retail Shares:
Shares outstanding	7,942,523

Net asset value, offering and redemption price per share ($104,834,351 / 7,942,523)	$13.20

The accompanying notes are an integral part of the financial statements.

6

POLEN GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$1,983,484
Interest	5,487

Total investment income	1,988,971

Expenses
Advisory fees (Note 2)	1,694,604
Administration and accounting fees (Note 2)	132,024
Distribution fees (Retail Shares) (Note 2)	129,959
Transfer agent fees (Note 2)	111,983
Registration and filing fees	43,683
Custodian fees (Note 2)	32,706
Trustees’ and officers’ fees	24,007
Printing and shareholder reporting fees	20,671
Legal fees	15,433
Audit fees	12,116
Other expenses	8,696

Total expenses before waivers and reimbursements	2,225,882

Less: waivers and reimbursements (Note 2)	(401,319)

Net expenses after waivers and reimbursements	1,824,563

Net investment income	164,408

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(7,910,904)
Net change in unrealized appreciation/(depreciation) on investments	(4,838,332)

Net realized and unrealized loss on investments	(12,749,236)

Net decrease in net assets resulting from operations	$(12,584,828)

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$164,408	$(102,543)
Net realized gain/(loss) from investments	(7,910,904)	460,155
Net change in unrealized appreciation/(depreciation) on investments	(4,838,332)	30,037,201

Net increase/(decrease) in net assets resulting from operations.	(12,584,828)	30,394,813

Less Dividends and Distributions to Shareholders:
Net realized capital gains:
Institutional Shares	—	(3,854)
Retail Shares	—	(1,769)

Total net realized capital gains	—	(5,623)
Increase in Net Assets Derived from Capital Share Transactions (Note 4)	51,876,040	274,092,545

Total increase in net assets	39,291,212	304,481,735

Net assets
Beginning of period	$316,782,847	$12,301,112

End of period	$356,074,059	$316,782,847

Accumulated net investment income/(loss), end of period	$103,096	$(61,312)

The accompanying notes are an integral part of the financial statements.

8

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Shares
	For the Six Months ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period September 15, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.79		$12.10	$10.00
Net investment income/(loss)(1)	0.01		— (2)	(0.02)
Net realized and unrealized gain/(loss) on investments(1)	(0.55)		1.68	2.11

Net increase/(decrease) in net assets resulting from operations	(0.54)		1.68	2.09

Dividends and distributions to shareholders from:
Net realized capital gains	—		— (2)	—	(2)

Redemption fees	0.01		0.01	0.01

Net asset value, end of period	$13.26		$13.79	$12.10

Total investment return(3)	(3.84)%		13.97%	21.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$251,240		$215,387	$5,168
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.24	%(4)	1.44%	8.23	%(4)
Ratio of net investment income/(loss) to average net assets	0.17	%(4)	(0.01)%	(0.27	)%(4)
Portfolio turnover rate	19.04	%(6)	35.48%	25.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Retail Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Shares
	For the Six Months ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period December 30, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$13.74		$12.09	$11.44

Net investment loss(1)	(0.01)		(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments(1)	(0.54)		1.67	0.66

Net increase/(decrease) in net assets resulting from operations	(0.55)		1.64	0.64

Dividends and distributions to shareholders from:
Net realized capital gains	—		— (2)	—

Redemption fees	0.01		0.01	0.01

Net asset value, end of period	$13.20		$13.74	$12.09

Total investment return(3)	(3.93)%		13.65%	5.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,834		$101,396	$7,133
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.49	%(4)	1.74%	6.35	%(4)
Ratio of net investment loss to average net assets	(0.08	)%(4)	(0.26)%	(0.50	)%(4)
Portfolio turnover rate	19.04	%(6)	35.48%	22.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

POLEN GROWTH FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Retail Class and Institutional Class.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$327,719,410	$327,719,410	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

12

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees approves its earlier termination.

As of October 31, 2012, investment advisory fees payable to the Adviser were $220,755. For the six months ended October 31, 2012, the Adviser waived fees of $401,319.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

13

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreement.

Foreside Funds Distributors LLC (the "Underwriter”)provides principal underwriting services to the Fund. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Retail Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Retail Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Retail Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $20,499. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$112,668,404	$59,167,000

14

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Institutional Shares
Sales	7,143,133	$94,012,755	16,268,587	$202,845,891
Reinvestments	—	—	305	3,662
Redemption Fees*	—	155,356	—	52,951
Redemptions	(3,814,273)	(50,206,868)	(1,073,234)	(14,000,177)

Net Increase	3,328,860	$43,961,243	15,195,658	$188,902,327

Retail Shares
Sales	2,420,799	$31,982,362	7,211,180	$90,564,243
Reinvestments	—	—	138	1,655
Redemption Fees*	—	70,752	—	25,183
Redemptions	(1,855,485)	(24,138,317)	(423,996)	(5,400,863)

Net Increase	565,314	$7,914,797	6,787,322	$85,190,218

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2012, the tax character of distributions paid by the Fund was $5,623 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

15

POLEN GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of April 30, 2012 the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$ —	$1,451,333	$98,559	$29,510,385

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$301,905,339

Gross unrealized appreciation	28,441,317
Gross unrealized depreciation	(2,627,246)

Net unrealized appreciation	$25,814,071

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal period ended April 30, 2012, the Fund had late year ordinary loss deferrals of $61,312.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2012, the Fund did not have any capital loss carryforwards.

16

POLEN GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

POLEN GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Meeting of Shareholders

A Special Meeting of Shareholders (the “Meeting”) of the Polen Growth Fund (the “Fund”) was held on October 19, 2012 for the following purpose:

To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Polen Capital Management, LLC (“Advisory Agreement”).

All Fund shareholders of record at the close of business on July 18, 2012 were entitled to attend or submit proxies. As of the record date, the Fund had 24,675,247.584 shares outstanding. At the meeting, shareholders approved the Advisory Agreement. The results of the voting for the proposal were as follows:

For Votes	Against Votes	Abstained Votes
13,161,771.032	28,204	41,175

Approval of Interim and New Advisory Agreements

During the semi-annual period, the Board of Trustees of the Trust (“Board” or “Trustees”) approved two new advisory agreements with PCM: (i) on June 7, 2012, the Board approved an interim advisory agreement (“Interim Agreement”) in connection with a change of control of PCM (the “Change of Control”) and (ii) on June 14-15, 2012, the Board approved a new advisory agreement to supersede the Interim Agreement upon approval by shareholders (“New Agreement”). The New Agreement replaced the Interim Agreement upon approval by shareholders on October 19, 2012.

18

POLEN GROWTH FUND

Other Information

(Unaudited)

Before considering the Interim Agreement and New Agreement, the Board, including the Trustees who are not “interested persons” (“Independent Trustees”) within the meaning of Section 2(a)(19) of the 1940 Act, requested information about the Change of Control. In determining whether to approve the Interim Agreement and New Agreement, the Trustees considered information provided by PCM in conjunction with the June 7, 2012 special meeting and the June 14-15, 2012 in-person meeting. The Trustees considered information that PCM provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with PCM’s management of the Fund, (iv) a description of the capitalization and financial condition of PCM, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the Fund, (x) PCM’s proxy voting policies, (xi) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Fund, and (xii) the Change of Control and the impact of the resulting change of control on the services provided by PCM. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Interim Agreement and New Agreement. In addition the Board consulted with legal counsel in executive session with respect to their review of the Interim Agreement and New Agreement and certain other considerations relevant to their deliberations on whether to approve the Interim Agreement and New Agreement.

At the in-person meeting on June 14-15, 2012, representatives from PCM joined the meeting telephonically and discussed the Change of Control, including the background of and reasons for the Change of Control. Representatives of PCM responded to questions from the Board. The Board members also inquired about the plans for, and the new roles and responsibilities of, certain employees and officers of PCM as a result of the Change of Control and the passing of Mr. Polen. In connection with the Trustees’ review of the Interim Agreement and New Agreement, the representatives from PCM emphasized that: (i) it expected that there will be no adverse changes as a result of the Change of Control in the nature, quality, or extent of services currently provided to the Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on PCM’s financial condition; (iii) no material changes in personnel or operations are contemplated; and (iv) PCM has no present intention to alter the expense limitations and reimbursements currently in effect for the Fund.

In addition to the information provided by PCM as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Interim Agreement and New Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights

19

POLEN GROWTH FUND

Other Information

(Unaudited)

to the various factors. However, the Trustees determined that the overall arrangements between the Fund and PCM, as provided in the Interim Agreement and New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the Interim Agreement and New Agreement, including that the Fund’s contractual fee under the Interim Agreement and New Agreement will remain the same; (ii) the Board’s full annual review of the Prior Agreement at the in-person meeting on March 26, 2010 as required by the 1940 Act and their determination at that time that (a) PCM had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to the Fund and (b) the advisory fees paid by the Fund, taking into account any applicable fee limitations, represent reasonable compensation to PCM in light of the services provided, the costs to PCM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; (iii) the change to PCM’s portfolio management team for the Fund as a result of the passing of Mr. Polen; and (iv) the operations of PCM are not currently expected to change as a result of the Change of Control. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Interim Agreement and New Agreement, the Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Interim Agreement and New Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by PCM to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Interim Agreement and New Agreement would be substantially similar to the Prior Agreement, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies, and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered PCM’s personnel and the depth of PCM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by PCM, including that no material changes were expected as a result of the Change of Control in PCM’s personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the Interim Agreement and New Agreement, (ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the Interim Agreement and New Agreement.

20

POLEN GROWTH FUND

Other Information

(Unaudited)

Investment Performance. The Board considered the overall investment performance of PCM and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance presented in connection with the annual approval of the continuation of PCM’s investment advisory agreement. At the June 7, 2012 special meeting and the June 14-15, 2012 in-person meeting, the Trustees reviewed information prepared by PCM for the Fund, which showed the Fund’s investment performance in comparison to (i) the Morningstar U.S. Large Funds Growth Funds category, its applicable Morningstar peer group; (ii) the Russell 1000 Growth Index, the Fund’s benchmark; and (iii) PCM’s similarly managed accounts for the one year and since inception periods ended April 30, 2012. The Trustees noted that the Fund outperformed its benchmark and the Morningstar U.S. Large Funds Growth Funds category average return for the one year and since inception periods ended April 30, 2012. The Trustees considered the short-term and long-term performance of the Fund. The Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information presented by PCM. The Board also concluded that neither the Change of Control nor the Interim Agreement and New Agreement would likely have an adverse effect on the investment performance of the Fund because (i) PCM does not currently expect the Change of Control to cause any material change to the Fund’s portfolio management team responsible for investment performance, which the Board found to be satisfactory, and (ii) as discussed in more detail below, the Fund’s expenses are not expected to increase as a result of the Change of Control.

Comparative Expenses. PCM provided information regarding advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from PCM’s relationship with the Fund. The Trustees evaluated expense comparison data for the Fund and PCM’s similarly managed accounts. The Trustees reviewed the services provided to the Fund by PCM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees reviewed the fees the Adviser charges to other clients and also evaluated explanations provided by PCM as to differences in fees charged to the Fund and other similarly managed accounts. The Trustees considered any direct or indirect revenues which would be received by affiliates of PCM. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees considered whether the Change of Control would impact the services currently being provided to the Fund. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Fund and services provided to the Fund as a result of the Change of Control.

Management Profitability. The Trustees also considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the Fund, as well as its profitability. The Trustees were provided with PCM’s audited financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM. The Trustees noted that the level of profitability

21

POLEN GROWTH FUND

Other Information

(Unaudited) (Concluded)

of PCM is an important factor in providing service to the Fund, and the Trustees should be satisfied that PCM’s profits are sufficient to continue as healthy, on-going concerns generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that PCM’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser, the investment performance of the Fund and the expense limitations agreed to by PCM.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved if assets of the Fund increase because fixed expenses will be spread across a larger asset base; however, the Trustees noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the Interim Agreement and New Agreement. The Board concluded that the advisory fee rate under the Interim Agreement and New Agreement is reasonable in relation to the services provided and that execution of such agreement is in the best interests of the shareholders of the Fund. The Trustees also concluded that the advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups; that the advisory fee schedule would not be increased and would stay the same for the Fund; that the total expense ratio had not changed materially; and that PCM had represented that the overall expenses for the Fund are not expected to be adversely affected by the Change of Control. The Trustees also noted that PCM had no present intention to alter any expense limitation or reimbursement currently in effect for the Fund. On that basis, the Trustees concluded that the total expense ratio and proposed advisory fee for the Fund is acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

22

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Investment Adviser

Polen Capital Management, LLC

2700 N. Military Trail

Suite 230

Boca Raton, FL 33431

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Polen Growth Fund

of

FundVantage Trust

Institutional Shares

Retail Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear Fellow Shareholder:

U.S. equity markets over the past six months have vacillated against the backdrop of continued concerns over Europe, slowing growth in China, modest optimism over improvements in the U.S. and the Federal Reserve’s announcement of a third round of quantitative easing. Volatile swings like these are never ideal for a portfolio constructed to recognize value over a multi-year time horizon. As you might expect, our returns over the past two quarters reflect just this type of difficult environment.

It was rather surprising that the Fed would countenance another round of money printing so proximate to a presidential election. U.S. economic growth is admittedly tepid, and unemployment unacceptably high. Nonetheless, the banking system has largely recovered from the subprime financial calamity that previously justified such exigent measures. Capital cushions have been rebuilt and credit quality metrics, from housing to consumer finance, have steadily improved. With interest rates already at or near historical lows, and banks sitting on substantial excess liquidity, there is little evidence of a credit crunch in need of amelioration.

Empirical evidence to date suggests that the first two rounds of quantitative easing (QE1 & QE2) had little lasting effect on the real economy; the principal beneficiaries thus far have been capital market participants. In any event, it appears to us that the Federal Reserve may believe that the atmospherics of its actions could prove as beneficial as the economics. The timing struck us as oddly political as the Federal Reserve can do little more in the short-term than foster the illusion of recovery just as Americans headed to the polls. If we are waxing too cynical, then perhaps the greater concern is that rather than a nascent recovery we are in fact witnessing a failure of leadership and a paucity of ideas.

We have previously stated our belief that there is no straightforward solution to the myriad issues confronting the global economy. We believe that elected officials, when faced with difficult and most likely unpopular decisions, typically will embark on a politically expedient path of least resistance. Money printing, currency debasement or QE3 – feel free to pick your label – appears to have become the default choice to demonstrate action, if not progress, to a frustrated electorate.

The transmission mechanism apparently envisioned by Chairman Bernanke is as follows: massive liquidity injections foster asset inflation, from equities to houses, which increases consumer confidence and thus spending, ultimately stimulating employment growth. The problem is that this monetary policy is akin to an economic sledgehammer.

History has shown us time and again that while currency devaluations initially may result in rising asset prices, without balance and prudence they rarely produce the envisioned growth or employment increase. What they reliably produce is inflation. Asset prices then become subject to significant reversals as the risk of recession or stagflation emerges. Presupposing that Chairman Bernanke understands the risks, one must look abroad to find justification for the Fed’s actions.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Europe continues with its one-step-forward, one-half-step-back approach to its fiscal crisis. There is a tug of war between proponents of continued (or even greater) fiscal austerity and those claiming that the approach has proven counterproductive. To be fair, both sides have a point. Aside from their neighbors to the north, no constituency has emerged eager to lend stimulus funds to southern Europe’s overleveraged sovereigns. On the other hand, social pressures appear to be building and austerity seems to have brought nothing but further misery to the Greek populace. The likelihood that Europe finds itself trapped in a lost decade, or worse, seems to be growing.

An apparent slowdown in Chinese business activity also is adding to worldwide economic uncertainty. We say “apparent” because China’s government carefully manages the flow of information; some say that the statistics are contrived as needed. While agnostic in that debate, we can say for certain that our portfolio companies are almost uniformly reporting weakening business conditions within the Middle Kingdom. This does not mean China is not growing; it simply means China is not growing as rapidly. This observation is corroborated by the IMF, ECB and other economic forecasting agencies that have consistently lowered their forward expectations for growth and called out the substantial risks of downside outcomes given recent economic data.

Despite these concerns, there have been positive data points suggesting that we might continue our slow emergence from the Great Recession. As mentioned before, our recapitalized domestic banking system is awash with liquidity as broadly evidenced by consistent loan growth over the last few quarters. With home ownership now more affordable than renting in some parts of the country, housing sector fundamentals are slowly improving. Retail sales have modestly surprised to the upside and the services sector, led by healthcare, has continued to progress.

Whichever side of the aisle you supported in the recent election, recognize that this will be an unenviable task almost from day one. The leadership failures of 2011, attributable to both parties and the Chief Executive, will come to a head during the first quarter of 2013. Whatever the witch’s brew of spending cuts, taxes, and no doubt some amount of alchemical government accounting, it all must get sorted out at a pace that currently seems unthinkable. Until this is accomplished, however, uncertainties abound that will adversely impact the economy.

In light of this conflicting macroeconomic environment, the Fund’s portfolio construction has remained measured and opportunistic. The Fund carries a significant allocation of cash, creating challenges in an up-trending market but allowing for “dry powder” as investments with outstanding risk/reward profiles present themselves. In selecting equities we will continue to prioritize companies with robust capital structures and strong cash flows, as well as management teams and boards that have proven, shareholder-friendly records.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

Framed against all the political and macroeconomic uncertainties remain a couple of simple, yet critically important, observations:

•

Politicians and central bankers around the globe appear to concur that it is better to print money than suffer the perils of deflation. This one intuition leads us to conclude that long-term bonds may be the riskiest asset extant given record low yields and the reality that inflation remains the ultimate byproduct of such a policy.

•

Many investors continue to shun equities, fearing market volatility. While there is legitimacy to this concern, we see out-of-favor stocks that more than compensate for the risk. Some of these valuation opportunities, in fact, remind us of the discounts associated with oversold tranches of mortgage debt during the height of the financial crisis. For those capable of proper underwriting, fortunes were made. We see similar opportunities in equities today.

Finally, for those discouraged by the state of U.S. political discourse, we recall the words of Winston Churchill: “Americans can always be counted on to do the right thing_after they have exhausted all other possibilities.”

We appreciate your continued support,

Private Capital Management

Mutual fund investing involves risk and it is possible to lose money by investing in the Fund. The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a more diversified fund, causing its value to fluctuate more widely. The Fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. Investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	Since Inception*
Class A Shares (without sales charge)	-4.79%	5.68%	8.20%
Class A Shares (with sales charge)	-9.56%	0.40%	5.56%
S&P 500® Index	2.16%	15.21%	12.29	%**
Russell 2000® Index	0.95%	12.08%	10.44	%**

†	Not Annualized.

*	Class A Shares of the Private Capital Management Value Fund (the “Fund”) commenced operations on October 6, 2010.

**	Benchmark performance is from the commencement date of Class A Shares (October 6, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.00% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class A Shares total annual gross and net operating expense ratios are 1.93% and 1.25%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2012, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, L.P., (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Russell 2000® Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks.

5

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

Annual Total Returns for the Periods Ended October 31, 2012
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I Shares*	-4.69%	5.86%	10.05%	-3.12%	5.85%
S&P 500® Index	2.16%	15.21%	13.21%	0.36%	6.91%
Russell 2000® Index	0.95%	12.08%	14.82%	1.19%	9.58%

†	Not Annualized.

*

Performance shown for the period from November 1, 2002 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010. Performance from May 28, 2010, to October 31, 2012 is from the performance of the Class I Shares. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act, its performance may have been different.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I Shares total annual gross and net operating expense ratios are 1.67% and 1.00%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2012, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, L.P., (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2014, unless the Board of Trustees of FundVantage Trust approves an earlier termination.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Russell 2000® Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2012, through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$ 952.10	$6.15
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class I Shares
Actual	$1,000.00	$ 953.10	$4.92
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to an annualized expenses ratio for the six month period ended October 31, 2012 of 1.25% and 1.00% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six month total return for the Fund of -4.79% and -4.69% for Class A and Class I Shares, respectively.

8

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Information Technology	30.1%	$12,710,310
Health Care	15.1	6,374,221
Consumer Discretionary	12.2	5,145,753
Financials	11.2	4,734,591
Energy	8.9	3,775,982
Industrials.	6.0	2,530,068
Consumer Staples	3.6	1,514,197
Materials	2.6	1,109,025
Utilities	2.1	866,064
Other Assets in Excess of Liabilities	8.2	3,440,099

NET ASSETS	100.0%	$42,200,310

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.8%
Consumer Discretionary — 12.2%
Advance Auto Parts, Inc.	6,025	$427,414
AutoNation, Inc.*	21,475	953,490
Carrols Restaurant Group, Inc.*	74,300	477,006
DeVry, Inc.	12,975	340,724
Dover Downs Gaming & Entertainment, Inc.	168,142	400,178
Fiesta Restaurant Group, Inc.*	74,300	982,246
Gildan Activewear, Inc. (Canada)	17,575	599,659
H&R Block, Inc.	31,300	554,010
John Wiley & Sons, Inc., Class A	9,475	411,026

		5,145,753

Consumer Staples — 3.6%
Darling International, Inc.*	30,375	502,099
Prestige Brands Holdings, Inc.*	58,200	1,012,098

		1,514,197

Energy — 8.9%
Golar LNG, Ltd. (Bermuda)	40,075	1,564,127
Noble Corp. (Switzerland)	22,775	859,528
Swift Energy Co.*	35,200	588,192
Ultra Petroleum Corp. (Canada)*	33,500	764,135

		3,775,982

Financials — 11.2%
Bank of Hawaii Corp.	14,300	631,488
Dundee Corp., Class A (Canada)*	24,175	604,544
EZCORP, Inc., Class A*	59,075	1,161,414

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
National Financial Partners Corp.*	34,325	$629,864
Oppenheimer Holdings, Inc., Class A	17,825	290,191
Raymond James Financial, Inc.	19,600	747,544
Suffolk Bancorp*	16,500	247,829
Willis Group Holdings PLC (Ireland)	12,525	421,717

		4,734,591

Health Care — 15.1%
Alere, Inc.*	51,750	993,600
Covidien PLC (Ireland)	20,300	1,115,485
Universal Health Services, Inc., Class B	27,675	1,145,468
Valeant Pharmaceuticals International, Inc. (Canada)*	29,825	1,668,112
Warner Chilcott PLC, Class A (Ireland)	58,950	682,641
Zimmer Holdings, Inc.	11,975	768,915

		6,374,221

Industrials — 6.0%
Air Transport Services Group, Inc.*	211,000	812,350
Mine Safety Appliances Co.	15,650	604,090
Progressive Waste Solutions Ltd. (Canada)	11,000	212,739
Triumph Group, Inc.	11,085	725,181
UTi Worldwide, Inc. (British Virgin Islands)	12,650	175,708

		2,530,068

The accompanying notes are an integral part of the financial statements.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — 30.1%
Avid Technology, Inc.*	53,750	$315,512
CA Technologies	91,762	2,066,480
Cisco Systems, Inc.	56,775	973,124
CoreLogic, Inc.*	39,475	939,505
Electro Rent Corp.	29,180	458,710
Global Cash Access
Holdings, Inc.*	175,171	1,234,956
Imation Corp.*	40,940	187,096
Lam Research Corp.*	21,459	759,649
Mentor Graphics Corp.*	74,625	1,158,180
Progress Software Corp.*	22,762	448,867
QUALCOMM, Inc.	21,355	1,250,869
Quantum Corp.*	436,075	457,879
SAIC, Inc.	37,275	409,652
Symantec Corp.*	112,690	2,049,831

		12,710,310

Materials — 2.6%
Pope Resources LP	20,925	1,109,025

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.1%
Black Hills Corp.	9,700	$346,969
National Fuel Gas Co.	9,850	519,095

		866,064

TOTAL COMMON STOCKS (Cost $33,431,369)		38,760,211
TOTAL INVESTMENTS - 91.8% (Cost $33,431,369)		38,760,211
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2%		3,440,099

NET ASSETS - 100.0%		$42,200,310

*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

11

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $33,431,369)	$38,760,211
Cash	3,482,770
Receivable for capital shares sold	10,382
Dividends and interest receivable	5,278
Prepaid expenses and other assets	25,960

Total assets	42,284,601

Liabilities
Payable for transfer agent fees	25,214
Payable for audit fees	12,239
Payable to Investment Adviser	10,029
Payable for administration and accounting fees	9,547
Payable for legal fees	8,459
Payable for printing fees	8,304
Payable to custodian	3,742
Payable for capital shares redeemed	2,639
Payable for distribution fees	962
Accrued expenses	3,156

Total liabilities	84,291

Net Assets	$42,200,310

Net Assets Consisted of:
Capital Stock, $0.01 par value	$36,449
Paid-in capital	37,045,604
Accumulated net investment income	280,387
Accumulated net realized loss from investments	(490,972)
Net unrealized appreciation on investments	5,328,842

Net Assets	$42,200,310

Class A:
Net asset value, offering and redemption price per share ($ 4,411,549 / 382,259)	$11.54

Maximum offering price per share (100/95 of $ 11.54)	$12.15

Class I:
Net asset value, offering and redemption price per share ($ 37,788,761 / 3,262,669)	$11.58

The accompanying notes are an integral part of the financial statements.

12

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$496,089
Less: foreign taxes withheld	(395)

Total investment income	495,694

Expenses
Advisory fees (Note 2)	197,643
Transfer agent fees (Note 2)	39,757
Administration and accounting fees (Note 2)	39,314
Registration and filing fees	16,686
Legal fees	15,478
Audit fees	12,239
Printing and shareholder reporting fees	10,145
Trustees’ and officers’ fees	9,876
Custodian fees (Note 2)	7,939
Distribution fees (Class A) (Note 2)	5,027
Other expenses	6,372

Total expenses before waivers and reimbursements	360,476

Less: waivers and reimbursements (Note 2)	(135,845)

Net expenses after waivers and reimbursements	224,631

Net investment income	271,063

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(51,769)
Net change in unrealized depreciation on investments	(2,359,831)

Net realized and unrealized loss on investments	(2,411,600)

Net decrease in net assets resulting from operations	$(2,140,537)

The accompanying notes are an integral part of the financial statements.

13

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase (decrease) in net assets from operations:
Net investment income (loss)	$271,063	$(8,608)
Net realized gain (loss) from investments	(51,769)	524,170
Net change in unrealized depreciation on investments	(2,359,831)	(345,490)

Net increase (decrease) in net assets resulting from operations	(2,140,537)	170,072

Less Dividends and Distributions to Shareholders:
Net investment income:
Class I	—	(3,827)

Total net investment income	—	(3,827)

Class A	—	(67,267)
Class I	—	(1,114,550)

Total net realized capital gains	—	(1,181,817)

Net decrease in net assets from dividends and distributions to shareholders	—	(1,185,644)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(1,604,938)	1,885,141

Total increase (decrease) in net assets	(3,745,475)	869,569

Net assets
Beginning of period	45,945,785	45,076,216

End of period	$42,200,310	$45,945,785

Accumulated net investment income, end of period	$280,387	$9,324

The accompanying notes are an integral part of the financial statements.

14

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Period October 6, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$12.12		$12.61		$10.10
Net investment income/(loss)(1)	0.06		(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments(1)	(0.64)		(0.16)		2.57

Net increase/(decrease) in net assets resulting from operations	(0.58)		(0.19)		2.53

Dividends and distributions to shareholders from:
Net investment income	—		—		(0.02)
Net realized capital gains	—		(0.30)		—

Total dividends and distributions to shareholders	—		(0.30)		(0.02)

Redemption fees	—		—	(2)	—

Net asset value, end of period	$11.54		$12.12		$12.61

Total investment return(3)	(4.79)%		(1.16)%		25.08%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$4,412		$2,922		$1,162
Ratio of expenses to average net assets	1.25	%(4)	1.25%		1.25	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.87	%(4)	1.93%		2.02	%(4)
Ratio of net investment income (loss) to average net assets	1.01	%(4)	(0.26)%		(0.59	)%(4)
Portfolio turnover rate	6.05	%(6)	18.19	%(7)	21.71	%(6)(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012		For the Period May 28, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$12.15		$12.61		$10.00
Net investment income(1)	0.07		—	(2)	—	(2)
Net realized and unrealized gain/(loss) on investments(1)	(0.64)		(0.16)		2.64

Net increase/(decrease) in net assets resulting from operations	(0.57)		(0.16)		2.64

Dividends and distributions to shareholders from:
Net investment income.	—		—	(2)	(0.03)
Net realized capital gains	—		(0.30)		—

Total dividends and distributions to shareholders	—		(0.30)		(0.03)

Redemption Fees	—		—	(2)	—

Net asset value, end of period	$11.58		$12.15		$12.61

Total investment return(3)	(4.69)%		(0.91)%		26.39	%(4)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$37,789		$43,024		$43,914
Ratio of expenses to average net assets	1.00	%(5)	1.00%		1.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	1.62	%(5)	1.67%		1.84	%(5)
Ratio of net investment income to average net assets	1.26	%(5)	(0.01)%		—	%(5)(7)
Portfolio turnover rate.	6.05	%(8)	18.19	%(9)	21.71	%(8)(9)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Total investment return represents performance for Class I Shares since its commencement of operations on May 28, 2010, and does not include performance of the Predecessor Account.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Amount is less than 0.01%.
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $750,000 or more of Class A Shares (and therefore no initial sales charge was paid) and shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $750,000 or more where a selling broker-dealer did not receive a commission. As of October 31, 2012, Class C and Class R Shares had not been issued.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$38,760,211	$38,760,211	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Private Capital Management, L.P. (“Private Capital” or the “Adviser”), serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. As of October 31, 2012, the amount of potential recovery was as follows:

	Expiration
April 30, 2014	April 30, 2015	April 30, 2016
$249,622	$297,140	$135,845

As of October 31, 2012 investment advisory fees payable to the adviser were $10,029. For the six months ended October 31, 2012, the Adviser waived fees of $135,845.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, the Underwriter received $7,560 in commissions and $57,004 in sales commissions for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $3,246. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Fund or the Trust.

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$2,439,659	$3,802,067

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	166,508	$1,901,241	226,645	$2,695,519
Reinvestments	—	—	6,097	65,361
Redemption Fees**	—	—	—	59
Redemptions	(25,273)	(289,357)	(83,853)	(966,371)

Net Increase	141,235	$1,611,884	148,889	$1,794,568

Class I Shares
Sales	120,025	$1,376,013	1,247,545	$13,797,404
Reinvestments	—	—	82,630	886,619
Redemption Fees**	—	—	—	1,088
Redemptions	(398,215)	(4,592,835)	(1,270,651)	(14,594,538)

Net Increase	(278,190)	$(3,216,822)	59,524	$90,573

**

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2012, the tax character of distributions paid by the Fund was $883,917 of ordinary income dividends and $301,727 of long-term capital gains dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$—	$—	$—	$7,600,181

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$33,431,369

Gross unrealized appreciation	9,228,023
Gross unrealized depreciation	(3,899,181)

Net unrealized appreciation	$5,328,842

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Fund had late year ordinary loss deferrals of $40,982, short-term capital loss deferrals of $54,935 and long-term loss deferrals of $245,470.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2012, the Fund did not have any capital loss carryforwards.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

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Investment Adviser

Private Capital Management, L.P.

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRIVATE CAPITAL MANAGEMENT VALUE

FUND

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund.

TIMBERLINE SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2012
	Six Months†	1 Year	3 Years		Since Inception††
Class A Shares (without sales charge)	-4.47%	7.06%	N/A		-0.07%
Class A Shares (with sales charge)	-9.99%	0.92%	N/A		-3.40%
Advisor Class Shares	-4.56%	7.07%	N/A		0.80%
Institutional Class Shares	-4.36%	7.36%	15.76%	*	2.24%	*
Russell 2000® Growth Index	-0.80%	9.70%	15.74%		2.97%	(a)
Russell 2000® Growth Index	-0.80%	9.70%	15.74%		4.02%	(b)
Russell 2000® Growth Index	-0.80%	9.70%	15.74%		1.41%	(c)

†	Not annualized.

††	Class A Shares, Advisor Class Shares and Institutional Class Shares of the Fund commenced operations on February 3, 2011, March 16, 2011 and December 31, 2010, respectively.

*

Performance shown for the period from November 1, 2007 to December 30, 2010 is the performance of TW Small Cap Growth Fund I, L.P. an unregistered pooled investment vehicle (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on December 31, 2010. Performance from December 31, 2010 to October 31, 2012 is from the performance of the Fund’s Institutional Class Shares. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class shares of the Fund. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Fund had been registered under the 1940 Act its performance may have been different.

(a)	Benchmark performance is from the inception date of Class A Shares of the Fund (February 3, 2011) only and is not the inception date of the benchmark itself.

(b)	Benchmark performance is from the inception date of Advisor Class Shares of the Fund (March 16, 2011) only and is not the inception date of the benchmark itself.

(c)	Benchmark performance is from inception date of the Predecessor Fund (November 1, 2007) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (866) 632-9904.

1

TIMBERLINE SMALL CAP GROWTH FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

The returns for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. All of the Fund’s share classes apply a 1.00% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2012, are 3.67% and 1.48% for Class A Shares, 3.61% and 1.48% for Advisor Class Shares and 3.45% and 1.23% for Institutional Class Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Timberline Asset Management LLC (“Timberline” or the “Adviser”) has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit “Total Annual Fund Operating Expenses,” excluding class specific fees and expenses, extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to 1.23% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the Russell 2000® Growth Index. The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth market. It is impossible to invest directly in an index.

Investments in small capitalization companies present a greater risk of loss than investments in large companies due to greater volatility and less liquidity.

2

TIMBERLINE SMALL CAP GROWTH FUND

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2012 through October 31, 2012 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

TIMBERLINE SMALL CAP GROWTH FUND

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	Timberline Small Cap Growth Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$ 955.30	$7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.74	7.53
Advisor Class Shares
Actual	$1,000.00	$ 954.40	$7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.74	7.53
Institutional Class Shares
Actual	$1,000.00	$ 956.40	$6.07
Hypothetical (5% return before expenses)	1,000.00	1,019.00	6.26

*

Expenses are equal to an annualized expense ratio for the six month period ended October 31, 2012 of 1.48%, 1.48%, and 1.23% for Class A, Advisor Class and Institutional Class Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six month total returns for the Fund of -4.47%, -4.56%, and -4.36% for Class A, Advisor Class and Institutional Class Shares, respectively.

4

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Specialty Retail	8.7%	$1,902,170
Software	8.2	1,803,272
Oil, Gas & Consumable Fuels	6.6	1,452,670
Hotels, Restaurants & Leisure	6.5	1,428,970
Health Care Equipment & Supplies	5.9	1,283,147
Biotechnology	4.4	973,203
Health Care Providers & Services	4.4	954,547
Aerospace & Defense	4.2	918,432
IT Services	3.6	797,646
Machinery	3.4	734,073
Consumer Finance	3.3	729,748
Electronic Equipment, Instruments & Components	3.3	720,193
Semiconductors & Semiconductor Equipment	2.9	627,997
REIT	2.7	581,430
Professional Services	2.6	559,419
Internet Software & Services	2.4	519,751
Household Durables	2.3	513,509
Road & Rail	2.3	508,350
Food & Staples Retailing	2.0	446,378
Commercial Services & Supplies	1.6	354,384
Real Estate Management & Development	1.6	347,964
Internet & Catalog Retail	1.5	339,003
Diversified Consumer Services	1.5	332,681
Life Sciences Tools & Services	1.5	327,155
Electrical Equipment	1.4	295,744
Commercial Banks	1.0	209,859
Communications Equipment	1.0	209,812
Metals & Mining	0.9	195,976
Pharmaceuticals	0.9	193,644
Energy Equipment & Services	0.8	167,574
Health Care Technology	0.8	164,325
Chemicals	0.7	154,027
Building Products	0.6	141,109
Trading Companies & Distributors	0.6	139,870
Computers & Peripherals	0.6	120,490
Other Assets in Excess of Liabilities	3.3	718,112

NET ASSETS	100.0%	$21,866,634

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Aerospace & Defense — 4.2%
B/E Aerospace, Inc.*	6,260	$282,263
DigitalGlobe, Inc.*	11,652	302,253
Hexcel Corp.*	13,064	333,916

		918,432

Biotechnology — 4.4%
Amarin Corp. PLC, ADS*	15,769	185,759
ARIAD Pharmaceuticals, Inc.*	8,683	187,119
Keryx Biopharmaceuticals, Inc.*	38,976	97,050
NewLink Genetics Corp.*	8,451	116,539
Sangamo BioSciences, Inc.*	16,781	93,302
Spectrum Pharmaceuticals, Inc.*	12,337	137,681
Trius Therapeutics, Inc.*	28,422	155,753

		973,203

Building Products — 0.6%
USG Corp.*	5,283	141,109

Chemicals — 0.7%
Kraton Performance Polymers, Inc.*	7,059	154,027

Commercial Banks — 1.0%
Banner Corp.	7,239	209,859

Commercial Services & Supplies — 1.6%
US Ecology, Inc.	14,934	354,384

Communications Equipment — 1.0%
Sonus Networks, Inc.*	112,802	209,812

Computers & Peripherals — 0.6%
Quantum Corp.*	114,752	120,490

Consumer Finance — 3.3%
DFC Global Corp.*	10,281	173,235

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Finance — (Continued)
NetSpend Holdings, Inc.*	51,962	$556,513

		729,748

Diversified Consumer Services — 1.5%
Capella Education Co.*	4,890	152,666
Coinstar, Inc.*	3,835	180,015

		332,681

Electrical Equipment — 1.4%
Acuity Brands, Inc.	4,571	295,744

Electronic Equipment, Instruments & Components — 3.3%
FEI Co.	5,772	317,749
OSI Systems, Inc.*	2,357	186,792
Rogers Corp.*	5,472	215,652

		720,193

Energy Equipment & Services — 0.8%
Key Energy Services, Inc.*	25,623	167,574

Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	1,596	82,274
The Fresh Market, Inc.*	2,515	142,626
United Natural Foods, Inc.*	4,160	221,478

		446,378

Health Care Equipment & Supplies — 5.9%
Cyberonics, Inc.*	4,951	228,984
DexCom, Inc.*	16,924	221,704
ICU Medical, Inc.*	3,258	193,297
Masimo Corp.*	10,597	232,816
Spectranetics Corp.*	17,398	253,315
Volcano Corp.*	5,347	153,031

		1,283,147

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.*	12,859	264,510

The accompanying notes are an integral part of the financial statements.

6

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
HealthSouth Corp.*	13,997	$309,754
HMS Holdings Corp.*	13,800	318,642
WellCare Health Plans, Inc.*	1,295	61,641

		954,547

Health Care Technology — 0.8%
athenahealth, Inc.*	2,556	164,325

Hotels, Restaurants & Leisure — 6.5%
BJ’s Restaurants, Inc.*	9,446	312,190
Jack in the Box, Inc.*	8,225	213,932
Red Robin Gourmet Burgers, Inc.*	7,813	260,954
Scientific Games Corp., Class A*	32,598	268,282
Vail Resorts, Inc.	6,580	373,612

		1,428,970

Household Durables — 2.3%
Skullcandy, Inc.*	17,485	211,743
SodaStream International Ltd.*	3,612	129,129
Standard Pacific Corp.*	25,020	172,637

		513,509

Internet & Catalog Retail — 1.5%
Shutterfly, Inc.*	11,203	339,003

Internet Software & Services — 2.4%
Internap Network Services Corp.*	50,204	343,897
Zillow, Inc., Class A*	4,707	175,854

		519,751

IT Services — 3.6%
ExlService Holdings, Inc.*	16,912	501,272
WEX Inc.*	4,017	296,374

		797,646

	Number of Shares	Value
COMMON STOCKS — (Continued)
Life Sciences Tools & Services — 1.5%
PAREXEL International Corp.*	10,660	$327,155

Machinery — 3.4%
Actuant Corp., Class A	12,368	349,272
Chart Industries, Inc.*	2,737	193,752
CLARCOR Inc.	4,223	191,049

		734,073

Metals & Mining — 0.9%
Kaiser Aluminum Corp.	3,235	195,976

Oil, Gas & Consumable Fuels — 6.6%
Berry Petroleum Co., Class A	5,109	196,748
Energy XXI (Bermuda) Ltd.	9,775	323,552
KiOR, Inc., Class A*	14,821	97,819
Oasis Petroleum, Inc.*	10,818	317,725
Pioneer Energy Services Corp.*	36,599	241,553
Rosetta Resources, Inc.*	5,979	275,273

		1,452,670

Pharmaceuticals — 0.9%
MAP Pharmaceuticals, Inc.*	12,558	193,644

Professional Services — 2.6%
Acacia Research Corp.*	6,597	171,324
The Advisory Board Co.*	3,337	158,508
The Corporate Executive Board Co.	2,433	109,388
WageWorks, Inc.*	6,199	120,199

		559,419

Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc.	4,476	347,964

REIT — 2.7%
EastGroup Properties, Inc.	3,306	172,110

The accompanying notes are an integral part of the financial statements.

7

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
REIT — (Continued)
Mid-America Apartment Communities, Inc.	3,195	$206,748
Tanger Factory Outlet Centers, Inc.	6,437	202,572

		581,430

Road & Rail — 2.3%
Genesee & Wyoming, Inc., Class A*	4,160	301,475
Old Dominion Freight Line, Inc.*	6,168	206,875

		508,350

Semiconductors & Semiconductor Equipment — 2.9%
Cavium, Inc.*	6,846	227,150
Hittite Microwave Corp.*	3,496	198,013
Mindspeed Technologies, Inc.*	59,482	202,834

		627,997

Software — 8.2%
Infoblox, Inc.*	8,778	145,803
Interactive Intelligence Group, Inc.*	4,552	144,344
Netscout Systems, Inc.*	6,470	160,003
OPNET Technologies, Inc.	12,969	550,275
Parametric Technology Corp.*	13,396	270,331
Qlik Technologies Inc.*	3,465	63,791
Sourcefire, Inc.*	5,511	235,816
Tangoe, Inc.*	18,027	232,909

		1,803,272

	Number of Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 8.7%
Francesca’s Holdings Corp.*	9,869	$291,432
GameStop Corp., Class A	10,423	237,957
Monro Muffler Brake, Inc.	6,455	218,954
Pier 1 Imports, Inc.	17,034	347,494
Select Comfort Corp.*	7,902	219,913
Vitamin Shoppe, Inc.*	4,976	284,826
Zumiez, Inc.*	11,916	301,594

		1,902,170

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc.*	4,325	139,870

TOTAL COMMON STOCKS (Cost $19,689,857)		21,148,522

TOTAL INVESTMENTS - 96.7% (Cost $19,689,857)		21,148,522

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%		718,112

NET ASSETS - 100.0%		$21,866,634

* Non-income producing.

ADS	American Depositary Share
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

8

TIMBERLINE SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

Assets
Investments, at value (Cost $19,689,857)	$21,148,522
Cash	677,004
Receivable for investments sold	229,498
Dividends and interest receivable	3,961
Receivable from Investment Adviser	16,544
Prepaid expenses and other assets	19,996

Total assets	22,095,525

Liabilities
Payable for investments purchased	150,749
Payable for transfer agent fees	37,318
Payable for audit fees	12,084
Payable for administration and accounting fees	8,985
Payable to custodian	4,157
Accrued expenses	15,598

Total liabilities	228,891

Net Assets	$21,866,634

Net Assets Consisted of:
Capital stock, $0.01 par value	$21,197
Paid-in capital	21,292,839
Accumulated net investment loss	(94,232)
Accumulated net realized loss from investments	(811,835)
Net unrealized appreciation on investments	1,458,665

Net Assets	$21,866,634

Class A:
Net asset value, redemption price per share ($342,331 / 33,349)	$10.27

Maximum offering price per share (100/94.25 of $10.27)	$10.90

Advisor Class:
Net asset value, offering and redemption price per share ($67,266 / 6,560)	$10.25

Institutional Class:
Net asset value, offering and redemption price per share ($21,457,037 / 2,079,826)	$10.32

The accompanying notes are an integral part of the financial statements.

9

TIMBERLINE SMALL CAP GROWTH FUND

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

Investment Income
Dividends	$36,450
Interest	284

Total investment income	36,734

Expenses
Advisory fees (Note 2)	106,003
Transfer agent fees (Note 2)	57,698
Administration and accounting fees (Note 2)	39,610
Registration and filing fees	21,698
Legal fees	15,494
Custodian fees (Note 2)	12,973
Audit fees	12,177
Printing and shareholder reporting fees	11,911
Trustees’ and officers’ fees	8,468
Distribution fees (Class A) (Note 2)	496
Distribution fees (Advisor Class) (Note 2)	86
Other expenses	5,553

Total expenses before waivers and reimbursements	292,167

Less: waivers and reimbursements (Note 2)	(161,201)

Net expenses after waivers and reimbursements	130,966

Net investment loss	(94,232)

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(710,338)
Net change in unrealized appreciation/(depreciation) on investments	(149,167)

Net realized and unrealized loss on investments	(859,505)

Net decrease in net assets resulting from operations	$(953,737)

The accompanying notes are an integral part of the financial statements.

10

TIMBERLINE SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the Six-Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment loss	$(94,232)	$(178,118)
Net realized gain/(loss) from investments	(710,338)	52,147
Net change in unrealized appreciation/(depreciation) on investments	(149,167)	(938,653)

Net decrease in net assets resulting from operations:	(953,737)	(1,064,624)

Less Dividends and Distributions to Shareholders:
Net realized capital gains:
Class A	—	(1,996)
Advisor Class	—	(612)
Institutional Class	—	(442,533)

Net decrease in net assets from dividends and distributions to shareholders	—	(445,141)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,658,774	3,884,119

Total increase in net assets	705,037	2,374,354

Net assets
Beginning of period	21,161,597	18,787,243

End of period	$21,866,634	$21,161,597

Accumulated net investment income/(loss), end of period	$(94,232)	$—

The accompanying notes are an integral part of the financial statements.

11

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period February 3, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.75		$11.85	$10.57

Net investment loss(1)	(0.06)		(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.42)		(0.71)	1.32

Net increase/(decrease) in net assets resulting from operations	(0.48)		(0.84)	1.28

Dividends and distributions to shareholders from:
Net realized gains	—		(0.26)	—

Net asset value, end of period	$10.27		10.75	$11.85

Total investment return(2)	(4.47)%		(6.75)%	12.11%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$342		$458	$72
Ratio of expenses to average net assets	1.48	%(3)	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.00	%(3)	3.67%	3.75	%(3)
Ratio of net investment loss to average net assets	(1.13	)%(3)	(1.27)%	(1.34	)%(3)
Portfolio turnover rate	57.39	%(5)	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

12

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Advisor Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Advisor Class
	For the Six Months ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period March 16, 2011* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.74		$11.85	$10.40
Net investment loss(1)	(0.06)		(0.13)	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.43)		(0.72)	1.47

Net increase/(decrease) in net assets resulting from operations	(0.49)		(0.85)	1.45

Dividends and distributions to shareholders from:
Net realized gains	—		(0.26)	—

Net asset value, end of period	$10.25		$10.74	$11.85

Total investment return(2)	(4.56)%		(6.84)%	13.94%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$67		$53	$28
Ratio of expenses to average net assets	1.48	%(3)	1.48%	1.48	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.00	%(3)	3.61%	3.49	%(3)
Ratio of net investment loss to average net assets	(1.13	)%(3)	(1.27)%	(1.29	)%(3)
Portfolio turnover rate.	57.39	%(5)	104.56%	31.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the period December 31, 2010 (commencement of operations) to April 30, 2011. Portfolio turnover is not annualized.

The accompanying notes are an integral part of the financial statements.

13

TIMBERLINE SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.79		$11.86	$10.00

Net investment loss(1)	(0.05)		(0.11)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.42)		(0.70)	1.90

Net increase/(decrease) in net assets resulting from operations	(0.47)		(0.81)	1.86

Dividends and distributions to shareholders from:
Net realized gains	—		(0.26)	—

Net asset value, end of period	$10.32		$10.79	$11.86

Total investment return(2)	(4.36)%		(6.49)%	18.60%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$21,457		$20,650	$18,687
Ratio of expenses to average net assets	1.23	%(3)	1.23%	1.23	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.75	%(3)	3.45%	2.81	%(3)
Ratio of net investment loss to average net assets	(0.88	)%(3)	(1.02)%	(1.11	)%(3)
Portfolio turnover rate	57.39	%(5)	104.56%	31.40	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The Timberline Small Cap Growth Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 31, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Advisor Class and Institutional Class Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A Shares made within twelve months of purchase where (i) $1 million or more of Class A Shares was purchased without an initial sales charge and (ii) the Fund’s principal underwriter,Foreside Funds Distributors LLC (the”Underwriter”), paid a commission to the selling broker-dealer for such sale.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$21,148,522	$21,148,522	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

16

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Affiliates and Related Parties

Timberline Asset Management LLC (“Timberline” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse

17

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.23% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. At October 31, 2012, the amount of potential recovery was as follows:

	Expiration
April 30, 2014	April 30, 2015	April 30, 2016
$61,402	$386,522	$161,201

For the six months ended October 31, 2012, the advisory fees accrued and waived were $106,003 and fees reimbursed by the Adviser were $55,198.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund. For the six months ended October 31, 2012, there were no fees paid for the sale of Fund shares.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Advisor Class Shares in accordance with Rule 12b-1 under the 1940

18

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Act. Pursuant to the Class A and Advisor Class Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis, of the average daily net assets of the Fund’s Class A and Advisor Class Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2012 was $1,874. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Fund during the time of her employment. Certain employees of BNY Mellon are also Officers of the Trust and are not compensated by the Fund or the Trust.

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$14,104,627	$11,517,453

19

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	—	$—	40,823	$432,061
Reinvestments	—	—	210	1,996
Redemption Fees*	—	—	—	8
Redemptions	(9,266)	(96,902)	(4,484)	(47,623)

Net increase	(9,266)	$(96,902)	36,549	$386,442

Advisor Class Shares
Sales	3,668	$37,411	5,975	$61,393
Reinvestments	—	—	64	612
Redemption Fees*	—	—	—	1
Redemptions	(2,080)	(21,022)	(3,471)	(31,882)

Net increase	1,588	$16,389	2,568	$30,124

Institutional Class Shares
Sales	167,457	$1,750,975	294,275	$3,051,248
Reinvestments	—	—	46,484	442,533
Redemption Fees*	—	18	—	554
Redemptions	(1,077)	(11,706)	(2,758)	(26,782)

Net increase	166,380	$1,739,287	338,001	$3,467,553

Total Net Increase	158,702	$1,658,774	377,118	$3,884,119

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

20

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the fiscal year ended April 30, 2012, the tax character of distributions paid by the Fund was $445,141 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$97,918	$97,779	$1,310,638

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

21

TIMBERLINE SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

October 31, 2012

(Unaudited)

At October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$19,689,857

Gross unrealized appreciation	$2,551,011
Gross unrealized depreciation	(1,092,346)

Net unrealized appreciation	$1,458,665

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was April 30, 2012. As of April 30, 2012, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 632-9904 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At an in-person meeting held on September 27, 2012, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Timberline Asset Management LLC (the “Adviser” or “Timberline”) and FundVantage Trust (the “Trust”) on behalf of the Timberline Small Cap Growth Fund (the “Fund”) (“Agreement”). In determining whether to continue the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of the Adviser, (vi) investment performance information, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund and (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Adviser also provided its Form ADV for the Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objective, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.

23

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

The Trustees considered the investment performance for the Fund and the Adviser. The Trustees reviewed the historical performance charts for the Fund, which included the performance of the Fund’s predecessor, and the Russell 2000 Growth Index, the Fund’s benchmark, for the one year, three year and since inception periods ended August 31, 2012, including a comparison to the Morningstar Small Growth category and Lipper Small Cap Growth Funds classification, the Fund’s applicable Morningstar and Lipper peer groups, respectively, for the one year and three year periods ended August 31, 2012. The Trustees noted that the Fund underperformed the Lipper Small Cap Growth Funds category for the one year and three year periods ended August 31, 2012. The Trustees also noted that the Fund underperformed the Morningstar Small Growth category for the one year ended August 31, 2012, and outperformed for the three year period ended August 31, 2012. With respect to its benchmark, the Fund underperformed its benchmark for the one year and three year periods ended August 31, 2012, and outperformed for the period November 1, 2007 to August 31, 2012. The Trustees considered the short-term and long-term performance of the Fund. They concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the information provided by Timberline.

Representatives from Timberline attended the meeting in person and discussed Timberline’s history, performance, investment strategy, and compliance program in connection with the proposed continuation of the Agreement and answered questions from the Board.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees evaluated expense comparison data for the Fund and Timberline’s similarly managed accounts and the Trustees also evaluated explanations provided by the Adviser as to differences in fees charged to the Fund and other similarly managed accounts. The Trustees concluded that the advisory fee and services provided by the Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund.

The Trustees reviewed the services provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued provision of those services. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively. The Trustees considered the costs of the services provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as its profitability. The Trustees were provided with the most recent financials for the Adviser’s parent company, Stifel Financial Corp., for the year ended December 31, 2011. The Trustees considered any direct or indirect revenues which would

24

TIMBERLINE SMALL CAP GROWTH FUND

Other Information

(Unaudited)

be received by affiliates of the Adviser. The Trustees noted that the level of profitability of the Adviser is an important factor in providing service to the Fund, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as healthy, on-going concerns generally and, as investment adviser of the Fund, specifically. Based on the information provided, the Trustees concluded that the Adviser’s fees derived from its relationship with the Trust in light of the Fund’s estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by the Adviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders, but that the fee structure did not currently include breakpoint reductions as asset levels increased.

In voting to approve the continuation of the Agreement, the Board considered all relevant factors and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement.

25

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser*

Timberline Asset Management LLC

805 SW Broadway, Suite 2400

Portland, OR 97205

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

*Timberline Asset Management LLC, a Delaware limited liability company, does business in the state of California as Timberline Asset Managers LLC.

TIMBERLINE SMALL

CAP GROWTH FUND

of

FundVantage Trust

Class A Shares (SGWAX)

Advisor Class Shares (SGWYX)

Institutional Class Shares (SGRIX)

SEMI-ANNUAL REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Timberline Small Cap Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Timberline Small Cap Growth Fund.

WHV FUNDS

Semi-Annual Investment Adviser’s Report

October 31, 2012

(Unaudited)

Dear WHV Funds Shareholder,

The world stock markets continue to be strongly influenced by a plethora of macro factors. While past negative news gave ample reason for investors to worry, positive actions kindled a rebound in world markets. The world’s central banks continue to fuel strong stock market advances as conventional and non-conventional measures are being used in an attempt to offset a distinct lack of credible fiscal policy initiatives in developed countries. The Federal Reserve Bank initiated the latest quantitative easing program (QE3) involving the large-scale acquisition of mortgage-backed securities in an attempt to somewhat offset the anticipated recessionary effects caused by the previously discussed advent of the “Fiscal Cliff.” Incidentally, the U.S. economy might be able to better handle the onset of this event as residential real estate appears to have bottomed and employment statistics are showing signs of improvement.

Not to be outdone, the European Central Bank initiated its Outright Monetary Transactions program, creating the latest euro zone crisis-related acronym “OMT” in the process. This policy initiative involves unlimited purchases of short-term debt issued by the weakest euro zone members. Market tensions related to the euro zone sovereign debt and banking crisis were further reduced by the decision of Germany’s Federal Constitutional Court to allow Germany to participate in the USD $650 billion European Stability Mechanism (ESM), which is also referred to as “the bazooka.” We feel that the efficacy limits of monetary policy measures appear close to being reached. It is increasingly obvious that the various budget, sovereign debt and banking crises bedeviling most developed countries will not be solved in short order and require painful, long-term adjustments. Unfortunately, this is likely to be commented on time and again in future letters.

WHV International Equity Fund

Market Outlook

These are extraordinary and unprecedented times for central bankers around the world. Their official mandates and missions are to 1) regulate the country’s banks, 2) manage the money supply and provide for a stable currency foundation, 3) control inflation and 4) create a monetary environment that can support full employment. The fourth goal is expected to be accomplished in partnership with fiscal policy. However, the U.S., Europe and Japan are saddled with high levels of sovereign debt and must reduce their government deficit spending and raise taxes to avoid further credit rating downgrades such as the loss of AAA government bond ratings by the U.S., France and Japan. Fiscal policies in the developed countries can no longer engage in ever increasing debt-financed spending programs to stimulate their respective economies. Central bankers have found themselves playing doubles tennis or bridge without a partner.

The entire weight and fate of the global economy rests squarely on the shoulders of the central bankers in our interconnected capitalistic world. Fortunately, the U.S. Federal Reserve Bank (FRB), European Central Bank (ECB), Bank of Japan (BOJ) and Bank of England (BOE) understand the grave responsibilities cast upon them and they have all engaged in aggressive monetary easing policies. Initially, conventional low interest rate policies were instituted but they proved to be only partially effective as the countries fell into a liquidity trap where monetary theory in the current stagnant economic environment prescribes an interest rate lower than zero to generate optimal economic stimulation.

1

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

The solution to the sub-zero interest rate conundrum facing the four major central banks was to engage in various forms of unconventional monetary easing policies called Quantitative Easing (QE). The standard version of QE adopted by the FRB, BOJ and BOE involved making massive financial asset purchases and paying for them with newly created bank credit or newly issued paper currency. The ECB engaged in massive low cost bank lending programs to rescue the ailing European banks.

The management of inflation risk by the central banks is being significantly reduced in importance as they have directed their priorities towards reducing unemployment and preserving the integrity of the Eurozone, Euro and European banks. The FRB’s inflation target of 2% has become a long-term average goal rather than a fixed short-term ceiling and this opens the possibility that U.S inflation could potentially rise to 3-4% before the FRB reverses course and tightens its policy. The ECB and BOE also have inflation targets of 2% but that number could also be breached on the upside with further massive QE.

The world has benefited substantially from three decades of declining inflation which reduced costs and stimulated economic growth. However, synchronized credit creation and money printing by the major central banks may ignite inflationary forces similar to the 1960’s and 1970’s. Stagnant subpar global economic growth of 3-3.5% in an environment of rising inflation expectations could breed stagflation. We believe that the central banks would almost certainly not permit inflation to rise above 4-5% for a sustained period of time. However, an inflation advance from 2% to 3% is a 50% increase which could motivate investors to seek out inflation-hedging assets such as equities and the Fund’s energy and materials investments for potential protection against purchasing power degradation and paper money devaluation.

Performance Review

The primary factor in the sector selection process of the WHV International Equity Fund is the analysis of global supply and demand imbalances. The identification and monitoring of these imbalances allows WHV to follow the relative attractiveness of each sector. For example, the current secular theme emphasizes those sectors that are expected to benefit from the developing economic leadership of the emerging market economies: energy, materials and industrials.

A “risk-off” environment reemerged in the spring of 2012 as concerns regarding global economic growth and the sovereign debt crisis in Europe weighed on the global equity markets. For the six-month period ending October 31, 2012, the WHV International Equity Fund realized a -1.29% (I share), and -1.40% (A share without sales charge), total return without load. This is compared to the overall international equity market, as defined by the MSCI EAFE Index (gross), appreciating 2.38% for the same period. The Fund’s underperformance for the period was attributable to its overweight in the economically sensitive sectors energy and materials sectors. Stock selection in the energy sector and the underweight to financials were additional headwinds for the Fund.

2

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2012

(Unaudited)

WHV Emerging Markets Equity Fund

Market Outlook

The International Monetary Fund (IMF) recently reduced its forecast for world economic growth in the recently released October 2012 World Economic Outlook. However, the forecasts were only marginally reduced for emerging markets (EM) countries and, as a group, a 5.6% growth rate is anticipated for 2013. The IMF assumes a reacceleration of China’s economic growth rate bringing it to 8% and above for 2013 and 2014. China’s stock market has continued to produce inferior returns and is trading at 1Q 2009 levels as investors are concerned about continued economic weakness. However, the Chinese market appears very inexpensive at a P/E ratio of 8.9x given the next twelve-months consensus earnings growth of 11%. We remain confident on our Chinese holdings and expect to see positive developments in the Chinese market in the foreseeable future.

The Brazilian stock market has underperformed the EM universe for almost two years due to a combination of weaker commodity demand from China and intervention by Dilma Rousseff’s government in the Oil & Mining, Banking and Utility sectors to suppress price increases in an effort to stimulate the economy without re-accelerating inflation. Some market observers see troubling similarities to Argentinean government interference, an analogy we feel to be overwrought and exaggerated.

India’s strong stock market performance appears to be linked to a renewed commitment to economic reforms by the government, which recently initiated changes in regulations to allow foreign majority ownership in the retail sector. While substantive changes will require a new government, expected after elections in about fifteen months, the current economic focus is beneficial to India’s economy which has struggled to maintain the high growth rates seen throughout the last decade.

The Russian stock market is the most attractively valued among the major EM markets, but appears to lack any sustainable catalyst besides rising oil prices. The Putin presidency (version 2.0) appears to lack direction and has not outlined any concrete policies to move the economy away from its extreme dependence on oil.

Most emerging stock markets continue to be valued attractively by historic standards and we continue to anticipate relatively attractive investment returns for the foreseeable future. The MSCI Emerging Markets Index trades at a forward P/E of 10.2x, P/B of 1.6x, and dividend yield of 2.8% with projected 2012 EPS growth of 11.6%, which has historically suggested strong six- and twelve-month forward returns for investors.i,ii,iii

Performance Review

The investment philosophy of the WHV Emerging Markets Equity Fund is grounded in the conviction that superior investment performance results are obtainable by identifying attractively valued companies that can grow their earnings faster than the overall market. The process begins with a top- down analysis that aims to identify the most attractive emerging market countries in which to invest. Utilizing the firm’s long running GARPiv oriented philosophy, the firm then constructs a portfolio of stocks that we believe are the most attractive within those countries through bottom-up, fundamental research.

3

WHV FUNDS

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2012

(Unaudited)

For the six-month period ending October 31, 2012, the WHV Emerging Markets Equity Fund realized a total return without load of -4.24% (I share), and -4.35% (A share without sales charge). This is compared to the emerging markets equity market, as defined by the MSCI Emerging Markets Index (net), declining -1.25% for the same period. The Fund’s underperformance for the period was largely attributable to stock selection in the industrials and information technology sectors. Furthermore, stock selection in China and Indonesia, as well as the overweight to Argentina contributed to relative underperformance.

We thank you for your investment in the Funds and look forward to communicating with you again in our next letter.

Sincerely,

WHV Investment Management

i MSCI, Factset, 30 September 2012

ii Morgan Stanley Research

iii Past performance is not a guarantee of future returns.

iv GARP (Growth at a Reasonable Price): An equity investment strategy that seeks to combine tenets of both growth investing and value investing to find individual stocks. GARP investors look for companies that are showing consistent earnings growth above broad market levels (a tenet of growth investing) while excluding companies that have very high valuations (value investing).

This letter is intended to assist shareholders in understanding how the Funds performed during the six month ended October 31, 2012 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Funds or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

4

WHV FUNDS

WHV International Equity Fund

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2012
	6 Months†	1 Year	3 Years	Since Inception
Class A Shares (without sales charge)*	-1.40%	3.12%	4.83%	7.19%
Class A Shares (with sales charge)*	-7.08%	-2.82%	2.78%	5.26%
Class I Shares**	-1.29%	3.41%	5.09%	18.45%
MSCI EAFE Index (Gross)	2.38%	5.15%	3.31%	5.55%	***
MSCI EAFE Index (Gross)	2.38%	5.15%	3.31%	9.60%	****

†	Not Annualized.
*	Class A Shares of the WHV International Equity Fund (the “Fund”) commenced operations on July 31, 2009.
**	Class I Shares of the Fund commenced operations on December 19, 2008.
***	Benchmark performance is from the inception date of Class A Shares of the Fund (July 31, 2009) only and is not the inception date of the benchmark itself.
****	Benchmark performance is from the inception date of Class I Shares of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.51% and 1.50%, respectively, for Class A Shares and 1.27% and 1.25%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2012, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investment Management, Inc. (the “Adviser”), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

5

WHV FUNDS

WHV International Equity Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2012

(Unaudited)

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index (Europe, Autralasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of October 31, 2012, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

6

WHV FUNDS

WHV Emerging Markets Equity Fund

Semi-Annual Report

Performance Data

October 31, 2012

(Unaudited)

Average Annual Total Returns For the Periods Ended October 31, 2012
	6 Months†	1 Year	Since Inception
Class A Shares (without sales charge)*	-4.35%	5.42%	-5.27%
Class A Shares (with sales charge)*	-9.81%	-0.60%	-8.28%
Class I Shares*	-4.24%	5.68%	-5.08%
MSCI Emerging Markets Index (Net)	-1.25%	2.63%	-5.12%	**

†	Not Annualized.
*	The WHV Emerging Markets Equity Fund commenced operations on December 31, 2010.
**	Benchmark performance is from inception date of the Fund (December 31, 2010) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 18.13% and 1.75%, respectively, for Class A Shares and 14.21% and 1.50%, respectively, for Class I Shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2012, and may differ from the actual expenses incurred by the Fund for the period covered by this report. WHV Investment Management, Inc. (the "Adviser”), formerly Wentworth, Hauser and Violich, Inc., has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until December 31, 2013 unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund evaluates its performance as compared to that of the MSCI Emerging Markets Index, which is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. As of October 31, 2012, the MSCI Emerging Markets Index consisted of the following 21 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

All mutual fund investing involves risk, including possible loss of principal. The Fund is new, with a limited operating history. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices. Emerging markets involve additional risks, including lack of market liquidity, currency devaluation, hyperinflation, political or social instability, and other factors.

7

WHV FUNDS

Fund Expense Disclosure

October 31, 2012

(Unaudited)

As a shareholder of the WHV Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2012 through October 31, 2012 for the WHV International Equity Fund and for the WHV Emerging Markets Equity Fund, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

WHV FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2012

(Unaudited)

	WHV International Equity Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$986.00	$7.51
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Class I Shares
Actual	$1,000.00	$987.10	$6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

	WHV Emerging Markets Equity Fund
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period**
Class A Shares
Actual	$1,000.00	$956.50	$8.63
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89
Class I Shares
Actual	$1,000.00	$957.60	$7.40
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2012 of 1.50% and 1.25% for Class A and Class I Shares, respectively, for the WHV International Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The WHV International Equity Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the WHV International Equity Fund of -1.40% and -1.29% for Class A and Class I Shares, respectively.

**Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2012 of 1.75% and 1.50% for Class A and Class I Shares, respectively, for the WHV Emerging Markets Equity Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The WHV Emerging Markets Equity Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the WHV Emerging Markets Equity Fund of -4.35% and -4.24% for Class A and Class I Shares, respectively.

9

WHV FUNDS

WHV International Equity Fund

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	25.3%	$82,392,565
Chemicals	12.0	39,086,686
Metals & Mining	10.8	35,098,463
Road & Rail	10.1	32,977,099
Oil, Gas & Consumable Fuels	8.3	27,095,493
Food Products	6.6	21,309,181
Beverages	5.0	16,045,008
Electrical Equipment	4.3	14,119,745
Tobacco	3.7	12,142,786
Machinery	2.5	8,229,309
Pharmaceuticals	1.5	4,781,177
Real Estate Management & Development	1.1	3,423,680
Insurance	1.0	3,271,060
Capital Markets	0.3	886,706
Trading Companies & Distributors	0.2	506,883
Other Assets in Excess of Liabilities	7.3	23,726,457

NET ASSETS	100.0%	$325,092,298

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.7%
Australia — 4.5%
BHP Billiton, Ltd., SP ADR	208,780	$14,769,097

Bermuda — 4.0%
Bunge, Ltd	27,765	1,972,149
Nabors Industries, Ltd.*	676,007	9,119,334
PartnerRe, Ltd	24,905	2,017,305

		13,108,788

Brazil — 1.8%
Vale SA, SP ADR	309,415	5,668,483

Canada — 28.0%
Agrium, Inc	110,765	11,690,138
Brookfield Asset Management, Inc., Class A	99,410	3,423,680
Canadian National Railway Co.	174,345	15,059,921
Canadian Natural Resources, Ltd.	372,500	11,249,500
Canadian Pacific Railway, Ltd.	194,625	17,917,178
Ensign Energy Services, Inc.	32,910	490,393
Finning International, Inc.	21,575	506,883
Manulife Financial Corp.	45,730	566,137
Potash Corp. of Saskatchewan, Inc.	350,155	14,135,757
Suncor Energy, Inc.	452,670	15,218,765
Talisman Energy, Inc.	55,020	627,228

		90,885,580

Curacao — 4.5%
Schlumberger, Ltd.	210,620	14,644,409

France — 0.2%
AXA SA, SP ADR	43,165	687,618

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — 2.8%
BASF SE, SP ADR	110,830	$9,155,666

Ireland — 6.9%
Cooper Industries PLC	188,414	14,119,745
Ingersoll-Rand PLC	174,980	8,229,309

		22,349,054

Luxemburg — 3.3%
Tenaris SA, ADR	281,295	10,582,318

Netherlands — 4.8%
Core Laboratories NV	84,825	8,792,960
Unilever NV, NY Shares	187,300	6,872,037

		15,664,997

Norway — 0.2%
Yara International ASA, ADR	16,160	762,590

Switzerland — 18.5%
Nestle SA, SP ADR	196,795	12,464,995
Noble Corp.	431,605	16,288,773
Novartis AG, ADR	79,080	4,781,177
Syngenta AG, ADR	42,875	3,342,535
Transocean, Ltd.	245,210	11,203,645
UBS AG	59,035	886,706
Weatherford International, Ltd.*	997,410	11,270,733

		60,238,564

United Kingdom — 13.2%
British American Tobacco PLC, SP ADR	122,210	12,142,786
Diageo PLC, SP ADR	140,450	16,045,008
Rio Tinto PLC, SP ADR	293,335	14,660,883

		42,848,677

TOTAL COMMON STOCKS (Cost $290,860,276)		301,365,841

The accompanying notes are an integral part of the financial statements.

11

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

Value
TOTAL INVESTMENTS - 92.7% (Cost $290,860,276)	$301,365,841
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3%	23,726,457

NET ASSETS - 100.0%	$325,092,298

*	Non-income producing.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

12

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio Holdings Summary Table

October 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	16.8%	$954,780
Oil, Gas & Consumable Fuels	13.8	785,005
Internet Software & Services	11.1	629,107
Energy Equipment & Services	7.7	434,131
Semiconductors & Semiconductor Equipment	6.8	385,452
Beverages	6.5	367,089
Auto Components	5.9	337,420
Metals & Mining	5.1	289,005
Food & Staples Retailing	4.7	268,523
Hotels, Restaurants & Leisure	4.5	253,417
Pharmaceuticals	3.1	175,716
Chemicals	2.8	160,534
Food Products	2.4	133,736
Wireless Telecommunication Services	2.3	132,772
Health Care Equipment	2.0	112,233
Other Assets in Excess of Liabilities	4.5	253,990

NET ASSETS	100.0%	$5,672,910

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.5%
Argentina — 3.0%
Tenaris SA, ADR	4,550	$171,171

Brazil — 6.0%
BRF - Brasil Foods SA, ADR	7,300	133,736
Cia de Bebidas das Americas, PRF ADR	5,000	203,950

		337,686

Chile — 5.7%
Cia Cervecerias Unidas SA, ADR	2,300	163,139
Sociedad Quimica y Minera de Chile SA, SP ADR	2,775	160,534

		323,673

China — 19.7%
Baidu, Inc., SP ADR*	1,040	110,885
CNOOC, Ltd., ADR	900	184,995
Melco Crown Entertainment, Ltd., ADR*	17,465	253,417
Mindray Medical International, Ltd., ADR	3,300	112,233
NetEase, Inc., ADR*	2,000	108,000
PetroChina Co., Ltd., ADR	1,175	159,518
Sina Corp.*	3,480	190,112

		1,119,160

Columbia — 4.8%
Ecopetrol SA, SP ADR	2,825	167,268
Pacific Rubiales Energy Corp.	4,300	102,524

		269,792

Czech Republic — 3.3%
Komercni Banka AS	925	188,776

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — 8.9%
Dr. Reddy’s Laboratories, Ltd., ADR	5,400	$175,716
HDFC Bank, Ltd., ADR	5,500	205,645
Tata Motors, Ltd., SP ADR	5,000	120,750

		502,111

Malaysia — 3.2%
Public Bank Bhd	34,300	179,045

Mexico — 2.3%
America Movil SAB de CV, ADR, Class L	5,250	132,772

Peru — 5.6%
Credicorp, Ltd.	1,525	197,244
Southern Copper Corp.	3,200	121,920

		319,164

Poland — 2.6%
Eurocash SA	12,100	147,770

Russia — 14.7%
Eurasia Drilling Co., Ltd., GDR	7,600	262,960
Mail.ru Group, Ltd., GDR*	6,600	220,110
Polyus Gold International Ltd.*	50,200	167,085
Sberbank of Russia, SP ADR	15,800	184,070

		834,225

South Africa — 3.0%
Sasol, Ltd., SP ADR	4,025	170,700

South Korea — 8.4%
Hyundai Mobis Co., Ltd.	850	216,670
Samsung Electronics Co., Ltd., GDR	430	258,252

		474,922

The accompanying notes are an integral part of the financial statements.

14

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

October 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	8,000	$127,200

Turkey — 2.1%
Bim Birlesik Magazalar AS	2,600	120,753

TOTAL COMMON STOCKS (Cost $5,075,039)		5,418,920

TOTAL INVESTMENTS - 95.5% (Cost $5,075,039)		5,418,920
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%		253,990

NET ASSETS - 100.0%		$5,672,910

*	Non-income producing.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

15

WHV FUNDS

Statement of Assets and Liabilities

October 31, 2012

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Assets
Investments, at value (Cost $290,860,276 and $5,075,039, respectively)	$301,365,841	$5,418,920
Cash	23,998,949	276,752
Receivable for capital shares sold	335,558	—
Dividends and interest receivable	346,157	3,007
Receivable from Investment Adviser	—	13,777
Prepaid expenses and other assets	45,185	18,869

Total assets	326,091,690	5,731,325

Liabilities
Payable for capital shares redeemed	577,115	—
Payable to Investment Adviser	286,047	—
Payable for transfer agent fees	48,961	30,236
Payable for administration and accounting fees	23,896	8,597
Payable for audit fees	13,448	12,643
Payable to custodian	10,280	6,403
Payable for legal fees	9,242	138
Accrued expenses	30,403	398

Total liabilities	999,392	58,415

Net Assets	$325,092,298	$5,672,910

Net Assets Consist of:
Capital stock, $0.01 par value	$170,324	$6,285
Paid-in capital	319,972,303	5,752,314
Accumulated net investment income	1,568,173	27,734
Accumulated net realized loss from investments	(7,124,067)	(457,279)
Net unrealized appreciation on investments	10,505,565	343,856

Net Assets	$325,092,298	$5,672,910

The accompanying notes are an integral part of the financial statements.

16

WHV FUNDS

Statement of Assets and Liabilities (Concluded)

October 31, 2012

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Class A:
Net asset value, offering and redemption price per share ($53,523,405 / 2,813,172) and ($469,065 / 52,086), respectively	$19.03	$9.01

Maximum offering price per share (100/94.25 of $19.03 and $9.01), respectively	$20.19	$9.56

Class I:
Net asset value, offering and redemption price per share ($271,568,893 / 14,219,253) and ($5,203,845 / 576,462), respectively	$19.10	$9.03

The accompanying notes are an integral part of the financial statements.

17

WHV FUNDS

Statement of Operations

For the Six Months Ended October 31, 2012

(Unaudited)

	WHV International Equity Fund	WHV Emerging Markets Equity Fund
Investment Income
Dividends	$2,561,904	$62,852
Less: foreign taxes withheld	(242,005)	(4,614)
Interest	6,387	65

Total investment income.	2,326,286	58,303

Expenses
Advisory fees (Note 2)	1,567,879	26,416
Administration and accounting fees (Note 2)	124,402	38,292
Transfer agent fees (Note 2)	77,093	46,181
Distribution fees (Class A) (Note 2)	67,911	637
Professional fees.	31,692	12,928
Trustees’ and officers’ fees (Note 2)	28,796	438
Registration and filing fees	26,750	9,863
Printing and shareholder reporting fees	21,907	308
Custodian fees (Note 2)	19,348	11,807
Other expenses	19,575	984

Total expenses before waivers and reimbursements	1,985,353	147,854

Less: waivers and reimbursements (Note 2)	—	(107,593)
Plus: Net expenses recouped (Note 2)	42,407	—

Net expenses after waivers and reimbursements	2,027,760	40,261

Net investment income.	298,526	18,042

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	—	(358,881)
Net realized loss from foreign currency transactions	—	(3,350)
Net change in unrealized appreciation/(depreciation) on investments	(4,068,001)	116,326
Net change in unrealized appreciation on foreign currency transactions	—	16

Net realized and unrealized loss on investments	(4,068,001)	(245,889)

Net increase/(decrease) in net assets resulting from operations	$(3,769,475)	$(227,847)

The accompanying notes are an integral part of the financial statements.

18

WHV FUNDS

WHV International Equity Fund

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$298,526	$1,859,318
Net realized loss from investments	—	(6,298,028)
Net change in unrealized depreciation from investments	(4,068,001)	(29,936,205)

Net decrease in net assets resulting from operations	(3,769,475)	(34,374,915)

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A	—	(104,431)
Class I	—	(798,249)

Total net investment income	—	(902,680)

Net decrease in net assets from dividends and distributions	—	(902,680)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	14,234,218	100,431,144

Total increase in net assets	10,464,743	65,153,549

Net assets
Beginning of period	314,627,555	249,474,006

End of period	$325,092,298	$314,627,555

Accumulated net investment income, end of period	$1,568,173	$1,269,647

The accompanying notes are an integral part of the financial statements.

19

WHV FUNDS

WHV Emerging Markets Equity Fund

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (Unaudited)	For the Year Ended April 30, 2012
Increase/(decrease) in net assets from operations:
Net investment income	$18,042	$15,731
Net realized loss from investments and foreign currency transactions	(362,231)	(92,418)
Net change in unrealized appreciation from investments and foreign currency transactions	116,342	200,427

Net increase/(decrease) in net assets resulting from operations	(227,847)	123,740

Less Dividends and Distributions to Shareholders:
Class A	—	(1,077)
Class I	—	(6,791)

Total net investment income	—	(7,868)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	429,273	4,870,354

Total increase in net assets	201,426	4,986,226

Net assets
Beginning of period	5,471,484	485,258

End of period	$5,672,910	$5,471,484

Accumulated net investment income, end of period	$27,734	$9,692

The accompanying notes are an integral part of the financial statements.

20

WHV FUNDS

WHV International Equity Fund

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 30, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Period July 31, 2009* to April 30, 2010
Per Share Operating Performance
Net asset value, beginning of period	$19.30		$22.42	$17.97	$15.22

Net investment income(1)	—	(2)	0.10	0.01	0.05
Net realized and unrealized gain/(loss) on investments(1)	(0.27)		(3.20)	4.44	2.70

Net increase/(decrease) in net assets resulting from operations	(0.27)		(3.10)	4.45	2.75

Dividends to shareholders from:
Net investment income	—		(0.03)	—	—
Net realized gains	—		—	(0.01)	—	(2)

Total distributions	—		(0.03)	(0.01)	—

Redemption fees	—	(2)	0.01	0.01	—	(2)

Net asset value, end of period	$19.03		$19.30	$22.42	$17.97

Total investment return(3)	(1.40)%		(13.75)%	24.83%	18.07%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$53,523		$58,360	$56,113	$14,349
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.50%	1.50	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(5)	1.47	%(4)	1.51%	1.57%	2.32	%(4)
Ratio of net investment income to average net assets	(0.02	)%(4)	0.51%	0.05%	0.37	%(4)
Portfolio turnover rate	0.00	%(6)	7.48%	2.20%	30.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

21

WHV FUNDS

WHV International Equity Fund

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 30, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period December 19, 2008* to April 30, 2009
Per Share Operating Performance
Net asset value, beginning of period	$19.35		$22.47	$17.99	$12.44	$10.00

Net investment income(1)	0.02		0.15	0.05	0.12	0.07
Net realized and unrealized gain/(loss) on investments(1)	(0.27)		(3.21)	4.45	5.43	2.37

Net increase/(decrease) in net assets resulting from operations	(0.25)		(3.06)	4.50	5.55	2.44

Dividends to shareholders from:
Net investment income	—		(0.07)	(0.02)	— (2)	—
Net realized gains	—		—	(0.01)	— (2)	—

Total distributions	—		(0.07)	(0.03)	—	—

Redemption fees	—	(2)	0.01	0.01	— (2)	—

Net asset value, end of period	$19.10		$19.35	$22.47	$17.99	$12.44

Total investment return(3)	(1.29)%		(13.51)%	25.12%	44.62%	24.40%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$271,569		$256,268	$193,361	$64,538	$191

Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment(5)	1.22	%(4)	1.27%	1.32%	2.50%	163.68	%(4)
Ratio of net investment income to average net assets	0.23	%(4)	0.77%	0.24%	0.68%	1.73	%(4)
Portfolio turnover rate	0.00	%(6)	7.48%	2.20%	30.18%	11.10	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.01 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

22

WHV FUNDS

WHV Emerging Markets Equity Fund

Financial Highlights

Contained below is per share operating performance data for each Class A Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.42		$10.34	$10.00

Net investment income/(loss)(1)	0.02		0.06	—	(2)
Net realized and unrealized gain/(loss) on investments(1)	(0.43)		(0.94)	0.34

Net increase/(decrease) in net assets resulting from operations.	(0.41)		(0.88)	0.34

Dividends to shareholder from:
Net investment income	—		(0.04)	—

Net asset value, end of period	$9.01		$9.42	$10.34

Total investment return(3)	(4.35)%		(8.43)%	3.40%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$469		$650	$5
Ratio of expenses to average net assets	1.75	%(4)	1.75%	1.75	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	5.84	%(4)	18.13%	113.39	%(4)
Ratio of net investment income/(loss) to average net assets	0.46	%(4)	0.70%	(0.15	)%(4)
Portfolio turnover rate	42.32	%(6)	64.04%	19.25	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.01) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

23

WHV FUNDS

WHV Emerging Markets Equity Fund

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class I Share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012	For the Period December 31, 2010* to April 30, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.43		$10.35	$10.00
Net investment income(1)	0.03		0.09	0.01
Net realized and unrealized gain/(loss) on investments(1)	(0.43)		(0.96)	0.34

Net increase/(decrease) in net assets resulting from operations	(0.40)		(0.87)	0.35

Dividends to shareholders from:
Net investment income	—		(0.05)	—

Net asset value, end of period	$9.03		$9.43	$10.35

Total investment return(2)	(4.24)%		(8.30)%	3.50%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$5,204		$4,821	$480
Ratio of expenses to average net assets	1.50	%(3)	1.50%	1.50	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	5.57	%(3)	14.21%	104.44	%(3)
Ratio of net investment income to average net assets	0.71	%(3)	0.95%	0.40	%(3)
Portfolio turnover rate	42.32	%(5)	64.04%	19.25	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

24

WHV FUNDS

Notes to Financial Statements

October 31, 2012

(Unaudited)

1. Organization and Significant Accounting Policies

The WHV International Equity Fund and the WHV Emerging Markets Equity Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on December 19, 2008 and December 31, 2010, respectively. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer separate classes of shares, Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV”

25

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1—	quoted prices in active markets for identical securities;
• Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3—	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 10/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$301,365,841	$301,365,841	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$5,418,920	$5,418,920	$—	$—

*	Please refer to Portfolio of Investments for further details.

26

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended October 31, 2012, there were no transfers between Levels 1, 2 and 3 for both Funds.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

27

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility

28

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Affiliates and Related Parties

WHV serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of each Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) of the WHV International Equity Fund’s average daily net assets and 1.50% (on an annual basis) of the WHV Emerging Markets Equity Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2013 for the WHV International Equity Fund and until December 31, 2013 for the WHV Emerging Markets Equity Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Funds. No recoupment will occur unless the Funds’ expenses are below the Expense Limitation. As of October 31, 2012, the amount of potential recovery was as follows:

	Expiration
	April 30, 2013	April 30, 2014	April 30, 2015	April 30, 2016
WHV International Equity Fund	$258,678	$114,347	$38,946	—
WHV Emerging Markets Equity Fund	—	$56,380	$225,812	$107,593

For the six months ended October 31, 2012 , the Adviser recouped $42,407 from WHV International Equity Fund.

For the six months ended October 31, 2012, the advisory fee and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
WHV International Equity Fund	$1,567,879	—	$1,567,879
WHV Emerging Markets Equity Fund	26,416	$(107,593)	(81,177)

Hirayama Investments, LLC (“Hirayama”or the “Sub-Adviser”) serves as the sub-adviser to the WHV International Equity Fund. The Sub-Adviser provides certain services pursuant to a sub-advisory agreement among WHV, the Sub-Adviser and the Trust, on behalf of the WHV International Equity Fund. Sub-Advisory fees are paid by WHV, not the WHV International Equity Fund.

29

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds.

For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average net assets and is subject to certain minimum monthly fees.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Funds terminate their agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Funds. For the six months ended October 31, 2012, the Underwriter received $26,471 and $2,077 in commissions and $1,339 and $91 in sales commission for the sale of fund shares for the WHV International Equity Fund and WHV Emerging Markets Equity Fund, respectively.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Class A Shares.

The Trustees of the Trust who are not affiliated with BNY Mellon receive an annual retainer and out-of-pocket expenses for meetings attended. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2012, was $19,898 for the WHV International Equity Fund and $336 for the WHV Emerging Markets Equity Fund. During the period, there was a Trustee who is an employee of BNY Mellon. She was not entitled to compensation by the Funds during the time of her employment. Certain employees of BNY Mellon are Officers of the Trust. They are not compensated by the Funds or the Trust.

30

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2012, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
WHV International Equity Fund	$11,689,883	$—
WHV Emerging Markets Equity Fund	2,481,664	2,141,715

4. Capital Share Transactions

For the six months ended October 31, 2012 and the year ended April 30, 2012, transactions in capital shares (authorized shares unlimited) were as follows:

	WHV International Equity Fund
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	286,486	$5,265,539	1,740,339	$33,373,071
Reinvestments	—	—	4,868	82,029
Redemption Fees*	—	2,044	—	15,886
Redemptions	(497,282)	(9,137,591)	(1,223,912)	(22,687,006)

Net increase	(210,796)	$(3,870,008)	521,295	$10,783,980

Class I Shares
Sales	2,601,486	$48,353,582	8,339,672	$158,834,663
Reinvestments	—	—	39,261	662,731
Redemption Fees*	—	9,669	—	55,630
Redemptions	(1,627,554)	(30,259,025)	(3,739,908)	(69,905,860)

Net increase	973,932	$18,104,226	4,639,025	$89,647,164

31

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

	WHV Emerging Markets Equity Fund
	For the Six Months Ended October 31, 2012 (Unaudited)		For the Year Ended April 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares
Sales	5,589	$48,097	68,420	$623,760
Reinvestments	—	—	138	1,077
Redemptions*	(22,532)	(182,590)	—	—

Net increase	(16,943)	$(134,493)	68,558	$624,837

Class I Shares
Sales	79,486	$681,171	479,124	$4,380,150
Reinvestments	—	—	847	6,597
Redemptions*	(14,037)	(117,405)	(15,379)	(141,230)

Net increase	65,449	$563,766	464,592	$4,245,517

*

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of April 30, 2012, the tax characters of distributions paid by the Funds were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend
WHV International Equity Fund	$902,680	$—
WHV Emerging Markets Equity Fund	7,868	—

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

32

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
WHV International Equity Fund	$(439,858)	$1,269,647	$—	$11,322,031
WHV Emerging Markets Equity Fund	(19,739)	9,692	—	214,096

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
WHV International Equity Fund	$290,860,276	$36,142,330	$(25,636,765)	$10,505,565
WHV Emerging Markets Equity Fund	5,075,039	430,420	(86,539)	343,881

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2012. For the fiscal year ended April 30, 2012, the Funds deferred to May 1, 2012 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
WHV International Equity Fund	$—	$538,823	$2,893,851
WHV Emerging Markets Equity Fund	—	51,973	9,918

Accumulated capital losses represent net capital loss carryovers as of April 30, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act was April 30, 2012.

33

WHV FUNDS

Notes to Financial Statements (Continued)

October 31, 2012

(Unaudited)

As of April 30, 2012, the Funds’ post-enactment capital loss carryforward which were short-term losses and long-term losses and had an unlimited period of capital loss carryover were as follows:

	Post-Enactment Unlimited Period of Net Capital Loss Carryforward
	Short-Term	Long-Term
WHV International Equity Fund	$249,830	$190,028
WHV Emerging Markets Equity Fund	19,739	—

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34

WHV FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement.

At an in-person meeting held on September 27, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 Act, as amended (“1940 Act”) (the “Independent Trustees”), unanimously approved (a) the continuation of an advisory agreement (the “Agreement”) between the Trust, on behalf of the WHV Emerging Markets Equity Fund (the “EM Fund”) and the WHV International Equity Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”), and WHV Investment Management, Inc. (“WHV”); and (b) the continuation of a sub-advisory agreement (the “Sub-advisory Agreement” and together with the Agreement, the “Agreements”) among WHV, Hirayama Investments, LLC (“Hirayama”) and the Trust, on behalf of the International Fund. In determining whether to approve the Agreements, the Trustees considered information provided by WHV and Hirayama in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that WHV and Hirayama each provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of the Adviser and Sub-Adviser, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Funds and other clients (vii) results of any regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on WHV’s or Hirayama’s ability to service the Funds, and (x) compliance with investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. WHV and Hirayama also provided their respective Form ADVs for the

35

WHV FUNDS

Other Information (Continued)

(Unaudited)

Trustees’ review and consideration. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

Representatives from WHV and Hirayama attended the Meeting either in person or via videoconference and discussed the firms’ histories, performance and investment strategies in connection with the proposed continuation of the Agreements and answered questions from the Board.

The Trustees considered the investment performance for the Funds and the Adviser and Sub-Adviser. The Trustees reviewed relevant peer comparative rankings and historical performance charts, which showed the performance for the Funds as compared to their respective benchmark indices, Morningstar categories and separate accounts for various periods ending August 31, 2012. The Trustees noted that the International Fund underperformed the average return of its Morningstar category for the year ended August 31, 2012 and outperformed for the three year period ended August 31, 2012. With respect to the International Fund’s benchmark, the MSCI EAFE (Net) Index, the Fund underperformed its benchmark for the year ended August 31, 2012 and outperformed its benchmark for the three year and since inception periods ended August 31, 2012. The Trustees noted that the EM Fund underperformed the average return of its Morningstar category for the year ended August 31, 2012. With respect to the EM Fund’s benchmark, the MSCI Emerging Markets (Net) Index, the Fund outperformed its benchmark for the one year and since inception periods ended August 31, 2012. The Trustees considered the short-term and long-term performance of the Funds. They concluded that the performance of the Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Morningstar ratings.

WHV and Hirayama provided information regarding the advisory fees and an analysis of these fees in relation to the delivery of services to Funds and any other ancillary benefit resulting from its relationship with the Trust. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by the Adviser as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees also reviewed a peer comparison of total expenses for the Funds versus other similarly managed funds. The Trustees noted that within a comparable universe of two hundred and seventy-seven foreign large, blend, growth and value funds identified by the Morningstar principia database, the International Fund’s net expense ratio ranked in the 82nd percentile. The Trustees noted that, of eighteen funds with comparable assets under management ($275 million to $325 million) within this universe, the advisory fees ranged between 0.65% and 1.09%, with expense ratios between 0.65% to 1.40%, and noted that the International Fund’s advisory fee and expense ratio were within this range. The Trustees noted that within a comparable universe of one hundred and twenty-six diversified emerging markets funds identified by the Morningstar principia database, the EM Fund’s net expense

36

WHV FUNDS

Other Information (Continued)

(Unaudited)

ratio ranked in the 69th percentile. The Trustees noted that, of eighteen funds with comparable assets under management ($2.5 million to $10 million) within this universe, the advisory fees ranged between 0.75% and 1.25%, with expense ratios between 0.65% to 1.70%, and noted that the EM Fund’s advisory fee and expense ratio were within this range. The Trustees concluded that the advisory and sub-advisory fees and services provided by WHV and Hirayama, respectively, are consistent with those of other advisers or sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

The Trustees reviewed the services provided to the Funds by WHV and Hirayama and concluded that the nature, extent and quality of the services provided by WHV and Hirayama were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the retention of those services. They also concluded that WHV and Hirayama have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and demonstrated their ability to attract and retain qualified personnel.

The Trustees then considered the costs of the services provided by WHV and Hirayama, the compensation and benefits received by WHV and Hirayama in providing services to the Funds and WHV’s and Hirayama’s profitability. The Trustees were provided with WHV’s most recent audited financial statements and Himaraya’s balance sheet. The Trustees noted that WHV’s and Hirayama’s levels of profitability are important factors to consider, and the Trustees should be satisfied that WHV’s and Hirayama’s profits are sufficient to continue as a healthy concern generally and as investment advisers of the WHV Funds specifically. The Trustees noted that the sub-advisory fees under the Sub-advisory Agreement with respect to the International Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. The Trustees concluded that WHV’s and Hirayama’s fees derived from their relationship with the Trust, in light of the Funds’ expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Funds was reasonable, taking into account the projected growth and size of the Funds and the quality of services provided by WHV and Hirayama, the investment performance of the Funds and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale should be achieved at higher asset levels for the Funds for the benefit of fund shareholders, but that the fee structure for the Funds did not currently include breakpoint reductions as asset levels increased.

In voting to approve the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama, each for an additional one year period, the Board considered

37

WHV FUNDS

Other Information (Concluded)

(Unaudited)

all relevant factors and the information presented to the Board by WHV and Hirayama. In arriving at its decision, the Trustees did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreements would be in the best interest of the Funds and their shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement between the Trust and WHV and the Sub-advisory Agreement between WHV and Hirayama.

38

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Investment Adviser

WHV Investment Management, Inc.

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Sub-Adviser (WHV International Equity Fund)

Hirayama Investments, LLC

301 Battery Street

Suite 400

San Francisco, CA 94111-3203

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

WHV FUNDS

of

FundVantage Trust

WHV International Equity Fund

WHV Emerging Markets Equity Fund

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the WHV Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the WHV Funds.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	12/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	12/24/2012

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	12/24/2012

* Print the name and title of each signing officer under his or her signature.